SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  37         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            38        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on Oct. 11, 2005 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] as soon as practicable pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede prospectuses for RiverSource(SM) Retirement Advisor Variable Annuity, RiverSource(SM) Retirement Advisor Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage(SM) Variable Annuity/RiverSource Retirement Advisor Select(SM) Variable Annuity, RiverSource Retirement Advisor Advantage(SM) Variable Annuity - Band 3 and RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity/RiverSource Retirement Advisor Select Plus(SM) Variable Annuity filed in Post-Effective Amendment No. 31 to Registration Statement No. 333-79311 filed on or about April 27, 2005.

PROSPECTUS


OCT. 11, 2005


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919

           ameriprise.com

           IDS LIFE VARIABLE ACCOUNT 10/IDS LIFE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

-    AIM Variable Insurance Funds

-    AllianceBernstein Variable Products Series Fund, Inc.

-    American Century(R) Variable Portfolios, Inc.

-    Calvert Variable Series, Inc.

-    Evergreen Variable Annuity Trust

-    Fidelity(R) Variable Insurance Products - Service Class 2


-    Franklin(R) Templeton(R) Variable Insurance
     Products Trust (FTVIPT) - Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    Lazard Retirement Series, Inc.


-    Liberty Variable Investment Trust

-    MFS(R) Variable Insurance Trust(SM)

-    Oppenheimer Variable Account Funds - Service Shares

-    Putnam Variable Trust - Class IB Shares

-    RiverSource(SM) Variable Portfolio Funds
     (previously American Express(R) Variable Portfolio Funds)


-    Salomon Brothers Variable Series Funds, Inc.

-    Van Kampen Life Investment Trust

-    Wanger Advisors Trust

-    Wells Fargo Variable Trust


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IDS Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          5
EXPENSE SUMMARY                                                                7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   15
FINANCIAL STATEMENTS                                                          39
THE VARIABLE ACCOUNT AND THE FUNDS                                            39
GUARANTEE PERIOD ACCOUNTS (GPAs)                                              51
THE FIXED ACCOUNT                                                             52
THE SPECIAL DCA ACCOUNT                                                       53
BUYING YOUR CONTRACT                                                          53
CHARGES                                                                       57
VALUING YOUR INVESTMENT                                                       63
MAKING THE MOST OF YOUR CONTRACT                                              65
SURRENDERS                                                                    75
TSA -- SPECIAL PROVISIONS                                                     76
CHANGING OWNERSHIP                                                            76
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           77
OPTIONAL BENEFITS                                                             78
THE ANNUITY PAYOUT PERIOD                                                     90
TAXES                                                                         91
VOTING RIGHTS                                                                 94
SUBSTITUTION OF INVESTMENTS                                                   94
ABOUT THE SERVICE PROVIDERS                                                   95
ADDITIONAL INFORMATION ABOUT IDS LIFE                                         96
ADDITIONAL INFORMATION                                                       108
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                108
IDS LIFE INSURANCE COMPANY FINANCIAL INFORMATION                             109
APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)                         134
APPENDIX B: EXAMPLE -- SURRENDER CHARGES                                     136
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS                                     140
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 145


CORPORATE REORGANIZATION


On Sept.30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS


THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
                                        3
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OWNER (YOU, YOUR): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.


PORTFOLIO NAVIGATOR (PN) ASSET ALLOCATION PROGRAM: This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable
MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 39)

- the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 51)

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 52)

-    the Special DCA account, when available. (p. 53)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 53)


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                                RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities             $1,000             $ 2,000
   initial payment for nonqualified annuities           2,000              10,000
   for any additional payments                             50                  50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without home office approval) based on your age on the effective date of the contract:

                                                RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For the first year:
   through age 85                                   $999,999*             $999,999*
   for ages 86 to 90                                 100,000               100,000
For each subsequent year:
   through age 85                                    100,000               100,000
   for ages 86 to 90                                  50,000                50,000

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (p. 72)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 75)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 76)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 77)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 78)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 90)

TAXES: Generally, income earned your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 91)


LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

           SEVEN-YEAR SCHEDULE                        TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                        NUMBER OF COMPLETED
YEARS FROM DATE OF EACH  SURRENDER CHARGE  YEARS FROM DATE OF EACH  SURRENDER CHARGE
   PURCHASE PAYMENT         PERCENTAGE        PURCHASE PAYMENT         PERCENTAGE
           0                     7%                    0                    8%
           1                     7                     1                    8
           2                     7                     2                    8
           3                     6                     3                    7
           4                     5                     4                    7
           5                     4                     5                    6
           6                     2                     6                    5
           7+                    0                     7                    4
                                                       8                    3
                                                       9                    2
                                                      10+                   0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                          YEARS FROM             SURRENDER CHARGE
                        CONTRACT DATE               PERCENTAGE
                              1                         7%
                              2                         7
                              3                         7
                              Thereafter                0

SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS

(Contingent deferred sales load)

                                                           SURRENDER CHARGE PERCENTAGE
                                               (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                IN CONTRACT YEAR
     PAYMENTS MADE IN CONTRACT YEAR            1              2            3           THEREAFTER
                  1                            8%             7%           6%              0%
                  2                                           8            7               0
                  3                                                        8               0
                  Thereafter                                                               0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                Maximum: $50*       Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)


ROPP RIDER FEE                                   Maximum: 0.30%   Current: 0.20%
MAV RIDER FEE                                    Maximum: 0.35%   Current: 0.25%
5-YEAR MAV RIDER FEE                             Maximum: 0.20%   Current: 0.10%
EEB RIDER FEE                                    Maximum: 0.40%   Current: 0.30%
EEP RIDER FEE                                    Maximum: 0.50%   Current: 0.40%
PN RIDER FEE                                     Maximum: 0.20%   Current: 0.10%
ACCUMULATION BENEFIT RIDER FEE                   Maximum: 2.50%   Current: 0.60%
WITHDRAWAL BENEFIT RIDER FEE                     Maximum: 2.50%   Current: 0.60%


ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:        RAVA ADVANTAGE PLUS      RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                      0.95%                 1.20%
FOR QUALIFIED ANNUITIES                         0.75%                 1.00%
FOR BAND 3 ANNUITIES                            0.55%                 0.75%

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                      MINIMUM      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements         .55%        2.98%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                      GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                         FEES      FEES    EXPENSES    EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                      .61%      .25%     .30%       1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                       .75       .25      .35        1.35(1)
AIM V.I. Financial Services Fund, Series I Shares                         .75        --      .37        1.12(1)
(previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM V.I. International Growth Fund, Series I Shares
AIM V.I. Technology Fund, Series I Shares                                 .75        --      .40        1.15(1)
(previously INVESCO VIF - Technology Fund, Series I Shares)
AllianceBernstein VP Growth and Income Portfolio (Class B)                .55       .25      .05         .85(2)
AllianceBernstein VP International Value Portfolio (Class B)              .75       .25      .20        1.20(2)
AllianceBernstein VP Global Technology Portfolio (Class B)                .75       .25      .13        1.13(2)
American Century(R) VP International, Class II                           1.17       .25       --        1.42(3)


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                      GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                         FEES      FEES    EXPENSES    EXPENSES
American Century(R) VP Ultra, Class II                                    .90%      .25%      --%     1.08%(3)
American Century(R) VP Value, Class II                                    .83       .25       --      1.08(3)
Calvert Variable Series, Inc. Social Balanced Portfolio                   .70        --      .21       .91(4)
Columbia High Yield Fund, Variable Series, Class B                        .60       .25      .16      1.01(5)
Evergreen VA International Equity Fund - Class 2                          .42       .25      .30       .97(6)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                 .47       .25      .13       .85(2)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         .57       .25      .14       .96(7)
Fidelity(R) VIP Overseas Portfolio Service Class 2                        .72       .25      .19      1.16(7)
FTVIPT Franklin Real Estate Securities Fund - Class 2                     .48       .25      .02       .75(8),(9)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 .53       .25      .18       .96(9),(10)
FTVIPT Mutual Shares Securities Fund - Class 2                            .60       .25      .15      1.00(9)
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                               .70        --      .08       .78(11),(12)
Goldman Sachs VIT Mid Cap Value Fund                                      .80        --      .08       .88(11)
Lazard Retirement International Equity Portfolio                          .75       .25      .29      1.29(13)
MFS(R) Investors Growth Stock Series - Service Class                      .75       .25      .11      1.11(14),(15)
MFS(R) New Discovery Series - Service Class                               .90       .25      .11      1.26(14),(15)
MFS(R) Total Return Series - Service Class                                .75       .25      .08      1.08(14),(15)
MFS(R) Utilities Series - Service Class                                   .75       .25      .14      1.14(14),(15)
Oppenheimer Global Securities Fund/VA, Service Shares                     .63       .25      .03       .91(16)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 .75       .25      .06      1.06(16)
Oppenheimer Strategic Bond Fund/VA, Service Shares                        .71       .25      .03       .99(16)
Putnam VT Health Sciences Fund - Class IB Shares                          .70       .25      .15      1.10(16)
Putnam VT International Equity Fund - Class IB Shares                     .75       .25      .19      1.19(16)
Putnam VT Vista Fund - Class IB Shares                                    .65       .25      .14      1.04(16)
RiverSource Variable Portfolio - Balanced Fund                            .63       .13      .08        84(17),(18)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource Variable Portfolio - Cash Management                          .51       .13      .09       .73(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource Variable Portfolio - Core Bond Fund                           .63       .13      .27      1.03(17),(19)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource Variable Portfolio - Diversified Bond Fund                    .60       .13      .11       .84(17)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource Variable Portfolio - Diversified Equity Income Fund           .63       .13      .10       .86(17),(18)
(previously AXP(R) Variable Portfolio - Diversified
  Equity Income Fund)
RiverSource Variable Portfolio - Emerging Markets Fund                   1.12       .13      .28      1.53(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle
  Emerging Markets Fund)
RiverSource Variable Portfolio - Global Bond Fund                         .83       .13      .14      1.10(17)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource Variable Portfolio - Global Inflation
  Protected Securities Fund                                               .49       .13      .27       .89(17),(19)
(previously AXP(R) Variable Portfolio - Inflation
  Protected Securities Fund)
RiverSource Variable Portfolio - Growth Fund                              .69       .13      .11       .93(17),(18)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource Variable Portfolio - High Yield Bond Fund                     .62       .13      .10       .85(17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource Variable Portfolio - Income Opportunities Fund                .64       .13      .28      1.05(17),(19)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                      GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                         FEES      FEES    EXPENSES    EXPENSES
RiverSource Variable Portfolio - International Opportunity Fund           .80%      .13%     .13%     1.06%(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle
  International Fund)
RiverSource Variable Portfolio - Large Cap Equity Fund                    .60       .13      .08       .81(17),(18)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource Variable Portfolio - Large Cap Value Fund                     .63       .13     1.80      2.56(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource Variable Portfolio - Mid Cap Growth Fund                      .58       .13      .11       .82(17),(18),(19)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource Variable Portfolio - Mid Cap Value Fund                       .73       .13     2.12      2.98(17),(19)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RiverSource Variable Portfolio - New Dimensions Fund(R)                   .55       .13      .08       .76(17),(18)
(previously AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R))
RiverSource Variable Portfolio - S&P 500 Index Fund                       .29       .13      .13       .55,(17),(19)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource Variable Portfolio - Select Value Fund                        .80       .13      .24      1.17(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource Variable Portfolio - Short Duration
  U.S. Government Fund                                                    .61       .13      .11       .85(17)
(previously AXP(R) Variable Portfolio - Short Duration
  U.S. Government Fund)
RiverSource Variable Portfolio - Small Cap Advantage Fund                 .71       .13      .16      1.00(17),(18)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource Variable Portfolio - Small Cap Value Fund                     .97       .13      .18      1.28(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners
  Small Cap Value Fund)
RiverSource Variable Portfolio - Strategy Aggressive Fund                 .56       .13      .09       .78(17),(18)
(previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Salomon Brothers Small Cap Growth Fund, Class II                          .75       .25      .51      1.51(16)
Van Kampen Life Investment Trust Comstock Portfolio,
  Class II Shares                                                         .57       .25      .04       .86(16)
Wanger International Small Cap                                           1.17        --      .19      1.36(20)
Wanger U.S. Smaller Companies                                             .92        --      .08      1.00(21)
Well Fargo Advantage Opportunity Fund                                     .72       .25      .20      1.17(22)
(successor to Strong Opportunity Fund II - Advisor Class)



(1) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor, as the case may be, has contractually agreed to waive advisory fees and/or reimburse expenses of to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares (advisor only) to 1.30% of average daily net assets and Series II shares (advisor and/or distributor) to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares average daily net assets.

(2) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

(3) Based on expenses incurred by the fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisers, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

(6) The total ratio of expenses to average net assets excludes expense reductions and fee waivers.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 0.92% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(11) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% for Goldman Sachs VIT CORE(SM) U.S. Equity Fund and 0.25% for Goldman Sachs VIT Mid Cap Value Equity Fund of the Fund's average daily net assets. The Investment Adviser for Goldman Sachs VIT CORE(SM) U.S. Equity has contractually agreed to maintain these expense limitations through June 30, 2005. The Investment Adviser for Goldman Sachs VIT Mid Cap Value Equity Fund may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

(12) Effective June 1, 2004, the Investment Adviser voluntarily agreed to waive a portion of its management fee for Goldman Sachs VIT CORE(SM) U.S. Equity Fund, equal to an annual percentage rate of 0.05% of the Fund's average daily net assets. Management fee waiver for the period ended Dec. 31, 2004 was 0.03%.

(13) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series, 1.07% for Total Return Series and 1.13% for Utilities Series.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource Variable Portfolio
     - International Opportunity Fund, 0.02% for RiverSource Variable Portfolio
     - Large Cap Equity Fund, 0.07% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.07% for RiverSource Variable Portfolio - New Dimensions Fund, 0.01% for RiverSource Variable Portfolio - Select Value Fund, 0.08% for RiverSource Variable Portfolio - Small Cap Advantage Fund, 0.04% for RiverSource Variable Portfolio - Small Cap Value Fund and 0.07% for RiverSource Variable Portfolio - Strategy Aggressive Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource Variable Portfolio - Balanced Fund, 0.08% for RiverSource Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource Variable Portfolio - Growth Fund and 0.002% for RiverSource Variable Portfolio - Large Cap Value Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource Variable Portfolio - Core Bond Fund, 1.75% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource Variable Portfolio - Select Value Fund and 1.30% for RiverSource Variable Portfolio - Small Cap Value Fund.

(20) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 1.17%; other expenses, 0.19%; and total operating expenses, 1.36%.

(21) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

(22) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (SFC) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on Dec. 10 and Dec. 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund. The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses for the Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.07% for Wells Fargo Advantage Opportunity Fund. Please refer to the Fund's prospectus for additional details.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The funds -- Fund selection"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the contract.

This compensation may be paid to us and/or our affiliates from various sources including:

- fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

-    assets of the fund's adviser, subadviser or an affiliate of either;

-    assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

- compensating, training and educating sales representatives who sell the contracts;

- activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

- advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

- furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

- subaccounting, transaction processing, recordkeeping and administrative services.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)   $1,539.44  $2,865.61  $4,124.32  $6,646.44  $739.44  $2,165.61  $3,524.32  $6,646.44
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     1,439.44   2,765.61   3,924.32   6,646.44   739.44   2,165.61   3,524.32   6,646.44
RAVA SELECT PLUS                                1,466.80   2,939.58   3,634.81   6,809.93   766.80   2,239.58   3,634.81   6,809.93
RAVA SELECT PLUS - TEXAS                        1,566.80   2,839.58   3,634.81   6,809.93   766.80   2,239.58   3,634.81   6,809.93



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)   $1,518.94  $2,809.93  $4,040.68  $6,520.86  $718.94  $2,109.93  $3,440.68  $6,520.86
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     1,418.94   2,709.93   3,840.68   6,520.86   718.94   2,109.93   3,440.68   6,520.86
RAVA SELECT PLUS                                1,446.30   2,884.22   3,552.17   6,687.91   746.30   2,184.22   3,552.17   6,687.91
RAVA SELECT PLUS - TEXAS                        1,546.30   2,784.22   3,552.17   6,687.91   746.30   2,184.22   3,552.17   6,687.91



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule(3)   $1,498.44  $2,754.00  $3,956.30  $6,392.56  $698.44  $2,054.00  $3,356.30  $6,392.56
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule     1,398.44   2,654.00   3,756.30   6,392.56   698.44   2,054.00   3,356.30   6,392.56
RAVA SELECT PLUS - BAND 3                       1,420.68   2,814.67   3,447.82   6,531.64   720.68   2,114.67   3,447.82   6,531.64
RAVA SELECT PLUS - TEXAS - BAND 3               1,520.68   2,714.67   3,447.82   6,531.64   720.68   2,114.67   3,447.82   6,531.64


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)    $957.24   $1,188.06  $1,441.95  $1,838.43  $157.24   $488.06   $ 841.95   $1,838.43
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule      857.24    1,088.06   1,241.95   1,838.43   157.24    488.06     841.95    1,838.43
RAVA SELECT PLUS                                 884.60    1,271.46     983.10   2,131.33   184.60    571.46     983.10    2,131.33
RAVA SELECT PLUS - TEXAS                         984.60    1,171.46     983.10   2,131.33   184.60    571.46     983.10    2,131.33



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)    $936.74   $1,125.29  $1,335.18  $1,613.96  $136.74   $425.29    $735.18   $1,613.96
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule      836.74    1,025.29   1,135.18   1,613.96   136.74    425.29     735.18    1,613.96
RAVA SELECT PLUS                                 864.10    1,209.03     877.52   1,912.65   164.10    509.03     877.52    1,912.65
RAVA SELECT PLUS - TEXAS                         964.10    1,109.03     877.52   1,912.65   164.10    509.03     877.52    1,912.65



                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                      IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule(3)    $916.24   $1,062.26  $1,227.53  $1,385.07  $116.24   $362.26    $627.53   $1,385.07
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule      816.24      962.26   1,027.53   1,385.07   116.24    362.26     627.53    1,385.07
RAVA SELECT PLUS - BAND 3                        838.48    1,130.63     744.29   1,633.21   138.48    430.63     744.29    1,633.21
RAVA SELECT PLUS - TEXAS - BAND 3                938.48    1,030.63     744.29   1,633.21   138.48    430.63     744.29    1,633.21


(1) In these examples, the contract administrative charge is approximated as a .034% charge for RAVA Advantage Plus, a .051% charge for RAVA Select Plus, a .051% for RAVA Select Plus - Texas, a 0.034% charge for RAVA Advantage Plus - Band 3, a .051% charge for RAVA Select Plus - Band 3 and a .051% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses. We have not provided this information for subaccounts that are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $ 0.94     $0.73     $0.98     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.00     $0.94     $0.73     $0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)      110        85         4         6        --        --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.03     $0.77     $0.98     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.18     $1.03     $0.77     $0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)      107       284       180         3        --        --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                            $ 1.06     $0.82     $0.97     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.14     $1.06     $0.82     $0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)      132        66         3        --        --        --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                            $ 0.69     $0.48     $0.91     $1.00        --        --
Accumulation unit value at end of period                                  $ 0.72     $0.69     $0.48     $0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)      249        96         3        --        --        --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                            $ 0.98     $0.75     $0.97     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.09     $0.98     $0.75     $0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)      726       969       310       136        --        --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.32     $0.92     $0.98     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.64     $1.32     $0.92     $0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)      984       472       606       210        --        --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                            $ 0.91     $0.74     $0.93     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.04     $0.91     $0.74     $0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)      127         5       254         1        --        --

AMERICAN CENTURY(R) VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.15     $0.90     $1.04     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.31     $1.15     $0.90     $1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,064       673       483       146        --        --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                            $ 0.93     $0.78     $0.89     $0.96     $1.00        --
Accumulation unit value at end of period                                  $ 1.00     $0.93     $0.78     $0.89     $0.96        --
Number of accumulation units outstanding at end of period (000 omitted)       54         8         8         6         5        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.06        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       89        --        --        --        --        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       76        --        --        --        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.01     $0.83     $1.00     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.06     $1.01     $0.83     $1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)      994       432       233       132        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.28    $ 0.93     $1.04     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.59    $ 1.28     $0.93     $1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,034       510       325       132        --        --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.06    $ 0.75     $0.95     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.20    $ 1.06     $0.75     $0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)      573       205       324         7        --        --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $ 1.85    $ 1.37     $1.35     $1.26     $0.96     $1.00
Accumulation unit value at end of period                                  $ 2.42    $ 1.85     $1.37     $1.35     $1.26     $0.96
Number of accumulation units outstanding at end of period (000 omitted)      487       349       205       211       148         4

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period                            $ 1.61    $ 1.22     $1.35     $1.20     $0.96     $1.00
Accumulation unit value at end of period                                  $ 1.98    $ 1.61     $1.22     $1.35     $1.20     $0.96
Number of accumulation units outstanding at end of period (000 omitted)      414       242       282       150         9         2

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.05    $ 0.85     $0.97     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.18    $ 1.05     $0.85     $0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)      533       667       130        --        --        --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period                            $ 0.87    $ 0.67     $0.87     $0.99     $1.10     $1.00
Accumulation unit value at end of period                                  $ 0.99    $ 0.87     $0.67     $0.87     $0.99     $1.10
Number of accumulation units outstanding at end of period (000 omitted)    1,522       735       694       943       577       170

GOLDMAN SACHS VIT MID CAP VALUE FUND (9/15/1999)
Accumulation unit value at beginning of period                            $ 1.67    $ 1.31     $1.38     $1.24     $0.95     $1.00
Accumulation unit value at end of period                                  $ 2.09    $ 1.67     $1.31     $1.38     $1.24     $0.95
Number of accumulation units outstanding at end of period (000 omitted)      834       639       450       200        15         8

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/15/1999)
Accumulation unit value at beginning of period                            $ 0.83    $ 0.65     $0.73     $0.96     $1.07     $1.00
Accumulation unit value at end of period                                  $ 0.94    $ 0.83     $0.65     $0.73     $0.96     $1.07
Number of accumulation units outstanding at end of period (000 omitted)    1,236     2,397       636       253        57         8

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                            $ 0.59    $ 0.49     $0.68     $0.91     $1.00        --
Accumulation unit value at end of period                                  $ 0.64    $ 0.59     $0.49     $0.68     $0.91        --
Number of accumulation units outstanding at end of period (000 omitted)      522       874       785       913       533        --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                            $ 0.81    $ 0.61     $0.90     $0.96     $1.00        --
Accumulation unit value at end of period                                  $ 0.86    $ 0.81     $0.61     $0.90     $0.96        --
Number of accumulation units outstanding at end of period (000 omitted)      576       622       485       548       352        --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.10        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       92        --        --        --        --        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                            $ 0.92    $ 0.68     $0.89     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.19    $ 0.92     $0.68     $0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)      211       139       139       138        --        --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.16        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      158        --        --        --        --        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.16        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      432        --        --        --        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.07        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      403        --        --        --        --        --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $ 0.92    $ 0.78    $ 0.98    $ 1.00        --        --
Accumulation unit value at end of period                                  $ 0.98    $ 0.92    $ 0.78    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)       67       170       145       129        --        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $ 1.01    $ 0.79    $ 0.96    $ 1.00        --        --
Accumulation unit value at end of period                                  $ 1.16    $ 1.01    $ 0.79    $ 0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)      194       207       881       418        --        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                            $ 0.78    $ 0.59    $ 0.86    $ 1.29    $ 1.36    $ 1.00
Accumulation unit value at end of period                                  $ 0.92    $ 0.78    $ 0.59    $ 0.86    $ 1.29    $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)      375       431       525     1,092     1,330       183

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 0.97    $ 0.81    $ 0.94    $ 1.06    $ 1.09    $ 1.00
Accumulation unit value at end of period                                  $ 1.06    $ 0.97    $ 0.81    $ 0.94    $ 1.06    $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      257       221       120       296       145        10

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.11    $ 1.11    $ 1.10    $ 1.07    $ 1.01    $ 1.00
Accumulation unit value at end of period                                  $ 1.11    $ 1.11    $ 1.11    $ 1.10    $ 1.07    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)    2,098       447     3,911     5,658     6,615     2,266
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 1.13% AND
  1.14%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.02        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       73        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.24    $ 1.20    $ 1.14    $ 1.06    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.29    $ 1.24    $ 1.20    $ 1.14    $ 1.06    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)    2,145     1,691       762       985       410        47

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.16    $ 0.82    $ 1.02    $ 1.01    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.36    $ 1.16    $ 0.82    $ 1.02    $ 1.01    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)    3,041     1,239     1,262       281       218        23

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 0.96    $ 0.69    $ 0.73    $ 0.75    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.19    $ 0.96    $ 0.69    $ 0.73    $ 0.75        --
Number of accumulation units outstanding at end of period (000 omitted)      475       115       277         3         1        --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                            $ 1.33    $ 1.18    $ 1.04    $ 1.03    $ 1.00    $ 1.00
Accumulation unit value at end of period                                  $ 1.46    $ 1.33    $ 1.18    $ 1.04    $ 1.03    $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)      741       714       251       249         4         3

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.03        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    5,004        --        --        --        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 0.57    $ 0.47    $ 0.64    $ 0.94    $ 1.17     $1.00
Accumulation unit value at end of period                                  $ 0.62    $ 0.57    $ 0.47    $ 0.64    $ 0.94     $1.17
Number of accumulation units outstanding at end of period (000 omitted)    2,153     1,664     1,064     1,285     1,762       401

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.10    $ 0.89    $ 0.95    $ 0.91    $ 1.01     $1.00
Accumulation unit value at end of period                                  $ 1.22    $ 1.10    $ 0.89    $ 0.95    $ 0.91     $1.01
Number of accumulation units outstanding at end of period (000 omitted)    2,886     4,230     1,480     1,549     1,186        48

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.04        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       --        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $ 0.70    $ 0.55    $ 0.67    $ 0.95    $ 1.27     $1.00
Accumulation unit value at end of period                                  $ 0.82    $ 0.70    $ 0.55    $ 0.67    $ 0.95     $1.27
Number of accumulation units outstanding at end of period (000 omitted)      848       143       488        65        81       133

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.76    $ 0.59    $ 0.76    $ 0.94    $ 1.14     $1.00
Accumulation unit value at end of period                                  $ 0.80    $ 0.76    $ 0.59    $ 0.76    $ 0.94     $1.14
Number of accumulation units outstanding at end of period (000 omitted)    1,484       172       202       291       266       872

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.10        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       65        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.06    $ 0.87    $ 1.01    $ 1.00        --        --
Accumulation unit value at end of period                                  $ 1.15    $ 1.06    $ 0.87    $ 1.01        --        --
Number of accumulation units outstanding at end of period (000 omitted)      523       578       328        38        --        --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.86    $ 0.69    $ 0.89    $ 1.08    $ 1.19     $1.00
Accumulation unit value at end of period                                  $ 0.88    $ 0.86    $ 0.69    $ 0.89    $ 1.08     $1.19
Number of accumulation units outstanding at end of period (000 omitted)    3,017     3,155     3,029     3,252     3,919       426

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.61    $ 0.79    $ 0.90    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.85    $ 0.77    $ 0.61    $ 0.79    $ 0.90        --
Number of accumulation units outstanding at end of period (000 omitted)    1,958     1,381       973       770       285        --

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.13        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      182        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.22    $ 1.21    $ 1.15    $ 1.09    $ 1.01     $1.00
Accumulation unit value at end of period                                  $ 1.23    $ 1.22    $ 1.21    $ 1.15    $ 1.09     $1.01
Number of accumulation units outstanding at end of period (000 omitted)      870     1,097     1,275       592         1        10


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.31    $ 0.89    $ 1.08     $1.16     $1.12     $1.00
Accumulation unit value at end of period                                  $ 1.54    $ 1.31    $ 0.89     $1.08     $1.16     $1.12
Number of accumulation units outstanding at end of period (000 omitted)      779       660       393       378       286        28

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.28    $ 0.93    $ 1.07     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.53    $ 1.28    $ 0.93     $1.07        --        --
Number of accumulation units outstanding at end of period (000 omitted)      860       982       627       411        --        --

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                            $ 0.71    $ 0.55    $ 0.81     $1.22     $1.52     $1.00
Accumulation unit value at end of period                                  $ 0.77    $ 0.71    $ 0.55     $0.81     $1.22     $1.52
Number of accumulation units outstanding at end of period (000 omitted)      192       221       386       607       798        33

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                            $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                  $ 1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      641        --        --        --        --        --

WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                            $ 1.08    $ 0.73    $ 0.85     $1.09     $1.51     $1.00
Accumulation unit value at end of period                                  $ 1.40    $ 1.08    $ 0.73     $0.85     $1.09     $1.51
Number of accumulation units outstanding at end of period (000 omitted)    1,701     1,136     1,484       769       599       112

WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period                            $ 1.37    $ 0.96    $ 1.17     $1.05     $1.15     $1.00
Accumulation unit value at end of period                                  $ 1.62    $ 1.37    $ 0.96     $1.17     $1.05     $1.15
Number of accumulation units outstanding at end of period (000 omitted)    1,415     1,250       847       820       990       125

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                            $ 0.98    $ 0.72    $ 0.99     $1.00        --        --
Accumulation unit value at end of period                                  $ 1.15    $ 0.98    $ 0.72     $0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)      408       445       314       136        --        --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED
  INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   0.94  $   0.73   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   0.99  $   0.94   $  0.73    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   39,117    20,015    11,313     1,710        --        --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   1.02  $   0.76   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.17  $   1.02   $  0.76    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   20,043    10,924     6,981     1,459        --        --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                          $   1.05  $   0.82   $  0.97    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.14  $   1.05   $  0.82    $ 0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)   10,625     8,724     5,572     1,081        --        --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                          $   0.69  $   0.48   $  0.91    $ 1.00        --        --
Accumulation unit value at end of period                                $   0.72  $   0.69   $  0.48    $ 0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)   14,454     7,882     3,769       490        --        --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                          $   0.98  $   0.74   $  0.96    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.08  $   0.98   $  0.74    $ 0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)  125,010    82,114    43,189     5,550        --        --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                          $   1.31  $   0.92   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.63  $   1.31   $  0.92    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   70,504    34,604    12,313       805        --        --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                          $   0.91  $   0.73   $  0.93    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.03  $   0.91   $  0.73    $ 0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)   34,180    21,555    11,378     1,950        --        --

AMERICAN CENTURY(R) VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                          $   1.15  $   0.90   $  1.04    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.30  $   1.15   $  0.90    $ 1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)  110,681    74,984    42,497     7,356        --        --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                          $   0.92  $   0.78   $  0.89    $ 0.96    $ 1.00        --
Accumulation unit value at end of period                                $   0.99  $   0.92   $  0.78    $ 0.89    $ 0.96        --
Number of accumulation units outstanding at end of period (000 omitted)   20,551    15,315     9,520     4,490     1,283        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.06        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   16,517        --        --        --        --        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    4,245        --        --        --        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.01  $   0.82   $  1.00    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.06  $   1.01   $  0.82    $ 1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)  187,351   119,284    48,686     6,363        --        --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.27  $   0.93   $  1.04    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.58  $   1.27   $  0.93    $ 1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)  188,565   109,647    50,458     6,903        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.06   $  0.75   $  0.95   $  1.00        --        --
Accumulation unit value at end of period                                $   1.19   $  1.06   $  0.75   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)   66,935    31,322    13,157     2,147        --        --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                          $   1.83   $  1.36   $  1.34   $  1.25   $  0.96    $ 1.00
Accumulation unit value at end of period                                $   2.39   $  1.83   $  1.36   $  1.34   $  1.25    $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)  120,456    87,330    59,317    24,477     6,879       885

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period                          $   1.59   $  1.21   $  1.35   $  1.19   $  0.96    $ 1.00
Accumulation unit value at end of period                                $   1.96   $  1.59   $  1.21   $  1.35   $  1.19    $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)   59,293    43,978    29,743    10,800     2,846       586

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.05   $  0.85   $  0.97   $  1.00        --        --
Accumulation unit value at end of period                                $   1.17   $  1.05   $  0.85   $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)   45,710    26,370    10,942       942        --        --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period                          $   0.86   $  0.67   $  0.86   $  0.99   $  1.10    $ 1.00
Accumulation unit value at end of period                                $   0.98   $  0.86   $  0.67   $  0.86   $  0.99    $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)  128,074    83,166    71,820    60,343    42,626     8,981

GOLDMAN SACHS VIT MID CAP VALUE FUND (9/15/1999)
Accumulation unit value at beginning of period                          $   1.65   $  1.30   $  1.37   $  1.23   $  0.95    $ 1.00
Accumulation unit value at end of period                                $   2.07   $  1.65   $  1.30   $  1.37   $  1.23    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)  115,616    83,015    56,079    23,748     7,622     1,634

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/15/1999)
Accumulation unit value at beginning of period                          $   0.82   $  0.64   $  0.72   $  0.96   $  1.07    $ 1.00
Accumulation unit value at end of period                                $   0.93   $  0.82   $  0.64   $  0.72   $  0.96    $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)   90,221    62,349    29,532    15,860     7,958     1,981

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                          $   0.59   $  0.48   $  0.68   $  0.91   $  1.00        --
Accumulation unit value at end of period                                $   0.64   $  0.59   $  0.48   $  0.68   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)  108,239    91,666    69,576    50,212    19,521        --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                          $   0.81   $  0.61   $  0.90   $  0.96   $  1.00        --
Accumulation unit value at end of period                                $   0.85   $  0.81   $  0.61   $  0.90   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)   77,406    74,690    59,272    34,072    12,308        --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.09        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   12,116        --        --        --        --        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                          $   0.92   $  0.68   $  0.89   $  1.00        --        --
Accumulation unit value at end of period                                $   1.18   $  0.92   $  0.68   $  0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)   28,362    18,051    10,543     2,997        --        --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.16        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   11,540        --        --        --        --        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    7,652        --        --        --        --        --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.07        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   22,945        --        --        --        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   0.91  $   0.78  $   0.98  $   1.00        --        --
Accumulation unit value at end of period                                $   0.97  $   0.91  $   0.78  $   0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   21,518    18,023    11,416     2,137        --        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   1.00  $   0.78  $   0.96  $   1.00        --        --
Accumulation unit value at end of period                                $   1.15  $   1.00  $   0.78  $   0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)   40,598    38,012    20,773     2,460        --        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                          $   0.78  $   0.59  $   0.85  $   1.29  $   1.36   $  1.00
Accumulation unit value at end of period                                $   0.91  $   0.78  $   0.59  $   0.85  $   1.29   $  1.36
Number of accumulation units outstanding at end of period (000 omitted)   57,095    67,224    72,033    74,819    49,764     5,084

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                          $   0.97  $   0.81  $   0.94  $   1.05  $   1.09   $  1.00
Accumulation unit value at end of period                                $   1.05  $   0.97  $   0.81  $   0.94  $   1.05   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)   84,704    79,035    64,273    37,760    28,348     5,220

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                          $   1.10  $   1.10  $   1.09  $   1.06  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.10  $   1.10  $   1.10  $   1.09  $   1.06   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  187,100   203,753   255,251   243,870   171,785    65,522
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.90% AND
  0.90%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.02        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    7,405        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                          $   1.23  $   1.19  $   1.13  $   1.06  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.28  $   1.23  $   1.19  $   1.13  $   1.06   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  221,377   188,939   154,530    83,968    30,783     7,186

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                          $   1.15  $   0.82  $   1.02  $   1.01  $   1.03   $  1.00
Accumulation unit value at end of period                                $   1.35  $   1.15  $   0.82  $   1.02  $   1.01   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)  255,776   134,486    86,442    43,328    12,124     3,149

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $   0.94  $   0.68  $   0.72  $   0.74  $   1.00        --
Accumulation unit value at end of period                                $   1.16  $   0.94  $   0.68  $   0.72  $   0.74        --
Number of accumulation units outstanding at end of period (000 omitted)   22,549     8,256     4,750     1,789       906        --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                          $   1.32  $   1.18  $   1.03  $   1.03  $   1.00   $  1.00
Accumulation unit value at end of period                                $   1.44  $   1.32  $   1.18  $   1.03  $   1.03   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)   82,347    51,936    31,133    16,572     8,968     1,552

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.03        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    2,274        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                          $   0.57  $   0.48  $   0.65  $   0.95  $   1.18   $  1.00
Accumulation unit value at end of period                                $   0.62  $   0.57  $   0.48  $   0.65  $   0.95   $  1.18
Number of accumulation units outstanding at end of period (000 omitted)  191,140   192,314   135,693   129,186    97,754    16,891


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                          $   1.09  $   0.88  $   0.95  $   0.91  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.21  $   1.09  $   0.88  $   0.95  $   0.91   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  242,254   177,150    93,845    58,348    31,722     7,774

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.04        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,052        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                          $   0.69  $   0.55  $   0.67  $   0.95  $   1.27   $  1.00
Accumulation unit value at end of period                                $   0.81  $   0.69  $   0.55  $   0.67  $   0.95   $  1.27
Number of accumulation units outstanding at end of period (000 omitted)   51,446    23,614    20,012    15,821    13,967     2,575

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                          $   0.75  $   0.59  $   0.76  $   0.93  $   1.14   $  1.00
Accumulation unit value at end of period                                $   0.79  $   0.75  $   0.59  $   0.76  $   0.93   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)  130,790    69,981    52,124    26,327    24,003     5,333

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.10        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    3,498        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                          $   1.04  $   0.85  $   1.00  $   1.00        --        --
Accumulation unit value at end of period                                $   1.12  $   1.04  $   0.85  $   1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)   53,376    42,780    16,388     2,489        --        --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                          $   0.85  $   0.69  $   0.89  $   1.07  $   1.19   $  1.00
Accumulation unit value at end of period                                $   0.87  $   0.85  $   0.69  $   0.89  $   1.07   $  1.19
Number of accumulation units outstanding at end of period (000 omitted)  464,000   464,876   373,715   276,054   177,036    31,537

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                          $   0.77  $   0.61  $   0.79  $   0.91  $   1.00        --
Accumulation unit value at end of period                                $   0.84  $   0.77  $   0.61  $   0.79  $   0.91        --
Number of accumulation units outstanding at end of period (000 omitted)  144,039   103,587    64,771    35,957     9,812        --

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.12        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    4,730        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                          $   1.21  $   1.20  $   1.14  $   1.08  $   1.00   $  1.00
Accumulation unit value at end of period                                $   1.21  $   1.21  $   1.20  $   1.14  $   1.08   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)  160,725   155,718   124,866    50,510    16,258    11,135

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          $   1.30  $   0.89  $   1.08  $   1.16  $   1.12   $  1.00
Accumulation unit value at end of period                                $   1.53  $   1.30  $   0.89  $   1.08  $   1.16   $  1.12
Number of accumulation units outstanding at end of period (000 omitted)   61,563    44,627    29,202    22,792    14,830     2,970


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $   1.28  $   0.93   $  1.07   $  1.00        --        --
Accumulation unit value at end of period                                $   1.52  $   1.28   $  0.93   $  1.07        --        --
Number of accumulation units outstanding at end of period (000 omitted)   90,541    67,609    43,199     6,885        --        --

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                          $   0.70  $   0.55   $  0.81   $  1.22   $  1.51    $ 1.00
Accumulation unit value at end of period                                $   0.76  $   0.70   $  0.55   $  0.81   $  1.22    $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)   52,582    60,915    58,958    58,748    46,978     4,470

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   36,974        --        --        --        --        --

WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                          $   1.07  $   0.72   $  0.85   $  1.08   $  1.51    $ 1.00
Accumulation unit value at end of period                                $   1.38  $   1.07   $  0.72   $  0.85   $  1.08    $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)  104,567    66,022    43,554    27,818    18,245     1,234

WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period                          $   1.36  $   0.96   $  1.16   $  1.05   $  1.15    $ 1.00
Accumulation unit value at end of period                                $   1.60  $   1.36   $  0.96   $  1.16   $  1.05    $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)  184,961   129,824    78,311    40,791    23,813     2,476

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                          $   0.97  $   0.72   $  0.99   $  1.00        --        --
Accumulation unit value at end of period                                $   1.14  $   0.97   $  0.72   $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)   43,145    38,865    25,397     3,701        --        --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED
  INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   0.93   $  0.73   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   0.98   $  0.93   $  0.73    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   21,785    12,215     7,624     1,711        --        --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   1.02   $  0.76   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.16   $  1.02   $  0.76    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   12,074     7,348     4,808     1,224        --        --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                          $   1.05   $  0.82   $  0.96    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.13   $  1.05   $  0.82    $ 0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)    6,649     5,460     3,709       901        --        --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                          $   0.69   $  0.48   $  0.91    $ 1.00        --        --
Accumulation unit value at end of period                                $   0.71   $  0.69   $  0.48    $ 0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)    8,076     5,212     2,845       911        --        --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                          $   0.97   $  0.74   $  0.96    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.07   $  0.97   $  0.74    $ 0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)   75,935    54,358    29,770     4,363        --        --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                          $   1.31   $  0.92   $  0.98    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.61   $  1.31   $  0.92    $ 0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   44,705    24,114     9,270       790        --        --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                          $   0.90   $  0.73   $  0.93    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.03   $  0.90   $  0.73    $ 0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)   22,031    15,471     8,200     1,927        --        --

AMERICAN CENTURY(R) VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                          $   1.14   $  0.89   $  1.04    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.29   $  1.14   $  0.89    $ 1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)   71,318    50,607    30,523     7,298        --        --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                          $   0.91   $  0.77   $  0.89    $ 0.96    $ 1.00        --
Accumulation unit value at end of period                                $   0.98   $  0.91   $  0.77    $ 0.89    $ 0.96        --
Number of accumulation units outstanding at end of period (000 omitted)   17,682    14,100     9,832     6,090     1,693        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.05        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    9,912        --        --        --        --        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    2,086        --        --        --        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.00   $  0.82   $  1.00    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.05   $  1.00   $  0.82    $ 1.00        --        --
Number of accumulation units outstanding at end of period (000 omitted)  119,521    81,919    36,320     8,177        --        --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                          $   1.27   $  0.93   $  1.04    $ 1.00        --        --
Accumulation unit value at end of period                                $   1.57   $  1.27   $  0.93    $ 1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)  117,171    72,124    35,541     6,689        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                           $  1.05   $  0.74   $  0.94   $  1.00        --        --
Accumulation unit value at end of period                                 $  1.18   $  1.05   $  0.74   $  0.94        --        --
Number of accumulation units outstanding at end of period (000 omitted)   42,672    21,405    10,123     2,157        --        --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $  1.81   $  1.35   $  1.33   $  1.25   $  0.96    $ 1.00
Accumulation unit value at end of period                                 $  2.37   $  1.81   $  1.35   $  1.33   $  1.25    $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)   80,587    63,047    44,591    19,803     6,181       683

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period                           $  1.58   $  1.21   $  1.34   $  1.19   $  0.96    $ 1.00
Accumulation unit value at end of period                                 $  1.94   $  1.58   $  1.21   $  1.34   $  1.19    $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)   44,541    34,639    23,553     9,584     2,897       590

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                           $  1.04   $  0.84   $  0.96   $  1.00        --        --
Accumulation unit value at end of period                                 $  1.17   $  1.04   $  0.84   $  0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)   33,241    21,294     9,151     1,114        --        --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period                           $  0.85   $  0.67   $  0.86   $  0.99   $  1.10    $ 1.00
Accumulation unit value at end of period                                 $  0.97   $  0.85   $  0.67   $  0.86   $  0.99    $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)  108,140    80,350    75,489    71,185    55,239     9,951

GOLDMAN SACHS VIT MID CAP VALUE FUND (9/15/1999)
Accumulation unit value at beginning of period                           $  1.64   $  1.29   $  1.37   $  1.23   $  0.95    $ 1.00
Accumulation unit value at end of period                                 $  2.05   $  1.64   $  1.29   $  1.37   $  1.23    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   84,473    65,106    47,539    24,711    10,265     2,023

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/15/1999)
Accumulation unit value at beginning of period                           $  0.81   $  0.64   $  0.72   $  0.96   $  1.07    $ 1.00
Accumulation unit value at end of period                                 $  0.92   $  0.81   $  0.64   $  0.72   $  0.96    $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)   66,844    53,159    28,853    19,727    10,774     2,504

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                           $  0.59   $  0.48   $  0.67   $  0.90   $  1.00        --
Accumulation unit value at end of period                                 $  0.63   $  0.59   $  0.48   $  0.67   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)   78,223    74,564    62,663    51,051    21,973        --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                           $  0.80   $  0.61   $  0.90   $  0.96   $  1.00        --
Accumulation unit value at end of period                                 $  0.84   $  0.80   $  0.61   $  0.90   $  0.96        --
Number of accumulation units outstanding at end of period (000 omitted)   60,214    61,988    53,383    36,822    15,060        --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                           $  1.00        --        --        --        --        --
Accumulation unit value at end of period                                 $  1.09        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    6,922        --        --        --        --        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                           $  0.91   $  0.68   $  0.89   $  1.00        --        --
Accumulation unit value at end of period                                 $  1.18   $  0.91   $  0.68   $  0.89        --        --
Number of accumulation units outstanding at end of period (000 omitted)   18,264    12,519     7,093     2,778        --        --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                           $  1.00        --        --        --        --        --
Accumulation unit value at end of period                                 $  1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    6,121        --        --        --        --        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                           $  1.00        --        --        --        --        --
Accumulation unit value at end of period                                 $  1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    4,085        --        --        --        --        --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                           $  1.00        --        --        --        --        --
Accumulation unit value at end of period                                 $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   11,924        --        --        --        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   0.91  $   0.77  $   0.98  $   1.00        --        --
Accumulation unit value at end of period                                $   0.96  $   0.91  $   0.77  $   0.98        --        --
Number of accumulation units outstanding at end of period (000 omitted)   11,248     9,676     6,574     1,743        --        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $   1.00  $   0.78  $   0.96  $   1.00        --        --
Accumulation unit value at end of period                                $   1.15  $   1.00  $   0.78  $   0.96        --        --
Number of accumulation units outstanding at end of period (000 omitted)   24,819    24,880    15,138     2,180        --        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                          $   0.77  $   0.58  $   0.85  $   1.29  $   1.36   $  1.00
Accumulation unit value at end of period                                $   0.90  $   0.77  $   0.58  $   0.85  $   1.29   $  1.36
Number of accumulation units outstanding at end of period (000 omitted)   51,579    63,075    73,930    87,722    68,407     7,245

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                          $   0.96  $   0.80  $   0.93  $   1.05  $   1.09   $  1.00
Accumulation unit value at end of period                                $   1.04  $   0.96  $   0.80  $   0.93  $   1.05   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)   74,540    73,310    64,613    53,096    39,810     6,539

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                          $   1.09  $   1.09  $   1.09  $   1.06  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.08  $   1.09  $   1.09  $   1.09  $   1.06   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  148,915   178,580   228,237   265,455   203,922    87,424
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.66% AND
  0.66%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.02        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    4,962        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                          $   1.22  $   1.18  $   1.13  $   1.06  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.26  $   1.22  $   1.18  $   1.13  $   1.06   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  190,125   176,013   159,405   106,760    43,920    11,675

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                          $   1.14  $   0.82  $   1.02  $   1.01  $   1.03   $  1.00
Accumulation unit value at end of period                                $   1.34  $   1.14  $   0.82  $   1.02  $   1.01   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)  181,318    99,776    67,958    41,299    14,227     3,441

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $   0.94  $   0.67  $   0.72  $   0.74  $   1.00        --
Accumulation unit value at end of period                                $   1.15  $   0.94  $   0.67  $   0.72  $   0.74        --
Number of accumulation units outstanding at end of period (000 omitted)   16,315     6,501     3,888     1,542       693        --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                          $   1.31  $   1.17  $   1.03  $   1.02  $   1.00   $  1.00
Accumulation unit value at end of period                                $   1.43  $   1.31  $   1.17  $   1.03  $   1.02   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)   72,702    54,100    36,626    23,970    14,137     2,368

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.03        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,504        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                          $   0.57  $   0.47  $   0.64  $   0.94  $   1.18   $  1.00
Accumulation unit value at end of period                                $   0.61  $   0.57  $   0.47  $   0.64  $   0.94   $  1.18
Number of accumulation units outstanding at end of period (000 omitted)  135,373   147,485   118,986   130,764   106,410    13,813


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                          $   1.08  $   0.87  $   0.94  $   0.91  $   1.01   $  1.00
Accumulation unit value at end of period                                $   1.20  $   1.08  $   0.87  $   0.94  $   0.91   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)  236,566   197,358   122,784    88,813    52,655    10,137

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.04        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      783        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                          $   0.69  $   0.54  $   0.67  $   0.95  $   1.27   $  1.00
Accumulation unit value at end of period                                $   0.80  $   0.69  $   0.54  $   0.67  $   0.95   $  1.27
Number of accumulation units outstanding at end of period (000 omitted)   40,351    21,462    19,189    18,664    15,670     2,173

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                          $   0.75  $   0.58  $   0.76  $   0.93  $   1.14   $  1.00
Accumulation unit value at end of period                                $   0.78  $   0.75  $   0.58  $   0.76  $   0.93   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)   94,730    45,599    34,956    26,779    22,159     3,227

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.09        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    2,030        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                          $   1.03  $   0.85  $   0.99  $   1.00        --        --
Accumulation unit value at end of period                                $   1.11  $   1.03  $   0.85  $   0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)   35,498    29,450    12,145     2,238        --        --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                          $   0.84  $   0.68  $   0.88  $   1.07  $   1.19   $  1.00
Accumulation unit value at end of period                                $   0.86  $   0.84  $   0.68  $   0.88  $   1.07   $  1.19
Number of accumulation units outstanding at end of period (000 omitted)  352,273   387,251   347,841   307,320   219,316    32,483

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                          $   0.77  $   0.60  $   0.79  $   0.91  $   1.00        --
Accumulation unit value at end of period                                $   0.84  $   0.77  $   0.60  $   0.79  $   0.91        --
Number of accumulation units outstanding at end of period (000 omitted)  117,372    91,398    65,011    40,575    14,084        --

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $   1.00        --        --        --        --        --
Accumulation unit value at end of period                                $   1.12        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    2,540        --        --        --        --        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                          $   1.20  $   1.19  $   1.13  $   1.08  $   1.00   $  1.00
Accumulation unit value at end of period                                $   1.20  $   1.20  $   1.19  $   1.13  $   1.08   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)  130,386   135,202   116,147    56,966    24,654    12,796

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                          $   1.29  $   0.88  $   1.07  $   1.16  $   1.12   $  1.00
Accumulation unit value at end of period                                $   1.52  $   1.29  $   0.88  $   1.07  $   1.16   $  1.12
Number of accumulation units outstanding at end of period (000 omitted)   51,057    39,709    29,341    24,346    16,349     3,029


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $  1.27   $  0.93   $  1.07   $  1.00        --        --
Accumulation unit value at end of period                                 $  1.51   $  1.27   $  0.93   $  1.07        --        --
Number of accumulation units outstanding at end of period (000 omitted)   57,581    44,918    28,099     6,314        --        --

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (9/15/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                           $  0.69   $  0.54   $  0.81   $  1.21   $  1.51    $ 1.00
Accumulation unit value at end of period                                 $  0.75   $  0.69   $  0.54   $  0.81   $  1.21    $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)   41,862    50,934    55,183    65,574    58,414     3,901

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                           $  1.00        --        --        --        --        --
Accumulation unit value at end of period                                 $  1.15        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)   18,714        --        --        --        --        --

WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                           $  1.06   $  0.72   $  0.84   $  1.08   $  1.51    $ 1.00
Accumulation unit value at end of period                                 $  1.37   $  1.06   $  0.72   $  0.84   $  1.08    $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)   79,981    56,466    42,309    30,297    21,844     1,343

WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period                           $  1.35   $  0.95   $  1.15   $  1.05   $  1.15    $ 1.00
Accumulation unit value at end of period                                 $  1.58   $  1.35   $  0.95   $  1.15   $  1.05    $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)  140,320   108,046    72,853    46,456    29,881     2,723

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                           $  0.97   $  0.72   $  0.99   $  1.00        --        --
Accumulation unit value at end of period                                 $  1.13   $  0.97   $  0.72   $  0.99        --        --
Number of accumulation units outstanding at end of period (000 omitted)   25,983    24,999    17,130     3,747        --        --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED
  INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.00   $  0.78    $ 1.00
Accumulation unit value at end of period                                                               $  1.05   $  1.00    $ 0.78
Number of accumulation units outstanding at end of period (000 omitted)                                  5,492     1,386       379

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.07   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.23   $  1.07    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  2,429     1,198       552

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (2/13/2002)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                                         $  1.11   $  0.87    $ 1.00
Accumulation unit value at end of period                                                               $  1.20   $  1.11    $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                                  1,122       925       526

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                                         $  0.81   $  0.56    $ 1.00
Accumulation unit value at end of period                                                               $  0.84   $  0.81    $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                                  1,650       851       192

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.06   $  0.81    $ 1.00
Accumulation unit value at end of period                                                               $  1.16   $  1.06    $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                                 16,610     9,284     3,503

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.36   $  0.95    $ 1.00
Accumulation unit value at end of period                                                               $  1.68   $  1.36    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 11,679     5,621     1,417

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.05   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.19   $  1.05    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  4,969     2,812       944

AMERICAN CENTURY(R) VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.13   $  0.89    $ 1.00
Accumulation unit value at end of period                                                               $  1.28   $  1.13    $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                                 16,423     8,977     2,837

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.04   $  0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.11   $  1.04    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                  2,458     1,272       211

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.05        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  3,881        --        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.14        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,316        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.04   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.09   $  1.04    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 27,602    15,940     3,592

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.23   $  0.90    $ 1.00
Accumulation unit value at end of period                                                               $  1.52   $  1.23    $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 30,787    15,111     4,182


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.17    $ 0.83    $ 1.00
Accumulation unit value at end of period                                                               $  1.32    $ 1.17    $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                                  7,474     2,900       553

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.36    $ 1.01    $ 1.00
Accumulation unit value at end of period                                                               $  1.77    $ 1.36    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 17,231     9,166     2,887

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.20    $ 0.92    $ 1.00
Accumulation unit value at end of period                                                               $  1.47    $ 1.20    $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                  8,980     5,248     2,075

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.10    $ 0.89    $ 1.00
Accumulation unit value at end of period                                                               $  1.23    $ 1.10    $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                                 13,076     6,742     1,735

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.03    $ 0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.17    $ 1.03    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  9,922     2,742     1,048

GOLDMAN SACHS VIT MID CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.21    $ 0.95    $ 1.00
Accumulation unit value at end of period                                                               $  1.51    $ 1.21    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 15,049     7,743     2,583

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.17    $ 0.92    $ 1.00
Accumulation unit value at end of period                                                               $  1.33    $ 1.17    $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                  5,816     3,058       499

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.92    $ 0.76    $ 1.00
Accumulation unit value at end of period                                                               $  0.99    $ 0.92    $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                                  5,399     2,971     1,088

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.96    $ 0.72    $ 1.00
Accumulation unit value at end of period                                                               $  1.00    $ 0.96    $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                                  6,311     5,191     2,112

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.09        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  3,567        --        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.14    $ 0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.47    $ 1.14    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  3,380     1,670       276

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  4,318        --        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  2,998        --        --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.07        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  7,003        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.94   $  0.81   $  1.00
Accumulation unit value at end of period                                                               $  1.00   $  0.94   $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                                  2,530     1,776       617

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.09   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  1.26   $  1.09   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                  4,043     4,165     2,086

PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.96   $  0.73   $  1.00
Accumulation unit value at end of period                                                               $  1.13   $  0.96   $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                                    559       614       267

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                         $  1.07   $  0.90   $  1.00
Accumulation unit value at end of period                                                               $  1.16   $  1.07   $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                                  2,471     1,608       531

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $  1.00   $  1.00   $  1.00
Accumulation unit value at end of period                                                               $  0.99   $  1.00   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 19,507    13,022    12,452
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.61% AND
  0.61%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.02        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,612        --        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.07   $  1.04   $  1.00
Accumulation unit value at end of period                                                               $  1.11   $  1.07   $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 22,751    13,984     6,481

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $  1.17   $  0.83   $  1.00
Accumulation unit value at end of period                                                               $  1.36   $  1.17   $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                                 24,579     8,342     3,101

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $  1.25   $  0.90   $  1.00
Accumulation unit value at end of period                                                               $  1.54   $  1.25   $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                                  1,983       492       220

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.28   $  1.14   $  1.00
Accumulation unit value at end of period                                                               $  1.39   $  1.28   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                  8,568     3,885     1,060

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.03        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    653        --        --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $  0.92   $  0.77   $  1.00
Accumulation unit value at end of period                                                               $  0.99   $  0.92   $  0.77
Number of accumulation units outstanding at end of period (000 omitted)                                  7,403     5,647       973


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.16   $  0.94    $ 1.00
Accumulation unit value at end of period                                                               $  1.28   $  1.16    $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)                                 24,305    16,280     3,957

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    300        --        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $  1.08   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.26   $  1.08    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  2,551       340        55

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $  0.95   $  0.75    $ 1.00
Accumulation unit value at end of period                                                               $  1.00   $  0.95    $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                                  4,862     1,779       291

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.09        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    450        --        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $  1.07   $  0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.15   $  1.07    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                  5,961     4,649     1,153

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $  0.99   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.01   $  0.99    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 23,120    18,133     6,565

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $  1.01   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.10   $  1.01    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 11,269     6,544     1,889

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.12        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    840        --        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $  1.05   $  1.04    $ 1.00
Accumulation unit value at end of period                                                               $  1.04   $  1.05    $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 17,403    14,902     6,107

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                         $  1.25   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.46   $  1.25    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  5,617     2,920       900


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.21   $  0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.43   $  1.21    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                 11,379     7,181     3,316

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                         $  0.92   $  0.72    $ 1.00
Accumulation unit value at end of period                                                               $  1.00   $  0.92    $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    438       401       114

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                 12,916        --        --

WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.28   $  0.87    $ 1.00
Accumulation unit value at end of period                                                               $  1.66   $  1.28    $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                                  9,273     4,376     1,523

WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.21   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.41   $  1.21    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 26,304    13,657     3,732

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                                         $  1.01   $  0.75    $ 1.00
Accumulation unit value at end of period                                                               $  1.18   $  1.01    $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                                  6,990     5,557     2,340
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED
  INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.99   $  0.78    $ 1.00
Accumulation unit value at end of period                                                               $  1.04   $  0.99    $ 0.78
Number of accumulation units outstanding at end of period (000 omitted)                                  2,736       978       447

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.07   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.22   $  1.07    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  1,591       774       463

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (2/13/2002)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                                         $  1.11   $  0.87    $ 1.00
Accumulation unit value at end of period                                                               $  1.19   $  1.11    $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                                    915       731       446

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                                         $  0.80   $  0.56    $ 1.00
Accumulation unit value at end of period                                                               $  0.83   $  0.80    $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                                    923       573       157

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.05   $  0.81    $ 1.00
Accumulation unit value at end of period                                                               $  1.16   $  1.05    $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                                 11,547     7,339     4,072

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.35   $  0.95    $ 1.00
Accumulation unit value at end of period                                                               $  1.67   $  1.35    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                  7,898     3,918     1,371

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.04   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.18   $  1.04    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  2,448     1,128       448

AMERICAN CENTURY(R) VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.13   $  0.89    $ 1.00
Accumulation unit value at end of period                                                               $  1.27   $  1.13    $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                                 10,779     5,922     2,396

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.04   $  0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.11   $  1.04    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                  1,690       769       208

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.05        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  3,599        --        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.14        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    728        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.04   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.09   $  1.04    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 18,010    11,020     3,508

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.23   $  0.90    $ 1.00
Accumulation unit value at end of period                                                               $  1.51   $  1.23    $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 18,934     9,886     3,541


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.17    $ 0.83    $ 1.00
Accumulation unit value at end of period                                                               $  1.31    $ 1.17    $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                                  5,276     2,292       610

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                         $  1.35    $ 1.01    $ 1.00
Accumulation unit value at end of period                                                               $  1.76    $ 1.35    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 12,119     6,601     2,989

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.20    $ 0.92    $ 1.00
Accumulation unit value at end of period                                                               $  1.46    $ 1.20    $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                  5,338     3,257     1,610

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.10    $ 0.89    $ 1.00
Accumulation unit value at end of period                                                               $  1.22    $ 1.10    $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                                  7,311     3,856     1,418

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.03    $ 0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.17    $ 1.03    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  6,220     2,770     1,483

GOLDMAN SACHS VIT MID CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.21    $ 0.95    $ 1.00
Accumulation unit value at end of period                                                               $  1.50    $ 1.21    $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 10,047     5,836     2,777

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.17    $ 0.92    $ 1.00
Accumulation unit value at end of period                                                               $  1.33    $ 1.17    $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                  4,090     2,091       566

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.92    $ 0.76    $ 1.00
Accumulation unit value at end of period                                                               $  0.99    $ 0.92    $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                                  3,047     2,246       712

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.95    $ 0.72    $ 1.00
Accumulation unit value at end of period                                                               $  1.00    $ 0.95    $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                                  4,567     3,912     1,784

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.09        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  3,545        --        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.14    $ 0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.46    $ 1.14    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  2,575     1,371       431

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  2,391        --        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,477        --        --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  4,223        --        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.94   $  0.80   $  1.00
Accumulation unit value at end of period                                                               $  1.00   $  0.94   $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  1,649     1,108       583

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.09   $  0.86   $  1.00
Accumulation unit value at end of period                                                               $  1.25   $  1.09   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                                  2,995     2,797     1,392

PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  0.96   $  0.73   $  1.00
Accumulation unit value at end of period                                                               $  1.12   $  0.96   $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                                    413       417       192

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                         $  1.07   $  0.90   $  1.00
Accumulation unit value at end of period                                                               $  1.15   $  1.07   $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                                  2,273     1,117       462

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $  0.99   $  1.00   $  1.00
Accumulation unit value at end of period                                                               $  0.99   $  0.99   $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 15,014    12,047    12,148
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.38% AND
  0.38%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.02        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  1,734        --        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.07   $  1.04   $  1.00
Accumulation unit value at end of period                                                               $  1.11   $  1.07   $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 19,654    12,452     5,971

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $  1.15   $  0.83   $  1.00
Accumulation unit value at end of period                                                               $  1.35   $  1.15   $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                                 17,932     5,976     2,058

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $  1.25   $  0.90   $  1.00
Accumulation unit value at end of period                                                               $  1.53   $  1.25   $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                                  1,199       318       121

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.27   $  1.14   $  1.00
Accumulation unit value at end of period                                                               $  1.38   $  1.27   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                  8,857     4,839     1,529

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.03        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    516        --        --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $  0.92   $  0.76   $  1.00
Accumulation unit value at end of period                                                               $  0.98   $  0.92   $  0.76
Number of accumulation units outstanding at end of period (000 omitted)                                  4,079     2,868       392


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $  1.15   $  0.93    $ 1.00
Accumulation unit value at end of period                                                               $  1.27   $  1.15    $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                                 25,456    15,576     4,269

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    271        --        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $  1.08   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.25   $  1.08    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  2,172       496       105

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $  1.03   $  0.81    $ 1.00
Accumulation unit value at end of period                                                               $  1.08   $  1.03    $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                                  2,482       744        96

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.09        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    499        --        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $  1.06   $  0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.15   $  1.06    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                  3,400     2,602       889

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $  0.98   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.00   $  0.98    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 14,408    12,471     5,049

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $  1.01   $  0.80    $ 1.00
Accumulation unit value at end of period                                                               $  1.10   $  1.01    $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                  9,241     5,428     1,648

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.12        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                    732        --        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $  1.04   $  1.04    $ 1.00
Accumulation unit value at end of period                                                               $  1.04   $  1.04    $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 16,700    13,079     7,646

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                         $  1.24   $  0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.45   $  1.24    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                  3,802     2,139       516


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                       2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $  1.20    $ 0.88    $ 1.00
Accumulation unit value at end of period                                                               $  1.42    $ 1.20    $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                  7,783     5,093     2,665

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (2/13/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                         $  0.92    $ 0.72    $ 1.00
Accumulation unit value at end of period                                                               $  0.99    $ 0.92    $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    383       446       161

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                                                         $  1.00        --        --
Accumulation unit value at end of period                                                               $  1.15        --        --
Number of accumulation units outstanding at end of period (000 omitted)                                  6,418        --        --

WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.28    $ 0.87    $ 1.00
Accumulation unit value at end of period                                                               $  1.65    $ 1.28    $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                                  5,817     2,667     1,055

WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                                         $  1.20    $ 0.85    $ 1.00
Accumulation unit value at end of period                                                               $  1.40    $ 1.20    $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 15,408     8,442     3,131

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                                         $  1.01    $ 0.75    $ 1.00
Accumulation unit value at end of period                                                               $  1.18    $ 1.01    $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                                  3,698     3,344     1,985
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED
  INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

You can find our audited financial statements later in this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.




                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator (PN) Asset Allocation Program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "About the Service Providers -- Issuer and Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary").

- ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE: Purchase payments and contract value you allocate to subaccounts investing in any of the RiverSource Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the RiverSource Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund,    Growth of capital. Invests principally in common     A I M Advisors, Inc.
Series II Shares                       stocks of companies likely to benefit from new or
                                       innovative products, services or processes as
                                       well as those with above-average long-term
                                       growth and excellent prospects for future
                                       growth. The fund can invest up to 25% of its
                                       total assets in foreign securities that involve
                                       risks not associated with investing solely in
                                       the United States.

AIM V.I. Capital Development Fund,     Long-term growth of capital. Invests primarily in    A I M Advisors, Inc.
Series II Shares                       securities (including common stocks, convertible
                                       securities and bonds) of small- and medium-sized
                                       companies. The fund may invest up to 25% of its
                                       total assets in foreign securities.

AIM V.I. Financial Services Fund,      Capital Growth. Actively managed. Invests at least   A I M Advisors, Inc.
Series I Shares                        80% of its net assets in the equity securities and
                                       equity-related instruments of companies involved
(previously INVESCO VIF - Financial    in the financial services sector. These companies
Services Fund,  Series I Shares)       include, but are not limited to, banks, insurance
                                       companies, investment and miscellaneous
                                       industries (asset managers, brokerage firms, and
                                       government-sponsored agencies and suppliers to
                                       financial services companies).

AIM V.I. International Growth Fund,    Long-tern growth of capital. Invests primarily in    A I M Advisors, Inc.
Series I Shares                        a diversified portfolio of international equity
                                       securities, whose issuers are considered to have
                                       strong earnings momentum. The fund may invest up
                                       to 20% of its total assets in security issuers
                                       located in developing countries and in
                                       securities exchangeable for or convertible into
                                       equity securities of foreign companies.

AIM V.I. Technology Fund,  Series I    Capital growth. The Fund is actively managed.        A I M Advisors, Inc.
Shares                                 Invests at least 80% of its net assets in equity
                                       securities and equity-related instruments of
(previously INVESCO VIF - Technology   companies engaged in technology-related
Fund, Series I Shares)                 industries. These include, but are not limited to,
                                       various applied technologies, hardware, software,
                                       semiconductors, telecommunications equipment and
                                       services, and service-related companies in
                                       information technology. Many of these products
                                       and services are subject to rapid obsolescence,
                                       which may lower the market value of securities
                                       of the companies in this sector.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth and        Reasonable current income and reasonable             Alliance Capital Management L.P.
Income Portfolio (Class B)             appreciation. Invests primarily in dividend-paying
                                       common stocks of good quality.

AllianceBernstein  VP International    Long-term growth of capital. Invests primarily in    Alliance Capital Management L.P.
Value Portfolio (Class B)              a diversified portfolio of foreign equity
                                       securities.

AllianceBernstein VP Global            Growth of capital. Under normal circumstances, the   Alliance Capital Management L.P.
Technology Portfolio (Class B)         Portfolio invests at least 80% of its net assets
                                       in securities of companies that use technology
                                       extensively in the development of new or improved
                                       products or processes

American Century(R)                    Capital growth, with income as a secondary           American Century Investment
VP International, Class II             objective. Invests primarily in stocks of            Management, Inc.
                                       growing foreign companies in developed countries.

American Century(R) VP Ultra,          Capital growth, with income as a secondary           American Century Investment
Class II                               objective. Invests primarily in U.S. companies,      Management, Inc.
                                       but there is no limit on the amount of assets the
                                       Fund can invest in foreign companies.

American Century(R) VP Value,          Long-term capital growth, with income as a           American Century Investment
Class II                               secondary objective. Invests primarily in stocks     Management, Inc.
                                       of companies that management believes to be
                                       undervalued at the time of purchase.

Calvert Variable Series, Inc.          Income and capital growth. Invests primarily in      Calvert Asset Management Company,
Social Balanced Portfolio              stocks, bonds and money market instruments which     Inc. (CAMCO), investment adviser.
                                       offer income and capital growth opportunity and      SsgA Funds Management, Inc. and
                                       which satisfy the investment and social criteria.    New Amsterdam Partners, LLP are
                                                                                            the investment subadvisers.

Columbia High Yield Fund, Variable     High level of current income with capital            Columbia Management Advisors, Inc.
Series, Class B                        appreciation as a secondary objective when
                                       consistent with the goal of high current income.
                                       The Fund normally invests at least 80% of its
                                       net assets (plus any borrowings for investment
                                       purposes) in high yielding corporate debt
                                       securities, such as bonds, debentures and notes
                                       that are rated below investment grade, or
                                       unrated securities which the Fund's investment
                                       advisor has determined to be of comparable
                                       quality. No more than 10% of the Fund's total
                                       assets will normally be invested in securities
                                       rated CCC or lower by S&P or Caa or lower by
                                       Moody's.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
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                                       42

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity      Long-term capital growth, with modest income as a    Evergreen Investment Management
Fund - Class 2                         secondary objective. The Fund seeks to achieve its   Company, LLC
                                       goal by investing primarily in equity securities
                                       issued by established, quality non-U.S.
                                       companies located in countries with developed
                                       markets and may purchase securities across all
                                       market capitalizations. The Fund may also invest
                                       in emerging markets.

Fidelity(R) VIP Growth & Income        Seeks high total return through a combination of     Fidelity Management & Research
Portfolio Service Class 2              current income and capital appreciation. Normally    Company (FMR), investment manager;
                                       invests a majority of assets in common stocks with   FMR U.K., FMR Far East,
                                       a focus on those that pay current dividends and      sub-investment advisers.
                                       show potential for capital appreciation. May
                                       invest in bonds, including lower-quality debt
                                       securities, as well as stocks that are not
                                       currently paying dividends, but offer prospects
                                       for future income or capital appreciation. Invests
                                       in domestic and foreign issuers. The Fund invests
                                       in either "growth" stocks or "value" stocks or
                                       both.

Fidelity(R) VIP Mid Cap Portfolio      Long-term growth of capital. Normally invests        Fidelity Management & Research
Service Class 2                        primarily in common stocks. Normally invests at      Company (FMR), investment
                                       least 80% of assets in securities of companies       manager; FMR U.K., FMR Far East,
                                       with medium market capitalizations. May invest in    sub-investment advisers.
                                       companies with smaller or larger market
                                       capitalizations. Invests in domestic and foreign
                                       issuers. The Fund invests in either "growth" or
                                       "value" common stocks or both.

Fidelity(R) VIP Overseas Portfolio     Long-term growth of capital. Normally invests        Fidelity Management & Research
Service Class 2                        primarily in common stocks of foreign securities.    Company (FMR), investment
                                       Normally invests at least 80% of assets in           manager; FMR U.K., FMR Far East,
                                       non-U.S. securities.                                 Fidelity International Investment
                                                                                            Advisors (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.

FTVIPT Franklin Real Estate            Capital appreciation, with current income as a       Franklin Advisers, Inc.
Securities Fund - Class 2              secondary goal. The Fund normally invests at least
                                       80% of its net assets in investments of companies
(previously FTVIPT Franklin Real       operating in the real estate sector.
Estate Fund - Class 2)

FTVIPT Franklin Small Cap Value        Long-term total return. The Fund normally invests    Franklin Advisory Services, LLC
Securities Fund - Class 2              at least 80% of its net assets in investments of
                                       small capitalization companies, and invests
                                       primarily to predominantly in equity securities.
                                       For this Fund, small-capitalization companies
                                       are those with market capitalization values not
                                       exceeding $2.5 billion, at the time of purchase.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities        Capital appreciation, with income as a               Franklin Mutual Advisers, LLC
Fund - Class 2                         secondary goal. The Fund normally invests mainly
                                       in U.S. equity securities and substantially in
                                       undervalued stocks, risk arbitrage securities and
                                       distressed companies.

Goldman Sachs VIT CORE(SM) U.S.        Seeks long-term growth of capital and dividend       Goldman Sachs Asset Management,
Equity Fund                            income. The Fund invests, under normal               L.P.
                                       circumstances, at least 95% of its total assets
CORE(SM) is a registered service       (not including securities lending collateral and
mark of Goldman, Sachs & Co.           any investment of that collateral) measured at
                                       time of purchase in a diversified portfolio of
                                       equity investments in U.S. issuers, including
                                       foreign companies that are traded in the United
                                       States. The Fund's investments are selected
                                       using both a variety of quantitative techniques
                                       and fundamental research in seeking to maximize
                                       the Fund's expected return, while maintaining
                                       risk, style, capitalization and industry
                                       characteristics similar to the S&P 500 Index.
                                       The Fund seeks a broad representation in most
                                       major sectors of the U.S. economy and a
                                       portfolio consisting of companies with average
                                       long-term earnings growth expectations and
                                       dividend yields. The Fund is not required to
                                       limit its investments to securities in the S&P
                                       500.

Goldman Sachs VIT Mid Cap Value        The Goldman Sachs VIT Mid Cap Value Fund seeks       Goldman Sachs Asset Management,
Fund                                   long-term capital appreciation. The Fund invests,    L.P.
                                       under normal circumstances, at least 80% of its
                                       net assets plus any borrowing for investment
                                       purposes (measured at time of purchase) in a
                                       diversified portfolio of equity investments in
                                       mid-capitalization issuers within the range of
                                       the market capitalization of companies
                                       constituting the Russell Midcap Value Index at
                                       the time of investments. If the market
                                       capitalization of a company held by the Fund
                                       moves outside this range, the Fund may, but is
                                       not required to sell the securities. The
                                       capitalization range of the Russell Midcap Value
                                       Index is currently between $276 million and
                                       $14.9 billion. Although the Fund will invest
                                       primarily in publicly traded U.S. securities, it
                                       may invest up to 25% of its net assets in
                                       foreign securities of issuers in emerging
                                       countries, and securities quoted in foreign
                                       currencies.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International        Long-term capital appreciation. Invests primarily    Lazard Asset Management, LLC
Equity Portfolio                       in equity securities, principally common stocks,
                                       of relatively large non-U.S. companies with market
                                       capitalizations in the range of the Morgan Stanley
                                       Capital International (MSCI) Europe, Australia and
                                       Far East (EAFE(R)) Index that the Investment
                                       Manager believes are undervalued based on their
                                       earnings, cash flow or asset values.

MFS(R) Investors Growth Stock          Long-term growth of capital and future income.       MFS Investment Management(R)
Series - Service Class                 Invests at least 80% of its net assets in common
                                       stocks and related securities of companies which
                                       MFS(R) believes offer better than average
                                       prospects for long-term growth.

MFS(R) New Discovery                   Capital appreciation. Invests at least 65% of its    MFS Investment Management(R)
Series - Service Class                 net assets in equity securities of emerging growth
                                       companies.

MFS(R) Total Return                    Above-average income consistent with the prudent     MFS Investment Management(R)
Series - Service Class                 employment of capital, with growth of capital and
                                       income as a secondary objective. Invests primarily
                                       in a combination of equity and fixed income
                                       securities.

MFS(R) Utilities                       Capital growth and current income. Invests           MFS Investment Management(R)
Series -  Service Class                primarily in equity and debt securities of
                                       domestic and foreign companies in the utilities
                                       industry.

Oppenheimer Global Securities          Long-term capital appreciation. Invests mainly in    OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of U.S. and foreign issuers that are
                                       "growth-type" companies, cyclical industries and
                                       special situations that are considered to have
                                       appreciation possibilities.

Oppenheimer Main Street Small Cap      Seeks capital appreciation. Invests mainly in        OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of small-capitalization U.S.
                                       companies that the fund's investment manager
                                       believes have favorable business trends or
                                       prospects.

Oppenheimer Strategic Bond Fund/VA,    High level of current income principally derived     OppenheimerFunds, Inc.
Service Shares                         from interest on debt securities. Invests mainly
                                       in three market sectors: debt securities of
                                       foreign governments and companies, U.S. government
                                       securities and lower-rated high yield securities
                                       of U.S. and foreign companies.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -       Capital appreciation. The fund pursues its goal by   Putnam Investment Management, LLC
Class IB Shares                        investing mainly in common stocks of companies in
                                       the health sciences industries, with a focus on
                                       growth stocks. Under normal circumstances, the
                                       fund invests at least 80% of its net assets in
                                       securities of (a) companies that derive at least
                                       50% of their assets, revenues or profits from
                                       the pharmaceutical, health care services,
                                       applied research and development and medical
                                       equipment and supplies industries, or (b)
                                       companies Putnam Management thinks have the
                                       potential for growth as a result of their
                                       particular products, technology, patents or
                                       other market advantages in the health sciences
                                       industries.

Putnam VT International Equity Fund -  Capital appreciation. The fund pursues its goal by   Putnam Investment Management, LLC
Class IB Shares                        investing mainly in common stocks of companies
                                       outside the United States that Putnam Management
                                       believes have favorable investment potential.
                                       Under normal circumstances, the fund invests at
                                       least 80% of its net assets in equity
                                       investments.

Putnam VT Vista Fund -                 Capital appreciation. The fund pursues its goal      Putnam Investment Management, LLC
Class IB Shares                        by investing mainly in common stocks of
                                       U.S. companies, with a focus on growth stocks.

RiverSource Variable Portfolio -       Maximum total investment return through a            RiverSource Investments, LLC
Balanced Fund                          combination of capital growth and current income.    (RiverSource Investments)
                                       Invests primarily in a combination of common and
(previously AXP(R) Variable            preferred stocks, bonds and other debt securities.
Portfolio - Managed Fund)              Under normal market conditions, at least 50% of
                                       the Fund's total assets are invested in common
                                       stocks and no less than 20% of the Fund's total
                                       assets are invested in debt securities.

RiverSource Variable Portfolio -       Maximum current income consistent with liquidity     RiverSource Investments
Cash Management Fund                   and stability of principal. Invests primarily in
                                       money market instruments, such as marketable debt
(previously AXP(R) Variable            obligations issued by corporations or the U.S.
Portfolio - Cash Management Fund)      government or its agencies, bank certificates of
                                       deposit, bankers' acceptances, letters of credit,
                                       and commercial paper, including asset-backed
                                       commercial paper.



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                                       46

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       High total return through current income and         RiverSource Investments
Core Bond Fund                         capital appreciation. Under normal market
                                       conditions, the Fund invests at least 80% of its
(previously AXP(R) Variable            net assets in bonds and other debt securities.
Portfolio - Core Bond Fund)            Although the Fund is not an index fund, it invests
                                       primarily in securities like those included in
                                       the Lehman Brothers Aggregate Bond Index, which
                                       are investment grade and denominated in U.S.
                                       dollars. The Index includes securities issued by
                                       the U.S. government, corporate bonds, and
                                       mortgage- and asset-backed securities. The Fund
                                       will not invest in securities rated below
                                       investment grade, although it may hold
                                       securities that have been downgraded.

RiverSource Variable Portfolio -       High level of current income while attempting to     RiverSource Investments
Diversified Bond Fund                  conserve the value of the investment and
                                       continuing a high level of income for the longest
(previously AXP(R) Variable            period of time. Under normal market conditions,
Portfolio - Diversified Bond Fund)     the Fund invests at least 80% of its net assets in
                                       bonds and other debt securities. At least 50% of
                                       the Fund's net assets will be invested in
                                       securities like those included in the Lehman
                                       Brothers Aggregate Bond Index (Index), which are
                                       investment grade and denominated in U.S.
                                       dollars. The Index includes securities issued by
                                       the U.S. government, corporate bonds, and
                                       mortgage- and asset-backed securities. Although
                                       the Fund emphasizes high- and medium-quality
                                       debt securities, it will assume some credit risk
                                       to achieve higher yield and/or capital
                                       appreciation by buying lower-quality bonds.

RiverSource Variable Portfolio -       High level of current income and, as a secondary     RiverSource Investments
Diversified Equity Income Fund         goal, steady growth of capital. Under normal
                                       market conditions, the Fund invests at least 80%
(previously AXP(R) Variable            of its net assets in dividend-paying common and
Portfolio - Diversified Equity         preferred stocks.
Income Fund)

RiverSource Variable Portfolio -       Long-term capital growth. Under normal market        RiverSource Investments, adviser;
Emerging Markets Fund                  conditions, the Fund invests at least 80% of its     Threadneedle International
                                       net assets in equity securities of emerging market   Limited, an indirect
(previously AXP(R) Variable            companies.                                           wholly-owned subsidiary of
Portfolio - Threadneedle Emerging                                                           Ameriprise Financial, subadviser.
Markets Fund)


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                                       47

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       High total return through income and growth of       RiverSource Investments
Global Bond Fund                       capital. Non-diversified mutual fund that invests
                                       primarily in debt obligations of U.S. and foreign
(previously AXP(R) Variable            issuers. Under normal market conditions, the Fund
Portfolio - Global Bond Fund)          invests at least 80% of its net assets in
                                       investment-grade corporate or government debt
                                       obligations including money market instruments
                                       of issuers located in at least three different
                                       countries.

RiverSource Variable Portfolio -       Total return that exceeds the rate of inflation      RiverSource Investments
Global Inflation Protected Fund        over the long-term. Non-diversified mutual fund
                                       that, under normal market conditions, invests at
(previously AXP(R) Variable            least 80% of its net assets in inflation-protected
Portfolio - Inflation Protected        debt securities. These securities include
Securities Fund)                       inflation-indexed bonds of varying maturities
                                       issued by U.S. and foreign governments, their
                                       agencies or instrumentalities and corporations.

RiverSource Variable Portfolio -       Long-term capital growth. Invests primarily in       RiverSource Investments
Growth Fund                            common stocks that appear to offer growth
                                       opportunities.
(previously AXP(R) Variable
Portfolio - Growth Fund)

RiverSource Variable Portfolio -       High current income, with capital growth as a        RiverSource Investments
High Yield Bond Fund                   secondary objective. Under normal market
                                       conditions, the Fund invests at least 80% of its
(previously AXP(R) Variable            net assets in high-yielding, high-risk corporate
Portfolio - High Yield Bond Fund)      bonds (junk bonds) issued by U.S. and foreign
                                       companies and governments.

RiverSource Variable Portfolio -       High total return through current income and         RiverSource Investments
Income Opportunities Fund              capital appreciation. Under normal market
                                       conditions, invests primarily in income-producing
(previously AXP(R) Variable            debt securities with an emphasis on the higher
Portfolio - Income Opportunities       rated segment of the high-yield (junk bond)
Fund)                                  market.

RiverSource Variable Portfolio -       Capital appreciation. Invests primarily in equity    RiverSource Investments, adviser;
International Opportunity Fund         securities of foreign issuers that offer strong      Threadneedle International Limited,
                                       growth potential.                                    an indirect wholly-owned subsidiary of
(previously AXP(R) Variable                                                                 Ameriprise Financial, subadviser.
Portfolio - Threadneedle
International Fund)

RiverSource Variable Portfolio -       Capital appreciation. Under normal market            RiverSource Investments
Large Cap Equity Fund                  conditions, the Fund invests at least 80% of its
                                       net assets in equity securities of companies with
(previously AXP(R) Variable            market capitalization greater than $5 billion at
Portfolio - Large Cap Equity Fund)     the time of purchase.


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                                       48

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       Long-term growth of capital. Under normal market     RiverSource Investments
Large Cap Value Fund                   conditions, the fund invests at least 80% of its
                                       net assets in equity securities of companies with
(previously AXP(R) Variable            a market capitalization greater than $5 billion at
Portfolio - Large Cap Value Fund)      the time of purchase. The Fund may also invest in
                                       income-producing equity securities and preferred
                                       stocks.

RiverSource Variable Portfolio -       Growth of capital. Under normal market               RiverSource Investments
Mid Cap Growth Fund                    conditions, the Fund invests at least 80% of
                                       its net assets in equity securities of medium-
(previously AXP(R) Variable            sized companies. The investment manager defines
Portfolio - Equity Select Fund)        mid-cap companies as those whose market
                                       capitalization (number of shares outstanding
                                       multiplied by the share price) falls within the
                                       range of the Russell MidCap(R) Growth Index.

RiverSource Variable Portfolio -       Long-term growth of capital. Under normal            RiverSource Investments
Mid Cap Value Fund                     circumstances, the Fund invests at least 80% of
                                       its net assets (including the amount of any
(previously AXP(R) Variable            borrowings for investment purposes) in equity
Portfolio - Mid Cap Value Fund)        securities of medium-sized companies.

RiverSource Variable Portfolio -       Long-term growth of capital. Under normal market     RiverSource Investments
New Dimensions Fund(R)                 conditions, the Fund invests at least 80% of its
                                       net assets in equity securities of companies with
(previously AXP(R) Variable            market capitalization greater than $5 billion at
Portfolio - NEW DIMENSIONS             the time of purchase.
FUND(R))

RiverSource Variable Portfolio -       Long-term capital appreciation. The Fund             RiverSource Investments
S&P 500 Index Fund                     seeks to provide investment results that
                                       correspond to the total return (the combination of
(previously AXP(R) Variable            appreciation and income) of large-capitalization
Portfolio - S&P 500 Index Fund)        stocks of U.S. companies. The Fund invests in
                                       common stocks included in the Standard & Poor's
                                       500 Composite Stock Price Index (S&P 500). The S&P
                                       500 is made up primarily of large-capitalization
                                       companies that represent a broad spectrum of the
                                       U.S. economy.

RiverSource Variable Portfolio -       Long-term growth of capital. Invests primarily       RiverSource Investments, adviser;
Select Value Fund                      in common stocks, preferred stocks and securities    GAMCO Investors, Inc., subadviser.
                                       convertible into common stocks that are listed on
(previously AXP(R) Variable            a nationally recognized securities exchange or
Portfolio - Partners Select            traded on the NASDAQ National Market System of the
Value Fund)                            National Association of Securities Dealers.
                                       The Fund invests in mid-cap companies as well as
                                       companies with larger and smaller market
                                       capitalizations.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       A high level of current income and safety of         RiverSource Investments
Short Duration U.S. Government Fund    principal consistent with an investment in U.S.
                                       government and government agency securities. Under
(previously AXP(R) Variable            normal market conditions, at least 80% of the
Portfolio - Short Duration             Fund's net assets are invested in securities
U.S. Government Fund)                  issued or guaranteed as to principal and interest
                                       by the U.S. government, its agencies or
                                       instrumentalities.

RiverSource Variable Portfolio -       Long-term capital growth. Under normal market        RiverSource Investments, adviser;
Small Cap Advantage Fund               conditions, at least 80% of the Fund's net assets    Kenwood Capital Management LLC,
                                       are invested in equity securities of companies       subadviser.
(previously AXP(R) Variable            with market capitalization of up to $2 billion or
Portfolio - Small Cap Advantage        that fall within the range of the Russell 2000(R)
Fund)                                  Index at the time of investment.

RiverSource Variable Portfolio -       Long-term capital appreciation. Invests primarily    RiverSource Investments, adviser;
Small Cap Value Fund                   in equity securities. Under normal market            Goldman Sachs Asset Management,
                                       conditions, at least 80% of the Fund's net assets    L.P., Royce & Associates, LLC,
(previously AXP(R) Variable            will be invested in companies with market            Donald Smith & Co., Inc.,
Portfolio - Partners Small Cap         capitalization at the time of investment, of up to   Franklin Portfolio Associates LLC
Value Fund)                            $2.5 billion or that fall within the range of the    and Barrow, Hanley, Mewhinney &
                                       Russell 2000(R) Value Index.                         Strauss, Inc., subadvisers.

RiverSource Variable Portfolio -       Capital appreciation. Under normal market            RiverSource Investments
Strategy Aggressive Fund               conditions, at least 65% of the Fund's total
                                       assets are invested in equity securities.
(previously AXP(R) Variable
Portfolio - Strategy Aggressive
Fund)

Salomon Brothers Variable Series       Long-term growth of capital. The fund invests,       Salomon Brothers Asset Management,
funds Inc Small Cap Growth Fund,       under normal circumstances, at least 80% of its      Inc. (a subsidiary of
Class II                               assets in equity securites of companies with small   Citigroup Inc.)
                                       market capitalizations and related investments.

Van Kampen Life Investment Trust       Capital growth and income through investments in     Van Kampen Asset Management
Comstock Portfolio Class II Shares     equity securities, including common stocks,
                                       preferred stocks and securities convertible into
                                       common and preferred stocks.

Wanger International Small Cap         Long-term growth of capital. Invests primarily in    Columbia Wanger Asset Management,
                                       stocks of companies based outside the U.S. with      L.P.
                                       market capitalizations of less than $3 billion at
                                       time of initial purchase.

Wanger U.S. Smaller Companies          Long-term growth of capital. Invests primarily in    Columbia Wanger Asset Management,
                                       stocks of small- and medium-size U.S. companies      L.P.
                                       with market capitalizations of less than $5
                                       billion at time of initial purchase.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                              INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity      Seeks long-term capital appreciation. We invest      Wells Fargo Funds Management, LLC,
Fund (successor to Strong              in equity securities of medium-capitalization        adviser; Wells Capital Management
Opportunity Fund II - Advisor          companies that we believe are under-priced yet,      Incorporated, subadviser.
Class)                                 have attractive growth prospects.


GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs may not be available for contracts in some states. GPAs are not available if either the Withdrawal Benefit or Accumulation Benefit rider is selected.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing IDS Life annuities, product design, competition and IDS Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by IDS Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

-    death benefits;

-    amounts surrendered for fees and charges;

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any asset allocation model portfolio which includes one or more GPAs. However, our MVA will apply if you reallocate to a new asset allocation model portfolio; and

- amounts applied to an annuity payout plan while an asset allocation model including one or more GPAs in in effect.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                       IF YOUR GPA RATE IS:                     THE MVA IS:
                 Less than the new GPA rate + 0.10%              Negative
                 Equal to the new GPA rate + 0.10%               Zero
                 Greater than the new GPA rate + 0.10%           Positive

For an example, see Appendix A.

THE FIXED ACCOUNT

Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life annuities, product design, competition, and IDS Life's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life annuities, product design, competition, and IDS Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

* For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following (if available in your state):

- GPAs(1), the fixed account, subaccounts and/or the special DCA account(2) in which you want to invest;

-    how you want to make purchase payments;

-    a beneficiary;

- under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years)(3);

-    the optional Portfolio Navigator Asset Allocation Program;

-    the following optional death benefits:
     -    ROPP Death Benefit(4),
     -    MAV Death Benefit(4),
     -    5-Year MAV Death Benefit(4),
     -    EEB Death Benefit(4),
     -    EEP Death Benefit(4); and

- one of the following optional living benefits that require the use of an asset allocation program:

     -    Accumulation Benefit rider(5), or

     -    Withdrawal Benefit(5).


(1) GPAs are not available if the Withdrawal Benefit or Accumulation Benefit riders are selected.

(2) The Special DCA account may not be available for new purchase payments at all times.
(3) The ten-year surrender charge schedule under RAVA Advantage Plus is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.
(4) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(5) You may select either the Accumulation Benefit or the Withdrawal Benefit rider. The Withdrawal Benefit is available if you are 75 or younger at the rider effective date and age 60 to 75 if the contract is a TSA. The Accumulation Benefit is available if you are 80 or younger at the rider effective date.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:
-    no earlier than the 60th day after the contract's effective date; and
- no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:
- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or
- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
     70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                                     RAVA ADVANTAGE PLUS        RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities                 $1,000                   $ 2,000
   initial payment for nonqualified annuities               2,000                    10,000
   for any additional payments                                 50                        50

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA ADVANTAGE PLUS        RAVA SELECT PLUS
For the first year:
   through age 85                                        $999,999***              $999,999***
   for ages 86 to 90                                      100,000                  100,000
For each subsequent year:
   through age 85                                         100,000                  100,000
   for ages 86 to 90                                       50,000                   50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

*** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider, subject to state restrictions.


For RAVA Advantage Plus, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Alabama, Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:
1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or
-    a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:
-    1% of each purchase payment received:
     -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or
     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.
- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:
-    2% of each purchase payment received:
     -- if you elect the seven-year surrender charge schedule for your contract.
-    3% of each purchase payment received
     -- if you elect the ten-year surrender charge schedule for your contract*.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

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          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                           RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
For nonqualified annuities                      0.95%                   1.20%
For qualified annuities                         0.75%                   1.00%
For Band 3 annuities                            0.55%                   0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00* per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

-    10% of the contract value on the prior contract anniversary*; and

-    current contract earnings.

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                                       57

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

-    10% of the contract value on the prior contract anniversary*;

-    current contract earnings; and

-    the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                     SEVEN-YEAR SCHEDULE                                              TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                                                NUMBER OF COMPLETED
YEARS FROM DATE OF EACH              SURRENDER CHARGE             YEARS FROM DATE OF EACH          SURRENDER CHARGE
  PURCHASE PAYMENT                      PERCENTAGE                    PURCHASE PAYMENT                 PERCENTAGE
        0                                   7%                               0                             8%
        1                                   7                                1                             8
        2                                   7                                2                             8
        3                                   6                                3                             7
        4                                   5                                4                             7
        5                                   4                                5                             6
        6                                   2                                6                             5
        7+                                  0                                7                             4
                                                                             8                             3
                                                                             9                             2
                                                                            10+                            0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                              CONTRACT YEAR                     SURRENDER CHARGE PERCENTAGE
                                   1                                        7%
                                   2                                        7
                                   3                                        7
                                   Thereafter                               0

SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                                                  SURRENDER CHARGE PERCENTAGE
                                                                     (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                        IN CONTRACT YEAR
                     PAYMENTS MADE IN CONTRACT YEAR                   1             2             3           THEREAFTER
                                   1                                  8%            7%            6%               0%
                                   2                                                8             7                0
                                   3                                                              8                0
                                   Thereafter                                                                      0

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Guaranteed Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

-    amounts we refund to you during the free look period*;

-    death benefits*;

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          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


ACCUMULATION BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract holders. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:


(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you change your model portfolio after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by asset model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


(1) Available if you are 75 or younger at the rider effective date and age 60 to 75 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").


Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50% for new contract owners. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you change your model portfolio after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose an Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.

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          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.


RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(6) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value excluding amounts allocated to the Special DCA account, on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts. The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.


(6) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT
We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the fixed account or subaccounts;

-    plus interest credited;

- minus any amounts transferred from the GPA to the fixed account or any subaccount;

-    minus any amounts deducted for charges or surrenders;

-    plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the ROPP rider fee (if selected);

-    minus any prorated portion of the MAV rider fee (if selected);

-    minus any prorated portion of the 5-Year MAV rider fee (if selected);

-    minus any prorated portion of the EEB rider fee (if selected);

-    minus any prorated portion of the EEP rider fee (if selected);


- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;


- minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*; and

-    minus any prorated portion of the PN rider fee (if selected)*.

* The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

-    minus amounts transferred out; and

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

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WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges;

and a deduction of:

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the ROPP rider fee (if selected);

-    a prorated portion of the MAV rider fee (if selected);

-    a prorated portion of the 5-Year MAV rider fee (if selected);

-    a prorated portion of the EEB rider fee (if selected);

-    a prorated portion of the EEP rider fee (if selected);


-    a prorated portion of the Accumulation Benefit rider fee (if selected);


-    a prorated portion of the Withdrawal Benefit rider fee (if selected);
     and/or

-    a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

-    changes in fund net asset value;

-    fund dividends distributed to the subaccounts;

-    fund capital gains or losses;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

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MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit or Accumulation Benefit is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                       NUMBER
                                                                  AMOUNT             ACCUMULATION     OF UNITS
                                            MONTH                INVESTED             UNIT VALUE      PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                  $20            5.00

                                            Feb                     100                   18            5.56

you automatically buy                       Mar                     100                   17            5.88
more units when the
per unit market price is low...    ---->    Apr                     100                   15            6.67

                                            May                     100                   16            6.25

                                            June                    100                   18            5.56

                                            July                    100                   17            5.88

and fewer units                             Aug                     100                   19            5.26
when the per unit
market price is high.              ---->    Sept                    100                   21            4.76

                                            Oct                     100                   20            5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
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SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

-    You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.


- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.


- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.


- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the valuation date we receive your payment).


- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).


- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

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ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. Your sales representative can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (See "Guarantee Period Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.


You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").


Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.


If permitted under applicable securities law, we reserve the right to:


- reallocate your current model portfolio to an updated version of your current model portfolio; or

-    substitute a fund of funds for your current model portfolio.


We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
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PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account and certain GPAs (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider. You also may participate in the PN program by purchasing a separate optional rider for an additional charge. Your sales representative will provide you with information that describes the PN program in detail. You should review this information, including the terms of the PN program, carefully with your sales representative.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, LLC, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see RiverSource Investments' disclosure brochure, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The brochure is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments monitors the performance of the RiverSource Variable Portfolio Funds and may, from time to time, recommend to the board of directors a RiverSource Variable Portfolio Fund, a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
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


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure" and "The Variable Account and the Funds -- The Funds -- Fund Selection.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account or certain GPAs than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination and will provide you with a questionnaire that you may complete. The questionnaire can help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire help determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither IDS Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. If you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio based on the written authorization you provided when you enrolled in the PN program. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


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In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges"). The PN rider is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.

You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. The PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS


The transfer rights discussed in this section do not apply while a model portfolio is in effect.


You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.

     Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

-    You may not make a transfer to the Special DCA account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:    Contract value or entire account balance

* Failure to provide your Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

- Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:    $50

MAXIMUM AMOUNT
Transfers or surrenders:    None (except for automated transfers from the fixed
                            account)

3 BY PHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                  Contract value or entire account balance
Surrenders:                 $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
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

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;

     -- you are disabled as defined in the Code;

     -- you severed employment with the employer who purchased the contract; or

     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.


CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership.


Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
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

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                     PS x DB
                                     -------
                                       CV

   PS = the partial surrender including any applicable surrender charge.

   DB = the death benefit on the date of (but prior to) the partial surrender.

   CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2005.

- On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

          We calculate the death benefit on March 1, 2006 as follows:

          The total purchase payments minus adjustments for partial surrenders:

          Total purchase payments                                                  $ 20,000

          minus adjusted partial surrenders, calculated as:

          $1,500 x $20,000                                                          - 1,667
          ----------------   =                                                     --------
              $18,000

          for a death benefit of:                                                  $ 18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     -    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
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QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     -    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. With certain exceptions, we may deposit this lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment.

OPTIONAL BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                     PS x DB
                                     -------
                                       CV

   PS = the partial surrender including any applicable surrender charge.

   DB = the death benefit on the date of (but prior to) the partial surrender.

   CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

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TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

     - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

     -    MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     -    MINUS the greater of:


          - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

          - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date


     - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     -    the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.

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IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.


If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                 PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                         0%

Three and Four                            10%                                      3.75%

Five or more                              20%                                       7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                IF YOU ARE UNDER AGE 70                                           IF YOU ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD...                               OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
       1        Zero                                                              Zero

       2        40% x earnings at death (see above)                               15% x earnings at death

   3 & 4        40% x (earnings at death + 25% of exchange purchase payment*)     15% x (earnings at death + 25% of exchange
                                                                                  purchase payment*)

      5+        40% x (earnings at death + 50% of exchange purchase payment*)     15% x (earnings at death + 50% of exchange
                                                                                  purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.


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The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

-    The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. This feature of the Accumulation Benefit may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the Portfolio Navigator Asset Allocation Program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);


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-    if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether a Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:


BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.


MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.


We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition,


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the waiting period will restart as of the most recent contract anniversary.
Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER

The rider will terminate under the following conditions:

     The rider will terminate before the benefit date without paying a benefit on the date:

     -    you take a full surrender; or

     -    annuitization begins; or

     -    the contract terminates as a result of the death benefit being paid.

     The rider will terminate on the benefit date.

For an example, see Appendix C.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT)

The Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a surrender charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-    the Guaranteed Benefit Amount will be adjusted as described below; and

-    the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Surrender Charges"). Market value adjustments, if applicable, will also be made (see "Market Value Adjustment"). We pay you the amount you request. Any partial surrender you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrender Charge").

An annual Elective Step Up option is available for 30 days after each contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

- the contract value on the valuation date we receive your written request to step up (Rider A)(1); or

-    the contract value on the contract anniversary date (Rider B)(1).

The annual Elective Step Up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your asset allocation model, the rider charge may change (see "Charges").

If you are 75 or younger at contract issue, you may choose to add the Withdrawal Benefit to your contract. This benefit may not be available in your state. You must elect the Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

You should consider whether the Withdrawal Benefit is appropriate for you because:


- you must participate in an asset allocation program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program");

- Withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have RMD rules that govern the timing and amount of distributions from the contract. If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


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-    we reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

(1) We currently offer two versions of this benefit, Rider A and Rider B. Before April 29, 2005 we only offered Rider B. We began offering Rider A, in states where it is approved, and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005, the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchase a contract on or after April 29, 2005 with this benefit, the version we offer you depends on which state you live in. Ask your sales representative which version of the rider, if any, is available in your state. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT RBA PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

          GBA EXCESS WITHDRAWAL PROCEDURE

          The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

          1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

          2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

                    (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

                    (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

                    (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

-    at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

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-    when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

          RBA EXCESS WITHDRAWAL PROCEDURE

          The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

          If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

          The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-    at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Surrender Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST 3 CONTRACT YEARS. Depending on whether you have Rider A or Rider B, the increases will be determined as follows:

RIDER A

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be set to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

RIDER B

You may only step up if your contract anniversary value is greater than the RBA.

The effective date of the step up is the contract anniversary.

The RBA will be increased to an amount equal to the contract anniversary value.

The GBA will be set to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

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If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

The elective step up option is not available to non-spouse beneficiaries that continue the contract.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation elective step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA immediately prior to the spousal continuation step up, or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RBA PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO MINIMUM REQUIRED VALUE

If the contract value is less than $600, the minimum value required by the Withdrawal Benefit and the RBA remains greater than zero, the following will occur:

-    you will be paid according to the RBA payout option described above;

-    we will no longer accept additional purchase payments;

-    you will no longer be charged for the rider;

-    any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the RBA payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit and the contract will terminate.

For an example, see Appendix C.

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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    your age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

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-    PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT - RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

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SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds your investment. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING (INCLUDING IRAs, ROTH IRAs AND SEPs): If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-    if it is allocable to an investment before Aug. 14, 1982; or

-    if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

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ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death,

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

-    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, EEB, EEP, PN, ACCUMULATION BENEFIT OR WITHDRAWAL BENEFIT): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

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IDS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code.
For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years.

IDS Life conducts a conventional life insurance business. It acts as a direct writer of fixed and variable insurance policies and annuities and is licensed in 49 states and the District of Columbia. IDS Life has four wholly owned subsidiaries, two which serve New York residents and two which serve residents in states other than New York. IDS Life and its subsidiaries offer fixed and variable insurance policies and annuities through individual sales representatives, through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

IDS Life's primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. IDS Life's primary annuity products include variable and fixed deferred and immediate annuities.

We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect.

We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-    Our assets may include:

     -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

     -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure");

     -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds--The funds--Fund selection and allocation of purchase payments and contract value"); and

     -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

     -- fees and expenses we collect from contract owners, including surrender charges; and

     -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST


Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
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STATE REGULATION

IDS Life is subject to the laws of the State of Minnesota governing insurance companies and to the regulations of the Minnesota Department of Commerce. An annual statement in the prescribed form is filed with the Minnesota Department of Commerce each year covering our operation for the preceding year and our financial condition at the end of such year. Regulation by the Minnesota Department of Commerce includes periodic examination to determine IDS Life's contract liabilities and reserves so that the Minnesota Department of Commerce may certify that these items are correct. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, generally including suitability, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sale of B shares. IDS Life and its subsidiaries have received requests for information and have been contacted by regulatory authorities concerning its practices and cooperating fully with these inquiries.

IDS Life and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operation or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION ABOUT IDS LIFE


SELECTED FINANCIAL DATA

The following selected financial data for IDS Life and its subsidiaries should be read in conjunction with the consolidated financial statements and notes.


                                       SIX MONTHS ENDED
                                 ----------------------------
                                 JUNE 30, 2005  JUNE 30, 2004
                                 -------------  -------------
YEARS ENDED DEC. 31, (THOUSANDS)  (UNAUDITED)    (UNAUDITED)       2004         2003(1)       2002(1)       2001(1)       2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
Premiums                         $     180,876  $     172,420  $    351,943  $    349,001  $    334,477  $    314,843  $    287,498
Net investment income                  881,710        879,817     1,777,446     1,705,185     1,562,592     1,485,688     1,730,605
Net realized gain (loss) on
 investments                            37,839         17,513        27,292         4,445        (5,243)     (649,752)      (16,975)
Other                                  508,982        483,366       984,664       920,706       930,284       964,536     1,037,206
TOTAL REVENUES                       1,609,407      1,553,116  $  3,141,345  $  2,979,337  $  2,822,110  $  2,115,315  $  3,038,334
INCOME (LOSS) BEFORE INCOME
 TAXES AND CUMULATIVE EFFECT
 OF ACCOUNTING CHANGE                  309,565        410,437  $    792,382  $    574,539  $    470,007  $   (188,957) $    807,264
Income (loss) before cumulative
 effect of accounting change           217,005        269,901  $    566,205  $    507,594  $    382,181  $    (43,735) $    585,637
Cumulative effect of accounting
 change (net of income taxes)               --        (70,568)      (70,568)       44,463            --       (21,416)           --
NET INCOME (LOSS)                      217,005        199,333  $    495,637  $    552,057  $    382,181  $    (65,151) $    585,637
TOTAL ASSETS                        72,527,290     67,275,212  $ 71,086,062  $ 65,942,702  $ 59,638,635  $ 57,895,900  $ 60,450,203


(1) Certain prior year amounts have been reclassified to conform to the current year's presentation.

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
OPERATIONS

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota. IDS Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Prior to August 1, 2005, Ameriprise Financial was known as American Express Financial Corporation (AEFC). Ameriprise Financial is a wholly owned subsidiary of American Express Company (American Express).

Ameriprise Financial changed its name on August 1, 2005 as a consequence of the plans announced by American Express on February 1, 2005, to pursue a spin off of the businesses now being operated under the Ameriprise Financial name. The separation from American Express is expected to be completed on or after September 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management.

IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products almost exclusively through the Ameriprise Financial Services, Inc. (formerly known as American Express Financial Advisors Inc. (AEFAI)) retail sales force. IDS Life Insurance Company has four wholly owned life insurance company subsidiaries: IDS Life Insurance Company of New York, a New York stock life insurance company (IDS Life of New
York); American Partners Life Insurance Company, an Arizona stock life insurance company (American Partners Life); American Enterprise Life Insurance Company, an Indiana stock life insurance company (American Enterprise Life); and American Centurion Life Assurance Company, a New York stock life insurance company (American Centurion Life). IDS Life of New York serves New York State residents and distributes its fixed and variable insurance and annuity products exclusively through the Ameriprise Financial Services, Inc. retail sales force. American Enterprise Life provides clients of financial institutions and regional and/or independent broker-dealers with financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York. American Partners Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also owns IDS REO 1, LLC and IDS REO 2, LLC which hold real estate investments. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in this Form 10-Q.

In connection with the separation, American Express has indicated that it will provide additional capital to Ameriprise Financial of approximately $1 billion. This capital contribution is intended to provide adequate support for Ameriprise Financial's senior debt rating on the distribution date, to allow Ameriprise Financial to have efficient access to the capital markets, and to support the current financial strength ratings of Ameriprise Financial's insurance subsidiaries.

IDS Life will be allocated certain separation and distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses allocated to IDS Life are expected to be significant to IDS Life. Ameriprise Financial will provide additional capital to IDS Life to support its current financial strength ratings.

IDS Life follows United States generally accepted accounting principles (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

Certain of the statements below are forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. See the Forward-Looking Statements section below. Management's narrative analysis of the results of operations is presented in lieu of management's discussion and analysis of financial condition and results of operations, pursuant to General Instructions H(1) (a) of Form 10-Q.

RESULTS FOR OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 AND 2004

Income before accounting change was $217 million for the six months ended June 30, 2005, compared to $269.9 million for the six months ended June 30, 2004. The decrease in income before accounting change primarily reflects higher amortization of deferred policy acquisition costs and separation costs partially offset by a lower effective tax rate, as further described below.

Net income was $217 million for the six months ended June 30, 2005 compared to $199.3 million for the six months ended June 30, 2004. Net income for the six months ended June 30, 2004 reflects the $70.6 million after-tax ($108.6 million pretax) cumulative effect of accounting change as a result of IDS Life's adoption of SOP 03-1. See "Application of Recently Issued Accounting Standards" section of Note 1 to the Consolidated Financial Statements for discussion regarding the impact of adoption of SOP 03-1.

The effective tax rate decreased to 30 percent in the six months ended June 30, 2005 from 34 percent in the six months ended June 30, 2004 reflecting higher dividend exclusions and other tax-advantaged items. The effective tax rate in the six months ended June 30, 2004 included a reduction in net deferred tax assets which increased the effective rate.


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REVENUES

Disability income and long-term care insurance premiums increased $5.8 million or 4 percent reflecting higher disability income insurance inforce levels as well as a $1.6 million (net of reinsurance) increase in long-term care premiums as a result of rate increases implemented during the first six months of 2005.

Contractholder and policyholder charges increased $11.4 million or 4 percent reflecting an increase in the amount of cost of insurance charges on variable universal life products, as well as an increase in the amount of surrender charges on variable annuity products.

Mortality and expense risk and other fees increased $14.2 million or 7 percent reflecting higher average market values of separate account assets.

Net realized gain on investments was $37.8 million for the six months ended June 30, 2005 compared to $17.5 million for the six months ended June 30, 2004. For the six months ended June 30, 2005, $72.5 million of total investment gains were partially offset by $34.7 million of losses and impairments. Included in these total net investment gains and losses were $72.4 million of gross realized gains partially offset by $32.2 million of gross realized losses from sales of securities, as well as $0.6 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale. Included in net realized gain on investments classified as Available-for-Sale for the six months ended June 30, 2005 were gross realized gains and losses of $39.2 million and $14.3 million, respectively, related to the sale of all of IDS Life's retained interest in a CDO securitization trust, reflecting management's decision to continue to improve the investment portfolio's risk profile through the liquidation of certain structured investments.

For the six months ended June 30, 2004, $26.5 million of total investment gains were partially offset by $9.0 million of losses and impairments. Included in these total net investment gains and losses were $23.7 million of gross realized gains and $6.4 million of gross realized losses from sales of securities, as well as $0.1 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited to account values decreased $9.5 million or 2 percent, primarily reflecting lower interest crediting rates on annuity products and the effect of depreciation during the current period versus appreciation in the same period a year ago in the S&P 500 on equity index annuities, partially offset by higher life insurance inforce levels and average annuity accumulation values.

Amortization of deferred policy acquisition costs (DAC) increased to $197.3 million for the six months ended June 30, 2005 from $111.8 million for the six months ended June 30, 2004 primarily reflecting the first quarter 2004 $65.7 million pretax DAC valuation benefit reflecting an adjustment associated with the lengthening of amortization periods for certain insurance and annuity products in conjunction with the adoption of SOP 03-1, as well as higher insurance and annuity DAC balances.

Separation costs generally consist of financial advisor and employee retention program costs, information technology costs, re-branding and marketing costs and certain consulting expenses related to the separation and distribution of Ameriprise Financial. During 2005, IDS Life recorded $25.8 million in allocated separation costs.

Other insurance and operating expenses increased $40.3 million or 16 percent reflecting a $26.6 million increase in non-deferrable distribution costs due to increased sales related costs and other spending through our distribution channel.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

Pretax income rose 38 percent to $792.4 million for the year ended December 31, 2004. The increase primarily reflects increased net investment income, mortality and expense risk and other fees, net realized gain on investments, lower interest credited on investment contracts and universal life-type insurance costs and lower amortization of deferred policy acquisition costs (DAC), partially offset by higher other insurance and operating costs. See the DAC section below for further discussion of DAC and related third quarter 2004 and 2003 adjustments.

IDS Life's effective tax rate rose to 29 percent in 2004 from 12 percent in 2003 primarily due to the impact of lower levels of tax-advantaged items in pretax income during 2004, reduced low income housing credits as a result of the December 2003 distribution of substantially all of IDS Life's interests in low income housing investments to AEFC and the one-time effect of favorable technical guidance related to the taxation of dividend income recognized in 2003. For 2003 and prior years, IDS Life's federal income taxes were reduced by credits arising from low income housing investments.

Net income for the year ended December 31, 2004 reflects the $70.6 million ($108.6 million pretax) impact of IDS Life's January 1, 2004 adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 requires insurance enterprises to establish liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. See "Application of Recent Accounting Standards"
section in Note 1 to the Consolidated Financial Statements regarding the impact of adoption of SOP 03-1.


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REVENUES

Total revenues increased $162 million or 5 percent primarily due to higher net investment income, mortality and expense risk and other fees and net realized gain on investments compared to 2003.

Net investment income increased $72.3 million or 4 percent. Net investment income for the year ended December 31, 2003 includes $77.3 million of amortization expense of certain low income housing investments. See effective tax rate discussion above.

Contractholder and policyholder charges increased $24.2 million or 5 percent reflecting increased cost of insurance charges on variable universal life products as well as an increase in the amount of surrender charges on variable annuity products.

Mortality and expense risk and other fees increased $39.8 million or 10 percent reflecting higher average market values of separate account assets, and the impact of the change from IDS Life to AEFC as investment manager of the internally managed proprietary funds during the fourth quarter of 2003. Concurrent with the investment manager change, IDS Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that IDS Life continues to provide the underlying proprietary mutual funds. IDS Life's administrative service fees will vary with the market values of these proprietary mutual funds. Previous to this change, IDS Life received management fees directly from the proprietary funds and was party to an agreement with AEFC to compensate AEFC for the investment sub-advisory services AEFC provided these proprietary funds. In addition to IDS Life's administrative service fees, IDS Life receives mortality and expense risk fees from the separate accounts based on the level of assets.

Net realized gain on investments was $27.3 million in 2004 compared to $4.4 million in 2003. For the year ended December 31, 2004, $49.5 million of total investment gains were partially offset by $22.2 million of impairments and losses. Included in these total net investment gains and losses are $48.4 million of gross realized gains and $17.5 million of gross realized losses from sales of securities, as well as $0.1 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

For the year ended December 31, 2003, $257 million of total investment gains were partially offset by $252.6 million of impairments and losses. Included in these total net investment gains and losses are $255.3 million of gross realized gains and $135.5 million of gross realized losses from sales of securities, as well as $102.6 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Total benefits and expenses decreased $55.8 million or 2 percent, reflecting lower interest crediting rates and the effect on equity indexed annuities of lower appreciation in the S&P 500 during 2004 versus 2003, a reduction in DAC amortization in conjunction with the adoption of SOP 03-1 and third quarter DAC adjustments, partially offset by higher other insurance and operating expenses.

Interest credited on investment contracts and universal life-type insurance decreased $114.1 million or 9 percent, primarily due to lower interest crediting rates and the effect on equity indexed annuities of lower appreciation in the S&P 500 during 2004 versus 2003, partially offset by higher average accumulation values of annuities and inforce levels of life insurance products.

DAC amortization expense decreased to $260.8 million in 2004 from $264.3 million in 2003. The decrease reflects the first quarter 2004 $65.7 million pretax DAC valuation benefit reflecting an adjustment associated with the lengthening of amortization periods for certain insurance and annuity products in conjunction with the adoption of SOP 03-1, partially offset by an estimated increase in DAC amortization of $9.6 million, as a result of IDS Life's completed valuation system conversion for its long-term care (LTC) insurance business during the first quarter of 2004. In addition, DAC amortization expense was impacted by a net $22 million DAC valuation benefit from the third quarter review of DAC as compared to prior year.

Other insurance and operating expenses increased $50.8 million or 11 percent reflecting increases in distribution costs and non-deferrable expenses related to product management and business reinvestment initiatives. These increases were partially offset by a reduction related to the change in investment manager of the proprietary mutual funds from IDS Life to AEFC. Effective with this change, the previously existing arrangement under which IDS Life compensated AEFC for investment sub-advisory services were terminated.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

Income before accounting change rose 33 percent to $507.6 million for year ended December 31, 2003. Net income rose 44 percent to $552.1 million in 2003, up from $382.2 million in 2002. Among other things described below, IDS Life's 2003 results reflect a $41.3 million reduction in tax expense due to adjustments related to the finalization of the 2002 tax return filed during the third quarter of 2003 and the publication of favorable technical guidance related to the taxation of dividend income.

Net Income for 2003 also reflects the impact of IDS Life's adoption of Financial Accounting Standard Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," revised December 2003 (FIN 46), which addresses the consolidation of variable interest entities (VIEs). The impact of the FIN 46 adoption is discussed in more detail below.


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REVENUES

Total revenues increased $157.2 or 6 percent primarily due to higher net investment income and disability income premium revenues, together with net realized gains on investments versus net realized losses in 2002, partially offset by lower mortality and expense risk and other fees revenues.

Total premium revenue increased $14.5 million or 4 percent reflecting a higher number of disability income and traditional life insurance policies.

Net investment income increased $142.6 million or 9 percent in 2003 reflecting higher levels of invested assets and the effect of appreciation in the S&P 500 on the value of options hedging equity indexed annuities this year versus depreciation last year, which was offset in interest credited expenses. The positive effects of the foregoing were partially offset by a lower average yield on invested assets.

Net realized gain (loss) on investments was $4.4 million in 2003 compared to ($5.2 million) in 2002. For the year ended December 31, 2003, $257 million of total investment gains were partially offset by $252.6 million of impairments and losses. Included in these total net investment gains and losses were $255.3 million of gross realized gains and $135.5 million of gross realized losses from sales of securities, as well as $102.6 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the year ended December 31, 2002, $299.6 million of total investment gains were more than offset by $304.8 million of impairments and losses. Included in these total net investment gains and losses were $297.6 million of gross realized gains and $137.4 million of gross realized losses from the sales of securities, as well as $144.1 million of other-than-temporary investment impairment losses (including $45 million related to directly-held WorldCom debt holdings), classified as Available-for-Sale.

Mortality and expense risk and other fees decreased $14.3 million or 4 percent reflecting lower average market values of separate account assets throughout 2003 compared to 2002. While equity markets increased in the second half of 2003, average market values of separate account assets for the full year of 2003 remained below 2002 levels. For 2003 and 2002, IDS Life provided mutual fund management services for many of the mutual funds available as investment options within IDS Life's variable annuity and variable life insurance products. IDS Life also receives mortality and expense risk fees from the separate accounts based on asset levels.

BENEFITS AND EXPENSES

Total benefits and expenses increased $52.7 million or 2 percent, reflecting higher average accumulation value of annuities and inforce levels and the effect on equity indexed annuities of appreciation in the S&P 500 during 2003 versus depreciation in 2002 and higher insurance and other operating expense. The 2003 increase also reflects the 2002 benefit of $7 million ($4 million after-tax), which resulted from a reversal of a portion of the 2001 September 11th related reserves as a result of lower than previously anticipated insured loss claims.

Disability and long-term care insurance liability for future policy benefit expenses increased $7.9 million, or 6 percent, reflecting increases in underlying policies in force.

Interest credited on investment contracts and universal life-type insurance increased $78.7 million or 7 percent due to higher average accumulation value of annuities and inforce levels and the effect on equity indexed annuities of appreciation in the S&P 500 during 2003 versus depreciation in 2002, partially offset by lower interest crediting rates.

DAC amortization expense decreased to $264.3 million for the year ended December 31, 2003 from $320.6 million for the year ended December 31, 2002. The decrease reflects a net $18.0 million increase in DAC amortization expense in the third quarter of 2002, compared to a net $1.8 million DAC amortization expense reduction in the third quarter of 2003, both as a result of IDS Life's annual third quarter review of various DAC assumptions and practices. DAC amortization expense in 2003 was favorably impacted by recently improved equity market performance during 2003 as compared to 2002. Additionally, faster-than-assumed growth in customer asset values associated with IDS Life's variable annuity and insurance products resulted in a reduction in DAC amortization expense during 2003, whereas declines in variable annuity and insurance customer asset values resulted in an increase in DAC amortization expense during 2002. See the DAC section below for further discussion of DAC and related third quarter 2003 adjustments.

Other insurance and operating expenses increased $26.4 million or 6 percent reflecting the unfavorable impact of fewer capitalized costs due to the ongoing impact of the third quarter 2002 comprehensive review of DAC-related practices. These increases were partially offset by a reduction related to the change in the previously existing arrangement between IDS Life and AEFC as noted above.

IDS Life's effective tax rate decreased to 12 percent in 2003 from 19 percent in 2002 reflecting a $41.3 million reduction in tax expense in 2003 related to the finalization of the 2002 tax return filed during the third quarter of 2003 and publication of favorable technical guidance related to the taxation of dividend income. Partially offsetting this reduction in tax expense was the after-tax impact of realized losses from sales of mortgage-backed securities as a result of IDS Life's decision to make an adjustment to the level of such investments during the third quarter of 2003, such that mortgage-backed securities were 32 percent of IDS Life's overall investment portfolio at December 31, 2003 compared to 43 percent at December 31, 2002.


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As described more fully in the "Liquidity and Capital Resources" section below, the consolidation of FIN 46-related entities resulted in a cumulative effect of accounting change that increased net income through a non-cash gain of $44.5 million ($68.4 million pretax) related to the consolidation of three secured loan trusts (SLTs).

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity, life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made. As a result of these reviews, IDS Life took actions in both 2004 and 2003 that impacted DAC balance and expenses.

In the third quarter 2004, these actions resulted in a net $24 million DAC amortization expense reduction reflecting:

- A $27 million DAC amortization reduction reflecting lower than previously assumed surrender and mortality rates on variable annuity products, higher surrender charges collected on universal and variable universal life products and higher than previously assumed interest rate spreads on annuity and universal life products. Variable annuity surrender rates were reduced between 0 and 20%, depending on product and duration. Additionally, there was an increase in surrender charge revenue ranging from 60% to 80% for universal life products and 10% to 50% for certain variable annuity products. The mortality assumption was changed from duration to an attained age basis. Interest rate spreads were higher by approximately 40 basis points relative to previously assumed spreads in 2003.

- A $3 million DAC amortization reduction reflecting a change to the mid-term assumed growth rate on variable annuity and variable universal life products.

- A $6 million DAC amortization increase primarily reflecting a reduction in estimated future premiums on variable annuity products.

In the third quarter 2003, these actions resulted in a net $2 million DAC amortization expense reduction reflecting:

- A $106 million DAC amortization reduction resulting from extending 10 - 15 year amortization periods for certain Flex Annuity contracts to 20 years based on current measurements of meaningful life in which exchanges of Flex Annuity contracts for other IDS Life variable annuity contracts are treated as continuations rather than terminations. The Flex Annuity is an advisor-distributed variable annuity product sold from 1986 - 1996. In reviewing the persistency of this business in recent years, IDS Life had observed significant volumes persisting beyond the end of the 10- and 15-year amortization periods. IDS Life had maintained these amortization periods, however, due to uncertainty over the impact of a program launched in April 2002 under which eligible Flex Annuity contracts can be exchanged for new variable annuity contracts offered by IDS Life. Exchange rates to date under this program were less than those expected, and IDS Life concluded in the third quarter of 2003 it would be appropriate to measure the meaningful life of this business without anticipating future exchanges. This is consistent with the measurement made for other IDS Life products, and the resulting 20-year period is the same as that used for other advisor-distributed variable annuity products.

- A $92 million DAC amortization increase resulting from the recognition of a premium deficiency on IDS Life's Long-Term Care (LTC) business. IDS Life has monitored this business closely in 2003 as claim and persistency experience developed adversely. IDS Life discontinued sales of its proprietary LTC product in the first quarter of 2003, and outsourced claims administration on the existing book in the second quarter of 2003. On the basis of updated analysis completed in the third quarter of 2003, IDS Life concluded that the associated DAC was not fully recoverable at current premium levels. The associated DAC remaining after this $92 million reduction was $162 million.


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-    A $12 million net DAC amortization increase across IDS Life's Universal
     Life, Variable Universal Life and annuity products. IDS Life updated a number of DAC assumptions resulting in increases in amortization totaling $26 million and decreases in amortization totaling $14 million. The largest single item was a $16 million increase in amortization from reflecting lower than previously assumed spreads on fixed contract values.

During the first quarter of 2004 and in conjunction with the adoption of SOP 03-1, IDS Life (1) established additional liabilities for insurance benefits that may become payable under variable annuity death benefit guarantees or on single pay universal life contracts, which prior to January 1, 2004, were expensed when payable; and (2) extended the time periods over which DAC associated with certain insurance and annuity products are amortized to coincide with the liability funding periods in order to establish the proper relationships between these liabilities and DAC associated with the same contracts. As a result, IDS Life recognized a $108.6 million pretax charge due to accounting change on establishing the future liability under death benefit guarantees and recognized a $65.7 million pretax reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain products impacted by SOP 03-1. Additionally, IDS Life completed a valuation system conversion for its LTC insurance business during the first quarter of 2004 which resulted in a $6.5 million pretax reduction of estimated LTC liabilities for future policy benefits and an offsetting estimated $9.6 million pretax increase in DAC amortization expense. This valuation adjustment was an increase to the $92 million estimated premium deficiency IDS Life recognized in the third quarter of 2003.

DAC balances for various insurance and annuity products sold by IDS Life are set forth below:



DECEMBER 31, (MILLIONS)                                              2004           2003
-----------------------------------------------------------------------------------------
Life and health insurance                                          $ 1,766        $ 1,602
Annuities                                                            1,872          1,734
Total                                                              $ 3,638        $ 3,336



In addition to the DAC balances shown above and in conjunction with IDS Life's adoption of SOP 03-1, sales inducement costs previously included in DAC were reclassified from DAC and presented as a separate line item in the Consolidated Balance Sheets. Deferred sales inducement costs were $303 million and $279 million at December 31, 2004 and 2003, respectively. Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

CERTAIN CRITICAL ACCOUNTING POLICIES

IDS Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. At December 31, 2004, IDS Life had net unrealized pretax gains on Available-for-Sale securities of $731.8 million. Gains and losses are recognized in results of operations upon disposition of the securities. Losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Approximately 90% of the investment portfolio classified as Available-for-Sale is determined by quoted market prices. As of December 31, 2004, there were $118.5 million in gross unrealized losses that related to $7.9 billion of securities, of which $2.2 billion has been in a continuous unrealized loss position for 12 months or more. As part of IDS Life's ongoing monitoring process, management has determined that substantially all of the gross unrealized losses on these securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none of these securities are other-than-temporarily impaired at December 31, 2004.


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Included in IDS Life's investment portfolio discussed above are structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. The carrying values of these structured investments are based on future cash flow projections that require management's judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or changes in estimated default or recovery rates. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $10 million based on underlying investments as of December 31, 2004. The level of change in near-term default rates would have to be significantly higher than 100 basis points to cause a change in carrying value of IDS Life's structured investments due to previously recognized impairment losses coupled with subsequent improvement in actual default rates.

See "Application of Recent Accounting Standards" in Note 1 to the Consolidated Financial Statements for a discussion of Emerging Issues Task Force (EITF) Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" which when finalized by the FASB, may affect IDS Life's investment securities valuation policy.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new insurance and annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity, life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, principally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and life and health insurance products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate premiums, estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for IDS Life's annuity business are typically 10 to 25 years, while projection periods for IDS Life's life and health insurance products are often 50 years or longer. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life and health insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions.

For annuity and life and health insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about rates credited to policyholder accounts and equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. IDS Life uses a mean reversion method as a monthly guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, IDS Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. Management is currently assuming a 7 percent long-term customer asset value growth rate. If IDS Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC amortization expense would be a decrease or increase of approximately $50 million pretax.


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Management monitors other principal DAC assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, could impact IDS Life's DAC balances. For example, if IDS Life increased or decreased its interest margin on its universal life and on the fixed portion of its variable universal life insurance products by 10 basis points, the impact on the DAC amortization expense would be a decrease or increase of approximately $5 million pretax. Additionally, if IDS Life extended or reduced the amortization periods one year for variable annuities to reflect changes in premium paying persistency and/or surrender assumptions, the impact on DAC amortization expense would be a decrease or increase of approximately $20 million. The amortization impact of extending or reducing the amortization period any additional years is not linear.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. An assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for variable annuity death and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section in Note 1 of the Consolidated Financial Statements regarding the impact of the adoption of SOP 03-1.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

LIFE AND DISABILITY POLICIES

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 were 5.9% grading up to 8.9% over 30 years.


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Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated discount rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

LIQUIDITY AND CAPITAL RESOURCES

CAPITAL STRATEGY

The liquidity requirements of IDS Life are generally met by funds provided by deposits, premiums, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investments and capital contributions from AEFC. The primary uses of funds are policy benefits, commissions, other product-related acquisition and sales inducement costs, operating expenses, policy loans, dividends to AEFC and investment purchases. IDS Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to AEFC of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

FUNDING STRATEGY

IDS Life, on a consolidated basis, has available lines of credit with AEFC aggregating $295 million ($195 million committed and $100 million uncommitted). There were no line of credit borrowings outstanding with AEFC at December 31, 2004 and 2003. At December 31, 2004 and 2003, IDS Life had outstanding reverse repurchase agreements totaling $47 million and $67.5 million, respectively. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

IDS Life's total assets and liabilities increased in 2004 primarily due to higher investments, client contract reserves and separate account assets and liabilities, which increased as a result of new client inflows and market appreciation. Investments primarily include corporate debt and mortgage and other asset-backed securities. IDS Life's corporate debt securities comprise a diverse portfolio with the largest concentrations, accounting for approximately 66 percent of the portfolio, in the following industries: banking and finance, utilities, and communications and media. Investments also include $4.3 billion and $4.6 billion of mortgage loans on real estate, policy loans and other investments at December 31, 2004 and 2003, respectively. Investments are principally funded by sales of insurance and annuities and by reinvested income. Maturities of these investment securities are largely matched with the expected future payments of insurance and annuity obligations.

Investments include $2.2 billion and $2.4 billion of below investment grade securities (excluding net unrealized appreciation and depreciation) at December 31, 2004 and 2003, respectively. These investments represent 8 percent and 9 percent of IDS Life's investment portfolio at December 31, 2004 and 2003, respectively.

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. These assets are generally carried at market value, and separate account liabilities are equal to separate account assets. IDS Life earns fees from the related accounts.

OFF-BALANCE SHEET ARRANGEMENTS AND CONTRACTUAL OBLIGATIONS

IDS Life has identified arrangements, obligations and other relationships that may have a material current or future effect on its financial condition, changes in financial condition, results of operations or liquidity and capital resources.

CONTRACTUAL OBLIGATIONS

The contractual obligations identified in the table below include on-balance sheet transactions that represent material expected or contractually committed future obligations of IDS Life.



                                                                                PAYMENTS DUE BY YEAR
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2010 AND
(MILLIONS)                                                  TOTAL            2005        2006-2007       2008-2009     THEREAFTER
---------------------------------------------------------------------------------------------------------------------------------
Insurance and annuities (1)                               $ 54,755         $ 3,366        $ 7,036         $ 6,937       $ 37,416
Total                                                     $ 54,755         $ 3,366        $ 7,036         $ 6,937       $ 37,416



(1) These scheduled payments are represented by reserves of $32.9 billion at December 31, 2004 and are based on interest credited, mortality, morbidity, lapse, surrender and premium payment assumptions. Actual payment obligations may differ if experience varies from these assumptions. Separate account liabilities have been excluded as associated contractual obligations would be met by separate account assets.

IDS Life has off-balance sheet arrangements that include retained interests in assets transferred to unconsolidated entities as more fully described below.


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CONSOLIDATED VARIABLE INTEREST ENTITIES

Assets consolidated as a result of the December 31, 2003 adoption of FIN 46 were $907 million. The newly consolidated assets consisted of $834 million of cash and $73 million of derivatives, essentially all of which are restricted. The effect of consolidating these assets on IDS Life's balance sheet was offset by IDS Life's previously recorded carrying values of its investment in such structures, which totaled $673 million, and $166 million of newly consolidated liabilities.

The consolidation of FIN 46-related entities resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax) related to the consolidation of the three SLTs. One of the three SLTs originally consolidated was liquidated in 2004 and the other two are in the process of being liquidated as of December 31, 2004.

The initial gain related to the application of FIN 46 for the SLTs had no cash flow effect on IDS Life. The expected impact related to the liquidation of the two remaining SLTs is a $4 million non-cash charge and has been included in the 2004 results of operations. However, further adjustments to that amount could occur based on market movements and execution of the liquidation process. To the extent further adjustments are incurred in the liquidation of the remaining SLT portfolios, IDS Life's maximum cumulative exposure to pretax loss is represented by the pretax net assets, which is $462 million at December 31, 2004.

RETAINED INTEREST IN ASSETS TRANSFERRED TO UNCONSOLIDATED ENTITIES

As of December 31, 2004, IDS Life continued to hold investments in CDOs, some of which are also managed by an affiliate, and were not consolidated pursuant to the adoption of FIN 46 as IDS Life was not considered the primary beneficiary. IDS Life invested in CDOs as part of its investment strategy in order to offer a competitive rate to contractholders' accounts. IDS Life's exposure as an investor is limited solely to its aggregate investment in the CDOs, and it has no obligations or commitments, contingent or otherwise, that could require any further funding of such investments. As of December 31, 2004, the carrying values of the CDO residual tranches, managed by an affiliate, were $4.5 million. IDS Life also has an interest in a CDO securitization with a carrying value of $526.2 million of which $389.9 million is considered investment grade. CDOs are illiquid investments. As an investor in the residual tranche of CDOs, IDS Life's return correlates to the performance of portfolios of high-yield bonds and/or bank loans comprising the CDOs.

The carrying value of the CDOs, as well as derivatives recorded on the balance sheet as a result of consolidating the two SLTs, which are in the process of being liquidated, and IDS Life's projected return are based on discounted cash flow projections that require a significant degree of management judgment as to assumptions primarily related to default and recovery rates of the high-yield bonds and/or bank loans either held directly by the CDOs or in the reference portfolio of the SLTs and, as such, are subject to change. Although the exposure associated with IDS Life's investment in CDOs is limited to the carrying value of such investments, the CDOs have significant volatility associated with them because the amount of the initial value of the loans and/or other debt obligations in the related portfolios is significantly greater than IDS Life's exposure. In the event of significant deterioration of a portfolio, the relevant CDO may be subject to early liquidation, which could result in further deterioration of the investment return or, in severe cases, loss of the CDO carrying amount. The derivatives recorded as a result of consolidating and now liquidating certain SLTs under FIN 46 are primarily valued based on the expected gains and losses from liquidating a reference portfolio of high-yield loans. As previously mentioned, the exposure to loss related to these derivatives is represented by the pretax net assets of the SLTs, which is $462 million at December 31, 2004. Deterioration in the value of the reference portfolio would likely result in deterioration of the consolidated derivative value. See Note 3 to the Consolidated Financial Statements for further discussion regarding the consolidated SLTs.

CONTINGENT LIQUIDITY PLANNING

AEFC has developed a contingent funding plan that enables IDS Life to meet daily customer obligations during periods in which its customers elect to withdraw funds from their annuity and insurance contracts. This plan is designed to ensure that IDS Life could meet these customer withdrawals by selling or obtaining financing, through reverse repurchase agreements, of portions of its investment securities portfolio.

RISK MANAGEMENT

IDS Life and its subsidiaries through their respective Board of Directors' investment committees or staff functions, review models projecting different interest rate scenarios, risk/return measures, and their effect on profitability. They also review the distribution of assets in the portfolio by type and credit risk sector. The objective is to structure the investment security portfolios based upon the type and behavior of the liabilities underlying the products, portfolios to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

IDS Life has developed an asset/liability management approach with separate investment objectives to support specific product liabilities, such as insurance and annuity. As part of this approach, IDS Life develops specific investment guidelines outlining the minimum required investment return and liquidity requirements to support future benefit payments under its insurance and annuity obligations. These same objectives must be consistent with management's overall investment objectives for the general account investment portfolio.


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IDS Life's owned investment securities are primarily invested in long-term and intermediate-term fixed maturity securities to provide clients with a competitive rate of return on their investments while controlling risk. Investment in fixed maturity securities is designed to provide IDS Life with a targeted margin between the yield earned on investments and the interest rate credited to clients' accounts. IDS Life does not trade in securities to generate short-term profits for its own account.

As part of IDS Life's investment process, management, with the assistance of its investment advisors, conducts a quarterly review of investment performance. The review process conducted by IDS Life's Investment Committee involves the review of certain invested assets which the committee evaluates to determine whether or not any investments are other than temporarily impaired and/or which specific interest earning investments should be put on an interest non-accrual basis.

INTEREST RATE RISK

At IDS Life, interest rate exposures arise primarily within the fixed account portion of its annuity and insurance products. Rates credited to customers' accounts generally reset at shorter intervals than the yield on underlying investments. Therefore, IDS Life's interest spread margins are affected by changes in the general level of interest rates. The extent to which the level of interest rates affects spread margins is managed primarily by a combination of modifying the maturity structure of the investment portfolio and entering into interest rate swaptions or other derivative instruments that effectively lengthen the rate reset interval on customer liabilities. IDS Life has entered into interest rate swaptions with notional amounts totaling $1.2 billion to hedge the impact of increasing interest rates on forecasted fixed annuity sales.

The negative effect on IDS Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models, to the book of business at December 31, 2004 and December 31, 2003 would be approximately $15.4 million and $19.6 million, respectively.

EQUITY MARKET RISK

IDS Life has two primary exposures to the general level of equity markets. One exposure is that IDS Life earns fees from variable annuity and variable life insurance products. The amount of such fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of IDS Life's fee revenues to the general performance of equity markets, IDS Life has from time to time entered into various combinations of financial instruments that mitigate the negative effect on fees that would result from a decline in the equity markets. The second exposure is that IDS Life writes and purchases index options to manage the margin related to certain annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the annuity product's term. At December 31, 2004, equity-based derivatives with a net notional amount of $260.8 million were outstanding to hedge the margin related to certain annuity products that pay interest based upon the relative change in a major stock market index.

The negative effect on IDS Life's pretax earnings of a 10 percent decline in equity markets would be approximately $36.3 million and $39.3 million based on annuity and insurance business inforce and equity index options as of December 31, 2004 and 2003, respectively.

IMPACT OF MARKET-VOLATILITY ON RESULTS OF OPERATIONS

As discussed above, various aspects of IDS Life's business are impacted by equity market levels and other market-based events. Several areas in particular involve DAC and deferred sales inducements, recognition of guaranteed minimum death benefits (GMDB) and certain other variable annuity benefits, asset management fees and structured investments. The direction and magnitude of the changes in equity markets can increase or decrease amortization of DAC and deferred sales inducement benefits, incurred amounts under GMDB and other variable annuity benefit provisions and asset management fees and correspondingly affect results of operations in any particular period. Similarly, the value of IDS Life's structured investment portfolios are impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements, which are subject to risks and uncertainties. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "may," "should," "could," "would," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. IDS Life undertakes no obligation to update or revise any forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to: fluctuation in the equity and fixed income markets, which can affect the amount and types of investment products sold by IDS Life, and other fees received based on the value of those assets; IDS Life's ability to recover Deferred Policy Acquisition Costs
(DAC), as well as the timing of such DAC amortization, in connection with the sale of annuity and insurance products; changes in assumptions relating to DAC, which could impact the amount of DAC amortization; the ability to improve investment performance in IDS Life's businesses, including attracting and retaining high-quality personnel; the success, timeliness and financial impact, including costs, cost savings and other benefits including increased revenues, of reengineering initiatives being implemented or considered by IDS Life, including cost management, structural and strategic measures such as


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vendor, process, facilities and operations consolidation, outsourcing
(including, among others, technologies operations), relocating certain functions to lower-cost overseas locations, moving internal and external functions to the Internet to save costs, and planned staff reductions relating to certain of such reengineering actions; the ability to control and manage operating, infrastructure, advertising and promotion and other expenses as business expands or changes, including balancing the need for longer-term investment spending; the potential negative effect on IDS Life's businesses and infrastructure, including information technology, of terrorist attacks, disasters or other catastrophic events in the future; IDS Life's ability to develop and roll out new and attractive products to clients in a timely manner; successfully cross-selling insurance and annuity products and services to AEFC's customer base; fluctuations in interest rates, which impacts IDS Life's spreads in the insurance and annuity businesses; credit trends and the rate of bankruptcies which can affect returns on IDS Life's investment portfolios; lower than anticipated spreads in the insurance and annuity business; the types and the value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect IDS Life against losses; negative changes in IDS Life Insurance Company's and its four life insurance company subsidiaries' credit ratings; increasing competition in all of IDS Life's insurance and annuity business; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving SLTs that IDS Life invests in which could affect both IDS Life's financial condition and results of operations; changes in laws or government regulations; outcomes associated with litigation and compliance and regulatory matters.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2004 previously filed by IDS Life (including its subsidiaries) with the SEC under the 1934 Act is incorporated by reference into this prospectus.

IDS Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact IDS Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on IDS Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling IDS Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual financial statements of the segregated asset subaccounts of IDS Life Variable Account 10 -- RiverSource(SM) Retirement Advisor Advantage Plus Variable Annuity/RiverSource(SM) Retirement Advisor Select Plus Variable Annuity as of Dec. 31, 2004 and for each of the periods indicated therein, as set forth in their report. We've included our consolidated financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 IDS Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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1
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IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $27,400,640; 2003, $26,596,709)         $28,131,195   $27,293,565
   Preferred and common stocks, at fair value (cost: 2004, $30,019; 2003, $30,019)                     31,256        31,046
Mortgage loans on real estate, at cost (less reserves: 2004, $45,347; 2003, $47,197)                2,923,542     3,180,020
Policy loans                                                                                          588,574       578,000
Trading securities and other investments                                                              753,298       801,871
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            32,427,865    31,884,502

Cash and cash equivalents                                                                             131,427       400,294
Restricted cash                                                                                       535,821       834,448
Amounts recoverable from reinsurers                                                                   876,408       754,514
Amounts due from brokers                                                                                7,109         1,792
Other accounts receivable                                                                              52,527        68,422
Accrued investment income                                                                             351,522       355,374
Deferred policy acquisition costs (Note 4)                                                          3,637,956     3,336,208
Deferred sales inducement costs (Note 5)                                                              302,997       278,971
Other assets                                                                                          308,398       253,858
Separate account assets                                                                            32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                $71,086,062   $65,942,702
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                $26,978,596   $26,376,944
   Variable annuity guarantees (Note 5)                                                                32,955            --
   Universal life-type insurance                                                                    3,689,639     3,569,882
   Traditional life insurance                                                                         271,516       254,641
   Disability income and long-term care insurance                                                   1,942,656     1,724,204
Policy claims and other policyholders' funds                                                           69,884        67,911
Amounts due to brokers                                                                                162,609       228,707
Deferred income taxes, net                                                                            141,202       139,814
Other liabilities                                                                                     437,418       408,444
Separate account liabilities                                                                       32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               66,180,507    60,544,866
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                      3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,370,388
   Retained earnings                                                                                3,190,474     3,624,837
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 370,615       405,456
      Net unrealized derivative losses                                                                (28,922)       (5,845)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 341,693       399,611
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                              4,905,555     5,397,836
Total liabilities and stockholder's equity                                                        $71,086,062   $65,942,702
============================================================================================================================

See Notes to Consolidated Financial Statements.

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2
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IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                       $   68,335     $   64,890    $   60,740
   Disability income and long-term care insurance                                      283,608        284,111       273,737
----------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   351,943        349,001       334,477
Net investment income                                                                1,777,446      1,705,185     1,562,592
Contractholder and policyholder charges                                                554,344        530,190       525,497
Mortality and expense risk and other fees                                              430,320        390,516       404,787
Net realized gain (loss) on investments                                                 27,292          4,445        (5,243)
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          3,141,345      2,979,337     2,822,110

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                                           36,843         38,870        36,850
   Investment contracts and universal life-type insurance                              227,664        209,065       214,222
   Disability income and long-term care insurance                                       67,261         57,339        52,972
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                            1,381         (2,401)        2,841
   Disability income and long-term care insurance                                      123,289        142,532       134,605
Interest credited on investment contracts and universal life-type insurance          1,127,875      1,242,020     1,163,351
Amortization of deferred policy acquisition costs                                      260,778        264,308       320,629
Other insurance and operating expenses                                                 503,872        453,065       426,633
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          2,348,963      2,404,798     2,352,103
----------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                               792,382        574,539       470,007
Income tax provision                                                                   226,177         66,945        87,826
----------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                        566,205        507,594       382,181
Cumulative effect of accounting change, net of tax benefit (Note 1)                    (70,568)        44,463            --
----------------------------------------------------------------------------------------------------------------------------
Net income                                                                          $  495,637     $  552,057    $  382,181
============================================================================================================================

See Notes to Consolidated Financial Statements.

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IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $   495,637   $    552,057  $    382,181
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                         37,592         43,596        49,256
      Issuance                                                                         (39,230)       (34,490)      (35,345)
   Change in amounts recoverable from reinsurers                                      (121,894)      (121,004)     (104,344)
   Change in other accounts receivable                                                  15,895        (12,177)       (9,896)
   Change in accrued investment income                                                   3,852        (64,359)       (5,139)
   Change in deferred policy acquisition costs, net                                   (273,291)      (252,620)     (229,158)
   Change in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                      235,327        265,233       245,275
   Change in policy claims and other policyholder's funds                                1,973        (17,489)       13,521
   Deferred income tax provision (benefit)                                              70,574        (30,714)      116,995
   Change in other assets and liabilities, net                                         249,054       (177,937)      (18,568)
   Amortization of premium, net                                                         92,617        160,862        65,869
   Net realized (gain) loss on investments                                             (27,292)        (4,445)        5,243
   Trading securities, net                                                               6,788       (358,200)     (126,094)
   Net realized (gain) loss on trading securities                                      (37,460)       (30,400)        2,480
   Policyholder and contractholder charges, non-cash                                  (231,611)      (234,098)     (232,725)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                  70,568        (44,463)           --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                              549,099       (360,648)      119,551
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             1,603,285     12,232,235    10,093,228
   Maturities, sinking fund payments and calls                                       1,931,070      4,152,088     3,078,509
   Purchases                                                                        (4,392,522)   (20,527,995)  (16,287,891)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                  690,333        621,163       482,908
   Purchases                                                                          (402,235)      (438,336)     (390,092)
   Change in amounts due to and from brokers, net                                      (71,415)    (3,261,601)    1,693,251
----------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                           (641,484)    (7,222,446)   (1,330,087)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           2,350,426      4,267,115     4,638,111
   Interest credited to account values                                               1,127,875      1,242,020     1,163,351
   Surrenders and other benefits                                                    (2,715,847)    (2,235,889)   (1,655,631)
Universal life-type insurance policy loans:
   Repayment                                                                            84,281         85,760        89,346
   Issuance                                                                            (93,217)       (81,740)      (80,831)
Capital contribution                                                                        --        282,061       400,000
Cash dividend to American Express Financial Corporation                               (930,000)            --       (70,000)
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (176,482)     3,559,327     4,484,346
----------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                  (268,867)    (4,023,767)    3,273,810
Cash and cash equivalents at beginning of year                                         400,294      4,424,061     1,150,251
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                           $   131,427   $    400,294  $  4,424,061
============================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $   196,397   $    103,034  $         --
   Interest on borrowings                                                          $       411   $      2,926  $      7,623
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 8)       $        --   $    282,061  $         --

See Notes to Consolidated Financial Statements.

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IDS Life Insurance Company
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
IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                  Accumulated Other
                                                                       Additional   Comprehensive                   Total
                                                          Capital       Paid-in    Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)    Stock        Capital      Net of Tax     Earnings       Equity
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000     $  688,327      $ 84,775     $3,042,660    $3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities  arising during the year, net of
      deferred policy acquisition costs of ($75,351)
      and income tax provision of ($228,502)                   --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       795,489
Capital contribution                                           --        400,000            --             --       400,000
Cash dividend to American Express Financial Corporation
(Note 8)                                                       --             --            --        (70,000)      (70,000)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
Net income                                                     --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit of $3,663     --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       453,585
Capital contribution                                           --        282,061            --             --       282,061
Non-cash dividend of American Express Corporation
   to American Express Financial Corporation (Note 8)          --             --            --       (282,061)     (282,061)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000      1,370,388       399,611      3,624,837     5,397,836
Comprehensive income:
Net income                                                     --             --            --        495,637       495,637
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of income
      tax benefit of $8,222 and net of adjustments to
      deferred policy acquisition costs of $8,857,
      deferred sales inducement costs of ($10,109),
      and fixed annuity liabilities of ($86,485).              --             --       (14,848)            --       (14,848)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($10,765)         --             --       (19,993)            --       (19,993)
   Net unrealized holding losses on derivatives
      arising during the year, net of income tax
      benefit of $11,901                                       --             --       (22,102)            --       (22,102)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income
      tax provision of ($525)                                  --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       437,719
Cash dividends to American Express Financial Corporation
(Note 8)                                                       --             --            --       (930,000)     (930,000)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000     $1,370,388      $341,693     $3,190,474    $4,905,555
============================================================================================================================

See Notes to Consolidated Financial Statements.

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IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY

Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products almost exclusively through the American Express Financial Advisors Inc. (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned life insurance company subsidiaries: IDS Life Insurance Company of New York, a New York stock life insurance company (IDS Life of New York); American Partners Life Insurance Company, an Arizona stock life insurance company (American Partners Life); American Enterprise Life Insurance Company, an Indiana stock life insurance company (American Enterprise Life); and American Centurion Life Assurance Company, a New York stock life insurance company (American Centurion
Life), that distribute their products through various distribution channels. IDS Life of New York serves New York State residents and distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. American Enterprise Life provides clients of financial institutions and regional and/or independent broker-dealers with American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life received a Certificate of Authority to transact business in the State of New Hampshire. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York. American Partners Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also owns IDS REO 1, LLC and IDS REO 2, LLC which hold real estate investments. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these Consolidated Financial Statements and notes thereto.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage, Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U. S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
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

IDS Life Insurance Company
--------------------------------------------------------------------------------

Principles of Consolidation

IDS Life consolidates all non-variable interest entities, as defined below, in which it holds a greater than 50 percent voting interest, except for immaterial seed money investments in mutual and hedge funds, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments in subsidiaries are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

IDS Life also consolidates all Variable Interest Entities (VIEs) for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of the IDS Life's rated collateralized debt obligations (CDOs) described in Note 2.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate, policy loans and trading securities and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

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7

IDS Life Insurance Company
--------------------------------------------------------------------------------

Balance Sheet
Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading securities and other investments

Included in trading securities and other investments are trading securities, syndicated loans and real estate. Trading securities primarily include hedge funds and mutual fund seed money investments. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

IDS Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Restricted cash

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. See "Application of Recent Accounting Standards" below for a description of FIN 46.

Reinsurance

IDS Life reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

--------------------------------------------------------------------------------
8

IDS Life Insurance Company
--------------------------------------------------------------------------------

Generally, IDS Life reinsures 90% of the death benefit liability related to variable, universal and term life insurance product. IDS Life retains, and is at risk for only, 10% of each policy's death benefit from the first dollar of coverage. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principal DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase of DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. Before the fourth quarter of 2003, these fees included investment advisory fees for internally managed mutual funds. In the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Previous to this change, IDS Life received management fees directly from the proprietary funds and was party to an agreement with AEFC to compensate AEFC for the investment sub-advisory services AEFC provided these proprietary funds. IDS Life's administrative service fees will vary with the market values of these proprietary mutual funds. In addition to IDS Life's administrative service fees, IDS Life receives mortality and expense risk fees from the separate accounts based on the level of assets. In March 2004, a similar structure for the New York subsidiaries was approved by the New York Insurance Department effective as of February 1, 2004. Fees payable from AEFC to IDS Life include administrative service fees.

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9
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IDS Life Insurance Company
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IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on the balance sheet at fair value as either assets or liabilities in IDS Life's Consolidated Balance Sheets. The fair value of IDS Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. IDS Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

Derivative financial instrument agreements introduce the possibility of counterparty credit risk. Counterparty credit risk is the risk that the counterparty will not fulfill the terms of the agreement. IDS Life attempts to minimize counterparty credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, monitoring credit ratings, and requiring collateral, where appropriate. A majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

Cash flow hedges

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivatives are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the income statement with the hedged instrument or transaction impact, generally, in net investment income. Any ineffective portion of the gain or loss is reported as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. As required by SFAS 133, for all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 11 Derivative financial instruments and hedging activities, which describes the types of cash flow hedges used by IDS Life.

Non-designated derivatives

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See
Note 11 Derivative financial instruments and hedging activities, which describes the types of economic hedges used by IDS Life.

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IDS Life Insurance Company
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Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) and guaranteed minimum withdrawal benefits (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and income benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

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IDS Life Insurance Company
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Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated financial condition or results of operations. See Note 5 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $52.5 million (of which $32.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $31.5 million and $37.4 million, respectively. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See Note 5 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on the IDS Life's financial statements.

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IDS Life Insurance Company
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In January 2003, the FASB issued FIN 46 as revised, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts (SLTs), which are managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). See Note 3 for further discussion of consolidated variable interest entities.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life complied with the disclosure provisions of this rule in Note 2 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $13,718,138      $531,970      $ (36,990)  $14,213,118
   Mortgage and other asset-backed securities                          9,383,868       143,102        (30,487)    9,496,483
   Foreign corporate bonds and obligations                             3,185,592       139,821        (14,178)    3,311,235
   Structured investments(a)                                             563,899            --        (33,230)      530,669
   U.S. Government and agencies obligations                              330,540        15,181           (513)      345,208
   State and municipal obligations                                       114,161         3,493         (2,569)      115,085
   Foreign government bonds and obligations                              104,442        15,507           (552)      119,397
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                27,400,640       849,074       (118,519)   28,131,195
Preferred and common stocks                                               30,019         1,237             --        31,256
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $27,430,659      $850,311      $(118,519)  $28,162,451
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $12,716,966      $567,940      $ (63,059)  $13,221,847
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments(a)                                             593,094         1,784        (47,767)      547,111
   U.S. Government and agencies obligations                              235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,596,709       890,877       (194,021)   27,293,565
Preferred and common stocks                                               30,019         1,027             --        31,046
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $26,626,728      $891,904      $(194,021)  $27,324,611
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

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The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
----------------------------------------------------------------------------------------------------------------------------
                                                          Fair    Unrealized      Fair    Unrealized      Fair    Unrealized
Description of securities:                               Value      Losses       Value      Losses       Value      Losses
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $2,410,156  $(20,461)    $  645,898  $(16,529)   $3,056,054 $ (36,990)
Mortgage and other asset-backed securities             2,560,175   (17,686)       550,728   (12,801)    3,110,903   (30,487)
Foreign corporate bonds                                  641,928    (6,571)       373,312    (7,607)    1,015,240   (14,178)
Structured investments                                        --        --        526,190   (33,230)      526,190   (33,230)
U.S. Government and agencies obligations                 159,904      (498)           533       (15)      160,437      (513)
State and municipal obligations                               --        --         62,454    (2,569)       62,454    (2,569)
Foreign government bonds and obligations                   1,002       (33)         9,008      (519)       10,010      (552)
----------------------------------------------------------------------------------------------------------------------------
Total                                                 $5,773,165  $(45,249)    $2,168,123  $(73,270)   $7,941,288 $(118,519)
----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                319      $5,773      $(45)           87     $1,619       $(38)         406       $7,392     $ (83)
90% - 95%                  --          --        --             6        545        (34)           6          545       (34)
80% - 90%                  --          --        --             1          4         (1)           1            4        (1)
Less than 80%               1          --        --             1         --         --            2           --        --
------------------------------------------------------------------------------------------------------------------------------
Total                     320      $5,773      $(45)           95     $2,168       $(73)         415       $7,941     $(118)
------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $33.2 million of the $34.3 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 90-95% category. With regard to this security, IDS Life estimates future cash flows through maturity
(2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which IDS Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

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The following is a distribution of investments classified as Available-for-Sale by maturity as of December 31, 2004:

                                                                                                   Amortized       Fair
(Thousands)                                                                                           Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                 $   569,953   $   582,432
Due after 1 through 5 years                                                                         3,786,395     3,930,575
Due after 5 through 10 years                                                                       11,597,234    11,997,347
Due after 10 years                                                                                  1,499,291     1,593,689
----------------------------------------------------------------------------------------------------------------------------
                                                                                                   17,452,873    18,104,043
Mortgage and other asset-backed securities                                                          9,383,868     9,496,483
Structured investments                                                                                563,899       530,669
Preferred and common stocks                                                                            30,019        31,256
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $27,430,659   $28,162,451
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 87 and 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.0 billion and $1.6 billion of securities at December 31, 2004 and 2003, which are rated by IDS Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        37%           41%
AA                                                                                                          3             2
A                                                                                                          22            21
BBB                                                                                                        30            27
Below investment grade                                                                                      8             9
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 61 and 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                               $1,603,285    $12,232,235   $10,093,228
Maturities, sinking fund payments and calls                                         $1,931,070    $ 4,152,088   $ 3,078,509
Purchases                                                                           $4,392,522    $20,527,995   $16,287,891
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                       $ 48,412      $ 255,348     $ 297,576
Gross realized losses from sales                                                      $(17,524)     $(135,465)    $(137,384)
Other-than-temporary impairments                                                      $   (131)     $(102,614)    $(144,064)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, IDS Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585.8 million. As of December 31, 2004, the retained interests had a carrying value of $526.2 million, of which $389.9 million is considered investment grade, and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $16.9 million and $16.3 million, respectively, were on deposit with various states as required by law.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate and syndicated loans

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                      $2,968,889    $3,227,217
Mortgage loans on real estate reserves                                                                (45,347)      (47,197)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                 $2,923,542    $3,180,020
----------------------------------------------------------------------------------------------------------------------------

Syndicated loans                                                                                   $  139,295    $  140,792
Syndicated loans reserves                                                                              (3,500)       (3,000)
----------------------------------------------------------------------------------------------------------------------------
Net syndicated loans                                                                               $  135,795    $  137,792
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.3 million and $11.1 million, with a reserve of $4.0 million and $2.9 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $8.3 million and $26.0 million, respectively. IDS Life recognized $0.6 million, $0.8 million and $1.1 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                    $ 47,197        $44,312       $28,173
Provision for mortgage loan losses                                                       9,500         11,687        23,514
Foreclosures, write-offs and other                                                     (11,350)        (8,802)       (7,375)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                  $ 45,347        $47,197       $44,312
----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                            December 31, 2004            December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
 Region                                                                    Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                      $  509,752     $ 1,400        $  578,855    $ 6,575
West North Central                                                         433,298      14,550           490,119      8,115
South Atlantic                                                             588,764      24,115           662,121      1,350
Middle Atlantic                                                            270,509       2,600           294,333      4,800
New England                                                                198,297       6,515           197,338     11,474
Pacific                                                                    332,764      13,700           342,214     13,900
West South Central                                                         191,410          --           191,886      8,800
East South Central                                                          72,294       9,625            71,566        800
Mountain                                                                   371,801      20,025           398,785      2,700
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530         3,227,217     58,514
Less reserves for losses                                                   (45,347)         --           (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530        $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                             December 31, 2004          December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
Property type                                                              Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                $  734,590     $40,075       $  868,079    $18,444
Apartments                                                                 505,632      24,875          560,753     21,600
Office buildings                                                         1,087,700       5,840        1,136,034     10,805
Industrial buildings                                                       373,767      15,615          355,497      4,265
Hotels/motels                                                              109,408          --          111,230      1,000
Medical buildings                                                           46,960          --           70,934         --
Nursing/retirement homes                                                     9,875          --           27,253         --
Mixed use                                                                   62,424       4,200           60,124         --
Other                                                                       38,533       1,925           37,313      2,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530        3,227,217     58,514
Less reserves for losses                                                   (45,347)         --          (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530       $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                         $ 1,450,919     $1,423,560    $1,331,547
Income on mortgage loans on real estate                                                221,022        247,001       274,524
Trading securities and other investments                                               138,468         63,983       (14,906)
----------------------------------------------------------------------------------------------------------------------------
                                                                                     1,810,409      1,734,544     1,591,165
Less investment expenses                                                                32,963         29,359        28,573
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,777,446     $1,705,185    $1,562,592
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004            2003         2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $30,757       $ 17,269      $ 16,128
Mortgage loans on real estate                                                           (3,048)       (10,865)      (20,552)
Other investments                                                                         (417)        (1,959)         (819)
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $27,292       $  4,445      $ (5,243)
----------------------------------------------------------------------------------------------------------------------------

3.VARIABLE INTEREST ENTITIES

The variable interest entities for which IDS Life is considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which are partially owned by IDS Life and managed by an affiliate. The SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by an affiliate. One of the SLTs originally consolidated was liquidated in 2004 and the remaining two SLTs are in the process of being liquidated as of December 31, 2004. The 2004 results of operations (reported in net investment income) include a $24 million pretax, non-cash charge related to the complete liquidation of one SLT, and a $4 million pretax, non-cash charge related to the expected impact of liquidating the two remaining SLTs. However, further adjustments to that amount could occur based on market movements and execution of the liquidation process. To the extent further adjustments are included in the liquidation of the SLT portfolios, the Company's maximum cumulative exposure to losses was $462 million at December 31, 2004. The following table presents the consolidated assets, essentially all of which are restricted, and other balances related to these entities at December 31:

(Millions)                                                                                               2004          2003
----------------------------------------------------------------------------------------------------------------------------
Restricted cash                                                                                          $536          $834
Derivative financial instruments (a)                                                                       43            73
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             $579          $907
Total liabilities                                                                                         117           166
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $462          $741
----------------------------------------------------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which have a notional amount of $1.8 billion and $3.2 billion as of December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
17

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by a carrying value of $4.5 million of CDO residual tranches managed by an affiliate where the Company is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying values. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as the CDO-related securitization trust established in 2001.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                 $3,336,208     $3,077,994    $2,924,187
SOP 03-1 adoption impact                                                                19,600             --            --
Capitalization of expenses                                                             534,069        516,928       549,787
Amortization                                                                          (260,778)      (264,308)     (320,629)
Change in unrealized investment gains and losses                                         8,857          5,594       (75,351)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                               $3,637,956     $3,336,208    $3,077,994
----------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. IDS Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                           $ 3,241.6    $ 3,162.4
                                                      Contract Value in Separate Accounts            $ 1,727.4    $ 1,600.7
                                                      Net Amount at Risk*                            $   110.9    $    28.0
                                                      Weighted Average Attained Age                         62           62
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                           $27,453.2    $24,570.6
                                                      Contract Value in Separate Accounts            $22,787.1    $20,316.1
                                                      Net Amount at Risk*                            $ 1,267.2    $ 2,077.5
                                                      Weighted Average Attained Age                         60           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                           $ 4,039.4    $ 2,827.5
                                                      Contract Value in Separate Accounts            $ 3,078.5    $ 1,886.3
                                                      Net Amount at Risk*                            $    55.6    $    84.7
                                                      Weighted Average Attained Age                         61           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                           $   494.7    $   251.8
                                                      Contract Value in Separate Accounts            $   397.7    $   174.8
                                                      Net Amount at Risk*                            $    11.7    $    20.8
                                                      Weighted Average Attained Age                         66           63
----------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                           $   450.1    $   276.4
                                                      Contract Value in Separate Accounts            $   363.8    $   193.1
                                                      Net Amount at Risk*                            $    18.2    $     5.8
                                                      Weighted Average Attained Age                         64           61
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                           $   603.3    $   357.8
                                                      Contract Value in Separate Accounts            $   517.6    $   268.3
                                                      Net Amount at Risk*                            $    11.9    $    23.0
                                                      Weighted Average Attained Age                         59           59
----------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

----------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB & GGU       GMIB
----------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                  Liability balance at January 1                     $30.6         $2.2
                                                      Reported claims                                    $19.6         $ --
                                                      Liability balance at December 31                   $29.9         $3.0
                                                      Incurred claims (reported + change in liability)   $18.9         $0.8
----------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income. Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life capitalized $70.9 million and $71.8 million for the years ended December 31, 2004 and 2003, respectively. IDS Life amortized $33.8 million and $23.9 million for the years ended December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $159,783       $ 91,862      $(30,647)
   Deferred                                                                             70,574        (30,714)      116,995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       230,357         61,148        86,348
State income taxes-current                                                              (4,180)         5,797         1,478
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                         $226,177       $ 66,945      $ 87,826
============================================================================================================================

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                      2004                    2003                    2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                     $277,334      35.0%     $201,089      35.0%     $164,502      35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income               (45,199)     (5.7)      (61,070)    (10.6)       (5,260)     (1.1)
   State income taxes, net of federal benefit             (2,717)     (0.4)        3,768       0.7           961       0.2
   Affordable housing credits                                 --        --       (73,500)    (12.8)      (70,000)    (14.9)
   All other                                              (3,241)     (0.4)       (3,342)     (0.6)       (2,377)     (0.5)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change           $226,177      28.5%     $ 66,945      11.7%     $ 87,826      18.7%
============================================================================================================================

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2004, IDS Life had a policyholders' surplus account balance of $20.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provided a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceed the shareholders' surplus account and/or IDS Life is liquidated. Deferred taxes of $7 million had not been established because no distributions of such amounts were contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                 $1,035,300    $  798,508
   Other investments                                                                                  139,066       300,888
   Other                                                                                               55,556        30,376
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,229,922     1,129,772
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                1,116,235     1,004,942
   Deferred taxes related to net unrealized securities gains                                          183,988       218,322
   Other                                                                                               70,901        46,322
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,371,124     1,269,586
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $  141,202    $  139,814
----------------------------------------------------------------------------------------------------------------------------

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company
--------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to AEFC are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $909.7 million and $1.4 billion as of December 31, 2004 and 2003, respectively. In addition, any dividend or distribution paid prior to December 20, 2005 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 20, 2005 to December 31, 2005, dividends or distributions in excess of $358.6 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                $  379,950     $  432,063    $  159,794
Statutory capital and surplus                                                        2,276,724      2,804,593     2,408,379

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. There was no balance on the loan at December 31, 2004 and 2003. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. For the years ended December 31, 2004 and 2003 IDS Life received under this arrangement, $81.5 million and $14.1 million, respectively.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.5 million in 2004, and $0.3 million in 2003 and 2002.

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003 and 2002 were $2.4 million, $2.2 million, and $1.4 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2004, 2003 and 2002 was $0.5 million, $2.1 million, and $1.8 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $600.6 million, $549.2 million, and $526.1 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation (AEC). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

During the second and fourth quarter of 2004, IDS Life approved and paid dividends to AEFC of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2004 and 2003 are $30.1 million and $64.4 million, respectively, payable to AEFC for federal income taxes.

--------------------------------------------------------------------------------
21

IDS Life Insurance Company
--------------------------------------------------------------------------------

9. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $295 million ($195 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

10. REINSURANCE

At December 31, 2004, 2003 and 2002, traditional life and universal life insurance in force aggregated $147.5 billion, $131.1 billion and $119.2 billion, respectively, of which $70.9 billion, $53.8 billion, and $38.0 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $159.6 million, $144.7 million and $129.3 million and reinsurance recovered from reinsurers amounted to $73.3 million, $60.3 million and $60.6 million, for the years ended December 31, 2004, 2003 and 2002, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance inforce was reported on a statutory basis.

11. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to various credit or market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. The following summarizes IDS Life's use of derivative financial instruments.

Cash flow hedges

IDS Life uses interest rate products, primarily interest rate swaptions to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2004, 2003 and 2002, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 14 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2004, 2003 and 2002, there were no gains or losses on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

Non-designated derivatives

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. Certain of IDS Life's annuity products have returns tied to the performance of equity markets. These elements are considered derivatives under SFAS 133. IDS Life manages this equity market risk by entering into options and futures with offsetting characteristics.

Derivative financial instruments used to economically hedge IDS Life's exposure to annuity products include the use of purchased and written index options, as well as futures contracts. A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. The purchased and written options are carried at fair value on the balance sheet and included in other assets and other liabilities, respectively. The purchased and written options expire on various dates through 2009. IDS Life purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk.

Embedded Derivatives

IDS Life's equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS 133. IDS Life managed this equity market risk by entering into options and futures with offsetting characteristics. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product positively or negatively impact reported earnings. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The fair value of the embedded options are recognized on the balance sheet in future policy benefits for fixed annuities. The total fair value of these instruments were $341.2 million and $304.2 million at December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
22

IDS Life Insurance Company
--------------------------------------------------------------------------------

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                 2004                        2003
----------------------------------------------------------------------------------------------------------------------------
                                                                        Carrying       Fair          Carrying      Fair
(Thousands)                                                               Value       Value            Value      Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale, policy loans, trading securities and
   other investments                                                    $29,553,121   $29,553,121    $28,711,183  $28,711,183
Mortgage loans on real estate, net                                      $ 2,923,542   $ 3,149,986    $ 3,180,020  $ 3,477,868
Separate account assets                                                 $32,454,032   $32,454,032    $27,774,319  $27,774,319
Other financial assets                                                  $ 1,338,006   $ 1,342,639    $ 1,907,487  $ 1,910,874

Financial Liabilities
Fixed annuities                                                         $25,469,069   $24,759,962    $24,873,303  $24,113,440
Separate account liabilities                                            $28,284,118   $27,164,063    $24,281,415  $23,320,423
Other financial liabilities                                             $   600,027   $   600,027    $   637,151  $   637,151
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values of all other loans (including mortgage loans on real estate and leveraged investment loans), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Consolidated Balance Sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion and $1.4 billion at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $4.2 billion and $3.5 billion at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
23

IDS Life Insurance Company
--------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examination of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

14. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life's financial strength rating at "Aa3" and Fitch lowered IDS Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
24

APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAs, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX C INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDs AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + I          )(TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + J + .001

Where     i = rate earned in the GPA from which amounts are being transferred or surrendered.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

          n = number of months remaining in the current Guarantee Period
              (rounded up to the next month).

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030          )(TO THE POWER OF 84/12) - 1] = -$39.84
                ---------------------
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030          )(TO THE POWER OF 84/12) - 1] = $27.61
                ---------------------
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you surrender the contract for its total value on July 1, 2008. The surrender charge percentage in the fourth completed year after a purchase payment is 7.0%; and

-    you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT      CONTRACT
                                                                                 WITH GAIN     WITH LOSS
                              Contract Value at time of full surrender:         $120,000.00    $80,000.00
                                   Contract Value on prior anniversary:          115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:           20,000.00          0.00
                         10% of the prior anniversary's contract value:           11,500.00      8,500.00
                                                                                  ---------      --------
                                                     Total Free Amount:           20,000.00      8,500.00

STEP 2. We determine the TFA that is from Purchase Payments:
                                                     Total Free Amount:           20,000.00      8,500.00
                                              Earnings in the contract:           20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):                0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =          120,000.00     80,000.00   = the amount of
                                                                                                              the surrender
                                                                  TFA =           20,000.00      8,500.00   = the total free amount,
                                                                                                              step 1
                                                                   CV =          120,000.00     80,000.00   = the contract value at
                                                                                                              the time of the
                                                                                                              surrender
                                                                   PR =                 100%          100%  = the premium ratio

STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP-PPF)
                                                                   PR =                 100%          100%  = premium ratio, step 3
                                                                   PP =          100,000.00    100,000.00   = purchase payments not
                                                                                                              previously surrendered
                                                                  PPF =                0.00      8,500.00   = purchase payments
                                                                                                              being surrendered
                                                                                                              free, step 2
                                                                  CPP =          100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:          100,000.00     91,500.00
                                           Surrender Charge Percentage:                   7%            7%
                                                      Surrender Charge:            7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                    120,000.00     80,000.00
                                            Contract Value Surrendered:           (7,000.00)    (6,405.00)
                        Contract Charge (assessed upon full surrender):              (30.00)       (30.00)
                                           Net Full Surrender Proceeds:          112,970.00     73,565.00

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you request a partial surrender of $50,000 on July 1, 2008. The surrender charge percentage is 7.0%; and

-    you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT      CONTRACT
                                                                                 WITH GAIN     WITH LOSS
                           Contract Value at time of partial surrender:         $120,000.00    $80,000.00
                                   Contract Value on prior anniversary:          115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:           20,000.00          0.00
                         10% of the prior anniversary's contract value:           11,500.00      8,500.00
                                                                                  ---------      --------
                                                     Total Free Amount:           20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                     Total Free Amount:           20,000.00      8,500.00
                                              Earnings in the contract:           20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):                0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =           50,000.00     50,000.00   = the amount of the
                                                                                                              surrender
                                                                  TFA =           20,000.00      8,500.00   = the total free amount,
                                                                                                              step 1
                                                                   CV =          120,000.00     80,000.00   = the contract value at
                                                                                                              the time of surrender
                                                                   PR =                  30%           58%  = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                   PR =                  30%           58%  = premium ratio, step 3
                                                                   PP =          100,000.00    100,000.00   = purchase payments not
                                                                                                              previously surrendered
                                                                  PPF =                0.00      8,500.00   = purchase payments
                                                                                                              being surrendered
                                                                                                              free, step 2
                                                                  CPP =           30,000.00     53,108.39   = chargeable purchase
                                                                                                              payments being
                                                                                                              surrendered

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:           30,000.00     53,108.39
                                           Surrender Charge Percentage:                   7%            7%
                                                      Surrender Charge:               2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:           50,000.00     50,000.00
                                                      Surrender Charge:           (2,100.00)    (3,717.00)
                                           Net Full Surrender Proceeds:           47,900.00     46,282.41

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you surrender the contract for its total value on July 1, 2006. The surrender charge percentage in the year after a purchase payment is 7.0%; and

-    you have made no surrenders prior to July 1, 2006.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT      CONTRACT
                                                                                 WITH GAIN     WITH LOSS
                              Contract Value at time of full surrender:         $120,000.00    $80,000.00
                                   Contract Value on prior anniversary:          115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the Contract:           20,000.00          0.00
                         10% of the prior anniversary's contract value:           11,500.00      8,500.00
                                                                                  ---------      --------
                                                     Total Free Amount:           20,000.00      8,500.00

STEP 2. We determine the FA that is from Purchase Payments:
                                                     Total Free Amount:           20,000.00      8,500.00
                                              Earnings in the contract:           20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):                0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =          120,000.00     80,000.00   = the amount of the
                                                                                                              surrender
                                                                  TFA =           20,000.00      8,500.00   = the total free amount,
                                                                                                              step 1
                                                                   CV =          120,000.00     80,000.00   = the contract value at
                                                                                                              the time of the
                                                                                                              surrender
                                                                   PR =                 100%          100%

STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                                    CPP = PR x (PP-PPF)
                                                                   PR =                 100%          100%  = premium ratio, step 3
                                                                   PP =          100,000.00    100,000.00   = purchase payments not
                                                                                                              previously surrendered
                                                                  PPF =                0.00      8,500.00   = purchase payments
                                                                                                              being surrendered
                                                                                                              free, step 2
                                                                  CPP =          100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:          100,000.00     91,500.00
                                           Surrender Charge Percentage:                   7%            7%
                                                      Surrender Charge:            7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                    120,000.00     80,000.00
                                            Contract Value Surrendered:           (7,000.00)    (6,405.00)
                        Contract Charge (assessed upon full surrender):              (30.00)       (30.00)
                                           Net Full Surrender Proceeds:          112,970.00     73,565.00

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you request a partial surrender of $50,000 on July 1, 2006. The surrender charge percentage is 7.0%; and

-    you have made no surrenders prior to July 1, 2006.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT      CONTRACT
                                                                                 WITH GAIN     WITH LOSS
                           Contract Value at time of partial surrender:         $120,000.00    $80,000.00
                                   Contract Value on prior anniversary:          115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:           20,000.00          0.00
                         10% of the prior anniversary's contract value:           11,500.00      8,500.00
                                                                                  ---------      --------
                                                     Total Free Amount:           20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                     Total Free Amount:           20,000.00      8,500.00
                                              Earnings in the contract:           20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):                0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =           50,000.00     50,000.00   = the amount of the
                                                                                                              surrender
                                                                  TFA =           20,000.00      8,500.00   = the total free amount,
                                                                                                              step 1
                                                                   CV =          120,000.00     80,000.00   = the contract value at
                                                                                                              the time of surrender
                                                                   PR =                  30%           58%  = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                   PR =                  30%           58%  = premium ratio, step 3
                                                                   PP =          100,000.00    100,000.00   = purchase payments not
                                                                                                              previously surrendered
                                                                  PPF =                0.00      8,500.00   = purchase payments
                                                                                                              being surrendered
                                                                                                              free, step 2
                                                                  CPP =           30,000.00     53,108.39   = chargeable purchase
                                                                                                              payments being
                                                                                                              surrendered

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:           30,000.00     53,108.39
                                           Surrender Charge Percentage:                   7%            7%
                                                      Surrender Charge:               2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:           50,000.00     50,000.00
                                                      Surrender Charge:           (2,100.00)    (3,717.00)
                                           Net Full Surrender Proceeds:           47,900.00     46,282.41

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-    You make no additional purchase payments.

-    You do not exercise the Elective Step-up option

-    The Accumulation Benefit rider fee is 0.60%.



                        ASSUMED NET      PARTIAL SURRENDER         ADJUSTED                    ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER     MCAV      BENEFIT AMOUNT   CONTRACT VALUE
        1                   12%                    0                    0          100,000             0          111,328

        2                   15%                    0                    0          102,422             0          127,259

        3                    3%                    0                    0          104,861             0          130,290

        4                   -8%                    0                    0          104,861             0          119,148

        5                  -15%                    0                    0          104,861             0          100,647

        6                   20%                2,000                2,084          102,778             0          117,666

        7                   15%                    0                    0          108,252             0          134,504

        8                  -10%                    0                    0          108,252             0          120,327

        9                  -20%                5,000                4,498          103,754             0           91,639

       10                  -12%                    0                    0          103,754        23,734          103,754



EXAMPLE -- WITHDRAWAL BENEFIT


The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-    You make no additional purchase payments.

-    The contract earns a net return of -5%.

-    The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                    CONTRACT VALUE           WITHDRAWAL       CONTRACT VALUE
CONTRACT YEAR    (BEGINNING OF YEAR)    (BEGINNING OF YEAR)    (END OF YEAR)        GBA            RBA
 1                     $100,000                $7,000             $87,820        $100,000        $93,000

 2                       87,820                 7,000              76,318         100,000         86,000

 3                       76,318                 7,000              65,457         100,000         79,000

 4                       65,457                 7,000              55,201         100,000         72,000

 5                       55,201                 7,000              45,516         100,000         65,000

 6                       45,516                 7,000              36,371         100,000         58,000

 7                       36,371                 7,000              27,735         100,000         51,000

 8                       27,735                 7,000              19,550         100,000         44,000

 9                       19,550                 7,000              11,821         100,000         37,000

10                       11,821                 7,000               4,523         100,000         30,000

11                        4,523                 7,000                   0         100,000         23,000

12                            0                 7,000                   0         100,000         16,000

13                            0                 7,000                   0         100,000          9,000

14                            0                 7,000                   0         100,000          2,000

15                            0                 2,000                   0         100,000              0

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT

     - You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2005.

     - On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

               We calculate the death benefit on March 1, 2006 as follows:

               The total purchase payments minus adjustments for partial surrenders:

               Total purchase payments                                                  $20,000

               minus adjusted partial surrenders, calculated as:

               $1,500 x $20,000                                                         - 1,667
               ----------------  =                                                      -------
                    $18,000

               for a death benefit of:                                                  $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2005.

- On Jan. 1, 2006 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2006 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


               We calculate the death benefit on March 1, 2006 as follows:

               The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your contract anniversary contract values:                  $24,000

               plus purchase payments made since that anniversary:                         + 0

               minus adjusted partial surrenders, calculated as:

               $1,500 x $24,000                                                        - 1,636
               ----------------  =                                                     -------
                    $22,000

               for a death benefit of:                                                 $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

     - You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2005.

     - On Jan. 1, 2010 (the fifth contract anniversary) the contract value grows to $30,000.

     - On March 1, 2010 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

               We calculate the death benefit on March 1, 2010 as follows:

               The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your 5-year contract anniversary contract values:           $30,000

               plus purchase payments made since that anniversary:                         + 0

               minus adjusted partial surrenders, calculated as:

               $1,500 x $30,000                                                        - 1,800
               ----------------  =                                                     -------
                   $25,000

               for a death benefit of:                                                 $28,200

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 on Jan. 1, 2005 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- On July 1, 2005 the contract value grows to $105,000. The death benefit on July 1, 2005 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2006 the contract value grows to $110,000. The death benefit on Jan. 1, 2006 equals:

     MAV death benefit amount (contract value):                                        $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
       0.40 x ($110,000 - $100,000) =                                                    +4,000
                                                                                       --------
     Total death benefit of:                                                           $114,000

- On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:

     MAV death benefit amount (maximum anniversary value):                             $110,000
     plus the EEB (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                                    +4,000
                                                                                       --------
     Total death benefit of:                                                           $114,000

- On Feb. 1, 2007 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2010 equals:

     MAV death benefit amount
     (maximum anniversary value adjusted for partial surrenders):

       $110,000 -  ($50,000 x $110,000)  =                                              $57,619
                   --------------------
                         $105,000

     plus the EEB (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                                      +1,048
                                                                                       --------
     Total death benefit of:                                                            $58,667

- On Jan. 1, 2008 the contract value falls by $40,000. The death benefit on Jan. 1, 2008 equals the death benefit on Feb. 1, 2007. The reduction in contract value has no effect.

- On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2014 equals:

     MAV death benefit amount (contract value):                                        $200,000
     plus the EEB (40% of earnings at death)
       0.40 x 2.50 x ($55,000) =                                                        +55,000
                                                                                       --------
     Total death benefit of:                                                           $255,000

- On July 1, 2014 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2014 equals:

     MAV death benefit amount (contract value less purchase
       payment credits reversed)                                                       $250,000

     plus the EEB (40% of earnings at death)
       0.40 x 2.50 x ($55,000) =                                                        +55,000
                                                                                       --------
     Total death benefit of:                                                           $305,000

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2015 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2015 equals:

     MAV death benefit amount (contract value):                                        $250,500

     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):

       0.40 x ($250,500 - $105,000) =                                                   +58,200
                                                                                       --------
     Total death benefit of:                                                           $308,700

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 on Jan. 1, 2005 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- On July 1, 2005 the contract value grows to $105,000. The death benefit on July 1, 2005 equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On Jan. 1, 2006 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2006 equals:

     MAV death benefit amount (contract value):                                        $110,000

     plus the EEP Part I which equals 40% of earnings
       at death (the MAV death benefit amount minus purchase payments not previously surrendered):
       0.40 x ($110,000 - $100,000) =                                                    +4,000
                                                                                       --------
     Total death benefit of:                                                           $114,000

- On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:

     MAV death benefit amount (maximum anniversary value):                             $110,000

     plus the EEP Part I (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                                    +4,000

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
       0.10 x $100,000 =                                                                +10,000
                                                                                       --------
     Total death benefit of:                                                           $124,000

- On Feb. 1, 2007 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2007 equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

       $110,000 -  ($50,000 x $110,000)                                                 $57,619
                   --------------------  =
                    $105,000

     plus the EEP Part I (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                                      +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
       0.10 x $55,000 =                                                                  +5,500
                                                                                       --------
     Total death benefit of:                                                            $64,167

- On Jan. 1, 2008 the contract value falls by $40,000. The death benefit on Jan. 1, 2008 equals the death benefit on Feb. 1, 2007. The reduction in contract value has no effect.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2014 equals:

     MAV death benefit amount (contract value):                                        $200,000

     plus the EEP Part I (40% of earnings at death)
       .40 x (2.50 x $55,000) =                                                         +55,000

     plus the EEP Part II which after the fourth contract
       year equals 20% of exchange purchase payments identified at issue
       and not previously surrendered: 0.20 x $55,000 =                                 +11,000
                                                                                       --------
     Total death benefit of:                                                           $266,000

- On July 1, 2014 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2014 equals:

     MAV death benefit amount (contract value less purchase
       payment credits reversed):                                                      $250,000

     plus the EEP Part I (40% of earnings at death)
       .40 x (2.50 x $55,000)=                                                          +55,000

     plus the EEP Part II, which after the fourth contract year equals 20%
       of exchange purchase payments identified at issue and
       not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                       --------
     Total death benefit of:                                                           $316,000

- On July 1, 2015 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2015 equals:

     MAV death benefit amount (contract value):                                        $250,500

     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
       0.40 x ($250,500 - $105,000) =                                                   +58,200

     plus the EEP Part II, which after the fourth contract
       year equals 20% of exchange purchase payments identified at issue
       and not previously surrendered: 0.20 x $55,000 =                                 +11,000
                                                                                       --------
     Total death benefit of:                                                           $319,700

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                         p. 3

Rating Agencies                                     p. 4

Principal Underwriter                               p. 4

Independent Registered Public Accounting Firm       p. 4

Financial Statements

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS /
          RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IDS LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

S-6273 G (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE(SM) RETIREMENT ADVISOR VARIABLE ANNUITY

          RIVERSOURCE(SM) RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3

          RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY

           RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

     RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3

       RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

        RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

                       IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                                 OCT. 11, 2005


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of the IDS Life Variable Account 10. Not all subaccounts of the IDS Life Variable Account 10 apply to your specific contract.

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents

Calculating Annuity Payouts                              p. 3

Rating Agencies                                          p. 4

Principal Underwriter                                    p. 4

Independent Registered Public Accounting Firm            p. 4

Financial Statements

CORPORATE REORGANIZATION


On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.


--------------------------------------------------------------------------------
2p   --   DS LIFE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3p   --   DS LIFE VARIABLE ACCOUNT 10

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the Ameriprise website at (ameriprise.com) or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                       www.ambest.com

Fitch                                                     www.fitchratings.com

Moody's                                               www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by Ameriprise Financial. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2004: $57,026,951; 2003: $39,181,124; and 2002: $37,418,102. IDS Life
retains no underwriting commission from the sale of the contract.

Independent Registered Public Accounting Firm

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their report appearing herein.



--------------------------------------------------------------------------------
4p   --   DS LIFE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 83 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Account 10's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Account 10's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 83 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC     EQ SELECT
ASSETS
Investments, at value(1),(2)                                $469,543,366   $ 41,584,332   $832,140,914   $651,838,830   $110,885,106
Dividends receivable                                             596,679         16,515      3,108,267             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         78,752        564,418      1,155,621         83,833
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 470,140,045     41,679,599    835,813,599    652,994,451    110,968,939
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               365,978         23,180        691,482        459,194         79,559
    Contract terminations                                      1,078,905             --         97,158         11,848             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              1,444,883         23,180        788,640        471,042         79,559
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    468,001,529     16,073,752    830,383,444    650,885,493    110,791,312
Net assets applicable to contracts in payment period             693,633         14,352      4,641,515      1,637,916         98,068
Net assets applicable to seed money                                   --     25,568,315             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $468,695,162   $ 41,656,419   $835,024,959   $652,523,409   $110,889,380
====================================================================================================================================
(1) Investment shares                                        469,711,918      4,144,735     78,161,521     50,302,639      9,462,487
(2) Investments, at cost                                    $469,543,366   $ 41,362,497   $830,824,342   $532,064,338   $ 91,588,132
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                             AXP VP                        AXP VP
                                                               AXP VP         AXP VP        HI YIELD        AXP VP       INFLATION
DECEMBER 31, 2004 (CONTINUED)                               GLOBAL BOND        GRO            BOND         INC OPP        PROT SEC
ASSETS
Investments, at value(1),(2)                                $355,042,315   $213,432,064   $910,293,139   $  2,433,348   $  9,895,627
Dividends receivable                                           1,004,895             --      4,826,678             --         13,482
Accounts receivable from IDS Life
  for contract purchase payments                                 243,282        119,518        582,986         72,886        318,351
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 356,290,492    213,551,582    915,702,803      2,506,234     10,227,460
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               292,290        152,556        758,499          1,249          4,757
    Contract terminations                                          9,825             --          4,675             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                302,115        152,556        763,174          1,249          4,757
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    355,574,195    213,040,607    912,457,519      2,499,804     10,218,603
Net assets applicable to contracts in payment period             414,182        358,419      2,482,110             --             --
Net assets applicable to seed money                                   --             --             --          5,181          4,100
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $355,988,377   $213,399,026   $914,939,629   $  2,504,985   $ 10,222,703
====================================================================================================================================
(1) Investment shares                                         30,539,432     33,910,728    133,285,779        231,868        972,461
(2) Investments, at cost                                    $318,204,387   $292,992,662   $941,507,812   $  2,429,620   $  9,783,169
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                                                           AXP VP
                                                               AXP VP         AXP VP         AXP VP         AXP VP         PTNRS
DECEMBER 31, 2004 (CONTINUED)                                LG CAP EQ      LG CAP VAL      MANAGED        NEW DIM       SELECT VAL
ASSETS
Investments, at value(1),(2)                                $384,281,056   $ 10,429,505   $516,488,722   $1,616,008,021 $ 13,460,161
Dividends receivable                                                  --             --             --               --           --
Accounts receivable from IDS Life
  for contract purchase payments                                 208,119         35,752         38,297           73,504       53,689
Receivable for share redemptions                                      --             --             --               --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 384,489,175     10,465,257    516,527,019    1,616,081,525   13,513,850
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               342,494          6,473        488,935        1,468,157        8,518
    Contract terminations                                        108,049             --         45,981          550,344        1,840
Payable for investments purchased                                     --             --             --               --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                450,543          6,473        534,916        2,018,501       10,358
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    381,662,163      7,163,315    510,395,531    1,605,455,429   10,126,381
Net assets applicable to contracts in payment period           2,376,469             --      5,596,572        8,607,595           --
Net assets applicable to seed money                                   --      3,295,469             --               --    3,377,111
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $384,038,632   $ 10,458,784   $515,992,103   $1,614,063,024 $ 13,503,492
====================================================================================================================================
(1) Investment shares                                         18,353,979        960,352     34,226,201      103,118,034    1,200,123
(2) Investments, at cost                                    $444,373,072   $  9,673,665   $572,179,138   $1,727,715,914 $ 12,219,887
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                        AXP VP         AXP VP         AXP VP
                                                              PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
DECEMBER 31, 2004 (CONTINUED)                                 CAP VAL        S&P 500        DURATION         ADV            AGGR
ASSETS
Investments, at value(1),(2)                                $254,138,297   $244,559,251   $387,193,652   $187,192,969   $203,635,486
Dividends receivable                                                  --             --        853,697             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 250,288        199,783        178,320        134,757            349
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 254,388,585    244,759,034    388,225,669    187,327,726    203,635,835
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               181,244        176,149        284,252        134,605        192,298
    Contract terminations                                             --         11,662         88,210         12,266        105,477
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                181,244        187,811        372,462        146,871        297,775
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    253,772,348    243,790,010    386,518,385    186,821,898    202,227,019
Net assets applicable to contracts in payment period             434,993        781,213      1,334,822        358,957      1,111,041
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $254,207,341   $244,571,223   $387,853,207   $187,180,855   $203,338,060
====================================================================================================================================
(1) Investment shares                                         18,099,332     29,626,260     37,699,955     12,846,799     25,450,751
(2) Investments, at cost                                    $206,800,002   $220,385,536   $393,110,642   $148,695,332   $388,403,925
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                       AIM VI         AIM VI          AIM VI
                                                                THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
DECEMBER 31, 2004 (CONTINUED)                                EMER MKTS      THDL INTL        SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                                $ 50,383,604   $282,620,994   $ 78,247,567   $ 68,890,696   $ 57,869,381
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 100,356        249,984             --        237,673          1,461
Receivable for share redemptions                                      --             --         76,520         48,179         48,655
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  50,483,960    282,870,978     78,324,087     69,176,548     57,919,497
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                34,611        268,350         56,887         48,179         41,986
    Contract terminations                                            286         31,524         19,633             --          6,669
Payable for investments purchased                                     --             --             --        237,673          1,461
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 34,897        299,874         76,520        285,852         50,116
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     50,443,374    281,428,896     78,078,617     68,864,129     57,822,542
Net assets applicable to contracts in payment period               5,689      1,142,208        168,950         26,567         46,839
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 50,449,063   $282,571,104   $ 78,247,567   $ 68,890,696   $ 57,869,381
====================================================================================================================================
(1) Investment shares                                          4,358,530     29,309,553      3,448,549      3,061,809      3,942,056
(2) Investments, at cost                                    $ 41,830,384   $332,144,971   $109,950,269   $ 61,511,773   $ 50,015,971
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI         AIM VI                       AIM VI
                                                              CAP DEV,       CORE EQ,        AIM VI       FIN SERV,        AIM VI
DECEMBER 31, 2004 (CONTINUED)                                  SER II         SER I        DYN, SER I       SER I       TECH, SER I
ASSETS
Investments, at value(1),(2)                                $ 42,616,251   $582,105,361   $ 17,669,711   $ 22,147,444   $ 18,466,458
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 107,831             --            155         36,284         26,538
Receivable for share redemptions                                  64,410        740,951         34,051         29,227         25,488
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  42,788,492    582,846,312     17,703,917     22,212,955     18,518,484
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                30,592        624,937         12,949         16,209         13,497
    Contract terminations                                         33,818        116,014         21,102         13,018         11,991
Payable for investments purchased                                107,831             --            155         36,284         26,538
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                172,241        740,951         34,206         65,511         52,026
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     42,589,026    579,867,974     17,656,154     22,139,745     18,466,458
Net assets applicable to contracts in payment period              27,225      2,237,387         13,557          7,699             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 42,616,251   $582,105,361   $ 17,669,711   $ 22,147,444   $ 18,466,458
====================================================================================================================================
(1) Investment shares                                          2,924,931     25,756,874      1,324,566      1,515,910      1,486,832
(2) Investments, at cost                                    $ 34,756,883   $546,974,845   $ 14,099,210   $ 18,687,717   $ 16,681,433
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VP          AB VP
                                                             GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
ASSETS
Investments, at value(1),(2)                                $249,752,453   $221,321,867   $ 55,191,593   $ 66,949,244   $713,847,681
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 354,893        498,242         19,566         38,620         16,126
Receivable for share redemptions                                 181,889        158,135         52,807         57,136        801,472
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 250,289,235    221,978,244     55,263,966     67,045,000    714,665,279
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               181,889        157,644         40,283         48,509        709,934
    Contract terminations                                             --            491         12,524          8,627         91,538
Payable for investments purchased                                354,893        498,242         19,566         38,620         16,126
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                536,782        656,377         72,373         95,756        817,598
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    249,558,449    221,202,620     55,068,882     66,822,874    711,651,790
Net assets applicable to contracts in payment period             194,004        119,247        122,711        126,370      2,195,891
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $249,752,453   $221,321,867   $ 55,191,593   $ 66,949,244   $713,847,681
====================================================================================================================================
(1) Investment shares                                         10,463,027     13,324,616      7,509,060      9,121,150     81,582,592
(2) Investments, at cost                                    $209,667,554   $166,603,802   $ 66,146,564   $ 55,403,505   $545,678,987
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP       CS SM
DECEMBER 31, 2004 (CONTINUED)                                VAL, CL II     SOCIAL BAL      VS CL B          GRO          CAP GRO
ASSETS
Investments, at value(1),(2)                                $272,313,604   $ 42,296,130   $ 35,890,570   $ 36,657,311   $415,056,274
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 320,536         83,406        323,797          7,581             --
Receivable for share redemptions                                 197,189         31,094         24,928         54,292        523,148
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 272,831,329     42,410,630     36,239,295     36,719,184    415,579,422
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               197,189         31,094         24,928         26,807        449,025
    Contract terminations                                             --             --             --         27,485         74,123
Payable for investments purchased                                320,536         83,406        323,797          7,581             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                517,725        114,500        348,725         61,873        523,148
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    271,749,147     42,244,904     35,890,570     36,632,732    414,242,992
Net assets applicable to contracts in payment period             564,457         51,226             --         24,579        813,282
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $272,313,604   $ 42,296,130   $ 35,890,570   $ 36,657,311   $415,056,274
====================================================================================================================================
(1) Investment shares                                         31,157,163     22,594,086      3,754,244      2,973,018     27,127,861
(2) Investments, at cost                                    $222,309,012   $ 39,429,923   $ 35,748,031   $ 39,148,201   $431,789,897
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               EG VA          EG VA         FID VIP        FID VIP        FID VIP
                                                            FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,      MID CAP,
DECEMBER 31, 2004 (CONTINUED)                               LG CAP, CL 2       CL 2         SERV CL       SERV CL 2       SERV CL
ASSETS
Investments, at value(1),(2)                                $ 22,144,649   $  9,684,180   $241,007,862   $375,117,066   $352,909,698
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,722        189,322         29,379        371,121         13,851
Receivable for share redemptions                                  27,900          6,582        229,654        275,728        287,109
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  22,174,271      9,880,084    241,266,895    375,763,915    353,210,658
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                16,371          6,582        177,143        275,728        253,622
    Contract terminations                                         11,529             --         52,511             --         33,487
Payable for investments purchased                                  1,722        189,322         29,379        371,121         13,851
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 29,622        195,904        259,033        646,849        300,960
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     22,096,614      9,684,180    240,369,254    374,447,089    352,044,123
Net assets applicable to contracts in payment period              48,035             --        638,608        669,977        865,575
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 22,144,649   $  9,684,180   $241,007,862   $375,117,066   $352,909,698
====================================================================================================================================
(1) Investment shares                                          1,341,287        769,196     17,426,454     27,360,836     11,736,272
(2) Investments, at cost                                    $ 19,955,837   $  8,722,102   $247,938,445   $335,467,068   $222,361,035
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP         FTVIPT         FTVIPT
                                                              MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL      FRANK SM
DECEMBER 31, 2004 (CONTINUED)                                SERV CL 2       SERV CL       SERV CL 2      EST, CL 2     CAP VAL,CL 2
ASSETS
Investments, at value(1),(2)                                $558,129,544   $ 83,694,965   $147,870,194   $533,003,756   $224,252,101
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 376,100             --        311,638        471,899        261,511
Receivable for share redemptions                                 401,367         98,993        115,874        386,189        161,776
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 558,907,011     83,793,958    148,297,706    533,861,844    224,675,388
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               400,641         60,731        106,559        386,189        161,763
    Contract terminations                                            726         38,262          9,315             --             13
Payable for investments purchased                                376,100             --        311,638        471,899        261,511
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                777,467         98,993        427,512        858,088        423,287
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    557,670,009     83,446,183    147,635,062    532,181,217    224,060,483
Net assets applicable to contracts in payment period             459,535        248,782        235,132        822,539        191,618
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $558,129,544   $ 83,694,965   $147,870,194   $533,003,756   $224,252,101
====================================================================================================================================
(1) Investment shares                                         18,679,034      4,799,023      8,503,174     17,481,265     14,329,208
(2) Investments, at cost                                    $407,735,499   $ 85,185,001   $121,579,307   $362,700,640   $160,489,735
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               FTVIPT      FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                           MUTUAL SHARES     DEV MKTS     TEMP FOR SEC,    CORE SM          CORE
DECEMBER 31, 2004 (CONTINUED)                                SEC, CL 2      SEC, CL 1          CL 2         CAP EQ        U.S. EQ
ASSETS
Investments, at value(1),(2)                               $118,372,813    $240,780,559   $ 41,041,893   $ 44,778,829   $251,603,761
Dividends receivable                                                 --              --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                344,357              --         25,422             --        471,819
Receivable for share redemptions                                 87,017         316,902         29,225         81,108        180,571
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                118,804,187     241,097,461     41,096,540     44,859,937    252,256,151
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               87,017         255,899         29,225         33,223        180,571
    Contract terminations                                            --          61,003             --         47,885             --
Payable for investments purchased                               344,357              --         25,422             --        471,819
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               431,374         316,902         54,647         81,108        652,390
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   118,021,591     240,471,143     40,931,818     44,758,362    251,094,848
Net assets applicable to contracts in payment period            351,222         309,416        110,075         20,467        508,913
Net assets applicable to seed money                                  --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $118,372,813    $240,780,559   $ 41,041,893   $ 44,778,829   $251,603,761
====================================================================================================================================
(1) Investment shares                                         7,113,751      27,580,820      2,860,062      3,109,641     20,257,952
(2) Investments, at cost                                   $ 99,668,016    $209,170,653   $ 33,628,343   $ 33,753,555   $239,942,853
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                              MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
DECEMBER 31, 2004 (CONTINUED)                                   VAL            SERV           SERV           SERV         INTL EQ
ASSETS
Investments, at value(1),(2)                                $451,843,137   $ 24,173,906   $ 99,631,506   $ 34,098,569   $160,817,065
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 776,089             --             --          2,188          2,022
Receivable for share redemptions                                 322,990         36,211        132,132         36,754        247,345
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 452,942,216     24,210,117     99,763,638     34,137,511    161,066,432
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               322,990         17,662         72,251         24,635        116,159
    Contract terminations                                             --         18,549         59,881         12,119        131,186
Payable for investments purchased                                776,089             --             --          2,188          2,022
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              1,099,079         36,211        132,132         38,942        249,367
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    451,343,724     24,106,475     99,409,470     34,087,286    160,496,199
Net assets applicable to contracts in payment period             499,413         67,431        222,036         11,283        320,866
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $451,843,137   $ 24,173,906   $ 99,631,506   $ 34,098,569   $160,817,065
====================================================================================================================================
(1) Investment shares                                         29,570,886      6,809,551      3,698,274      1,344,581     13,536,790
(2) Investments, at cost                                    $367,151,854   $ 41,629,306   $ 99,276,647   $ 49,340,471   $133,536,162
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MFS INV          MFS            MFS            MFS           OPPEN
                                                             GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,     GLOBAL SEC
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL        SERV CL        SERV CL        SERV CL        VA, SERV
ASSETS
Investments, at value(1),(2)                                $127,400,286   $128,085,237   $ 28,759,721   $ 64,197,571   $ 28,389,465
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  30,031         60,299        142,565         52,680        120,046
Receivable for share redemptions                                 235,750        169,926         20,107         47,502         23,310
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 127,666,067    128,315,462     28,922,393     64,297,753     28,532,821
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                93,207         95,350         20,107         46,332         20,168
    Contract terminations                                        142,543         74,576             --          1,170          3,142
Payable for investments purchased                                 30,031         60,299        142,565         52,680        120,046
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                265,781        230,225        162,672        100,182        143,356
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    127,144,055    128,009,423     28,673,222     64,001,185     28,302,361
Net assets applicable to contracts in payment period             256,231         75,814         86,499        196,386         87,104
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $127,400,286   $128,085,237   $ 28,759,721   $ 64,197,571   $ 28,389,465
====================================================================================================================================
(1) Investment shares                                         13,640,288      8,707,358      1,353,399      3,159,329        967,933
(2) Investments, at cost                                    $135,989,802   $122,158,801   $ 27,011,782   $ 47,705,014   $ 24,904,556
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                              OPPEN                                        PUT VT
                                                             OPPEN MAIN     STRATEGIC       PIONEER        PIONEER         HEALTH
                                                             ST SM CAP         BOND          EQ INC      EUROPE VCT,     SCIENCES,
DECEMBER 31, 2004 (CONTINUED)                                 VA, SERV       VA, SERV      VCT, CL II       CL II          CL IB
ASSETS
Investments, at value(1),(2)                                $ 19,170,008   $ 49,695,568   $ 55,958,129   $  6,109,977   $ 35,995,524
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  66,645        650,690             --             --         21,884
Receivable for share redemptions                                  13,647         33,203         61,764          8,545         26,506
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  19,250,300     50,379,461     56,019,893      6,118,522     36,043,914
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                13,647         33,203         41,525          4,368         26,207
    Contract terminations                                             --             --         20,239          4,177            299
Payable for investments purchased                                 66,645        650,690             --             --         21,884
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 80,292        683,893         61,764          8,545         48,390
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     19,163,566     49,601,837     55,787,383      6,109,921     35,945,687
Net assets applicable to contracts in payment period               6,442         93,731        170,746             --         49,837
Net assets applicable to seed money                                   --             --             --             56             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 19,170,008   $ 49,695,568   $ 55,958,129   $  6,109,977   $ 35,995,524
====================================================================================================================================
(1) Investment shares                                          1,200,376      9,394,247      2,705,906        585,247      3,068,672
(2) Investments, at cost                                    $ 16,829,790   $ 47,471,635   $ 45,487,975   $  4,657,296   $ 32,219,866
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT
                                                              INTL EQ,    INTL NEW OPP,     NEW OPP,        PUT VT         ROYCE
DECEMBER 31, 2004 (CONTINUED)                                  CL IB          CL IB           CL IA      VISTA, CL IB    MICRO-CAP
ASSETS
Investments, at value(1),(2)                                $84,437,717   $ 88,924,124    $337,875,328   $100,427,625   $137,329,018
Dividends receivable                                                 --             --              --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 12,407             11              --            241          8,594
Receivable for share redemptions                                 65,303        129,271         510,681        105,516        115,877
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 84,515,427     89,053,406     338,386,009    100,533,382    137,453,489
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               61,503         64,279         368,545         73,837         99,488
    Contract terminations                                         3,800         64,992         142,136         31,679         16,389
Payable for investments purchased                                12,407             11              --            241          8,594
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                77,710        129,282         510,681        105,757        124,471
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    84,407,951     88,855,054     336,789,615    100,159,824    137,073,648
Net assets applicable to contracts in payment period             29,766         69,070       1,085,713        267,801        255,370
Net assets applicable to seed money                                  --             --              --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $84,437,717   $ 88,924,124    $337,875,328   $100,427,625   $137,329,018
====================================================================================================================================
(1) Investment shares                                         5,740,158      7,131,044      19,816,735      8,079,455     11,941,654
(2) Investments, at cost                                    $64,000,191   $122,633,977    $453,154,361   $145,815,602   $102,936,075
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                            VANK LIT
                                                           STRONG OPP II,    THIRD AVE      COMSTOCK,       WANGER         WANGER
DECEMBER 31, 2004 (CONTINUED)                                ADVISOR CL         VAL           CL II       INTL SM CAP    U.S. SM CO
ASSETS
Investments, at value(1),(2)                                $91,971,612    $168,557,735   $ 87,004,594   $282,033,643   $579,332,166
Dividends receivable                                                 --              --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 26,806           2,528        595,274        370,398        474,592
Receivable for share redemptions                                 84,737         144,855         59,365        200,536        421,726
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 92,083,155     168,705,118     87,659,233    282,604,577    580,228,484
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               67,360         122,412         59,365        200,536        421,687
    Contract terminations                                        17,377          22,443             --             --             39
Payable for investments purchased                                26,806           2,528        595,274        370,398        474,592
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               111,543         147,383        654,639        570,934        896,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    91,894,209     168,141,003     86,974,332    281,669,633    578,746,918
Net assets applicable to contracts in payment period             77,403         416,732         30,262        364,010        585,248
Net assets applicable to seed money                                  --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $91,971,612    $168,557,735   $ 87,004,594   $282,033,643   $579,332,166
====================================================================================================================================
(1) Investment shares                                         4,129,843       6,815,921      6,355,339     11,077,519     18,467,713
(2) Investments, at cost                                    $71,033,952    $108,662,224   $ 79,423,746   $235,466,506   $429,705,688
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------
                                                               WF ADV         WF ADV         WF ADV
DECEMBER 31, 2004 (CONTINUED)                                ASSET ALLOC    INTL CORE      SM CAP GRO
ASSETS
Investments, at value(1),(2)                                $ 89,406,253   $ 19,596,148   $ 39,748,425
Dividends receivable                                                  --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 156,182          9,277          6,658
Receivable for share redemptions                                  65,205         14,323         42,378
------------------------------------------------------------------------------------------------------
Total assets                                                  89,627,640     19,619,748     39,797,461
======================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                65,169         14,323         29,467
    Contract terminations                                             36             --         12,911
Payable for investments purchased                                156,182          9,277          6,658
------------------------------------------------------------------------------------------------------
Total liabilities                                                221,387         23,600         49,036
------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     89,371,634     19,596,148     39,748,397
Net assets applicable to contracts in payment period              34,619             --             28
Net assets applicable to seed money                                   --             --             --
------------------------------------------------------------------------------------------------------
Total net assets                                            $ 89,406,253   $ 19,596,148   $ 39,748,425
======================================================================================================
(1) Investment shares                                          6,893,312      2,369,546      5,063,494
(2) Investments, at cost                                    $ 81,179,102   $ 16,363,473   $ 31,819,772
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2004                              CASH MGMT     CORE BOND(1)     DIV BOND      DIV EQ INC     EQ SELECT
INVESTMENT INCOME
Dividend income                                            $  3,698,944    $  818,406    $30,490,072    $ 7,291,502     $       --
Variable account expenses                                     4,660,916       201,449      7,949,981      3,780,713        825,943
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (961,972)      616,957     22,540,091      3,510,789       (825,943)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      258,598,775     2,970,106     84,425,427      4,292,469      5,187,030
   Cost of investments sold                                 258,630,930     2,970,266     86,673,952      3,812,520      4,625,271
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (32,155)         (160)    (2,248,525)       479,949        561,759
Distributions from capital gains                                     --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32,144       221,835      6,355,688     81,169,091      8,507,279
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (11)      221,675      4,107,163     81,649,040      9,069,038
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (961,983)   $  838,632    $26,647,254    $85,159,829     $8,243,095
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AXP VP                        AXP VP
                                                              AXP VP         AXP VP        HI YIELD        AXP VP       INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GLOBAL BOND        GRO            BOND        INC OPP(2)    PROT SEC(2)
INVESTMENT INCOME
Dividend income                                            $12,106,100    $    660,179   $56,860,891       $12,925       $ 69,538
Variable account expenses                                    2,960,960       1,740,938     8,115,396         1,886         12,154
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              9,145,140      (1,080,759)   48,745,495        11,039         57,384
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      12,970,083      21,272,821    40,555,762        76,393         91,403
   Cost of investments sold                                 12,308,404      31,812,915    47,387,454        76,203         90,895
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               661,679     (10,540,094)   (6,831,692)          190            508
Distributions from capital gains                                    --              --            --         2,485             --
Net change in unrealized appreciation or
  depreciation of investments                               18,192,158      26,360,175    39,540,615         3,728        112,458
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              18,853,837      15,820,081    32,708,923         6,403        112,966
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $27,998,977    $ 14,739,322   $81,454,418       $17,442       $170,350
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                                           AXP VP
                                                              AXP VP          AXP VP        AXP VP         AXP VP          PTNRS
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   LG CAP EQ    LG CAP VAL(1)     MANAGED        NEW DIM     SELECT VAL(1)
INVESTMENT INCOME
Dividend income                                            $ 3,013,500      $112,949     $11,328,783    $ 17,038,130    $   79,055
Variable account expenses                                    3,551,055        42,034       5,605,738      17,959,838        51,848
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (537,555)       70,915       5,723,045        (921,708)       27,207
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      27,086,002       200,851      46,748,928     224,769,012       275,785
   Cost of investments sold                                 33,949,161       199,002      55,718,097     245,952,707       276,049
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (6,863,159)        1,849      (8,969,169)    (21,183,695)         (264)
Distributions from capital gains                                    --        23,454              --              --        18,031
Net change in unrealized appreciation or
  depreciation of investments                               25,579,282       755,840      43,509,846      52,203,925     1,240,274
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              18,716,123       781,143      34,540,677      31,020,230     1,258,041
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $18,178,568      $852,058     $40,263,722    $ 30,098,522    $1,285,248
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP          SHORT         SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL         S&P 500       DURATION         ADV            AGGR
INVESTMENT INCOME
Dividend income                                            $    62,899    $ 3,015,808    $ 9,352,430    $        --    $         --
Variable account expenses                                    1,710,729      1,729,429      3,294,357      1,292,995       2,304,547
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (1,647,830)     1,286,379      6,058,073     (1,292,995)     (2,304,547)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       3,738,183      7,984,710     51,724,727      3,764,602      40,416,302
   Cost of investments sold                                  3,063,157      7,651,660     52,098,908      3,179,729      84,925,755
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               675,026        333,050       (374,181)       584,873     (44,509,453)
Distributions from capital gains                            19,296,675             --        114,024      7,693,261              --
Net change in unrealized appreciation or
  depreciation of investments                               19,037,968     17,978,306     (5,758,481)    19,267,317      61,737,163
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              39,009,669     18,311,356     (6,018,638)    27,545,451      17,227,710
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $37,361,839    $19,597,735    $    39,435    $26,252,456    $ 14,923,163
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              AXP VP                        AIM VI         AIM VI         AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS      THDL INTL        SER I          SER II         SER I
INVESTMENT INCOME
Dividend income                                             $  996,810    $ 2,519,112    $        --     $       --     $       --
Variable account expenses                                      265,928      2,593,554        640,514        399,010        465,418
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                730,882        (74,442)      (640,514)      (399,010)      (465,418)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       6,057,435      6,018,345      7,184,668        921,003      6,603,993
   Cost of investments sold                                  4,565,868      8,302,081     10,882,249        872,078      6,375,602
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             1,491,567     (2,283,736)    (3,697,581)        48,925        228,391
Distributions from capital gains                               718,692             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                4,725,833     39,063,408      8,601,381      4,053,514      7,620,656
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               6,936,092     36,779,672      4,903,800      4,102,439      7,849,047
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $7,666,974    $36,705,230    $ 4,263,286     $3,703,429     $7,383,629
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI                        AIM VI
                                                             CAP DEV,       CORE EQ,        AIM VI       FIN SERV,        AIM VI
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I        DYN, SER I       SER I       TECH, SER I
INVESTMENT INCOME
Dividend income                                             $       --    $ 5,546,667     $       --     $  154,728     $       --
Variable account expenses                                      266,313      7,284,163        148,082        166,382        124,562
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (266,313)    (1,737,496)      (148,082)       (11,654)      (124,562)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,640,492     60,318,728      3,744,286      2,051,844      2,052,511
   Cost of investments sold                                  1,429,961     59,791,969      3,269,415      1,795,987      2,029,666
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               210,531        526,759        474,871        255,857         22,845
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                4,848,211     43,215,452      1,630,175      1,239,726        956,043
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               5,058,742     43,742,211      2,105,046      1,495,583        978,888
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $4,792,429    $42,004,715     $1,956,964     $1,483,929     $  854,326
==================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
INVESTMENT INCOME
Dividend income                                            $ 1,400,213    $   569,739    $   265,480     $  171,167    $ 6,193,532
Variable account expenses                                    1,695,885      1,222,412        421,203        435,159      7,484,827
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (295,672)      (652,673)      (155,723)      (263,992)    (1,291,295)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       2,331,978        535,951      4,342,935      1,198,686     13,817,574
   Cost of investments sold                                  2,077,594        442,920      5,862,546      1,085,373     11,340,760
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               254,384         93,031     (1,519,611)       113,313      2,476,814
Distributions from capital gains                                    --        284,870             --             --      4,804,401
Net change in unrealized appreciation or
  depreciation of investments                               21,507,374     35,982,856      8,417,745      7,720,183     74,288,626
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              21,761,758     36,360,757      6,898,134      7,833,496     81,569,841
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $21,466,086    $35,708,084    $ 6,742,411     $7,569,504    $80,278,546
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP       CS SM
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL II     SOCIAL BAL     VS CL B(1)        GRO          CAP GRO
INVESTMENT INCOME
Dividend income                                            $ 1,543,044     $  691,418     $1,184,049    $        --    $        --
Variable account expenses                                    1,822,150        306,576        132,253        312,351      5,142,429
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (279,106)       384,842      1,051,796       (312,351)    (5,142,429)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,572,607      2,084,032        323,242      6,147,863     33,972,023
   Cost of investments sold                                  1,371,188      1,994,010        319,203      7,214,266     38,694,745
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               201,419         90,022          4,039     (1,066,403)    (4,722,722)
Distributions from capital gains                             1,416,342             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               26,940,452      2,248,730        142,539      5,445,925     45,523,163
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              28,558,213      2,338,752        146,578      4,379,522     40,800,441
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $28,279,107     $2,723,594     $1,198,374    $ 4,067,171    $35,658,012
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              EG VA          EG VA         FID VIP        FID VIP        FID VIP
                                                           FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,      MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 LG CAP, CL 2     CL 2(1)        SERV CL       SERV CL 2       SERV CL
INVESTMENT INCOME
Dividend income                                             $  203,641     $   84,190    $ 1,811,102    $ 1,950,618    $        --
Variable account expenses                                      167,357         29,321      1,969,804      2,635,105      2,568,022
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 36,284         54,869       (158,702)      (684,487)    (2,568,022)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,836,563        300,419     11,883,386      2,626,076      8,047,749
   Cost of investments sold                                  1,767,031        292,595     12,866,495      2,455,590      5,788,264
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                69,532          7,824       (983,109)       170,486      2,259,485
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,498,341        962,078     12,313,008     17,261,870     67,189,559
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,567,873        969,902     11,329,899     17,432,356     69,449,044
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $1,604,157     $1,024,771    $11,171,197    $16,747,869    $66,881,022
==================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP         FTVIPT         FTVIPT
                                                             MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL      FRANK SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2      EST, CL 2     CAP VAL, CL 2
INVESTMENT INCOME
Dividend income                                            $        --     $  661,891    $   746,678    $  7,260,098    $   297,791
Variable account expenses                                    3,409,546        591,397        885,537       3,402,556      1,472,341
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (3,409,546)        70,494       (138,859)      3,857,542     (1,174,550)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         807,385      1,817,953        686,682       2,339,116      1,437,546
   Cost of investments sold                                    665,370      2,084,310        616,189       1,921,231      1,145,855
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               142,015       (266,357)        70,493         417,885        291,691
Distributions from capital gains                                    --             --             --         548,146             --
Net change in unrealized appreciation or
  depreciation of investments                               98,925,700      9,142,630     15,273,162     109,406,731     38,543,791
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              99,067,715      8,876,273     15,343,655     110,372,762     38,835,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $95,658,169     $8,946,767    $15,204,796    $114,230,304    $37,660,932
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              FTVIPT      FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                           MUTUAL SHARES    DEV MKTS     TEMP FOR SEC,    CORE SM          CORE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SEC, CL 2      SEC, CL 1         CL 2          CAP EQ        U.S. EQ
INVESTMENT INCOME
Dividend income                                            $   674,232    $ 3,980,794     $  332,249     $   79,467    $ 2,555,274
Variable account expenses                                      789,793      2,623,864        273,493        370,713      1,597,734
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (115,561)     1,356,930         58,756       (291,246)       957,540
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,190,277     10,211,801      1,608,847      6,169,598      1,550,535
   Cost of investments sold                                  1,079,397     10,435,495      1,458,283      4,865,617      1,533,222
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               110,880       (223,694)       150,564      1,303,981         17,313
Distributions from capital gains                                    --             --             --      2,037,159             --
Net change in unrealized appreciation or
  depreciation of investments                               11,030,710     44,077,374      5,433,284      3,053,882     25,856,016
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              11,141,590     43,853,680      5,583,848      6,395,022     25,873,329
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $11,026,029    $45,210,610     $5,642,604     $6,103,776    $26,830,869
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                             MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL            SERV           SERV           SERV         INTL EQ
INVESTMENT INCOME
Dividend income                                            $ 2,364,664    $        --    $   776,850    $        --    $   701,773
Variable account expenses                                    2,911,093        206,860        791,343        277,576      1,107,935
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (546,429)      (206,860)       (14,493)      (277,576)      (406,162)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,333,220      3,941,236     11,704,992      7,157,953      3,965,976
   Cost of investments sold                                  1,083,994      7,145,233     13,207,497     11,963,652      3,547,822
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               249,226     (3,203,997)    (1,502,505)    (4,805,699)       418,154
Distributions from capital gains                            37,963,658             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                42,312,887      3,197,033     16,805,361     10,920,933     18,904,327
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              80,525,771         (6,964)    15,302,856      6,115,234     19,322,481
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $79,979,342    $  (213,824)   $15,288,363    $ 5,837,658    $18,916,319
==================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                             MFS INV          MFS            MFS            MFS           OPPEN
                                                            GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,     GLOBAL SEC
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL        SERV CL       SERV CL(1)      SERV CL      VA, SERV(1)
INVESTMENT INCOME
Dividend income                                            $        --    $        --     $   62,537    $   543,471     $   15,553
Variable account expenses                                      974,680      1,053,729         92,506        391,397         94,309
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (974,680)    (1,053,729)       (29,969)       152,074        (78,756)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       6,713,245     11,307,563        314,767      1,455,820        150,443
   Cost of investments sold                                  7,680,146     11,617,164        312,101      1,238,227        147,621
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (966,901)      (309,601)         2,666        217,593          2,822
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               11,317,936      7,566,711      1,747,939     12,349,971      3,484,909
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              10,351,035      7,257,110      1,750,605     12,567,564      3,487,731
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 9,376,355    $ 6,203,381     $1,720,636    $12,719,638     $3,408,975
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                                             OPPEN                                        PUT VT
                                                            OPPEN MAIN     STRATEGIC       PIONEER        PIONEER         HEALTH
                                                            ST SM CAP         BOND          EQ INC      EUROPE VCT,     SCIENCES,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 VA, SERV(1)    VA, SERV(1)     VCT, CL II       CL II          CL IB
INVESTMENT INCOME
Dividend income                                             $       --     $   93,952     $1,022,550      $ 32,022      $   55,216
Variable account expenses                                       64,985        146,814        422,302        41,951         272,632
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (64,985)       (52,862)       600,248        (9,929)       (217,416)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         188,226      1,355,237      3,005,074       595,940       2,578,273
   Cost of investments sold                                    189,508      1,336,036      2,620,936       500,155       2,438,337
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (1,282)        19,201        384,138        95,785         139,936
Distributions from capital gains                                    --             --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                2,340,218      2,223,933      6,073,072       761,903       2,139,930
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               2,338,936      2,243,134      6,457,210       857,688       2,279,866
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $2,273,951     $2,190,272     $7,057,458      $847,759      $2,062,450
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT
                                                             INTL EQ,     INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB          CL IB          CL IA       VISTA, CL IB    MICRO-CAP
INVESTMENT INCOME
Dividend income                                            $ 1,073,840    $   891,471    $         --   $         --    $        --
Variable account expenses                                      638,839        746,433       4,417,611        842,677      1,094,163
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                435,001        145,038      (4,417,611)      (842,677)    (1,094,163)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       7,125,574     16,991,610      74,261,154     19,365,627      9,792,318
   Cost of investments sold                                  5,954,366     26,097,414     108,608,101     31,856,536      7,272,842
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             1,171,208     (9,105,804)    (34,346,947)   (12,490,909)     2,519,476
Distributions from capital gains                                    --             --              --             --      9,893,706
Net change in unrealized appreciation or
  depreciation of investments                                9,558,457     18,991,209      67,672,045     29,121,717      4,300,071
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              10,729,665      9,885,405      33,325,098     16,630,808     16,713,253
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $11,164,666    $10,030,443    $ 28,907,487   $ 15,788,131    $15,619,090
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                                                           VANK LIT
                                                           STRONG OPP II,  THIRD AVE      COMSTOCK,        WANGER         WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  ADVISOR CL        VAL          CL II(1)     INTL SM CAP     U.S. SM CO
INVESTMENT INCOME
Dividend income                                            $        --    $   812,596     $   31,918    $ 1,183,184    $        --
Variable account expenses                                      695,611      1,300,241        264,895      1,729,562      3,904,799
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (695,611)      (487,645)      (232,977)      (546,378)    (3,904,799)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       6,398,154      9,816,054        127,533      1,117,762      1,876,007
   Cost of investments sold                                  5,396,540      6,951,099        125,604      1,013,993      1,572,963
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             1,001,614      2,864,955          1,929        103,769        303,044
Distributions from capital gains                                    --      1,555,176             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               12,710,146     22,867,215      7,580,848     55,901,372     83,030,166
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              13,711,760     27,287,346      7,582,777     56,005,141     83,333,210
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $13,016,149    $26,799,701     $7,349,800    $55,458,763    $79,428,411
==================================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------
                                                               WF ADV         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    ASSET ALLOC     INTL CORE      SM CAP GRO
INVESTMENT INCOME
Dividend income                                              $1,624,524     $   38,221     $       --
Variable account expenses                                       650,411        146,356        302,130
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 974,113       (108,135)      (302,130)
=====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        4,847,624      1,827,360      3,494,808
   Cost of investments sold                                   4,549,019      1,651,597      3,091,173
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                298,605        175,763        403,635
Distributions from capital gains                              2,431,399             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,809,536      1,494,917      4,151,455
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,539,540      1,670,680      4,555,090
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $6,513,653     $1,562,545     $4,252,960
=====================================================================================================

(1) For the period Feb. 4, 2004 (commencement of operations) to Dec. 31, 2004.
(2) For the period Sept. 13, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2004                              CASH MGMT     CORE BOND(2)     DIV BOND      DIV EQ INC     EQ SELECT
OPERATIONS
Investment income (loss) -- net                            $   (961,972)  $   616,957    $ 22,540,091   $  3,510,789   $   (825,943)
Net realized gain (loss) on sales of investments                (32,155)         (160)     (2,248,525)       479,949        561,759
Distributions from capital gains                                     --            --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32,144       221,835       6,355,688     81,169,091      8,507,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (961,983)      838,632      26,647,254     85,159,829      8,243,095
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  571,349,765    41,201,686     111,233,597    149,201,380     19,073,999
Net transfers(1)                                           (589,122,063)     (274,110)    (34,352,716)   144,675,035      3,674,214
Transfers for policy loans                                      257,566        (2,629)         61,452       (283,610)       (38,076)
Adjustments to net assets allocated to
  contracts in payout period                                    (56,826)         (944)       (537,546)      (101,016)        (6,184)
Contract charges                                               (253,744)           --        (381,075)      (248,559)       (73,191)
Contract terminations:
   Surrender benefits                                       (44,857,573)      (51,429)    (45,029,026)   (10,931,723)    (2,209,511)
   Death benefits                                            (7,401,996)      (54,787)    (10,680,417)    (3,060,023)      (857,789)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (70,084,871)   40,817,787      20,314,269    279,251,484     19,563,462
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             539,742,016            --     788,063,436    288,112,096     83,082,823
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $468,695,162   $41,656,419    $835,024,959   $652,523,409   $110,889,380
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      486,938,899            --     618,469,469    249,817,645     80,059,776
Contract purchase payments                                  529,297,244    16,205,872      90,641,436    125,078,569     18,352,678
Net transfers(1)                                           (543,701,968)     (310,537)    (26,369,256)   119,859,590      3,403,128
Transfers for policy loans                                      221,876        (2,600)         35,943       (240,771)       (36,267)
Contract charges                                               (230,584)           --        (301,273)      (206,624)       (70,651)
Contract terminations:
   Surrender benefits                                       (39,627,857)      (50,987)    (34,278,035)    (9,109,862)    (2,123,483)
   Death benefits                                            (6,686,005)      (54,770)     (8,267,693)    (2,551,318)      (827,610)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            426,211,605    15,786,978     639,930,591    482,647,229     98,757,571
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AXP VP                        AXP VP
                                                              AXP VP         AXP VP        HI YIELD        AXP VP       INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GLOBAL BOND        GRO            BOND        INC OPP(3)    PROT SEC(3)
OPERATIONS
Investment income (loss) -- net                            $  9,145,140   $ (1,080,759)  $ 48,745,495   $     11,039   $     57,384
Net realized gain (loss) on sales of investments                661,679    (10,540,094)    (6,831,692)           190            508
Distributions from capital gains                                     --             --             --          2,485             --
Net change in unrealized appreciation or
  depreciation of investments                                18,192,158     26,360,175     39,540,615          3,728        112,458
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  27,998,977     14,739,322     81,454,418         17,442        170,350
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   50,908,313     24,038,567    120,131,878      1,828,425      8,894,544
Net transfers(1)                                             41,811,527    (20,913,562)    48,163,071        662,783      1,177,249
Transfers for policy loans                                      (25,037)      (149,147)       (19,262)        (2,635)        (5,025)
Adjustments to net assets allocated to
  contracts in payout period                                    (42,777)       (36,703)      (436,848)            --             --
Contract charges                                               (117,621)      (169,985)      (337,723)            --             --
Contract terminations:
   Surrender benefits                                       (14,604,050)    (5,913,979)   (37,329,127)        (1,030)        (2,661)
   Death benefits                                            (3,373,661)    (1,195,674)    (9,078,934)            --        (11,754)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               74,556,694     (4,340,483)   121,093,055      2,487,543     10,052,353
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             253,432,706    203,000,187    712,392,156             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $355,988,377   $213,399,026   $914,939,629   $  2,504,985   $ 10,222,703
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      186,449,862    349,978,006    622,127,642             --             --
Contract purchase payments                                   38,217,916     39,863,641    105,400,548      1,765,327      8,811,443
Net transfers(1)                                             30,866,074    (36,903,423)    41,331,680        644,295      1,158,574
Transfers for policy loans                                      (20,755)      (261,103)       (26,373)        (2,557)        (4,937)
Contract charges                                                (86,895)      (290,376)      (289,706)            --             --
Contract terminations:
   Surrender benefits                                       (10,388,545)   (10,174,573)   (30,660,754)          (995)        (2,607)
   Death benefits                                            (2,476,017)    (2,064,036)    (7,710,606)            --        (11,442)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            242,561,640    340,148,136    730,172,431      2,406,070      9,951,031
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          AXP VP
                                                              AXP VP        AXP VP          AXP VP         AXP VP         PTNRS
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  LG CAP EQ     LG CAP VAL(2)    MANAGED         NEW DIM     SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                            $   (537,555)  $     70,915   $  5,723,045   $    (921,708)  $    27,207
Net realized gain (loss) on sales of investments             (6,863,159)         1,849     (8,969,169)    (21,183,695)         (264)
Distributions from capital gains                                     --         23,454             --              --        18,031
Net change in unrealized appreciation or
  depreciation of investments                                25,579,282        755,840     43,509,846      52,203,925     1,240,274
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  18,178,568        852,058     40,263,722      30,098,522     1,285,248
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   29,489,887      8,440,916     29,027,456     110,067,365    10,760,069
Net transfers(1)                                             75,831,522      1,218,991    (13,730,662)   (161,723,803)    1,509,905
Transfers for policy loans                                      165,169         (5,275)       224,794         453,345        (5,758)
Adjustments to net assets allocated to
  contracts in payout period                                     40,211             --       (700,002)     (1,184,558)           --
Contract charges                                               (235,383)            --       (329,924)     (1,373,436)           --
Contract terminations:
   Surrender benefits                                       (22,636,696)       (32,222)   (28,585,577)    (99,983,143)      (39,690)
   Death benefits                                            (3,121,456)       (15,684)    (7,107,073)    (14,362,261)       (6,282)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               79,533,254      9,606,726    (21,200,988)   (168,106,491)   12,218,244
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             286,326,810             --    496,929,369   1,752,070,993            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $384,038,632   $ 10,458,784   $515,992,103  $1,614,063,024  $ 13,503,492
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      277,049,586             --    384,616,841   1,511,971,325            --
Contract purchase payments                                   33,421,855      5,392,947     26,606,952     116,290,429     7,609,483
Net transfers(1)                                             97,858,617      1,201,385    (11,747,440)   (147,728,508)    1,464,383
Transfers for policy loans                                      115,983         (5,419)       128,179          44,183        (5,393)
Contract charges                                               (240,163)            --       (253,717)     (1,232,532)           --
Contract terminations:
   Surrender benefits                                       (18,840,120)       (31,685)   (20,093,642)    (77,626,451)      (38,218)
   Death benefits                                            (3,242,495)       (15,728)    (5,412,225)    (12,739,608)       (6,260)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            386,123,263      6,541,500    373,844,948   1,388,978,838     9,023,995
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL        S&P 500        DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $ (1,647,830)  $  1,286,379   $  6,058,073   $ (1,292,995)  $ (2,304,547)
Net realized gain (loss) on sales of investments                675,026        333,050       (374,181)       584,873    (44,509,453)
Distributions from capital gains                             19,296,675             --        114,024      7,693,261             --
Net change in unrealized appreciation or
  depreciation of investments                                19,037,968     17,978,306     (5,758,481)    19,267,317     61,737,163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  37,361,839     19,597,735         39,435     26,252,456     14,923,163
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   44,470,781     46,092,851    101,366,355     31,136,256      9,832,770
Net transfers(1)                                             18,461,938     23,276,810    (74,447,340)    18,157,950    (28,615,013)
Transfers for policy loans                                     (110,645)       (90,156)      (144,123)      (121,817)       108,467
Adjustments to net assets allocated to
  contracts in payout period                                    (22,816)       (51,184)       (94,917)       (22,342)       (93,024)
Contract charges                                               (155,295)      (133,728)      (209,183)       (88,904)      (175,995)
Contract terminations:
   Surrender benefits                                        (4,910,416)    (5,744,980)   (16,449,492)    (3,972,206)   (15,184,084)
   Death benefits                                              (876,748)    (1,748,599)    (3,525,486)    (1,056,567)    (1,761,275)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               56,856,799     61,601,014      6,495,814     44,032,370    (35,888,154)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             159,988,703    163,372,474    381,317,958    116,896,029    224,303,051
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $254,207,341   $244,571,223   $387,853,207   $187,180,855   $203,338,060
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      125,782,929    208,338,047    319,997,737     90,053,655    265,714,865
Contract purchase payments                                   33,158,842     56,904,166     85,680,022     23,226,302     12,718,147
Net transfers(1)                                             13,672,159     28,298,237    (62,556,337)    13,384,925    (36,214,349)
Transfers for policy loans                                      (83,330)      (114,239)      (120,624)       (90,390)       100,121
Contract charges                                               (115,680)      (166,870)      (176,832)       (65,672)      (214,104)
Contract terminations:
   Surrender benefits                                        (3,621,537)    (7,195,601)   (13,760,912)    (2,915,207)   (17,262,723)
   Death benefits                                              (648,117)    (2,184,304)    (2,979,115)      (776,095)    (2,139,750)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            168,145,266    283,879,436    326,083,939    122,817,518    222,702,207
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AIM VI         AIM VI         AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS      THDL INTL        SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $    730,882   $    (74,442)  $   (640,514)  $   (399,010)  $   (465,418)
Net realized gain (loss) on sales of investments              1,491,567     (2,283,736)    (3,697,581)        48,925        228,391
Distributions from capital gains                                718,692             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,725,833     39,063,408      8,601,381      4,053,514      7,620,656
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   7,666,974     36,705,230      4,263,286      3,703,429      7,383,629
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,005,939     22,113,469      3,053,791     22,001,001      1,511,697
Net transfers(1)                                             15,962,954     48,201,164     (2,075,689)    11,910,446     (2,457,919)
Transfers for policy loans                                       (6,978)       130,020        (87,887)       (32,392)       (30,735)
Adjustments to net assets allocated to
  contracts in payout period                                       (286)       (92,847)        (8,629)        (1,529)        (3,563)
Contract charges                                                (15,377)      (127,538)       (47,667)       (32,583)       (26,467)
Contract terminations:
   Surrender benefits                                        (5,826,973)   (15,533,625)    (2,507,221)    (1,010,658)    (1,770,607)
   Death benefits                                              (160,179)    (1,765,606)      (701,992)      (253,983)      (442,292)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,959,100     52,925,037     (2,375,294)    32,580,302     (3,219,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,822,989    192,940,837     76,359,575     32,606,965     53,705,638
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 50,449,063   $282,571,104   $ 78,247,567   $ 68,890,696   $ 57,869,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       15,682,750    215,587,211     89,596,127     34,678,535     41,077,334
Contract purchase payments                                   12,333,827     27,906,943      3,596,889     23,279,167      1,118,295
Net transfers(1)                                             15,358,122     55,873,725     (2,412,320)    12,701,588     (1,864,248)
Transfers for policy loans                                       (7,738)       122,688       (104,594)       (35,190)       (22,048)
Contract charges                                                (14,868)      (140,782)       (56,237)       (34,874)       (19,619)
Contract terminations:
   Surrender benefits                                          (672,990)   (16,276,899)    (2,965,645)    (1,080,785)    (1,312,319)
   Death benefits                                              (158,228)    (1,965,821)      (831,861)      (268,217)      (329,746)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             42,520,875    281,107,065     86,822,359     69,240,224     38,647,649
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI                        AIM VI
                                                             CAP DEV,       CORE EQ,        AIM VI       FIN SERV,        AIM VI
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I        DYN, SER I       SER I       TECH, SER I
OPERATIONS
Investment income (loss) -- net                            $   (266,313)  $ (1,737,496)  $   (148,082)  $    (11,654)  $   (124,562)
Net realized gain (loss) on sales of investments                210,531        526,759        474,871        255,857         22,845
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,848,211     43,215,452      1,630,175      1,239,726        956,043
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,792,429     42,004,715      1,956,964      1,483,929        854,326
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,006,777     14,330,856      1,803,020      4,117,218      3,829,305
Net transfers(1)                                              6,388,958    (15,715,664)    (2,285,222)       275,231      4,029,349
Transfers for policy loans                                      (14,801)       524,392        (14,646)          (250)       (18,101)
Adjustments to net assets allocated to
  contracts in payout period                                     (3,376)      (404,000)        (2,157)        (1,069)            --
Contract charges                                                (19,721)      (415,754)       (16,618)       (18,541)       (14,790)
Contract terminations:
   Surrender benefits                                          (373,219)   (46,263,413)      (471,714)      (444,632)      (399,752)
   Death benefits                                              (276,574)    (5,246,578)      (388,459)       (81,958)       (65,473)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               16,708,044    (53,190,161)    (1,375,796)     3,845,999      7,360,538
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              21,115,778    593,290,807     17,088,543     16,817,516     10,251,594
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 42,616,251   $582,105,361   $ 17,669,711   $ 22,147,444   $ 18,466,458
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       20,527,278    385,661,996     19,140,470     15,906,860     14,614,535
Contract purchase payments                                   10,369,334      9,199,731      1,965,313      3,811,073      5,540,010
Net transfers(1)                                              5,991,955    (10,332,539)    (2,540,465)       238,020      5,944,540
Transfers for policy loans                                      (14,476)       338,950        (16,601)          (279)       (27,741)
Contract charges                                                (18,595)      (267,975)       (18,224)       (17,174)       (22,109)
Contract terminations:
   Surrender benefits                                          (349,790)   (29,659,806)      (520,738)      (417,221)      (600,285)
   Death benefits                                              (261,374)    (3,373,998)      (425,461)       (77,649)       (97,168)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             36,244,332    351,566,359     17,584,294     19,443,630     25,351,782
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $   (295,672)  $   (652,673)  $   (155,723)  $   (263,992)  $ (1,291,295)
Net realized gain (loss) on sales of investments                254,384         93,031     (1,519,611)       113,313      2,476,814
Distributions from capital gains                                     --        284,870             --             --      4,804,401
Net change in unrealized appreciation or
  depreciation of investments                                21,507,374     35,982,856      8,417,745      7,720,183     74,288,626
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  21,466,086     35,708,084      6,742,411      7,569,504     80,278,546
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   54,403,186     55,761,059      1,734,986     15,328,621     15,454,777
Net transfers(1)                                             27,796,257     42,457,545      1,151,296      7,470,990     81,862,344
Transfers for policy loans                                      (84,824)       (53,202)       (11,362)       (26,425)       228,083
Adjustments to net assets allocated to
  contracts in payout period                                    (16,857)        (8,104)        (3,981)        (5,913)       (31,502)
Contract charges                                               (142,824)       (88,034)       (21,254)       (34,287)      (285,019)
Contract terminations:
   Surrender benefits                                        (4,241,633)    (2,373,299)    (1,183,258)      (858,494)   (45,954,032)
   Death benefits                                            (1,089,484)      (504,102)      (327,490)      (174,286)    (5,683,884)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               76,623,821     95,191,863      1,338,937     21,700,206     45,590,767
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             151,662,546     90,421,920     47,110,245     37,679,534    587,978,368
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $249,752,453   $221,321,867   $ 55,191,593   $ 66,949,244   $713,847,681
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      154,063,892     68,729,783     57,922,907     40,970,806    324,528,281
Contract purchase payments                                   53,813,111     39,523,043      2,076,991     16,130,771      8,456,988
Net transfers(1)                                             27,447,751     29,645,524      1,407,584      7,815,095     41,283,491
Transfers for policy loans                                      (84,530)       (38,349)       (13,596)       (27,898)        89,275
Contract charges                                               (141,750)       (62,587)       (25,531)       (36,276)      (150,001)
Contract terminations:
   Surrender benefits                                        (4,196,609)    (1,673,175)    (1,419,225)      (913,962)   (22,948,560)
   Death benefits                                            (1,074,292)      (354,525)      (394,643)      (183,001)    (3,065,444)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            229,827,573    135,769,714     59,554,487     63,755,535    348,194,030
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP       CS SM
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL II     SOCIAL BAL     VS CL B(2)        GRO          CAP GRO
OPERATIONS
Investment income (loss) -- net                            $   (279,106)  $    384,842   $  1,051,796   $   (312,351)  $ (5,142,429)
Net realized gain (loss) on sales of investments                201,419         90,022          4,039     (1,066,403)    (4,722,722)
Distributions from capital gains                              1,416,342             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                26,940,452      2,248,730        142,539      5,445,925     45,523,163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  28,279,107      2,723,594      1,198,374      4,067,171     35,658,012
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   60,736,216      7,640,686     26,564,606      1,151,677      9,078,883
Net transfers(1)                                             28,044,896      4,029,404      8,448,358     (4,172,796)     3,621,513
Transfers for policy loans                                      (81,235)       (27,907)        (6,539)       (26,166)       261,134
Adjustments to net assets allocated to
  contracts in payout period                                    (29,858)        (2,765)            --         (5,296)       (75,459)
Contract charges                                               (154,932)       (27,489)            --        (22,462)      (221,875)
Contract terminations:
   Surrender benefits                                        (4,568,303)      (979,595)      (140,474)    (1,175,989)   (32,681,462)
   Death benefits                                            (1,494,856)      (166,727)      (173,755)      (284,950)    (3,049,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               82,451,928     10,465,607     34,692,196     (4,535,982)   (23,066,803)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             161,582,569     29,106,929             --     37,126,122    402,465,065
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $272,313,604   $ 42,296,130   $ 35,890,570   $ 36,657,311   $415,056,274
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      141,162,933     31,464,149             --     34,940,271    313,369,549
Contract purchase payments                                   51,020,734      7,969,294     26,108,452      1,047,146      6,919,328
Net transfers(1)                                             23,345,252      4,274,149      8,194,801     (3,836,710)     2,189,545
Transfers for policy loans                                      (67,870)       (29,351)        (6,410)       (23,113)       201,743
Contract charges                                               (129,892)       (29,039)            --        (20,436)      (170,618)
Contract terminations:
   Surrender benefits                                        (3,808,956)    (1,034,180)      (130,419)    (1,080,555)   (25,115,344)
   Death benefits                                            (1,257,129)      (179,874)      (168,211)      (268,716)    (2,324,148)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            210,265,072     42,435,148     33,998,213     30,757,887    295,070,055
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA         FID VIP        FID VIP        FID VIP
                                                           FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,      MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 LG CAP, CL 2     CL 2(2)        SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $     36,284   $     54,869   $   (158,702)  $   (684,487)  $ (2,568,022)
Net realized gain (loss) on sales of investments                 69,532          7,824       (983,109)       170,486      2,259,485
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,498,341        962,078     12,313,008     17,261,870     67,189,559
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,604,157      1,024,771     11,171,197     16,747,869     66,881,022
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,982,641      7,052,816      7,895,216     94,622,179      9,580,767
Net transfers(1)                                              1,823,844      1,648,622      6,733,524     40,325,016     19,092,453
Transfers for policy loans                                       (5,261)        (9,493)       (87,429)       (83,709)      (161,278)
Adjustments to net assets allocated to
  contracts in payout period                                     (3,309)            --        (42,111)       (45,780)       (61,663)
Contract charges                                                (16,613)            --       (107,334)      (220,167)      (145,288)
Contract terminations:
   Surrender benefits                                          (439,776)       (32,536)    (7,768,721)    (6,107,831)    (9,005,546)
   Death benefits                                              (144,061)            --     (1,873,579)    (1,806,180)    (2,040,258)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,197,465      8,659,409      4,749,566    126,683,528     17,259,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,343,027             --    225,087,099    231,685,669    268,769,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 22,144,649   $  9,684,180   $241,007,862   $375,117,066   $352,909,698
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,707,429             --    245,972,419    228,595,699    138,655,203
Contract purchase payments                                    3,394,667      6,884,568      8,642,842     93,590,550      4,665,927
Net transfers(1)                                              2,047,987      1,606,204      7,302,151     39,430,591      9,280,439
Transfers for policy loans                                       (5,238)        (9,012)       (95,982)       (83,181)       (78,963)
Contract charges                                                (19,019)            --       (117,332)      (218,009)       (70,710)
Contract terminations:
   Surrender benefits                                          (508,008)       (31,731)    (8,509,870)    (6,041,701)    (4,352,320)
   Death benefits                                              (169,971)            --     (2,059,381)    (1,794,839)      (986,875)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             23,447,847      8,450,029    251,134,847    353,479,110    147,112,701
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP       FID VIP          FTVIPT        FTVIPT
                                                             MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL     FRANK SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2       EST, CL 2   CAP VAL, CL 2
OPERATIONS
Investment income (loss) -- net                            $ (3,409,546)  $     70,494   $   (138,859)  $  3,857,542  $  (1,174,550)
Net realized gain (loss) on sales of investments                142,015       (266,357)        70,493        417,885        291,691
Distributions from capital gains                                     --             --             --        548,146             --
Net change in unrealized appreciation or
  depreciation of investments                                98,925,700      9,142,630     15,273,162    109,406,731     38,543,791
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  95,658,169      8,946,767     15,204,796    114,230,304     37,660,932
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  140,097,486      2,838,869     43,117,010     92,441,491     36,363,690
Net transfers(1)                                             70,349,085     17,191,895     29,950,049     43,795,134     20,015,156
Transfers for policy loans                                     (243,439)       (13,795)       (40,169)      (152,091)       (59,532)
Adjustments to net assets allocated to
  contracts in payout period                                    (23,533)       (12,630)       (10,126)       (64,315)        (9,620)
Contract charges                                               (269,835)       (28,709)       (58,921)      (223,866)      (100,804)
Contract terminations:
   Surrender benefits                                        (8,265,017)    (2,100,395)    (1,921,754)   (10,730,393)    (3,910,286)
   Death benefits                                            (1,921,070)      (375,945)      (597,510)    (3,046,932)    (1,133,510)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              199,723,677     17,499,290     70,438,579    122,019,028     51,165,094
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             262,747,698     57,248,908     62,226,819    296,754,424    135,426,075
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $558,129,544   $ 83,694,965   $147,870,194   $533,003,756  $ 224,252,101
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      207,277,037     66,233,708     58,123,519    166,493,008     87,363,303
Contract purchase payments                                  104,784,289      3,271,492     39,755,536     49,110,153     22,455,545
Net transfers(1)                                             52,323,437     19,510,936     27,477,856     22,459,645     11,855,770
Transfers for policy loans                                     (182,634)       (15,639)       (37,154)       (79,988)       (37,026)
Contract charges                                               (199,149)       (32,615)       (54,105)      (115,228)       (61,091)
Contract terminations:
   Surrender benefits                                        (6,101,393)    (2,405,993)    (1,778,685)    (5,423,212)    (2,322,582)
   Death benefits                                            (1,409,416)      (429,894)      (557,565)    (1,563,586)      (688,129)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            356,492,171     86,131,995    122,929,402    230,880,792    118,565,790
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT      FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                           MUTUAL SHARES    DEV MKTS     TEMP FOR SEC,     CORE SM         CORE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SEC, CL 2      SEC, CL 1         CL 2          CAP EQ        U.S. EQ
OPERATIONS
Investment income (loss) -- net                            $   (115,561)  $  1,356,930   $     58,756   $   (291,246)  $    957,540
Net realized gain (loss) on sales of investments                110,880       (223,694)       150,564      1,303,981         17,313
Distributions from capital gains                                     --             --             --      2,037,159             --
Net change in unrealized appreciation or
  depreciation of investments                                11,030,710     44,077,374      5,433,284      3,053,882     25,856,016
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  11,026,029     45,210,610      5,642,604      6,103,776     26,830,869
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   31,913,758      4,583,722      1,137,692        991,371     41,186,099
Net transfers(1)                                             15,441,017     16,379,824      8,832,282     (3,758,123)    43,093,338
Transfers for policy loans                                      (28,742)       159,371         (5,069)       (15,334)       (55,532)
Adjustments to net assets allocated to
  contracts in payout period                                    (35,664)       (35,910)       (10,679)        (1,628)       (32,227)
Contract charges                                                (57,440)      (127,303)       (11,460)       (18,342)       (98,188)
Contract terminations:
   Surrender benefits                                        (1,916,890)   (17,764,751)      (747,972)    (1,460,255)    (4,378,303)
   Death benefits                                              (570,233)    (1,434,279)      (210,136)      (302,856)    (1,707,279)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               44,745,806      1,760,674      8,984,658     (4,565,167)    78,007,908
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              62,600,978    193,809,275     26,414,631     43,240,220    146,764,984
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $118,372,813   $240,780,559   $ 41,041,893   $ 44,778,829   $251,603,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       58,929,248    272,504,410     24,004,481     29,915,980    169,761,645
Contract purchase payments                                   29,205,759      6,142,294        989,760        659,185     44,317,144
Net transfers(1)                                             14,089,446     21,323,559      7,499,429     (2,515,003)    46,738,683
Transfers for policy loans                                      (26,693)       214,585         (4,403)       (10,522)       (62,479)
Contract charges                                                (52,632)      (171,494)        (9,927)       (12,179)      (108,169)
Contract terminations:
   Surrender benefits                                        (1,751,119)   (23,498,505)      (649,428)      (975,204)    (4,864,938)
   Death benefits                                              (523,330)    (1,929,023)      (178,445)      (202,850)    (1,903,400)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             99,870,679    274,585,826     31,651,467     26,859,407    253,878,486
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                             MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL            SERV           SERV           SERV         INTL EQ
OPERATIONS
Investment income (loss) -- net                            $   (546,429)  $   (206,860)  $    (14,493)  $   (277,576)  $   (406,162)
Net realized gain (loss) on sales of investments                249,226     (3,203,997)    (1,502,505)    (4,805,699)       418,154
Distributions from capital gains                             37,963,658             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                42,312,887      3,197,033     16,805,361     10,920,933     18,904,327
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  79,979,342       (213,824)    15,288,363      5,837,658     18,916,319
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   68,429,617      1,914,090      5,475,868      1,726,576     29,521,230
Net transfers(1)                                             52,432,656     (2,939,827)   (10,117,127)    (6,514,777)    14,291,040
Transfers for policy loans                                     (184,629)       (14,833)       (40,171)       (32,945)       (43,557)
Adjustments to net assets allocated to
  contracts in payout period                                    (44,902)        (1,474)        (9,154)        (1,346)       (26,925)
Contract charges                                               (205,308)       (24,107)       (61,525)       (30,610)       (68,474)
Contract terminations:
   Surrender benefits                                        (8,159,755)      (806,922)    (2,634,023)    (1,138,282)    (3,105,206)
   Death benefits                                            (2,392,310)      (153,840)      (458,256)      (181,226)    (1,202,515)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              109,875,369     (2,026,913)    (7,844,388)    (6,172,610)    39,365,593
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             261,988,426     26,414,643     92,187,531     34,433,521    102,535,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $451,843,137   $ 24,173,906   $ 99,631,506   $ 34,098,569   $160,817,065
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      162,339,005     71,812,097    152,636,050     85,735,607    123,055,609
Contract purchase payments                                   40,196,741      5,250,941      8,569,964      4,161,033     34,050,282
Net transfers(1)                                             29,693,145     (8,456,187)   (16,310,217)   (15,553,204)    16,246,138
Transfers for policy loans                                     (103,252)       (39,263)       (65,467)       (78,879)       (51,208)
Contract charges                                               (117,848)       (69,153)       (98,182)       (72,930)       (79,638)
Contract terminations:
   Surrender benefits                                        (4,615,844)    (2,328,360)    (4,215,074)    (2,700,552)    (3,617,534)
   Death benefits                                            (1,373,563)      (383,090)      (728,721)      (432,148)    (1,395,882)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            226,018,384     65,786,985    139,788,353     71,058,927    168,207,767
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             MFS INV          MFS            MFS            MFS           OPPEN
                                                            GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,     GLOBAL SEC
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL        SERV CL       SERV CL(2)      SERV CL      VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                            $   (974,680)  $ (1,053,729)  $    (29,969)  $    152,074   $    (78,756)
Net realized gain (loss) on sales of investments               (966,901)      (309,601)         2,666        217,593          2,822
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,317,936      7,566,711      1,747,939     12,349,971      3,484,909
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   9,376,355      6,203,381      1,720,636     12,719,638      3,408,975
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   21,913,445     18,808,276     21,308,342     13,859,353     20,113,707
Net transfers(1)                                             (3,262,306)   (12,056,663)     5,844,279      7,528,345      4,963,093
Transfers for policy loans                                      (35,887)       (59,999)        (2,294)       (35,259)       (11,696)
Adjustments to net assets allocated to
  contracts in payout period                                    (13,306)       (16,451)        (3,474)       (12,016)        (2,897)
Contract charges                                                (71,857)       (83,908)            --        (30,781)            --
Contract terminations:
   Surrender benefits                                        (2,842,480)    (3,048,623)      (107,768)    (1,251,705)       (64,060)
   Death benefits                                              (897,270)      (867,921)            --       (272,981)       (17,657)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,790,339      2,674,711     27,039,085     19,784,956     24,980,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             103,233,592    119,207,145             --     31,692,977             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $127,400,286   $128,085,237   $ 28,759,721   $ 64,197,571   $ 28,389,465
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      172,321,885    146,403,867             --     33,750,603             --
Contract purchase payments                                   35,325,971     23,066,981     20,796,985     13,329,124     19,922,002
Net transfers(1)                                             (5,881,804)   (15,275,661)     5,549,636      7,255,084      4,695,700
Transfers for policy loans                                      (60,063)       (73,895)        (2,239)       (35,787)       (11,953)
Contract charges                                               (118,899)      (104,873)            --        (29,863)            --
Contract terminations:
   Surrender benefits                                        (4,729,069)    (3,831,976)      (102,647)    (1,203,961)       (61,716)
   Death benefits                                            (1,427,993)    (1,109,302)            --       (273,544)       (17,574)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            195,430,028    149,075,141     26,241,735     52,791,656     24,526,459
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                              OPPEN                                       PUT VT
                                                            OPPEN MAIN      STRATEGIC       PIONEER        PIONEER        HEALTH
                                                             ST SM CAP        BOND          EQ INC       EUROPE VCT,     SCIENCES,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VA, SERV(2)    VA, SERV(2)    VCT, CL II        CL II          CL IB
OPERATIONS
Investment income (loss) -- net                            $    (64,985)  $    (52,862)  $    600,248   $     (9,929)  $   (217,416)
Net realized gain (loss) on sales of investments                 (1,282)        19,201        384,138         95,785        139,936
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,340,218      2,223,933      6,073,072        761,903      2,139,930
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,273,951      2,190,272      7,057,458        847,759      2,062,450
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,389,062     40,240,819      5,108,212        728,644      6,724,326
Net transfers(1)                                              3,623,127      7,459,708      2,868,290        567,029        272,151
Transfers for policy loans                                       (7,062)        (3,001)         1,100         (2,139)       (15,856)
Adjustments to net assets allocated to
  contracts in payout period                                        (39)        (2,238)        (8,068)            --         (2,317)
Contract charges                                                     --             --        (33,652)        (3,508)       (31,146)
Contract terminations:
   Surrender benefits                                           (60,364)      (153,842)      (922,044)       (89,306)      (929,155)
   Death benefits                                               (48,667)       (36,150)      (390,248)       (30,776)      (213,007)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               16,896,057     47,505,296      6,623,590      1,169,944      5,804,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --     42,277,081      4,092,274     28,128,078
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,170,008   $ 49,695,568   $ 55,958,129   $  6,109,977   $ 35,995,524
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --     42,477,097      3,936,545     30,752,878
Contract purchase payments                                   13,234,450     39,490,524      4,975,152        674,738      7,308,123
Net transfers(1)                                              3,523,948      7,191,284      2,728,009        517,971        241,004
Transfers for policy loans                                       (7,223)        (3,027)           852         (2,011)       (17,299)
Contract charges                                                     --             --        (32,496)        (3,265)       (34,050)
Contract terminations:
   Surrender benefits                                           (57,739)      (144,752)      (881,970)       (83,320)    (1,004,207)
   Death benefits                                               (50,219)       (35,020)      (374,307)       (28,809)      (235,423)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             16,643,217     46,499,009     48,892,337      5,011,849     37,011,026
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT
                                                             INTL EQ,     INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB          CL IB          CL IA       VISTA, CL IB    MICRO-CAP
OPERATIONS
Investment income (loss) -- net                            $    435,001   $    145,038   $ (4,417,611)  $   (842,677)  $ (1,094,163)
Net realized gain (loss) on sales of investments              1,171,208     (9,105,804)   (34,346,947)   (12,490,909)     2,519,476
Distributions from capital gains                                     --             --             --             --      9,893,706
Net change in unrealized appreciation or
  depreciation of investments                                 9,558,457     18,991,209     67,672,045     29,121,717      4,300,071
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  11,164,666     10,030,443     28,907,487     15,788,131     15,619,090
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,511,984      3,989,567     10,958,989      6,275,108      3,355,371
Net transfers(1)                                             (5,683,731)   (15,607,770)   (45,280,125)   (19,946,617)     1,355,831
Transfers for policy loans                                       (3,458)       (76,097)       432,820        (35,822)       (89,132)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,543)        25,876       (101,760)       (12,785)       101,749
Contract charges                                                (55,174)       (68,596)      (323,028)       (87,393)       (49,041)
Contract terminations:
   Surrender benefits                                        (1,568,107)    (3,169,519)   (33,231,204)    (3,085,672)    (4,238,566)
   Death benefits                                              (595,423)      (770,232)    (2,299,235)      (666,852)    (1,154,394)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,604,548    (15,676,771)   (69,843,543)   (17,560,033)      (718,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              70,668,503     94,570,452    378,811,384    102,199,527    122,428,110
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 84,437,717   $ 88,924,124   $337,875,328   $100,427,625   $137,329,018
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       70,061,727    128,359,678    324,630,611    131,761,615     54,944,664
Contract purchase payments                                   10,122,904      5,319,344      9,337,785      7,724,009      1,444,016
Net transfers(1)                                             (5,383,084)   (20,881,836)   (38,717,314)   (24,684,913)       512,806
Transfers for policy loans                                       (3,568)      (103,323)       376,691        (43,880)       (38,213)
Contract charges                                                (53,507)       (91,669)      (277,280)      (108,176)       (21,159)
Contract terminations:
   Surrender benefits                                        (1,516,289)    (4,238,246)   (28,343,885)    (3,817,648)    (1,821,349)
   Death benefits                                              (579,603)    (1,029,582)    (1,962,969)      (810,704)      (494,531)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             72,648,580    107,334,366    265,043,639    110,020,303     54,526,234
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                                      VANK LIT
                                                 STRONG OPP II,      THIRD AVE        COMSTOCK,        WANGER           WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)        ADVISOR CL            VAL           CL II(2)       INTL SM CAP      U.S. SM CO
OPERATIONS
Investment income (loss) -- net                 $      (695,611) $      (487,645) $      (232,977) $      (546,378) $    (3,904,799)
Net realized gain (loss) on sales of
  investments                                         1,001,614        2,864,955            1,929          103,769          303,044
Distributions from capital gains                             --        1,555,176               --               --               --
Net change in unrealized appreciation or
  depreciation of investments                        12,710,146       22,867,215        7,580,848       55,901,372       83,030,166
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          13,016,149       26,799,701        7,349,800       55,458,763       79,428,411
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           13,003,612        4,587,854       63,603,038       48,017,387      104,960,608
Net transfers(1)                                     (3,079,073)         408,384       16,382,117       43,002,202       57,714,071
Transfers for policy loans                              (47,988)        (107,751)         (26,997)        (100,924)        (192,776)
Adjustments to net assets allocated to
  contracts in payout period                             (7,239)         (32,679)            (833)         (12,109)         (45,521)
Contract charges                                        (67,821)         (57,896)              --         (120,876)        (278,542)
Contract terminations:
   Surrender benefits                                (1,930,438)      (4,759,685)        (262,753)      (4,275,996)     (10,630,849)
   Death benefits                                      (578,477)      (1,183,749)         (39,778)      (1,107,187)      (2,940,351)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        7,292,576       (1,145,522)      79,654,794       85,402,497      148,586,640
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      71,662,887      142,903,556               --      141,172,383      351,317,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $    91,971,612  $   168,557,735       87,004,594  $   282,033,643  $   579,332,166
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               73,209,261       67,134,941               --      130,667,629      261,219,059
Contract purchase payments                           12,445,579        2,057,089       60,674,429       39,584,100       75,981,538
Net transfers(1)                                     (2,924,571)          99,626       15,295,774       35,791,147       41,200,729
Transfers for policy loans                              (46,691)         (48,621)         (25,800)         (86,191)        (137,569)
Contract charges                                        (65,229)         (25,840)              --         (100,951)        (199,661)
Contract terminations:
   Surrender benefits                                (1,841,200)      (2,112,542)        (242,093)      (3,590,391)      (7,571,578)
   Death benefits                                      (552,362)        (518,086)         (38,664)        (925,709)      (2,085,105)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     80,224,787       66,586,567       75,663,646      201,339,634      368,407,413
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
                                                                    WF ADV             WF ADV             WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                         ASSET ALLOC         INTL CORE         SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                $       974,113    $      (108,135)   $      (302,130)
Net realized gain (loss) on sales of investments                       298,605            175,763            403,635
Distributions from capital gains                                     2,431,399                 --                 --
Net change in unrealized appreciation or
  depreciation of investments                                        2,809,536          1,494,917          4,151,455
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          6,513,653          1,562,545          4,252,960
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          10,859,440          2,010,444          4,218,795
Net transfers(1)                                                    14,230,154          3,144,006          2,334,292
Transfers for policy loans                                             (13,676)           (10,764)           (16,097)
Adjustments to net assets allocated to
  contracts in payout period                                            (6,766)                --               (975)
Contract charges                                                       (57,395)           (13,345)           (29,143)
Contract terminations:
   Surrender benefits                                               (2,137,697)          (390,737)          (791,834)
   Death benefits                                                     (476,191)           (59,402)          (140,775)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      22,397,869          4,680,202          5,574,263
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     60,494,731         13,353,401         29,921,202
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $    89,406,253    $     9,596,148    $    39,748,425
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              59,332,447         14,684,279         36,311,628
Contract purchase payments                                          10,500,399          2,185,016          4,913,587
Net transfers(1)                                                    13,673,779          3,377,422          2,600,450
Transfers for policy loans                                             (13,429)           (11,826)           (18,595)
Contract charges                                                       (55,304)           (14,632)           (34,483)
Contract terminations:
   Surrender benefits                                               (2,053,459)          (430,442)          (932,737)
   Death benefits                                                     (466,903)           (61,759)          (164,510)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    80,917,530         19,728,058         42,675,340
====================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
(2)  For the period Feb. 4, 2004 (commencement of operations) to Dec. 31, 2004.
(3)  For the period Sept. 13, 2004 (commencement of operations) to Dec. 31,
     2004.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                              AXP VP           AXP VP           AXP VP            AXP VP           AXP VP
YEAR ENDED DECEMBER 31, 2003                 CASH MGMT        DIV BOND        DIV EQ INC         EQ SELECT       GLOBAL BOND
OPERATIONS
Investment income (loss) -- net           $    (2,654,279) $    20,211,783  $     1,322,264  $      (453,416) $    13,441,797
Net realized gain (loss) on sales of
  investments                                     (19,810)      (2,574,413)        (383,468)         188,409          622,823
Distributions from capital gains                       --               --               --               --               --
Net change in unrealized appreciation or
  depreciation of investments                      19,833        8,044,987       64,882,980       12,247,749       10,091,188
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (2,654,256)      25,682,357       65,821,776       11,982,742       24,155,808
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                    525,518,056      127,013,018       52,462,908       25,109,558       37,014,728
Net transfers(1)                             (632,849,052)     (54,905,612)      42,521,540       21,611,867       28,766,310
Transfers for policy loans                         60,532         (126,856)         (93,309)         (36,636)         (13,525)
Adjustments to net assets allocated to
  contracts in payout period                      (44,263)        (389,997)         (48,513)          (2,237)         (43,611)
Contract charges                                 (283,706)        (333,240)        (114,133)         (29,708)         (76,483)
Contract terminations:
   Surrender benefits                         (53,880,914)     (33,358,670)      (4,108,303)      (3,058,681)      (7,438,382)
   Death benefits                              (8,088,130)      (9,570,538)        (990,333)        (576,365)      (2,509,208)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (169,567,477)      28,328,105       89,629,857       43,017,798       55,699,829
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               711,963,749      734,052,974      132,660,463       28,082,283      173,577,069
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $   539,742,016  $   788,063,436  $   288,112,096  $    83,082,823  $   253,432,706
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        636,468,942      589,321,394      160,822,139       30,901,886      141,210,104
Contract purchase payments                    485,388,589      106,021,559       53,648,579       27,523,400       30,002,170
Net transfers(1)                             (579,950,016)     (42,734,636)      40,973,231       23,470,168       22,990,689
Transfers for policy loans                         29,043         (115,561)         (97,895)         (41,083)         (12,398)
Contract charges                                 (255,124)        (266,737)        (121,826)         (31,813)         (59,978)
Contract terminations:
   Surrender benefits                         (47,492,122)     (26,172,128)      (4,363,852)      (1,106,664)      (5,731,769)
   Death benefits                              (7,250,413)      (7,584,422)      (1,042,731)        (656,118)      (1,948,956)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              486,938,899      618,469,469      249,817,645       80,059,776      186,449,862
=============================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                               AXP VP
                                               AXP VP         HI YIELD          AXP VP           AXP VP            AXP VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)         GRO            BOND           LG CAP EQ         MANAGED           NEW DIM
OPERATIONS
Investment income (loss) -- net           $      (998,454) $    36,085,392  $    (1,207,089) $     4,987,812  $    (6,256,381)
Net realized gain (loss) on sales of
  investments                                  (5,007,964)      (3,426,001)     (11,450,024)     (13,463,468)     (17,001,567)
Distributions from capital gains                       --               --               --               --               --
Net change in unrealized appreciation
  or depreciation of investments               35,345,964       81,863,703       71,038,662       86,895,232      340,017,312
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    29,339,546      114,523,094       58,381,549       78,419,576      316,759,364
=============================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                     36,865,765      114,336,600       27,113,741       39,967,734      145,686,406
Net transfers(1)                               19,189,686      107,491,599        4,586,714      (16,356,348)      13,116,455
Transfers for policy loans                           (822)         (73,235)          96,896          161,185          492,936
Adjustments to net assets allocated to
  contracts in payout period                      (29,684)        (203,383)        (167,205)        (464,591)        (807,320)
Contract charges                                 (137,386)        (192,621)        (183,401)        (320,087)      (1,354,720)
Contract terminations:
   Surrender benefits                          (3,475,358)     (17,660,612)      (9,778,019)     (17,590,888)     (55,651,796)
   Death benefits                              (1,200,058)      (5,624,418)      (2,570,365)      (5,806,366)     (12,799,750)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 51,212,143      198,073,930       19,098,361         (409,361)      88,682,211
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               122,448,498      399,795,132      208,846,900      418,919,154    1,346,629,418
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $   203,000,187  $   712,392,156  $   286,326,810  $   496,929,369  $ 1,752,070,993
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        257,108,052      426,029,573      249,561,124      376,501,804    1,385,194,487
Contract purchase payments                     67,825,457      112,785,202       38,252,062       43,327,695      173,504,790
Net transfers(1)                               34,291,099      105,464,557        2,318,371      (15,622,690)      15,874,647
Transfers for policy loans                          5,912          (75,306)          48,290           89,441          120,421
Contract charges                                 (264,197)        (184,989)        (194,106)        (269,902)      (1,299,803)
Contract terminations:
   Surrender benefits                          (6,685,441)     (16,517,216)     (10,018,696)     (14,318,124)     (49,007,487)
   Death benefits                              (2,302,876)      (5,374,179)      (2,917,459)      (5,091,383)     (12,415,730)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              349,978,006      622,127,642      277,049,586      384,616,841    1,511,971,325
=============================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     CAP VAL        S&P 500        DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $   (885,602)  $    403,366   $  5,420,596   $   (647,662)  $ (2,204,509)
Net realized gain (loss) on sales of investments                794,878     (1,278,992)       343,904       (186,023)   (31,426,819)
Distributions from capital gains                              2,259,552             --      1,845,562             --             --
Net change in unrealized appreciation or
  depreciation of investments                                35,584,809     29,811,475     (5,427,172)    31,071,094     81,126,145
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  37,753,637     28,935,849      2,182,890     30,237,409     47,494,817
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   33,624,432     34,718,735    175,917,263     17,994,577     13,828,812
Net transfers(1)                                             19,741,760     21,371,233    (84,316,745)    17,635,072    (10,702,025)
Transfers for policy loans                                      (57,420)       (61,868)      (178,425)       (41,404)       125,446
Adjustments to net assets allocated to
  contracts in payout period                                    (13,798)       (27,809)       (86,195)        (6,444)       (83,828)
Contract charges                                                (86,870)       (75,711)      (155,390)       (49,131)      (188,765)
Contract terminations:
   Surrender benefits                                        (6,847,362)    (2,724,688)   (12,308,620)    (1,789,797)    (8,191,141)
   Death benefits                                              (483,434)      (983,630)    (3,961,027)      (489,407)    (1,269,146)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               45,877,308     52,216,262     74,910,861     33,253,466     (6,480,647)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              76,357,758     82,220,363    304,224,207     53,405,154    183,288,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $159,988,703   $163,372,474   $381,317,958   $116,896,029   $224,303,051
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       77,905,583    134,292,075    256,041,136     60,352,507    276,115,084
Contract purchase payments                                   31,974,425     49,639,304    149,226,061     16,625,061     20,685,509
Net transfers(1)                                             18,358,812     30,045,561    (71,337,463)    15,324,942    (18,668,624)
Transfers for policy loans                                      (54,809)       (95,169)      (150,036)       (36,861)       147,205
Contract charges                                                (82,488)      (111,757)      (131,156)       (46,931)      (261,058)
Contract terminations:
   Surrender benefits                                        (1,853,425)    (3,968,931)   (10,319,962)    (1,684,904)   (10,581,244)
   Death benefits                                              (465,169)    (1,463,036)    (3,330,843)      (480,159)    (1,722,007)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            125,782,929    208,338,047    319,997,737     90,053,655    265,714,865
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AIM VI         AIM VI         AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    EMER MKTS      THDL INTL        SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $    124,481   $   (436,105)  $   (576,884)  $   (185,643)  $   (402,155)
Net realized gain (loss) on sales of investments               (478,430)   (30,733,937)    (6,890,855)       (62,037)    (1,484,214)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 5,054,736     71,463,388     24,451,892      5,903,371     15,706,571
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,700,787     40,293,346     16,984,153      5,655,691     13,820,202
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,753,261      9,553,809      3,217,697      8,299,973      1,497,797
Net transfers(1)                                              3,271,562     (7,329,407)    (5,429,983)     4,762,167     (3,875,920)
Transfers for policy loans                                       (3,794)       124,341         (3,779)        (8,485)        (4,712)
Adjustments to net assets allocated to
  contracts in payout period                                       (205)       (84,592)        (7,786)            --         (3,019)
Contract charges                                                 (5,725)      (111,310)       (52,587)       (16,532)       (27,897)
Contract terminations:
   Surrender benefits                                          (622,453)    (7,356,403)    (1,940,990)      (507,815)    (1,239,496)
   Death benefits                                               (56,469)    (1,398,174)      (542,753)       (61,491)      (356,818)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,336,177     (6,601,736)    (4,760,181)    12,467,817     (4,010,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,786,025    159,249,227     64,135,603     14,483,457     43,895,501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,822,989   $192,940,837   $ 76,359,575   $ 32,606,965   $ 53,705,638
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,254,980    223,250,702     96,660,427     19,767,115     45,061,874
Contract purchase payments                                    3,382,790     14,395,247      4,414,435      9,997,598      1,378,797
Net transfers(1)                                              3,943,708    (10,376,607)    (8,048,939)     5,635,887     (3,912,040)
Transfers for policy loans                                       (5,553)       155,121         (4,085)       (12,049)        (3,027)
Contract charges                                                 (7,427)      (149,627)       (72,440)       (20,075)       (25,626)
Contract terminations:
   Surrender benefits                                          (813,307)    (9,780,813)    (2,616,135)      (614,800)    (1,098,900)
   Death benefits                                               (72,441)    (1,906,812)      (737,136)       (75,141)      (323,744)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             15,682,750    215,587,211     89,596,127     34,678,535     41,077,334
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI                        AIM VI
                                                             CAP DEV,       CORE EQ,        AIM VI       FIN SERV,        AIM VI
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SER II         SER I        DYN, SER I       SER I       TECH, SER I
OPERATIONS
Investment income (loss) -- net                            $   (123,895)  $ (1,357,512)  $   (100,450)  $    (27,744)  $    (52,829)
Net realized gain (loss) on sales of investments                (12,445)   (11,322,541)        (9,737)        26,278        (67,034)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,564,134    124,029,162      3,886,638      3,201,827      2,247,960
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,427,794    111,349,109      3,776,451      3,200,361      2,128,097
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,210,043     16,216,654      3,664,621      3,751,113      3,091,112
Net transfers(1)                                              2,915,895    (34,375,865)     2,001,367      1,820,880      1,907,689
Transfers for policy loans                                      (13,087)       505,075         (1,366)        (6,589)        (2,232)
Adjustments to net assets allocated to
  contracts in payout period                                     (2,650)      (159,139)        (1,783)          (575)            --
Contract charges                                                (11,108)      (446,181)       (11,511)       (11,239)        (6,257)
Contract terminations:
   Surrender benefits                                          (360,400)   (22,656,136)      (304,766)      (244,280)      (184,864)
   Death benefits                                               (26,948)    (5,382,420)      (121,449)      (123,349)       (45,963)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,711,745    (46,298,012)     5,225,113      5,185,961      4,759,485
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,976,239    528,239,710      8,086,979      8,431,194      3,364,012
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 21,115,778   $593,290,807   $ 17,088,543   $ 16,817,516   $ 10,251,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,985,097    422,059,735     12,408,687     10,256,843      6,964,276
Contract purchase payments                                    4,792,968     12,242,637      4,735,557      4,095,202      5,005,499
Net transfers(1)                                              3,196,804    (27,721,145)     2,557,604      1,962,370      3,026,389
Transfers for policy loans                                      (15,579)       378,790         (1,689)        (8,042)        (3,470)
Contract charges                                                (12,557)      (336,892)       (15,002)       (12,249)       (10,376)
Contract terminations:
   Surrender benefits                                          (389,053)   (16,970,042)      (383,397)      (262,442)      (297,984)
   Death benefits                                               (30,402)    (3,991,087)      (161,290)      (124,822)       (69,799)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,527,278    385,661,996     19,140,470     15,906,860     14,614,535
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $    (76,473)  $   (295,865)  $    (50,982)  $    (88,382)  $   (627,336)
Net realized gain (loss) on sales of investments                (21,353)        58,600     (3,017,197)        23,942     (1,391,895)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                28,233,715     19,687,054     11,844,970      6,091,686    124,163,283
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  28,135,889     19,449,789      8,776,791      6,027,246    122,144,052
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   43,431,767     29,902,315      1,678,427     10,222,403     13,494,272
Net transfers(1)                                             21,843,955     18,834,574     (1,099,582)     6,610,675     30,418,428
Transfers for policy loans                                      (81,487)       (34,691)        (8,204)       (23,099)       232,965
Adjustments to net assets allocated to
  contracts in payout period                                    (13,557)          (720)        (3,865)        (1,221)      (139,240)
Contract charges                                                (69,161)       (26,723)       (21,707)       (16,043)      (256,711)
Contract terminations:
   Surrender benefits                                        (1,789,175)      (555,579)      (867,979)      (744,935)   (20,348,890)
   Death benefits                                              (520,473)      (151,306)      (245,004)      (140,983)    (3,507,461)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               62,801,869     47,967,870       (567,914)    15,906,797     19,893,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              60,724,788     23,004,261     38,901,368     15,745,491    445,940,953
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $151,662,546   $ 90,421,920   $ 47,110,245   $ 37,679,534   $587,978,368
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       80,843,334     24,976,997     59,023,971     21,224,726    313,517,964
Contract purchase payments                                   50,758,954     27,272,747      2,440,472     12,684,605      9,172,137
Net transfers(1)                                             25,345,644     17,179,025     (1,885,501)     8,234,205     17,020,152
Transfers for policy loans                                      (95,316)       (34,900)       (12,976)       (31,050)       133,777
Contract charges                                                (81,327)       (24,055)       (31,935)       (20,251)      (168,334)
Contract terminations:
   Surrender benefits                                        (2,074,822)      (508,669)    (1,255,073)      (935,190)   (12,837,317)
   Death benefits                                              (632,575)      (131,362)      (356,051)      (186,239)    (2,310,098)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            154,063,892     68,729,783     57,922,907     40,970,806    324,528,281
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
                                                                                                                         EG VA
                                                             AC VP        CALVERT VS     CS MID-CAP     CS SM CAP     FUNDAMENTAL
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                 VAL, CL II     SOCIAL BAL        GRO             GRO      LG CAP, CL 2(2)
OPERATIONS
Investment income (loss) -- net                           $    (92,173)  $    329,721   $   (279,132)  $ (4,093,627)  $     64,317
Net realized gain (loss) on sales of investments               (38,314)      (100,244)    (2,278,859)   (11,811,653)         3,648
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               29,641,184      3,539,900     13,874,632    139,785,529        690,471
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 29,510,697      3,769,377     11,316,641    123,880,249        758,436
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  42,505,799      6,903,282      1,229,407      9,460,131        381,976
Net transfers(1)                                            21,683,258      3,697,474     (3,248,346)    10,447,009     15,261,712
Transfers for policy loans                                     (79,026)        (6,571)         5,173        232,507            215
Adjustments to net assets allocated to
  contracts in payout period                                   (17,894)        (2,332)        (4,600)       (53,585)          (279)
Contract charges                                               (79,298)       (18,102)       (24,186)      (210,520)          (607)
Contract terminations:
   Surrender benefits                                       (2,205,290)      (497,048)      (779,180)   (14,528,905)       (58,426)
   Death benefits                                             (482,995)      (128,354)      (165,533)    (2,330,433)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              61,324,554      9,948,349     (2,987,265)     3,016,204     15,584,591
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             70,747,318     15,389,203     28,796,746    275,568,612             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $161,582,569   $ 29,106,929   $ 37,126,122   $402,465,065   $ 16,343,027
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      78,735,545     19,779,684     38,545,846    314,848,573             --
Contract purchase payments                                  43,481,941      8,158,549      1,420,177      9,139,082        450,436
Net transfers(1)                                            21,808,993      4,303,515     (3,964,787)     5,464,465     18,326,428
Transfers for policy loans                                     (82,354)        (8,692)         7,209        226,703            254
Contract charges                                               (80,783)       (21,579)       (28,217)      (204,958)          (725)
Contract terminations:
   Surrender benefits                                       (2,210,831)      (589,611)      (867,766)   (13,844,974)       (68,964)
   Death benefits                                             (489,578)      (157,717)      (172,191)    (2,259,342)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           141,162,933     31,464,149     34,940,271    313,369,549     18,707,429
==================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $    378,841   $   (283,803)  $ (1,162,708)  $ (1,029,711)  $    (55,536)
Net realized gain (loss) on sales of investments             (2,012,487)       (15,898)      (382,943)       (40,159)    (3,117,636)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                40,678,751     29,136,740     71,487,970     56,740,412     18,866,600
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  39,045,105     28,837,039     69,942,319     55,670,542     15,693,428
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,873,472     81,533,695      8,372,475     77,034,070      1,918,670
Net transfers(1)                                             16,291,429     47,878,815     10,799,159     46,648,209      2,999,551
Transfers for policy loans                                      (75,974)      (131,228)       (71,511)      (103,265)        (3,504)
Adjustments to net assets allocated to
  contracts in payout period                                    (28,501)       (22,720)       (38,204)       (10,002)        (9,365)
Contract charges                                               (111,114)       (87,978)      (132,476)      (108,872)       (23,912)
Contract terminations:
   Surrender benefits                                        (5,263,399)    (2,134,536)    (5,612,032)    (2,514,673)      (863,125)
   Death benefits                                            (1,574,626)      (673,219)    (1,116,860)      (977,796)      (303,147)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               17,111,287    126,362,829     12,200,551    119,967,671      3,715,168
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             168,930,707     76,485,801    186,626,619     87,109,485     37,840,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $225,087,099   $231,685,669   $268,769,489   $262,747,698   $ 57,248,908
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      226,421,765     92,339,067    132,332,084     94,048,045     62,136,439
Contract purchase payments                                    9,603,108     88,252,021      5,402,722     73,429,134      2,860,402
Net transfers(1)                                             18,502,210     51,286,815      5,343,511     43,275,130      2,952,040
Transfers for policy loans                                      (91,078)      (143,573)       (43,712)      (100,823)        (3,853)
Contract charges                                               (136,092)       (95,445)       (86,313)      (103,835)       (35,720)
Contract terminations:
   Surrender benefits                                        (6,405,210)    (2,304,223)    (3,572,489)    (2,346,679)    (1,251,615)
   Death benefits                                            (1,922,284)      (738,963)      (720,600)      (923,935)      (423,985)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            245,972,419    228,595,699    138,655,203    207,277,037     66,233,708
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT         FTVIPT      FTVIPT TEMP
                                                            OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    DEV MKTS
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SERV CL 2      EST, CL 2     CAP VAL, CL 2    SEC, CL 2     SEC, CL 1
OPERATIONS
Investment income (loss) -- net                            $   (170,039)  $  3,294,960   $   (617,384)  $     28,942   $    119,202
Net realized gain (loss) on sales of investments                (82,971)        59,691         44,433        (12,407)    (4,336,863)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                13,889,592     60,980,416     30,062,695      9,099,109     68,705,986
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  13,636,582     64,335,067     29,489,744      9,115,644     64,488,325
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   16,265,037     57,213,054     25,764,034     22,071,777      4,415,995
Net transfers(1)                                             14,757,529     34,682,093     14,651,791     12,384,313      4,304,444
Transfers for policy loans                                      (11,403)       (91,042)       (32,938)       (17,408)       149,963
Adjustments to net assets allocated to
  contracts in payout period                                     (4,570)       (36,998)        (6,021)       (27,439)       (22,482)
Contract charges                                                (20,065)      (113,905)       (55,623)       (21,927)      (114,461)
Contract terminations:
   Surrender benefits                                          (971,661)    (5,410,071)    (2,148,534)      (588,801)    (6,374,655)
   Death benefits                                               (90,416)    (1,041,352)      (573,843)      (186,946)      (948,595)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               29,924,451     85,201,779     37,598,866     33,613,569      1,410,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              18,665,786    147,217,578     68,337,465     19,871,765    127,910,741
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 62,226,819   $296,754,424   $135,426,075   $ 62,600,978   $193,809,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,767,013    109,989,131     57,261,627     23,376,291    273,086,539
Contract purchase payments                                   18,304,472     38,474,074     20,681,962     23,574,302      8,226,136
Net transfers(1)                                             16,328,450     22,313,340     11,583,319     12,853,721      4,531,485
Transfers for policy loans                                      (13,134)       (61,631)       (26,624)       (19,030)       276,044
Contract charges                                                (23,123)       (74,385)       (42,996)       (23,424)      (212,742)
Contract terminations:
   Surrender benefits                                        (1,126,658)    (3,478,617)    (1,658,653)      (622,669)   (11,660,285)
   Death benefits                                              (113,501)      (668,904)      (435,332)      (209,943)    (1,742,767)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             58,123,519    166,493,008     87,363,303     58,929,248    272,504,410
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT         GS VIT         GS VIT         GS VIT      JANUS ASPEN
                                                           TEMP FOR SEC,    CORE SM          CORE         MID CAP         GLOBAL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL 2          CAP EQ        U.S. EQ          VAL         TECH, SERV
OPERATIONS
Investment income (loss) -- net                            $    149,923   $   (227,966)  $    (91,289)  $    404,493   $   (181,875)
Net realized gain (loss) on sales of investments               (245,388)       (78,737)    (1,886,188)       (70,752)    (3,345,574)
Distributions from capital gains                                     --      1,254,184             --      2,647,382             --
Net change in unrealized appreciation or
  depreciation of investments                                 5,598,267     12,592,139     32,519,456     47,049,117     11,533,408
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,502,802     13,539,620     30,541,979     50,030,240      8,005,959
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      690,767      1,185,248     16,800,134     46,505,097      3,049,327
Net transfers(1)                                              5,500,614     (2,256,067)     2,409,957     31,272,702     (1,048,121)
Transfers for policy loans                                        2,534        (12,761)       (28,972)       (86,564)        (9,125)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,128)        (1,316)       (22,622)       (28,902)        (1,098)
Contract charges                                                 (8,599)       (19,369)       (72,513)      (115,439)       (24,315)
Contract terminations:
   Surrender benefits                                          (398,596)      (982,712)    (2,856,534)    (4,733,534)      (669,603)
   Death benefits                                               (97,128)      (326,299)    (1,106,501)      (884,900)      (187,599)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,688,464     (2,413,276)    15,122,949     71,928,460      1,109,466
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              15,223,365     32,113,876    101,100,056    140,029,726     17,299,218
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,414,631   $ 43,240,220   $146,764,984   $261,988,426   $ 26,414,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,138,319     32,163,988    150,534,062    109,427,487     69,075,528
Contract purchase payments                                      758,467      1,055,480     22,490,965     34,700,951      9,452,606
Net transfers(1)                                              5,657,027     (2,155,114)     2,240,034     22,353,060     (3,769,632)
Transfers for policy loans                                        2,301        (12,241)       (38,566)       (63,545)       (33,080)
Contract charges                                                 (9,494)       (16,968)       (98,223)       (83,846)       (80,081)
Contract terminations:
   Surrender benefits                                          (435,650)      (839,268)    (3,869,116)    (3,368,233)    (2,185,578)
   Death benefits                                              (106,489)      (279,897)    (1,497,511)      (626,869)      (647,666)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,004,481     29,915,980    169,761,645    162,339,005     71,812,097
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN    JANUS ASPEN       LAZARD        MFS INV          MFS
                                                            INTL GRO,     MID CAP GRO,      RETIRE       GRO STOCK,      NEW DIS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SERV           SERV         INTL EQ        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $     96,351   $   (266,370)  $   (315,978)  $   (696,442)  $   (795,440)
Net realized gain (loss) on sales of investments             (3,945,429)    (5,610,347)        66,837     (1,284,346)      (797,767)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                27,441,491     15,009,893     18,430,765     17,666,569     27,598,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  23,592,413      9,133,176     18,181,624     15,685,781     26,005,654
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,611,179      2,201,505     23,051,682     17,805,338     19,928,884
Net transfers(1)                                             (9,446,487)    (4,206,204)    24,519,533      6,567,471      4,434,734
Transfers for policy loans                                      (20,926)        (5,659)       (23,635)       (39,044)       (24,802)
Adjustments to net assets allocated to
  contracts in payout period                                    (11,524)          (480)       (22,420)       (11,570)        (4,788)
Contract charges                                                (57,625)       (36,452)       (28,638)       (54,509)       (66,661)
Contract terminations:
   Surrender benefits                                        (2,093,550)    (1,084,537)    (1,740,644)    (2,029,417)    (2,084,255)
   Death benefits                                              (371,025)      (280,127)      (399,261)      (505,281)      (635,417)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,389,958)    (3,411,954)    45,356,617     21,732,988     21,547,695
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              70,985,076     28,712,299     38,996,912     65,814,823     71,653,796
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 92,187,531   $ 34,433,521   $102,535,153   $103,233,592   $119,207,145
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      157,502,033     95,557,532     60,086,722    134,823,437    117,036,445
Contract purchase payments                                   19,490,472      6,495,617     31,894,566     31,537,074     27,801,344
Net transfers(1)                                            (19,174,979)   (12,278,915)    34,134,789     10,839,649      5,531,128
Transfers for policy loans                                      (49,769)       (14,944)       (30,740)       (73,242)       (34,309)
Contract charges                                               (117,112)      (104,570)       (40,493)      (101,001)       (94,831)
Contract terminations:
   Surrender benefits                                        (4,233,264)    (3,116,669)    (2,420,051)    (3,753,907)    (2,960,829)
   Death benefits                                              (781,331)      (802,444)      (569,184)      (950,125)      (875,081)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            152,636,050     85,735,607    123,055,609    172,321,885    146,403,867
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           PUT VT
                                                               MFS          PIONEER        PIONEER         HEALTH         PUT VT
                                                            UTILITIES,       EQ INC      EUROPE VCT,     SCIENCES,       INTL EQ,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       VCT, CL II       CL II          CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                            $    207,555   $    367,386   $    (13,683)  $    (83,727)  $    (75,145)
Net realized gain (loss) on sales of investments                (41,446)         1,997         20,881        (34,270)       490,336
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 6,164,882      6,154,368        878,225      3,643,269     14,168,434
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   6,330,991      6,523,751        885,423      3,525,272     14,583,625
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,387,480     11,361,386      1,016,444      8,068,558     20,669,788
Net transfers(1)                                              3,708,890      7,543,909        803,644      2,112,666      4,810,404
Transfers for policy loans                                      (15,391)       (22,095)           997        (37,264)       (21,489)
Adjustments to net assets allocated to
  contracts in payout period                                     (3,495)        (7,002)            --         (1,236)           (40)
Contract charges                                                (13,764)       (17,735)        (1,790)       (19,821)       (32,253)
Contract terminations:
   Surrender benefits                                          (316,731)      (576,071)      (226,429)      (383,600)      (941,056)
   Death benefits                                              (128,013)      (331,557)       (47,819)      (167,724)      (235,784)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,618,976     17,950,835      1,545,047      9,571,579     24,249,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,743,010     17,802,495      1,661,804     15,031,227     31,835,308
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,692,977   $ 42,277,081   $  4,092,274   $ 28,128,078   $ 70,668,503
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,482,036     21,647,603      2,110,565     19,335,164     40,269,817
Contract purchase payments                                   11,496,283     13,103,937      1,186,819      9,640,175     24,622,616
Net transfers(1)                                              4,360,098      8,813,503        959,381      2,505,542      6,595,907
Transfers for policy loans                                      (17,638)       (25,967)         1,178        (44,876)       (24,077)
Contract charges                                                (17,071)       (20,178)        (2,083)       (23,736)       (37,567)
Contract terminations:
   Surrender benefits                                          (391,276)      (650,637)      (253,827)      (452,010)    (1,094,754)
   Death benefits                                              (161,829)      (391,164)       (65,488)      (207,381)      (270,215)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33,750,603     42,477,097      3,936,545     30,752,878     70,061,727
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             PUT VT          PUT VT
                                                          INTL NEW OPP,     NEW OPP,        PUT VT          ROYCE     STRONG OPP II,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      CL IB           CL IA      VISTA, CL IB     MICRO-CAP     ADVISOR CL
OPERATIONS
Investment income (loss) -- net                            $   (463,857)  $ (4,520,669)  $   (815,659)  $   (808,741)  $   (435,928)
Net realized gain (loss) on sales of investments            (12,611,475)   (43,215,874)   (14,801,546)       133,134          4,871
Distributions from capital gains                                     --             --             --      4,548,142             --
Net change in unrealized appreciation or
  depreciation of investments                                37,327,083    143,792,731     41,969,943     33,786,714     16,587,795
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  24,251,751     96,056,188     26,352,738     37,659,249     16,156,738
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,857,007     13,932,899      8,300,741      3,386,128     16,842,136
Net transfers(1)                                            (14,032,241)   (49,485,294)   (15,190,480)     5,440,814      5,999,187
Transfers for policy loans                                      (14,220)       495,840         (5,636)       (23,796)       (24,327)
Adjustments to net assets allocated to
  contracts in payout period                                     (5,705)       (86,848)       (10,642)       (10,011)        (5,992)
Contract charges                                                (79,151)      (366,260)       (96,604)       (43,683)       (41,883)
Contract terminations:
   Surrender benefits                                        (2,363,679)   (16,404,886)    (2,678,583)    (3,332,523)      (919,242)
   Death benefits                                              (631,180)    (2,331,765)      (668,170)      (646,895)      (394,470)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (12,269,169)   (54,246,314)   (10,349,374)     4,770,034     21,455,409
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              82,587,870    337,001,510     86,196,163     79,998,827     34,050,740
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 94,570,452   $378,811,384   $102,199,527   $122,428,110   $ 71,662,887
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      148,077,832    378,657,604    146,946,862     53,108,806     47,166,015
Contract purchase payments                                    8,082,922     14,029,640     12,430,288      1,945,326     20,329,888
Net transfers(1)                                            (22,739,507)   (49,717,062)   (22,456,127)     2,152,997      7,343,521
Transfers for policy loans                                      (22,102)       493,241        (12,549)       (13,764)       (30,696)
Contract charges                                               (133,663)      (365,497)      (146,298)       (25,416)       (50,640)
Contract terminations:
   Surrender benefits                                        (3,878,885)   (16,160,577)    (4,020,213)    (1,852,496)    (1,068,439)
   Death benefits                                            (1,026,919)    (2,306,738)      (980,348)      (370,789)      (480,388)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            128,359,678    324,630,611    131,761,615     54,944,664     73,209,261
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            THIRD AVE        WANGER         WANGER         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       VAL        INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
OPERATIONS
Investment income (loss) -- net                            $   (780,602)  $   (535,102)  $ (1,987,236)  $    349,301   $    (42,446)
Net realized gain (loss) on sales of investments                346,711       (824,125)       (98,446)        16,002        (16,529)
Distributions from capital gains                              2,191,067             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                39,153,977     39,524,695     83,807,597      7,980,786      2,671,508
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  40,911,153     38,165,468     81,721,915      8,346,089      2,612,533
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,291,391     22,019,680     69,746,848     17,321,279      3,110,348
Net transfers(1)                                              1,267,391     18,483,959     55,354,348     11,718,042      2,481,137
Transfers for policy loans                                       (1,085)       (10,856)       (98,123)       (46,550)        (1,035)
Adjustments to net assets allocated to
  contracts in payout period                                    (24,004)        (6,135)       (23,872)        (3,746)            --
Contract charges                                                (56,326)       (57,434)      (142,296)       (22,858)        (4,938)
Contract terminations:
   Surrender benefits                                        (3,137,534)    (2,097,381)    (5,446,083)      (920,373)      (176,091)
   Death benefits                                              (834,311)      (817,628)      (949,948)       (99,662)       (46,823)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,505,522     37,514,205    118,440,874     27,946,132      5,362,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             100,486,881     65,492,710    151,154,326     24,202,510      5,378,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $142,903,556   $141,172,383   $351,317,115   $ 60,494,731   $ 13,353,401
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       66,723,436     89,924,959    158,873,735     28,801,541      7,789,330
Contract purchase payments                                    2,504,224     24,800,193     61,465,936     18,953,930      4,055,080
Net transfers(1)                                                245,753     19,424,618     46,625,547     12,755,066      3,132,364
Transfers for policy loans                                         (979)       (11,210)       (84,882)       (49,985)        (1,623)
Contract charges                                                (33,302)       (68,092)      (127,631)       (24,728)        (6,475)
Contract terminations:
   Surrender benefits                                        (1,817,007)    (2,439,199)    (4,684,625)      (998,613)      (225,212)
   Death benefits                                              (487,184)      (963,640)      (849,021)      (104,764)       (59,185)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             67,134,941    130,667,629    261,219,059     59,332,447     14,684,279
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENT OF CHANGES IN NET ASSETS

                                                            SEGREGATED
                                                               ASSET
                                                            SUBACCOUNT
                                                           ------------
                                                              WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SM CAP GRO
OPERATIONS
Investment income (loss) -- net                            $   (160,583)
Net realized gain (loss) on sales of investments                (36,343)
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                 6,885,256
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   6,688,330
=======================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,847,335
Net transfers(1)                                              6,193,491
Transfers for policy loans                                       (5,491)
Adjustments to net assets allocated to
  contracts in payout period                                        (41)
Contract charges                                                (14,292)
Contract terminations:
   Surrender benefits                                          (558,878)
   Death benefits                                               (99,662)
-----------------------------------------------------------------------
Increase (decrease) from contract transactions               12,362,462
-----------------------------------------------------------------------
Net assets at beginning of year                              10,870,410
-----------------------------------------------------------------------
Net assets at end of year                                  $ 29,921,202
=======================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,701,846
Contract purchase payments                                    9,826,823
Net transfers(1)                                              8,738,265
Transfers for policy loans                                       (7,597)
Contract charges                                                (20,785)
Contract terminations:
   Surrender benefits                                          (788,880)
   Death benefits                                              (138,044)
-----------------------------------------------------------------------
Units outstanding at end of year                             36,311,628
=======================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life. The following is a list of each variable annuity product funded through the Account.

American Express Retirement Advisor Variable Annuity(R) (RAVA)
American Express Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3) American Express Retirement Advisor Advantage(R) Variable Annuity (RAVA
  Advantage)
American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA
  Advantage Band 3)
American Express Retirement Advisor Select Variable Annuity(R) (RAVA Select) American Express Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA
  Advantage Plus)
American Express Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
  Plus)
IDS Life Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                          FUND
----------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                    AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Core Bond                    AXP(R) Variable Portfolio - Core Bond Fund
AXP VP Div Bond                     AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Div Eq Inc                   AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP VP Eq Select                    AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Global Bond                  AXP(R) Variable Portfolio - Global Bond Fund
AXP VP Gro                          AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond                AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Inc Opp                      AXP(R) Variable Portfolio - Income Opportunities Fund
AXP VP Inflation Prot Sec           AXP(R) Variable Portfolio - Inflation Protected Securities Fund
AXP VP Lg Cap Eq                    AXP(R) Variable Portfolio - Large Cap Equity Fund(1)
                                      (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Lg Cap Val                   AXP(R) Variable Portfolio - Large Cap Value Fund
AXP VP Managed                      AXP(R) Variable Portfolio - Managed Fund
AXP VP New Dim                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Select Val             AXP(R) Variable Portfolio - Partners Select Value Fund
AXP VP Ptnrs Sm Cap Val             AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                      AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration               AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
AXP VP Sm Cap Adv                   AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr                AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts               AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                      (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                    AXP(R) Variable Portfolio - Threadneedle International Fund
                                      (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                   AIM V.I. Dynamics Fund, Series I Shares
                                      (previously INVESCO VIF - Dynamics Fund, Series I Shares)
AIM VI Fin Serv, Ser I              AIM V.I. Financial Services Fund, Series I Shares
                                      (previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM VI Tech, Ser I                  AIM V.I. Technology Fund, Series I Shares(2)
                                      (previously INVESCO VIF - Technology Fund, Series I Shares)
AB VP Gro & Inc, Cl B               AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B                AllianceBernstein VP International Value Portfolio (Class B)
AC VP Intl, Cl I                    American Century(R) VP International, Class I
AC VP Intl, Cl II                   American Century(R) VP International, Class II

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT                          FUND
----------------------------------------------------------------------------------------------------------
AC VP Val, Cl I                     American Century(R) VP Value, Class I
AC VP Val, Cl II                    American Century(R) VP Value, Class II
Calvert VS Social Bal               Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                       Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2(3)
                                      (previously Evergreen VA Growth and Income Fund - Class 2)
EG VA Intl Eq, Cl 2                 Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1      FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Core Sm Cap Eq               Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
GS VIT Core U.S. Eq                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II           Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II           Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap                     Royce Micro-Cap Portfolio
Strong Opp II, Advisor Cl           Strong Opportunity Fund II - Advisor Class(4)
Third Ave Val                       Third Avenue Value Portfolio
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                  Wanger International Small Cap
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies
WF Adv Asset Alloc                  Wells Fargo Advantage Asset Allocation Fund
WF Adv Intl Core                    Wells Fargo Advantage International Core Fund
                                      (previously Wells Fargo VT International Equity Fund)
WF Adv Sm Cap Gro                   Wells Fargo Advantage Small Cap Growth Fund

(1) AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(2) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(3) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 on Dec. 8, 2003.

(4) Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

                          IDS LIFE VARIABLE ACCOUNT 10

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3.   VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                             MORTALITY AND EXPENSE RISK FEE
--------------------------------------------------------------------------------
RAVA                                0.75% to 0.95%
                                    (DEPENDING ON THE CONTRACT SELECTED)

RAVA Band 3                         0.55%

RAVA Advantage                      0.75% to 0.95%
                                    (DEPENDING ON THE CONTRACT SELECTED)

RAVA Advantage Band 3               0.55%

RAVA Select                         1.00% to 1.20%
                                    (DEPENDING ON THE CONTRACT SELECTED)

RAVA Advantage Plus                 0.55% to 0.95%
                                    (DEPENDING ON THE CONTRACT SELECTED)

RAVA Select Plus                    0.75% to 1.20%
                                    (DEPENDING ON THE CONTRACT SELECTED)

FPA                                 1.25%

                          IDS LIFE VARIABLE ACCOUNT 10

4.   CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.   SURRENDER CHARGES

IDS Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $20,712,481 in 2004 and $19,881,432 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6.   RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                           0.510% to 0.440%
AXP(R) Variable Portfolio - Core Bond Fund                                 0.630% to 0.555%
AXP(R) Variable Portfolio - Diversified Bond Fund                          0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                             0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                    0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                           0.620% to 0.545%
AXP(R) Variable Portfolio - Income Opportunities Fund                      0.640% to 0.565%
AXP(R) Variable Portfolio - Inflation Protected Securities Fund            0.490% to 0.415%
AXP(R) Variable Portfolio - Large Cap Equity Fund                          0.630% to 0.570%
AXP(R) Variable Portfolio - Large Cap Value Fund                           0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Select Value Fund                     0.810% to 0.720%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                             0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                       0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund             1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Select Value Fund
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

                          IDS LIFE VARIABLE ACCOUNT 10

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                           0.030% to 0.020%
AXP(R) Variable Portfolio - Core Bond Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Bond Fund                          0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                             0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                               0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Income Opportunities Fund                      0.050% to 0.025%
AXP(R) Variable Portfolio - Inflation Protected Securities Fund            0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                          0.050% to 0.030%
AXP(R) Variable Portfolio - Large Cap Value Fund                           0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Select Value Fund                     0.060% to 0.035%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                             0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund            0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                       0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                       0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund             0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2004 were as follows:

SUBACCOUNT                       FUND                                                                           PURCHASES
---------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund                              $188,011,845
AXP VP Core Bond                 AXP(R) Variable Portfolio - Core Bond Fund                                      44,332,763
AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund                              126,171,670
AXP VP Div Eq Inc                AXP(R) Variable Portfolio - Diversified Equity Income Fund                     286,857,472
AXP VP Eq Select                 AXP(R) Variable Portfolio - Equity Select Fund                                  23,939,551
AXP VP Global Bond               AXP(R) Variable Portfolio - Global Bond Fund                                    95,971,593
AXP VP Gro                       AXP(R) Variable Portfolio - Growth Fund                                         15,888,138
AXP VP Hi Yield Bond             AXP(R) Variable Portfolio - High Yield Bond Fund                               210,959,033
AXP VP Inc Opp                   AXP(R) Variable Portfolio - Income Opportunities Fund                            2,505,823
AXP VP Inflation Prot Sec        AXP(R) Variable Portfolio - Inflation Protected Securities Fund                  9,874,064
AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund                              106,232,636
AXP VP Lg Cap Val                AXP(R) Variable Portfolio - Large Cap Value Fund                                 9,872,667
AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund                                        31,048,482
AXP VP New Dim                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              56,192,580
AXP VP Ptnrs Select Val          AXP(R) Variable Portfolio - Partners Select Value Fund                          12,495,936
AXP VP Ptnrs Sm Cap Val          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       78,214,894
AXP VP S&P 500                   AXP(R) Variable Portfolio - S&P 500 Index Fund                                  71,183,241
AXP VP Short Duration            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 64,253,379
AXP VP Sm Cap Adv                AXP(R) Variable Portfolio - Small Cap Advantage Fund                            54,287,379
AXP VP Strategy Aggr             AXP(R) Variable Portfolio - Strategy Aggressive Fund                             2,283,289
AXP VP THDL Emer Mkts            AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                  30,400,559
AXP VP THDL Intl                 AXP(R) Variable Portfolio - Threadneedle International Fund                     58,872,042
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                              4,168,860
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares                            33,102,295
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                               2,918,689
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                             18,082,223
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                                       5,391,071

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT                       FUND                                                                           PURCHASES
---------------------------------------------------------------------------------------------------------------------------
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                                       $  2,220,408
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares                                5,886,189
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                                        9,288,487
AB VP Gro & Inc, Cl B            AllianceBernstein VP Growth and Income Portfolio (Class B)                      78,660,127
AB VP Intl Val, Cl B             AllianceBernstein VP International Value Portfolio (Class B)                    95,360,011
AC VP Intl, Cl I                 American Century(R) VP International, Class I                                    5,526,149
AC VP Intl, Cl II                American Century(R) VP International, Class II                                  22,634,900
AC VP Val, Cl I                  American Century(R) VP Value, Class I                                           62,921,447
AC VP Val, Cl II                 American Century(R) VP Value, Class II                                          85,161,771
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced Portfolio                         12,934,494
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B                              36,067,234
CS Mid-Cap Gro                   Credit Suisse Trust - Mid-Cap Growth Portfolio                                   1,299,530
CS Sm Cap Gro                    Credit Suisse Trust - Small Cap Growth Portfolio                                 5,762,791
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2                                6,070,274
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2                                 9,014,697
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class                         16,474,250
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      128,625,117
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                                 22,738,914
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              197,121,516
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                                19,387,737
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2                              70,986,402
FTVIPT Frank Real Est, Cl 2      FTVIPT Franklin Real Estate Fund - Class 2                                     128,763,832
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       51,428,090
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                                  45,820,522
FTVIPT Temp Dev Mkts Sec, Cl 1   FTVIPT Templeton Developing Markets Securities Fund - Class 1                   13,329,405
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                              10,652,261
GS VIT Core Sm Cap Eq            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                 3,350,344
GS VIT Core U.S. Eq              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                     80,515,983
GS VIT Mid Cap Val               Goldman Sachs VIT Mid Cap Value Fund                                           148,625,818
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio: Service Shares                   1,707,463
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio: Service Shares                3,846,111
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        707,767
Lazard Retire Intl Eq            Lazard Retirement International Equity Portfolio                                42,925,407
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class                            20,528,904
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                                     12,928,545
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class                                      27,323,883
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                                         21,392,850
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service Shares                           25,052,177
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       17,019,298
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares                              48,807,671
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II Shares                           10,228,912
Pioneer Europe VCT, Cl II        Pioneer Europe VCT Portfolio - Class II Shares                                   1,755,955
Put VT Health Sciences, Cl IB    Putnam VT Health Sciences Fund - Class IB Shares                                 8,165,853
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares                           10,165,123
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities Fund - Class IB Shares                 1,459,877
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                                      --
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                                             962,917
Royce Micro-Cap                  Royce Micro-Cap Portfolio                                                       17,873,679
Strong Opp II, Advisor Cl        Strong Opportunity Fund II - Advisor Class                                      12,995,119
Third Ave Val                    Third Avenue Value Portfolio                                                     9,738,063
VanK LIT Comstock, Cl II         Van Kampen Life Investment Trust Comstock Portfolio Class II Shares             79,549,350
Wanger Intl Sm Cap               Wanger International Small Cap                                                  85,973,881
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                                                  146,557,848
WF Adv Asset Alloc               Wells Fargo Advantage Asset Allocation Fund                                     30,651,005
WF Adv Intl Core                 Wells Fargo Advantage International Core Fund                                    6,399,427
WF Adv Sm Cap Gro                Wells Fargo Advantage Small Cap Growth Fund                                      8,766,941

                          IDS LIFE VARIABLE ACCOUNT 10

8.   ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                                                    AXP VP          AXP VP          AXP VP          AXP VP          AXP VP
PRICE LEVEL                                        CASH MGMT       CORE BOND       DIV BOND       DIV EQ INC       EQ SELECT
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.11           $1.02           $1.29           $1.36           $1.15
0.75%                                                     1.10            1.02            1.28            1.35            1.12
0.95%                                                     1.08            1.02            1.26            1.34            1.11
1.00%                                                     0.99            1.02            1.11            1.36            1.15
1.20%                                                     0.99            1.02            1.11            1.35            1.15
1.25%                                                     1.21              --            1.40              --              --

                                                                                    AXP VP                          AXP VP
                                                    AXP VP          AXP VP         HI YIELD         AXP VP         INFLATION
PRICE LEVEL                                       GLOBAL BOND         GRO            BOND           INC OPP        PROT SEC
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.46           $0.62           $1.22           $1.04           $1.03
0.75%                                                     1.44            0.62            1.21            1.04            1.03
0.95%                                                     1.43            0.61            1.20            1.04            1.03
1.00%                                                     1.39            0.99            1.28            1.04            1.03
1.20%                                                     1.38            0.98            1.27            1.04            1.03
1.25%                                                     1.55              --            1.36              --              --

                                                                                                                    AXP VP
                                                    AXP VP          AXP VP          AXP VP          AXP VP           PTNRS
PRICE LEVEL                                        LG CAP EQ      LG CAP VAL        MANAGED         NEW DIM       SELECT VAL
                                                 -----------------------------------------------------------------------------
0.55%                                                    $0.80           $1.10           $1.06           $0.88           $1.13
0.75%                                                     0.79            1.10            1.05            0.87            1.12
0.95%                                                     0.78            1.09            1.04            0.86            1.12
1.00%                                                     1.00            1.09            1.16            1.01            1.12
1.20%                                                     1.08            1.09            1.15            1.00            1.12
1.25%                                                     1.28              --            1.61            1.61              --

                                                    AXP VP                          AXP VP          AXP VP
                                                   PTNRS SM         AXP VP           SHORT          SM CAP          AXP VP
PRICE LEVEL                                         CAP VAL         S&P 500        DURATION           ADV        STRATEGY AGGR
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.53           $0.85           $1.23           $1.54           $0.77
0.75%                                                     1.52            0.84            1.21            1.53            0.76
0.95%                                                     1.51            0.84            1.20            1.52            0.75
1.00%                                                     1.43            1.10            1.04            1.46            1.00
1.20%                                                     1.42            1.10            1.04            1.45            0.99
1.25%                                                       --              --              --              --            1.02

                                                    AXP VP                          AIM VI          AIM VI          AIM VI
                                                     THDL           AXP VP         CAP APPR,       CAP APPR,       CAP DEV,
PRICE LEVEL                                        EMER MKTS       THDL INTL         SER I          SER II           SER I
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.19           $0.82           $0.91           $1.00           $1.52
0.75%                                                     1.16            0.81            0.90            0.99            1.50
0.95%                                                     1.15            0.80            0.89            0.98            1.49
1.00%                                                     1.54            1.26              --            1.05              --
1.20%                                                     1.53            1.25              --            1.04              --
1.25%                                                       --            1.09              --              --              --

                                                    AIM VI          AIM VI                          AIM VI
                                                   CAP DEV,        CORE EQ,         AIM VI         FIN SERV,        AIM VI
PRICE LEVEL                                         SER II           SER I        DYN, SER I         SER I        TECH, SER I
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.18             $--           $1.01           $1.14           $0.72
0.75%                                                     1.17              --            1.00            1.14            0.72
0.95%                                                     1.16              --            0.99            1.13            0.71
1.00%                                                     1.23              --            1.09            1.20            0.84
1.20%                                                     1.22              --            1.08            1.19            0.83
1.25%                                                       --            1.65              --              --              --

                          IDS LIFE VARIABLE ACCOUNT 10

                                                     AB VP           AB VP
                                                  GRO & INC,       INTL VAL,         AC VP           AC VP           AC VP
PRICE LEVEL                                          CL B            CL B         INTL, CL I      INTL, CL II      VAL, CL I
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.09           $1.64           $0.94           $1.04           $1.54
0.75%                                                     1.08            1.63            0.93            1.03            1.52
0.95%                                                     1.07            1.61            0.92            1.03            1.51
1.00%                                                     1.16            1.68              --            1.19              --
1.20%                                                     1.16            1.67              --            1.18              --
1.25%                                                       --              --              --              --            2.27

                                                     AC VP        CALVERT VS     COL HI YIELD,    CS MID-CAP         CS SM
PRICE LEVEL                                       VAL, CL II      SOCIAL BAL        VS CL B           GRO           CAP GRO
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.31           $1.00           $1.06           $1.21             $--
0.75%                                                     1.30            0.99            1.06            1.20              --
0.95%                                                     1.29            0.98            1.05            1.18              --
1.00%                                                     1.28            1.11            1.05              --              --
1.20%                                                     1.27            1.11            1.05              --              --
1.25%                                                       --              --              --              --            1.40

                                                     EG VA           EG VA          FID VIP         FID VIP         FID VIP
                                                  FUNDAMENTAL      INTL EQ,       GRO & INC,      GRO & INC,       MID CAP,
PRICE LEVEL                                      LG CAP, CL 2        CL 2           SERV CL        SERV CL 2        SERV CL
                                                 -----------------------------------------------------------------------------
0.55%                                                    $0.94           $1.15           $0.97           $1.06           $2.43
0.75%                                                     0.93            1.15            0.96            1.06            2.41
0.95%                                                     0.92            1.15            0.95            1.05            2.38
1.00%                                                     1.03            1.14              --            1.09              --
1.20%                                                     1.02            1.14              --            1.09              --
1.25%                                                       --              --              --              --              --

                                                    FID VIP         FID VIP         FID VIP         FTVIPT           FTVIPT
                                                   MID CAP,        OVERSEAS,       OVERSEAS,      FRANK REAL        FRANK SM
PRICE LEVEL                                        SERV CL 2        SERV CL        SERV CL 2       EST, CL 2     CAP VAL, CL 2
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.59           $0.98           $1.20           $2.42           $1.98
0.75%                                                     1.58            0.97            1.19            2.39            1.96
0.95%                                                     1.57            0.96            1.18            2.37            1.94
1.00%                                                     1.52              --            1.32            1.77            1.47
1.20%                                                     1.51              --            1.31            1.76            1.46
1.25%                                                       --              --              --              --              --

                                                    FTVIPT        FTVIPT TEMP       FTVIPT          GS VIT          GS VIT
                                                 MUTUAL SHARES     DEV MKTS      TEMP FOR SEC,      CORE SM          CORE
PRICE LEVEL                                        SEC, CL 2       SEC, CL 1         CL 2           CAP EQ          U.S. EQ
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.18             $--           $1.30           $1.69           $0.99
0.75%                                                     1.17              --            1.30            1.68            0.98
0.95%                                                     1.17              --            1.29            1.66            0.97
1.00%                                                     1.23              --              --              --            1.17
1.20%                                                     1.22              --              --              --            1.17
1.25%                                                       --            0.88              --              --              --

                                                    GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                    MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,    LAZARD RETIRE
PRICE LEVEL                                           VAL            SERV            SERV            SERV           INTL EQ
                                                 -----------------------------------------------------------------------------
0.55%                                                    $2.09           $0.37           $0.71           $0.49           $0.94
0.75%                                                     2.07            0.36            0.70            0.48            0.93
0.95%                                                     2.05            0.36            0.70            0.48            0.92
1.00%                                                     1.51            0.92            1.23              --            1.33
1.20%                                                     1.50            0.91            1.23              --            1.33
1.25%                                                       --              --              --              --              --

                          IDS LIFE VARIABLE ACCOUNT 10

                                                    MFS INV           MFS             MFS             MFS            OPPEN
                                                  GRO STOCK,       NEW DIS,      TOTAL RETURN,    UTILITIES,      GLOBAL SEC
PRICE LEVEL                                         SERV CL         SERV CL         SERV CL         SERV CL        VA, SERV
                                                 -----------------------------------------------------------------------------
0.55%                                                    $0.64           $0.86           $1.10           $1.19           $1.16
0.75%                                                     0.64            0.85            1.09            1.18            1.16
0.95%                                                     0.63            0.84            1.09            1.18            1.15
1.00%                                                     0.99            1.00            1.09            1.47            1.15
1.20%                                                     0.99            1.00            1.09            1.46            1.15
1.25%                                                       --              --              --              --              --

                                                                                                                    PUT VT
                                                  OPPEN MAIN         OPPEN          PIONEER         PIONEER         HEALTH
                                                   ST SM CAP     STRATEGIC BOND     EQ INC        EUROPE VCT,      SCIENCES,
PRICE LEVEL                                        VA, SERV        VA, SERV       VCT, CL II         CL II           CL IB
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.16           $1.07           $1.14           $1.22           $0.98
0.75%                                                     1.15            1.07            1.14            1.21            0.97
0.95%                                                     1.15            1.07            1.13            1.21            0.96
1.00%                                                     1.15            1.07            1.18            1.31            1.00
1.20%                                                     1.15            1.06            1.18            1.31            1.00
1.25%                                                       --              --              --              --              --

                                                    PUT VT          PUT VT          PUT VT
                                                   INTL EQ,      INTL NEW OPP,     NEW OPP,         PUT VT           ROYCE
PRICE LEVEL                                          CL IB           CL IB           CL IA       VISTA, CL IB      MICRO-CAP
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.16           $0.84             $--           $0.92           $2.55
0.75%                                                     1.15            0.83              --            0.91            2.53
0.95%                                                     1.15            0.82              --            0.90            2.50
1.00%                                                     1.26              --              --            1.13              --
1.20%                                                     1.25              --              --            1.12              --
1.25%                                                       --              --            1.27              --              --

                                                                                   VANK LIT
                                                 STRONG OPP II,    THIRD AVE       COMSTOCK,        WANGER          WANGER
PRICE LEVEL                                       ADVISOR CL          VAL            CL II        INTL SM CAP     U.S. SM CO
                                                 -----------------------------------------------------------------------------
0.55%                                                    $1.15           $2.57           $1.15           $1.40           $1.62
0.75%                                                     1.14            2.54            1.15            1.38            1.60
0.95%                                                     1.13            2.51            1.15            1.37            1.58
1.00%                                                     1.18              --            1.15            1.66            1.41
1.20%                                                     1.18              --            1.15            1.65            1.40
1.25%                                                       --              --              --              --              --

                                                                                   WF ADV          WF ADV          WF ADV
PRICE LEVEL                                                                      ASSET ALLOC      INTL CORE      SM CAP GRO
                                                                                 ---------------------------------------------
0.55%                                                                                    $1.11           $0.99           $0.93
0.75%                                                                                     1.10            0.98            0.92
0.95%                                                                                     1.09            0.97            0.91
1.00%                                                                                     1.16            1.14            1.06
1.20%                                                                                     1.15            1.13            1.05
1.25%                                                                                       --              --              --

                          IDS LIFE VARIABLE ACCOUNT 10

The following is a summary of units outstanding at Dec. 31, 2004:

                                                    AXP VP          AXP VP          AXP VP          AXP VP          AXP VP
PRICE LEVEL                                        CASH MGMT       CORE BOND       DIV BOND       DIV EQ INC       EQ SELECT
                                                -----------------------------------------------------------------------------
0.55%                                               2,098,017          72,723       2,145,485       3,041,333         522,620
0.75%                                             187,099,836       7,405,489     221,376,515     255,776,351      53,375,694
0.95%                                             148,914,693       4,962,429     190,125,495     181,318,251      35,497,965
1.00%                                              19,507,219       1,612,230      22,750,848      24,578,898       5,961,440
1.20%                                              15,014,163       1,734,107      19,653,552      17,932,396       3,399,852
1.25%                                              53,577,677              --     183,878,696              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             426,211,605      15,786,978     639,930,591     482,647,229      98,757,571
-----------------------------------------------------------------------------------------------------------------------------

                                                                                    AXP VP                         AXP VP
                                                    AXP VP          AXP VP         HI YIELD         AXP VP        INFLATION
PRICE LEVEL                                       GLOBAL BOND         GRO            BOND           INC OPP       PROT SEC
                                                -----------------------------------------------------------------------------
0.55%                                                 741,115       2,152,956       2,885,638               2       5,004,242
0.75%                                              82,347,336     191,139,881     242,253,991       1,051,566       2,274,069
0.95%                                              72,701,560     135,373,052     236,566,227         783,211       1,503,546
1.00%                                               8,568,044       7,403,245      24,305,299         299,838         652,721
1.20%                                               8,857,018       4,079,002      25,456,353         271,453         516,453
1.25%                                              69,346,567              --     198,704,923              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             242,561,640     340,148,136     730,172,431       2,406,070       9,951,031
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   AXP VP
                                                    AXP VP           AXP VP         AXP VP          AXP VP          PTNRS
PRICE LEVEL                                        LG CAP EQ       LG CAP VAL       MANAGED         NEW DIM       SELECT VAL
                                                -----------------------------------------------------------------------------
0.55%                                               1,484,166          65,207         257,248       3,017,235         182,240
0.75%                                             130,790,073       3,498,150      84,704,258     464,000,418       4,730,219
0.95%                                              94,730,295       2,029,541      74,540,493     352,272,565       2,540,093
1.00%                                               4,862,237         449,603       2,471,159      23,120,428         839,854
1.20%                                               2,482,432         498,999       2,273,177      14,408,161         731,589
1.25%                                             151,774,060              --     209,598,613     532,160,031              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             386,123,263       6,541,500     373,844,948   1,388,978,838       9,023,995
-----------------------------------------------------------------------------------------------------------------------------

                                                    AXP VP                          AXP VP          AXP VP
                                                   PTNRS SM         AXP VP           SHORT          SM CAP          AXP VP
PRICE LEVEL                                         CAP VAL         S&P 500        DURATION           ADV       STRATEGY AGGR
                                                -----------------------------------------------------------------------------
0.55%                                                 860,290       1,957,781         870,187         779,415         191,919
0.75%                                              90,541,085     144,039,391     160,724,958      61,562,742      52,581,874
0.95%                                              57,581,320     117,372,129     130,385,777      51,056,577      41,862,384
1.00%                                              11,379,415      11,269,036      17,403,447       5,617,073         438,128
1.20%                                               7,783,156       9,241,099      16,699,570       3,801,711         383,494
1.25%                                                      --              --              --              --     127,244,408
-----------------------------------------------------------------------------------------------------------------------------
Total                                             168,145,266     283,879,436     326,083,939     122,817,518     222,702,207
-----------------------------------------------------------------------------------------------------------------------------

                                                    AXP VP                          AIM VI          AIM VI          AIM VI
                                                     THDL           AXP VP         CAP APPR,       CAP APPR,       CAP DEV,
PRICE LEVEL                                        EMER MKTS       THDL INTL         SER I          SER II           SER I
                                                -----------------------------------------------------------------------------
0.55%                                                 474,706         848,146         865,625         110,021         298,351
0.75%                                              22,549,169      51,445,509      44,153,553      39,117,438      18,834,220
0.95%                                              16,314,859      40,351,045      41,803,181      21,785,053      19,515,078
1.00%                                               1,983,170       2,551,177              --       5,492,089              --
1.20%                                               1,198,971       2,171,878              --       2,735,623              --
1.25%                                                      --     183,739,310              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              42,520,875     281,107,065      86,822,359      69,240,224      38,647,649
-----------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                    AIM VI          AIM VI                          AIM VI
                                                   CAP DEV,        CORE EQ,         AIM VI         FIN SERV,       AIM VI
PRICE LEVEL                                         SER II           SER I        DYN, SER I         SER I       TECH, SER I
                                                -----------------------------------------------------------------------------
0.55%                                                 106,868              --          18,448         132,352         248,669
0.75%                                              20,043,309              --      10,118,145      10,624,958      14,454,411
0.95%                                              12,073,737              --       5,936,034       6,648,906       8,076,048
1.00%                                               2,429,498              --         915,978       1,122,189       1,649,516
1.20%                                               1,590,920              --         595,689         915,225         923,138
1.25%                                                      --     351,566,359              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              36,244,332     351,566,359      17,584,294      19,443,630      25,351,782
-----------------------------------------------------------------------------------------------------------------------------

                                                     AB VP           AB VP
                                                  GRO & INC,       INTL VAL,         AC VP           AC VP           AC VP
PRICE LEVEL                                          CL B            CL B         INTL, CL I     INTL, CL II      VAL, CL I
                                                -----------------------------------------------------------------------------
0.55%                                                 725,932         984,257         674,879         127,257       1,066,815
0.75%                                             125,009,514      70,504,061      28,284,184      34,180,087      50,678,171
0.95%                                              75,935,337      44,704,594      30,595,424      22,031,264      50,774,823
1.00%                                              16,609,636      11,678,957              --       4,969,220              --
1.20%                                              11,547,154       7,897,845              --       2,447,707              --
1.25%                                                      --              --              --              --     245,674,221
-----------------------------------------------------------------------------------------------------------------------------
Total                                             229,827,573     135,769,714      59,554,487      63,755,535     348,194,030
-----------------------------------------------------------------------------------------------------------------------------

                                                     AC VP        CALVERT VS    COL HI YIELD,     CS MID-CAP         CS SM
PRICE LEVEL                                       VAL, CL II      SOCIAL BAL        VS CL B           GRO           CAP GRO
                                                -----------------------------------------------------------------------------
0.55%                                               1,064,024          53,815          88,851         377,762              --
0.75%                                             110,681,047      20,551,141      16,517,189      14,836,936              --
0.95%                                              71,318,080      17,682,232       9,912,033      15,543,189              --
1.00%                                              16,422,661       2,458,268       3,880,808              --              --
1.20%                                              10,779,260       1,689,692       3,599,332              --              --
1.25%                                                      --              --              --              --     295,070,055
-----------------------------------------------------------------------------------------------------------------------------
Total                                             210,265,072      42,435,148      33,998,213      30,757,887     295,070,055
-----------------------------------------------------------------------------------------------------------------------------

                                                     EG VA           EG VA          FID VIP         FID VIP         FID VIP
                                                  FUNDAMENTAL      INTL EQ,       GRO & INC,      GRO & INC,       MID CAP,
PRICE LEVEL                                      LG CAP, CL 2        CL 2           SERV CL        SERV CL 2        SERV CL
                                                -----------------------------------------------------------------------------
0.55%                                                  48,967          75,745       1,369,686         994,418       1,022,769
0.75%                                              11,991,887       4,245,462     122,386,791     187,350,705      73,205,793
0.95%                                               8,036,026       2,085,627     127,378,370     119,521,235      72,884,139
1.00%                                               2,066,996       1,315,539              --      27,602,345              --
1.20%                                               1,303,971         727,656              --      18,010,407              --
1.25%                                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              23,447,847       8,450,029     251,134,847     353,479,110     147,112,701
-----------------------------------------------------------------------------------------------------------------------------

                                                    FID VIP         FID VIP         FID VIP         FTVIPT          FTVIPT
                                                   MID CAP,        OVERSEAS,       OVERSEAS,      FRANK REAL       FRANK SM
PRICE LEVEL                                        SERV CL 2        SERV CL        SERV CL 2       EST, CL 2    CAP VAL, CL 2
                                                -----------------------------------------------------------------------------
0.55%                                               1,034,333         428,558         573,161         487,025         414,036
0.75%                                             188,565,058      42,150,505      66,934,605     120,455,912      59,293,287
0.95%                                             117,171,069      43,552,932      42,672,083      80,587,368      44,540,694
1.00%                                              30,787,347              --       7,473,712      17,231,212       8,979,688
1.20%                                              18,934,364              --       5,275,841      12,119,275       5,338,085
1.25%                                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             356,492,171      86,131,995     122,929,402     230,880,792     118,565,790
-----------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                    FTVIPT       FTVIPT TEMP        FTVIPT          GS VIT          GS VIT
                                                MUTUAL SHARES     DEV MKTS      TEMP FOR SEC,       CORE SM          CORE
PRICE LEVEL                                        SEC, CL 2      SEC, CL 1          CL 2           CAP EQ          U.S. EQ
                                                -----------------------------------------------------------------------------
0.55%                                                 533,099              --         348,411         149,870       1,521,951
0.75%                                              45,709,732              --      15,352,040      12,172,677     128,074,035
0.95%                                              33,240,733              --      15,951,016      14,536,860     108,139,994
1.00%                                              13,075,926              --              --              --       9,922,338
1.20%                                               7,311,189              --              --              --       6,220,168
1.25%                                                      --     274,585,826              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              99,870,679     274,585,826      31,651,467      26,859,407     253,878,486
-----------------------------------------------------------------------------------------------------------------------------

                                                    GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                    MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,   LAZARD RETIRE
PRICE LEVEL                                           VAL            SERV            SERV            SERV           INTL EQ
                                                -----------------------------------------------------------------------------
0.55%                                                 833,528         333,276         132,261         144,141       1,236,398
0.75%                                             115,615,914      37,257,990      75,760,216      40,871,688      90,221,288
0.95%                                              84,473,020      27,479,334      61,389,613      30,043,098      66,843,899
1.00%                                              15,048,589         467,429       1,499,772              --       5,815,736
1.20%                                              10,047,333         248,956       1,006,491              --       4,090,446
1.25%                                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             226,018,384      65,786,985     139,788,353      71,058,927     168,207,767
-----------------------------------------------------------------------------------------------------------------------------

                                                    MFS INV           MFS             MFS             MFS            OPPEN
                                                  GRO STOCK,       NEW DIS,     TOTAL RETURN,     UTILITIES,      GLOBAL SEC
PRICE LEVEL                                         SERV CL         SERV CL         SERV CL         SERV CL        VA, SERV
                                                -----------------------------------------------------------------------------
0.55%                                                 521,673         576,423          91,993         210,806         157,901
0.75%                                             108,239,032      77,406,131      12,115,601      28,361,870      11,539,718
0.95%                                              78,222,613      60,214,339       6,922,383      18,264,465       6,120,658
1.00%                                               5,399,442       6,310,787       3,567,178       3,379,530       4,317,675
1.20%                                               3,047,268       4,567,461       3,544,580       2,574,985       2,390,507
1.25%                                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                             195,430,028     149,075,141      26,241,735      52,791,656      24,526,459
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    PUT VT
                                                  OPPEN MAIN         OPPEN          PIONEER         PIONEER         HEALTH
                                                   ST SM CAP    STRATEGIC BOND      EQ INC        EUROPE VCT,      SCIENCES,
PRICE LEVEL                                        VA, SERV        VA, SERV       VCT, CL II         CL II           CL IB
                                                -----------------------------------------------------------------------------
0.55%                                                 431,540          403,170        182,349              --          66,524
0.75%                                               7,651,992       22,944,872     24,442,298       3,034,704      21,517,966
0.95%                                               4,084,795       11,924,164     15,748,271       1,603,003      11,247,540
1.00%                                               2,997,608        7,003,326      5,441,599         169,033       2,529,696
1.20%                                               1,477,282        4,223,477      3,077,820         205,109       1,649,300
1.25%                                                      --               --             --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              16,643,217       46,499,009     48,892,337       5,011,849      37,011,026
-----------------------------------------------------------------------------------------------------------------------------

                                                    PUT VT          PUT VT          PUT VT
                                                   INTL EQ,     INTL NEW OPP,      NEW OPP,         PUT VT           ROYCE
PRICE LEVEL                                          CL IB           CL IB           CL IA      VISTA, CL IB       MICRO-CAP
                                                -----------------------------------------------------------------------------
0.55%                                                 194,034         592,070              --         374,564         590,906
0.75%                                              40,597,646      55,071,393              --      57,095,108      26,802,974
0.95%                                              24,818,972      51,670,903              --      51,579,009      27,132,354
1.00%                                               4,043,415              --              --         558,744              --
1.20%                                               2,994,513              --              --         412,878              --
1.25%                                                      --              --     265,043,639              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                              72,648,580     107,334,366     265,043,639     110,020,303      54,526,234
-----------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                                                VANK LIT
                                          STRONG OPP II,      THIRD AVE         COMSTOCK,          WANGER             WANGER
PRICE LEVEL                                 ADVISOR CL           VAL              CL II          INTL SM CAP        U.S. SM CO
                                         ---------------------------------------------------------------------------------------
0.55%                                            408,094           347,342           641,462         1,701,424         1,414,660
0.75%                                         43,145,090        32,334,228        36,973,942       104,567,331       184,960,756
0.95%                                         25,983,319        33,904,997        18,714,181        79,981,439       140,320,131
1.00%                                          6,990,002                --        12,916,417         9,272,924        26,304,122
1.20%                                          3,698,282                --         6,417,644         5,816,516        15,407,744
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                         80,224,787        66,586,567        75,663,646       201,339,634       368,407,413
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   WF ADV          WF ADV           WF ADV
PRICE LEVEL                                                                      ASSET ALLOC      INTL CORE       SM CAP GRO
                                                                                ---------------------------------------------
0.55%                                                                                  90,728          84,415           9,958
0.75%                                                                              41,655,991      10,390,239      22,184,769
0.95%                                                                              31,200,533       7,048,569      16,102,794
1.00%                                                                               5,232,730       1,653,495       2,735,286
1.20%                                                                               2,737,548         551,340       1,642,533
1.25%                                                                                      --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                              80,917,530      19,728,058      42,675,340
--------------------------------------------------------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2004:

                                                    AXP VP         AXP VP           AXP VP          AXP VP          AXP VP
PRICE LEVEL                                        CASH MGMT      CORE BOND        DIV BOND       DIV EQ INC       EQ SELECT
                                                -----------------------------------------------------------------------------
0.55%                                           $   2,323,275   $  25,638,598   $   2,771,196   $   4,134,372   $     600,164
0.75%                                             205,229,608       7,551,099     284,162,774     347,158,623      59,945,576
0.95%                                             161,607,958       5,064,799     241,435,166     243,569,549      39,552,367
1.00%                                              19,369,776       1,640,744      25,284,081      33,511,809       6,866,703
1.20%                                              14,821,792       1,761,179      21,778,591      24,149,056       3,924,570
1.25%                                              65,342,753              --     259,593,151              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $ 468,695,162   $  41,656,419   $ 835,024,959   $ 652,523,409   $ 110,889,380
-----------------------------------------------------------------------------------------------------------------------------

                                                                                    AXP VP                          AXP VP
                                                    AXP VP         AXP VP          HI YIELD         AXP VP         INFLATION
PRICE LEVEL                                      GLOBAL BOND         GRO             BOND           INC OPP        PROT SEC
                                                -----------------------------------------------------------------------------
0.55%                                           $   1,079,821   $   1,325,756   $   3,526,571   $       1,039   $   5,136,025
0.75%                                             118,819,971     118,044,937     293,435,102       1,094,074       2,338,507
0.95%                                             103,763,898      82,689,203     283,739,063         814,624       1,545,567
1.00%                                              11,923,210       7,317,792      31,074,704         312,451         671,442
1.20%                                              12,247,804       4,021,338      32,410,140         282,797         531,162
1.25%                                             108,153,673              --     270,754,049              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $ 355,988,377   $ 213,399,026   $ 914,939,629   $   2,504,985   $  10,222,703
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     AXP VP
                                              AXP VP            AXP VP            AXP VP            AXP VP            PTNRS
PRICE LEVEL                                  LG CAP EQ        LG CAP VAL          MANAGED           NEW DIM        SELECT VAL
                                         ---------------------------------------------------------------------------------------
0.55%                                    $     1,188,808   $     3,366,974   $       273,009   $     2,658,744   $     3,582,048
0.75%                                        104,021,601         3,835,000        89,479,948       405,923,495         5,313,868
0.95%                                         74,779,744         2,220,456        78,291,270       305,454,589         2,848,054
1.00%                                          4,864,541           491,721         2,866,688        23,327,379           941,230
1.20%                                          2,677,800           544,633         2,621,874        14,477,631           818,292
1.25%                                        196,506,138                --       342,459,314       862,221,186                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   384,038,632   $    10,458,784   $   515,992,103   $ 1,614,063,024   $    13,503,492
--------------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                              AXP VP                              AXP VP            AXP VP
                                             PTNRS SM           AXP VP             SHORT            SM CAP            AXP VP
PRICE LEVEL                                   CAP VAL           S&P 500          DURATION             ADV        STRATEGY AGGR
                                         ---------------------------------------------------------------------------------------
0.55%                                    $     1,315,542   $     1,657,869   $     1,066,647   $     1,202,014   $       147,306
0.75%                                        138,162,023       121,794,287       195,054,856        94,697,828        40,093,484
0.95%                                         87,355,133        98,578,616       156,201,699        77,520,473        31,593,111
1.00%                                         16,294,076        12,417,035        18,182,174         8,217,242           436,395
1.20%                                         11,080,567        10,123,416        17,347,831         5,543,298           379,801
1.25%                                                 --                --                --                --       130,687,963
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   254,207,341   $   244,571,223   $   387,853,207   $   187,180,855   $   203,338,060
--------------------------------------------------------------------------------------------------------------------------------

                                              AXP VP                              AIM VI           AIM VI            AIM VI
                                               THDL             AXP VP           CAP APPR,        CAP APPR,         CAP DEV,
PRICE LEVEL                                  EMER MKTS         THDL INTL           SER I           SER II             SER I
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       564,887   $       691,980   $       790,607   $       109,618   $       453,513
0.75%                                         26,212,561        41,648,273        39,990,523        38,721,465        28,357,750
0.95%                                         18,783,416        32,389,231        37,466,437        21,446,056        29,058,118
1.00%                                          3,053,109         3,206,514                --         5,760,565                --
1.20%                                          1,835,090         2,714,216                --         2,852,992                --
1.25%                                                 --       201,920,890                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    50,449,063   $   282,571,104   $    78,247,567   $    68,890,696   $    57,869,381
--------------------------------------------------------------------------------------------------------------------------------

                                              AIM VI            AIM VI                              AIM VI
                                             CAP DEV,          CORE EQ,           AIM VI           FIN SERV,          AIM VI
PRICE LEVEL                                   SER II             SER I          DYN, SER I           SER I          TECH, SER I
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       126,135   $            --   $        18,551   $       151,308   $       179,253
0.75%                                         23,489,478                --        10,118,128        12,058,709        10,379,860
0.95%                                         14,080,502                --         5,889,700         7,503,118         5,760,384
1.00%                                          2,980,078                --           998,003         1,344,334         1,379,446
1.20%                                          1,940,058                --           645,329         1,089,975           767,515
1.25%                                                 --       582,105,361                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    42,616,251   $   582,105,361   $    17,669,711   $    22,147,444   $    18,466,458
--------------------------------------------------------------------------------------------------------------------------------

                                               AB VP             AB VP
                                            GRO & INC,         INTL VAL,          AC VP             AC VP              AC VP
PRICE LEVEL                                    CL B              CL B          INTL, CL I        INTL, CL II         VAL, CL I
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       787,709   $     1,611,052   $       634,299   $       132,321   $     1,639,946
0.75%                                        134,817,446       114,643,479        26,411,197        35,354,380        77,274,699
0.95%                                         81,427,338        72,282,525        28,146,097        22,670,855        76,717,500
1.00%                                         19,347,586        19,604,204                --         5,901,598                --
1.20%                                         13,372,374        13,180,607                --         2,890,090                --
1.25%                                                 --                --                --                --       558,215,536
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   249,752,453   $   221,321,867   $    55,191,593   $    66,949,244   $   713,847,681
--------------------------------------------------------------------------------------------------------------------------------

                                               AC VP          CALVERT VS      COL HI YIELD,      CS MID-CAP           CS SM
PRICE LEVEL                                 VAL, CL II        SOCIAL BAL          VS CL B            GRO             CAP GRO
                                         ---------------------------------------------------------------------------------------
0.55%                                    $     1,390,944   $        53,612   $        94,088   $       457,057   $            --
0.75%                                        143,781,771        20,334,051        17,459,097        17,771,790                --
0.95%                                         92,375,138        17,296,103        10,456,974        18,428,464                --
1.00%                                         21,037,135         2,739,865         4,091,981                --                --
1.20%                                         13,728,616         1,872,499         3,788,430                --                --
1.25%                                                 --                --                --                --       415,056,274
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   272,313,604   $    42,296,130   $    35,890,570   $    36,657,311   $   415,056,274
--------------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                               EG VA             EG VA           FID VIP            FID VIP          FID VIP
                                            FUNDAMENTAL        INTL EQ,        GRO & INC,         GRO & INC,        MID CAP,
PRICE LEVEL                                LG CAP, CL 2          CL 2            SERV CL           SERV CL 2         SERV CL
                                         ---------------------------------------------------------------------------------------
0.55%                                    $        45,924   $        87,085   $     1,333,484   $     1,058,732   $     2,486,251
0.75%                                         11,163,211         4,871,560       118,042,081       198,459,848       176,531,754
0.95%                                          7,478,574         2,388,461       121,632,297       125,916,756       173,891,693
1.00%                                          2,124,132         1,505,815                --        30,133,823                --
1.20%                                          1,332,808           831,259                --        19,547,907                --
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    22,144,649   $     9,684,180   $   241,007,862   $   375,117,066   $   352,909,698
--------------------------------------------------------------------------------------------------------------------------------

                                             FID VIP           FID VIP           FID VIP           FTVIPT            FTVIPT
                                            MID CAP,          OVERSEAS,         OVERSEAS,        FRANK REAL         FRANK SM
PRICE LEVEL                                 SERV CL 2          SERV CL          SERV CL 2         EST, CL 2       CAP VAL, CL 2
                                         ---------------------------------------------------------------------------------------
0.55%                                    $     1,641,557   $       421,723   $       687,433   $     1,182,431   $       818,397
0.75%                                        297,508,545        41,227,750        79,764,228       288,733,387       116,085,084
0.95%                                        183,658,285        42,045,492        50,690,014       191,236,293        86,312,094
1.00%                                         46,740,907                --         9,829,633        30,507,234        13,222,146
1.20%                                         28,580,250                --         6,898,886        21,344,411         7,814,380
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   558,129,544   $    83,694,965   $   147,870,194   $   533,003,756   $   224,252,101
--------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT           FTVIPT TEMP         FTVIPT           GS VIT            GS VIT
                                          MUTUAL SHARES        DEV MKTS        TEMP FOR SEC,       CORE SM            CORE
PRICE LEVEL                                 SEC, CL 2          SEC, CL 1           CL 2            CAP EQ            U.S. EQ
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       629,762   $            --   $       454,146   $       253,728   $     1,509,501
0.75%                                         53,967,330                --        19,945,994        20,398,549       125,934,284
0.95%                                         38,758,226                --        20,641,753        24,126,552       105,280,328
1.00%                                         16,079,358                --                --                --        11,630,891
1.20%                                          8,938,137                --                --                --         7,248,757
1.25%                                                 --       240,780,559                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   118,372,813   $   240,780,559   $    41,041,893   $    44,778,829   $   251,603,761
--------------------------------------------------------------------------------------------------------------------------------

                                             GS VIT          JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                             MID CAP        GLOBAL TECH,         INTL GRO,       MID CAP GRO,     LAZARD RETIRE
PRICE LEVEL                                    VAL              SERV               SERV              SERV            INTL EQ
                                         ---------------------------------------------------------------------------------------
0.55%                                    $     1,741,283   $       121,727   $        94,082   $        70,073   $     1,167,958
0.75%                                        239,155,328        13,483,842        53,500,606        19,685,772        84,466,485
0.95%                                        173,105,205         9,912,533        42,952,112        14,342,724        62,001,162
1.00%                                         22,743,153           428,823         1,850,263                --         7,754,046
1.20%                                         15,098,168           226,981         1,234,443                --         5,427,414
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   451,843,137   $    24,173,906   $    99,631,506   $    34,098,569   $   160,817,065
--------------------------------------------------------------------------------------------------------------------------------

                                              MFS INV            MFS                MFS               MFS              OPPEN
                                            GRO STOCK,        NEW DIS,        TOTAL RETURN,       UTILITIES,        GLOBAL SEC
PRICE LEVEL                                   SERV CL          SERV CL            SERV CL           SERV CL          VA, SERV
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       335,653   $       495,026   $       100,859   $       251,121   $       182,813
0.75%                                         69,172,857        65,900,564        13,343,912        33,710,132        13,421,407
0.95%                                         49,514,523        50,790,273         7,559,779        21,510,305         7,058,477
1.00%                                          5,365,828         6,338,315         3,893,759         4,965,031         4,976,778
1.20%                                          3,011,425         4,561,059         3,861,412         3,760,982         2,749,990
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $   127,400,286   $   128,085,237   $    28,759,721   $    64,197,571   $    28,389,465
--------------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                                                                                     PUT VT
                                           OPPEN MAIN            OPPEN           PIONEER           PIONEER           HEALTH
                                            ST SM CAP       STRATEGIC BOND       EQ INC          EUROPE VCT,        SCIENCES,
PRICE LEVEL                                 VA, SERV           VA, SERV        VCT, CL II           CL II             CL IB
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       498,499   $       431,449   $       208,450   $            56   $        64,958
0.75%                                          8,828,391        24,566,238        27,912,381         3,686,238        20,903,574
0.95%                                          4,700,082        12,745,379        17,782,059         1,933,965        10,852,782
1.00%                                          3,447,423         7,461,622         6,436,046           221,947         2,532,474
1.20%                                          1,695,613         4,490,880         3,619,193           267,771         1,641,736
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    19,170,008   $    49,695,568   $    55,958,129   $     6,109,977   $    35,995,524
--------------------------------------------------------------------------------------------------------------------------------

                                              PUT VT            PUT VT            PUT VT
                                             INTL EQ,        INTL NEW OPP,       NEW OPP,           PUT VT            ROYCE
PRICE LEVEL                                    CL IB             CL IB             CL IA         VISTA, CL IB       MICRO-CAP
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       225,788   $       497,883   $            --   $       345,641   $     1,509,183
0.75%                                         46,896,161        45,865,911                --        52,235,129        67,867,788
0.95%                                         28,479,215        42,560,330                --        46,752,045        67,952,047
1.00%                                          5,089,421                --                --           631,085                --
1.20%                                          3,747,132                --                --           463,725                --
1.25%                                                 --                --       337,875,328                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    84,437,717   $    88,924,124   $   337,875,328   $   100,427,625   $   137,329,018
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 VANK LIT
                                          STRONG OPP II,       THIRD AVE         COMSTOCK,          WANGER           WANGER
PRICE LEVEL                                ADVISOR CL             VAL              CL II          INTL SM CAP      U.S. SM CO
                                         ---------------------------------------------------------------------------------------
0.55%                                    $       469,363   $       893,172   $       739,732   $     2,380,803   $     2,289,472
0.75%                                         49,350,744        82,359,424        42,554,684       144,930,266       295,918,310
0.95%                                         29,515,845        85,305,139        21,527,343       109,789,373       222,363,210
1.00%                                          8,280,465                --        14,829,435        15,356,278        37,134,725
1.20%                                          4,355,195                --         7,353,400         9,576,923        21,626,449
1.25%                                                 --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $    91,971,612   $   168,557,735   $    87,004,594   $   282,033,643   $   579,332,166
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  WF ADV            WF ADV           WF ADV
PRICE LEVEL                                                                     ASSET ALLOC        INTL CORE       SM CAP GRO
                                                                             ---------------------------------------------------
0.55%                                                                        $       100,750   $        83,174   $         9,230
0.75%                                                                             45,934,004        10,160,529        20,411,483
0.95%                                                                             34,178,783         6,842,164        14,707,242
1.00%                                                                              6,047,006         1,885,385         2,893,211
1.20%                                                                              3,145,710           624,896         1,727,259
1.25%                                                                                     --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                        $    89,406,253   $    19,596,148   $    39,748,425
--------------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
AXP VP CASH MGMT
2004                                      426,212          $1.11 to $1.21           $468,695
2003                                      486,939          $1.11 to $1.22           $539,742
2002                                      636,469          $1.11 to $1.23           $711,964
2001                                      659,980          $1.10 to $1.23           $741,608
--------------------------------------------------------------------------------------------
AXP VP CORE BOND
2004                                       15,787          $1.02 to $1.02           $ 41,656
2003                                           --             --       --                 --
2002                                           --             --       --                 --
2001                                           --             --       --                 --
--------------------------------------------------------------------------------------------
AXP VP DIV BOND
2004                                      639,931          $1.29 to $1.40           $835,025
2003                                      618,469          $1.24 to $1.36           $788,063
2002                                      589,321          $1.20 to $1.31           $734,053
2001                                      430,733          $1.14 to $1.26           $521,087
--------------------------------------------------------------------------------------------
AXP VP DIV EQ INC
2004                                      482,647          $1.36 to $1.35           $652,523
2003                                      249,818          $1.16 to $1.15           $288,112
2002                                      160,822          $0.82 to $0.83           $132,660
2001                                       84,908          $1.02 to $1.02           $ 87,283
--------------------------------------------------------------------------------------------
AXP VP EQ SELECT
2004                                       98,758          $1.15 to $1.15           $110,889
2003                                       80,060          $1.06 to $1.06           $ 83,083
2002                                       30,902          $0.87 to $0.88           $ 28,082
2001                                        4,765          $1.01 to $0.99           $  6,764
--------------------------------------------------------------------------------------------
AXP VP GLOBAL BOND
2004                                      242,562          $1.46 to $1.55           $355,988
2003                                      186,450          $1.33 to $1.43           $253,433
2002                                      141,210          $1.18 to $1.28           $173,577
2001                                      108,861          $1.04 to $1.13           $119,039
--------------------------------------------------------------------------------------------
AXP VP GRO
2004                                      340,148          $0.62 to $0.98           $213,399
2003                                      349,978          $0.57 to $0.92           $203,000
2002                                      257,108          $0.47 to $0.76           $122,448
2001                                      261,235          $0.64 to $0.64           $169,182
--------------------------------------------------------------------------------------------
AXP VP HI YIELD BOND
2004                                      730,172          $1.22 to $1.36           $914,940
2003                                      622,128          $1.10 to $1.23           $712,392
2002                                      426,030          $0.89 to $1.00           $399,795
2001                                      364,550          $0.95 to $1.08           $375,155
--------------------------------------------------------------------------------------------
AXP VP INC OPP
2004                                        2,406          $1.04 to $1.04           $  2,505
2003                                           --             --       --                 --
2002                                           --             --       --                 --
2001                                           --             --       --                 --
--------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
AXP VP CASH MGMT
2004                                         0.73%             0.55% to 1.25%       0.19%     to  (0.51%)
2003                                         0.51%             0.55% to 1.25%       0.00%     to  (0.81%)
2002                                         1.16%             0.55% to 1.25%       0.91%     to   0.00%
2001                                         3.57%             0.55% to 1.25%       2.80%     to   2.50%
------------------------------------------------------------------------------------------------------------
AXP VP CORE BOND
2004                                         2.55%             0.55% to 1.20%       2.45%(10) to   1.85%(10)
2003                                           --                --       --          --             --
2002                                           --                --       --          --             --
2001                                           --                --       --          --             --
------------------------------------------------------------------------------------------------------------
AXP VP DIV BOND
2004                                         3.83%             0.55% to 1.25%       3.92%     to   3.19%
2003                                         3.58%             0.55% to 1.25%       3.33%     to   3.82%
2002                                         5.08%             0.55% to 1.25%       5.26%     to   3.97%
2001                                         6.41%             0.55% to 1.25%       7.55%     to   5.88%
------------------------------------------------------------------------------------------------------------
AXP VP DIV EQ INC
2004                                         1.65%             0.55% to 1.20%      17.56%     to  16.80%
2003                                         1.60%             0.55% to 1.20%      41.46%     to  38.55%
2002                                         1.61%             0.55% to 1.20%     (19.61%)    to (17.00%)(7)
2001                                         1.26%             0.55% to 0.95%       0.99%     to   0.99%
------------------------------------------------------------------------------------------------------------
AXP VP EQ SELECT
2004                                           --              0.55% to 1.20%       8.50%     to   7.80%
2003                                           --              0.55% to 1.20%      21.84%     to  20.45%
2002                                           --              0.55% to 1.20%     (13.86%)    to (12.00%)(7)
2001                                           --              0.55% to 0.95%       1.00%(4)  to  (1.00%)(4)
------------------------------------------------------------------------------------------------------------
AXP VP GLOBAL BOND
2004                                         4.10%             0.55% to 1.25%       9.42%     to   8.66%
2003                                         7.33%             0.55% to 1.25%      12.71%     to  11.72%
2002                                         4.74%             0.55% to 1.25%      13.46%     to  13.27%
2001                                         3.38%             0.55% to 1.25%       0.97%     to   0.00%
------------------------------------------------------------------------------------------------------------
AXP VP GRO
2004                                         0.32%             0.55% to 1.20%       7.84%     to   7.14%
2003                                         0.21%             0.55% to 1.20%      21.28%     to  21.05%
2002                                         0.07%             0.55% to 1.20%     (26.56%)    to (24.00%)(7)
2001                                           --              0.55% to 0.95%     (31.91%)    to (31.91%)
------------------------------------------------------------------------------------------------------------
AXP VP HI YIELD BOND
2004                                         6.99%             0.55% to 1.25%      10.78%     to  10.01%
2003                                         7.63%             0.55% to 1.25%      23.60%     to  23.00%
2002                                         7.77%             0.55% to 1.25%      (6.32%)    to  (7.41%)
2001                                        10.97%             0.55% to 1.25%       4.40%     to   3.85%
------------------------------------------------------------------------------------------------------------
AXP VP INC OPP
2004                                         5.77%             0.55% to 1.20%       3.92%(11) to   3.72%(11)
2003                                           --                --       --          --             --
2002                                           --                --       --          --             --
2001                                           --                --       --          --             --
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       ------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                           (000S)          LOWEST TO HIGHEST          (000S)
                                       ------------------------------------------------------
AXP VP INFLATION PROT SEC
2004                                          9,951        $1.03 to  $1.03         $   10,223
2003                                             --           --        --                 --
2002                                             --           --        --                 --
2001                                             --           --        --                 --
---------------------------------------------------------------------------------------------
AXP VP LG CAP EQ
2004                                        386,123        $0.80 to  $1.28         $  384,039
2003                                        277,050        $0.76 to  $1.23         $  286,327
2002                                        249,561        $0.59 to  $0.96         $  208,847
2001                                        243,097        $0.76 to  $1.25         $  279,797
---------------------------------------------------------------------------------------------
AXP VP LG CAP VAL
2004                                          6,542        $1.10 to  $1.09         $   10,459
2003                                             --           --        --                 --
2002                                             --           --        --                 --
2001                                             --           --        --                 --
---------------------------------------------------------------------------------------------
AXP VP MANAGED
2004                                        373,845        $1.06 to  $1.61         $  515,992
2003                                        384,617        $0.97 to  $1.49         $  496,929
2002                                        376,502        $0.81 to  $1.26         $  418,919
2001                                        375,270        $0.94 to  $1.46         $  505,158
---------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004                                      1,388,979        $0.88 to  $1.61         $1,614,063
2003                                      1,511,971        $0.86 to  $1.58         $1,752,071
2002                                      1,385,194        $0.69 to  $1.28         $1,346,629
2001                                      1,296,185        $0.89 to  $1.66         $1,709,109
---------------------------------------------------------------------------------------------
AXP VP PTNRS SELECT VAL
2004                                          9,024        $1.13 to  $1.12         $   13,503
2003                                             --           --        --                 --
2002                                             --           --        --                 --
2001                                             --           --        --                 --
---------------------------------------------------------------------------------------------
AXP VP PTNRS SM CAP VAL
2004                                        168,145        $1.53 to  $1.42         $  254,207
2003                                        125,783        $1.28 to  $1.20         $  159,989
2002                                         77,906        $0.93 to  $0.88         $   76,358
2001                                         13,610        $1.07 to  $1.07         $   18,860
---------------------------------------------------------------------------------------------
AXP VP S&P 500
2004                                        283,879        $0.85 to  $1.10         $  244,571
2003                                        208,338        $0.77 to  $1.01         $  163,372
2002                                        134,292        $0.61 to  $0.80         $   82,220
2001                                         77,302        $0.79 to  $0.79         $   60,947
---------------------------------------------------------------------------------------------
AXP VP SHORT DURATION
2004                                        326,084        $1.23 to  $1.04         $  387,853
2003                                        319,998        $1.22 to  $1.04         $  381,318
2002                                        256,041        $1.21 to  $1.04         $  304,224
2001                                        108,068        $1.15 to  $1.13         $  123,458
---------------------------------------------------------------------------------------------
AXP VP SM CAP ADV
2004                                        122,818        $1.54 to  $1.45         $  187,181
2003                                         90,054        $1.31 to  $1.24         $  116,896
2002                                         60,353        $0.89 to  $0.85         $   53,405
2001                                         47,516        $1.08 to  $1.07         $   51,159
---------------------------------------------------------------------------------------------
                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
AXP VP INFLATION PROT SEC
2004                                         3.47%            0.55% to  1.20%       2.67%(11) to   2.47%(11)
2003                                           --               --        --          --             --
2002                                           --               --        --          --             --
2001                                           --               --        --          --             --
------------------------------------------------------------------------------------------------------------
AXP VP LG CAP EQ
2004                                         0.92%            0.55% to  1.25%       5.30%     to   4.57%
2003                                         0.62%            0.55% to  1.25%      28.81%     to  28.13%
2002                                         0.53%            0.55% to  1.25%     (22.37%)    to (23.20%)
2001                                         0.30%            0.55% to  1.25%     (19.15%)    to (19.35%)
------------------------------------------------------------------------------------------------------------
AXP VP LG CAP VAL
2004                                         1.89%            0.55% to  1.20%      10.01%(10) to   9.37%(10)
2003                                           --               --        --          --             --
2002                                           --               --        --          --             --
2001                                           --               --        --          --             --
------------------------------------------------------------------------------------------------------------
AXP VP MANAGED
2004                                         2.28%            0.55% to  1.25%       9.00%     to   8.23%
2003                                         2.26%            0.55% to  1.25%      19.75%     to  18.25%
2002                                         2.60%            0.55% to  1.25%     (13.83%)    to (13.70%)
2001                                         2.50%            0.55% to  1.25%     (11.32%)    to (11.52%)
------------------------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004                                         1.02%            0.55% to  1.25%       2.71%     to   1.99%
2003                                         0.67%            0.55% to  1.25%      24.64%     to  23.44%
2002                                         0.51%            0.55% to  1.25%     (22.47%)    to (22.89%)
2001                                         0.22%            0.55% to  1.25%     (17.59%)    to (17.82%)
------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SELECT VAL
2004                                         1.11%            0.55% to  1.20%      12.84%(10) to  12.18%(10)
2003                                           --               --        --          --             --
2002                                           --               --        --          --             --
2001                                           --               --        --          --             --
------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SM CAP VAL
2004                                         0.03%            0.55% to  1.20%      19.36%     to  18.58%
2003                                         0.04%            0.55% to  1.20%      37.63%     to  36.36%
2002                                         0.17%            0.55% to  1.20%     (13.08%)    to (12.00%)(7)
2001                                           --             0.55% to  0.95%       7.00%(6)  to   7.00%(6)
------------------------------------------------------------------------------------------------------------
AXP VP S&P 500
2004                                         1.50%            0.55% to  1.20%       9.66%     to   8.95%
2003                                         1.21%            0.55% to  1.20%      26.23%     to  26.25%
2002                                         1.00%            0.55% to  1.20%     (22.78%)    to (20.00%)(7)
2001                                         0.89%            0.55% to  0.95%     (12.22%)    to (13.19%)
------------------------------------------------------------------------------------------------------------
AXP VP SHORT DURATION
2004                                         2.44%            0.55% to  1.20%       0.30%     to  (0.35%)
2003                                         2.30%            0.55% to  1.20%       0.83%     to   0.00%
2002                                         2.87%            0.55% to  1.20%       5.22%     to   4.00%(7)
2001                                         4.54%            0.55% to  0.95%       5.50%     to   4.63%
------------------------------------------------------------------------------------------------------------
AXP VP SM CAP ADV
2004                                           --             0.55% to  1.20%      17.89%     to  17.13%
2003                                           --             0.55% to  1.20%      47.19%     to  45.88%
2002                                           --             0.55% to  1.20%     (17.59%)    to (15.00%)(7)
2001                                           --             0.55% to  0.95%      (6.90%)    to  (7.76%)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
AXP VP STRATEGY AGGR
2004                                        222,702        $0.77 to $1.02           $203,338
2003                                        265,715        $0.71 to $0.94           $224,303
2002                                        276,115        $0.55 to $0.74           $183,289
2001                                        316,849        $0.81 to $1.10           $314,291
----------------------------------------------------------------------------------------------
AXP VP THDL EMER MKTS
2004                                         42,521        $1.19 to $1.53           $ 50,449
2003                                         15,683        $0.96 to $1.25           $ 19,823
2002                                          9,255        $0.69 to $0.90           $  9,786
2001                                          3,334        $0.73 to $0.72           $  6,073
----------------------------------------------------------------------------------------------
AXP VP THDL INTL
2004                                        281,107        $0.82 to $1.09           $282,571
2003                                        215,587        $0.70 to $0.94           $192,941
2002                                        223,251        $0.55 to $0.75           $159,249
2001                                        244,022        $0.67 to $0.92           $217,485
----------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2004                                         86,822        $0.91 to $0.89           $ 78,248
2003                                         89,596        $0.86 to $0.85           $ 76,360
2002                                         96,660        $0.67 to $0.66           $ 64,136
2001                                        105,976        $0.89 to $0.88           $ 93,755
----------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2004                                         69,240        $1.00 to $1.04           $ 68,891
2003                                         34,679        $0.94 to $0.99           $ 32,607
2002                                         19,767        $0.73 to $0.78           $ 14,483
2001                                          3,427        $0.98 to $0.98           $  3,346
----------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2004                                         38,648        $1.52 to $1.49           $ 57,869
2003                                         41,077        $1.32 to $1.30           $ 53,706
2002                                         45,062        $0.98 to $0.97           $ 43,896
2001                                         49,249        $1.26 to $1.25           $ 61,506
----------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2004                                         36,244        $1.18 to $1.22           $ 42,616
2003                                         20,527        $1.03 to $1.07           $ 21,116
2002                                         12,985        $0.77 to $0.80           $  9,976
2001                                          2,686        $0.98 to $0.98           $  2,638
----------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2004                                        351,566        $1.65 to $1.65           $582,105
2003                                        385,662        $1.53 to $1.53           $593,291
2002                                        422,060        $1.25 to $1.25           $528,240
2001                                        491,682        $1.50 to $1.50           $737,552
----------------------------------------------------------------------------------------------
AIM VI DYN, SER I
2004                                         17,584        $1.01 to $1.08           $ 17,670
2003                                         19,140        $0.89 to $0.97           $ 17,089
2002                                         12,409        $0.65 to $0.71           $  8,087
2001                                          2,977        $0.96 to $0.96           $  2,873
----------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2004                                         19,444        $1.14 to $1.19           $ 22,147
2003                                         15,907        $1.06 to $1.11           $ 16,818
2002                                         10,257        $0.82 to $0.87           $  8,431
2001                                          1,982        $0.97 to $0.96           $  1,913
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
AXP VP STRATEGY AGGR
2004                                          --             0.55% to  1.25%        8.80%     to   8.04%
2003                                          --             0.55% to  1.25%       29.09%     to  27.03%
2002                                          --             0.55% to  1.25%      (32.10%)    to (32.73%)
2001                                        0.21%            0.55% to  1.25%      (33.61%)    to (34.13%)
------------------------------------------------------------------------------------------------------------
AXP VP THDL EMER MKTS
2004                                        3.09%            0.55% to  1.20%       23.47%     to  22.67%
2003                                        1.73%            0.55% to  1.20%       39.13%     to  38.89%
2002                                          --             0.55% to  1.20%       (5.48%)    to (10.00%)(7)
2001                                        0.02%            0.55% to  0.95%       (2.67%)    to  (2.70%)
------------------------------------------------------------------------------------------------------------
AXP VP THDL INTL
2004                                        1.13%            0.55% to  1.25%       16.76%     to  15.95%
2003                                        0.92%            0.55% to  1.25%       27.27%     to  25.33%
2002                                        0.97%            0.55% to  1.25%      (17.91%)    to (18.48%)
2001                                        1.21%            0.55% to  1.25%      (29.47%)    to (29.77%)
------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2004                                          --             0.55% to  0.95%        6.04%     to   5.62%
2003                                          --             0.55% to  0.95%       28.36%     to  28.79%
2002                                          --             0.55% to  0.95%      (24.72%)    to (25.00%)
2001                                          --             0.55% to  0.95%      (23.93%)    to (24.14%)
------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2004                                          --             0.55% to  1.20%        5.75%     to   5.07%
2003                                          --             0.55% to  1.20%       28.77%     to  26.92%
2002                                          --             0.55% to  1.20%      (25.51%)    to (22.00%)(7)
2001                                          --             0.55% to  0.95%       (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2004                                          --             0.55% to  0.95%       14.87%     to  14.41%
2003                                          --             0.55% to  0.95%       34.69%     to  34.02%
2002                                          --             0.55% to  0.95%      (22.22%)    to (22.40%)
2001                                          --             0.55% to  0.95%       (8.70%)    to  (8.76%)
------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2004                                          --             0.55% to  1.20%       14.64%     to  13.89%
2003                                          --             0.55% to  1.20%       33.77%     to  33.75%
2002                                          --             0.55% to  1.20%      (21.43%)    to (20.00%)(7)
2001                                          --             0.55% to  0.95%       (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2004                                        0.96%            1.25% to  1.25%        7.62%     to   7.62%
2003                                        1.01%            1.25% to  1.25%       22.40%     to  22.40%
2002                                        0.31%            1.25% to  1.25%      (16.67%)    to (16.67%)
2001                                        0.04%            1.25% to  1.25%      (23.47%)    to (23.47%)
------------------------------------------------------------------------------------------------------------
AIM VI DYN, SER I
2004                                          --             0.55% to  1.20%       12.72%     to  11.99%
2003                                          --             0.55% to  1.20%       36.92%     to  36.62%
2002                                          --             0.55% to  1.20%      (32.29%)    to (29.00%)(7)
2001                                          --             0.55% to  0.95%       (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2004                                        0.80%            0.55% to  1.20%        8.08%     to   7.38%
2003                                        0.64%            0.55% to  1.20%       29.27%     to  27.59%
2002                                        1.01%            0.55% to  1.20%      (15.46%)    to (13.00%)(7)
2001                                          --             0.55% to  0.95%       (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
AIM VI TECH, SER I
2004                                        25,352         $0.72 to $0.83           $ 18,466
2003                                        14,615         $0.69 to $0.80           $ 10,252
2002                                         6,964         $0.48 to $0.56           $  3,364
2001                                         1,401         $0.91 to $0.91           $  1,273
----------------------------------------------------------------------------------------------
AB VP GRO & INC, CL B
2004                                       229,828         $1.09 to $1.16           $249,752
2003                                       154,064         $0.98 to $1.05           $151,663
2002                                        80,843         $0.75 to $0.81           $ 60,725
2001                                        10,049         $0.97 to $0.96           $  9,722
----------------------------------------------------------------------------------------------
AB VP INTL VAL, CL B
2004                                       135,770         $1.64 to $1.67           $221,322
2003                                        68,730         $1.32 to $1.35           $ 90,422
2002                                        24,977         $0.92 to $0.95           $ 23,004
2001                                         1,805         $0.98 to $0.98           $  1,763
----------------------------------------------------------------------------------------------
AC VP INTL, CL I
2004                                        59,554         $0.94 to $0.92           $ 55,192
2003                                        57,923         $0.82 to $0.81           $ 47,110
2002                                        59,024         $0.66 to $0.66           $ 38,901
2001                                        58,367         $0.84 to $0.83           $ 48,729
----------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004                                        63,756         $1.04 to $1.18           $ 66,949
2003                                        40,971         $0.91 to $1.04           $ 37,680
2002                                        21,225         $0.74 to $0.85           $ 15,745
2001                                         3,878         $0.93 to $0.93           $  3,615
----------------------------------------------------------------------------------------------
AC VP VAL, CL I
2004                                       348,194         $1.54 to $2.27           $713,848
2003                                       324,528         $1.35 to $2.01           $587,978
2002                                       313,518         $1.06 to $1.58           $445,941
2001                                       265,030         $1.21 to $1.83           $437,267
----------------------------------------------------------------------------------------------
AC VP VAL, CL II
2004                                       210,265         $1.31 to $1.27           $272,314
2003                                       141,163         $1.15 to $1.13           $161,583
2002                                        78,736         $0.90 to $0.89           $ 70,747
2001                                        14,800         $1.04 to $1.04           $ 15,523
----------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2004                                        42,435         $1.00 to $1.11           $ 42,296
2003                                        31,464         $0.93 to $1.04           $ 29,107
2002                                        19,780         $0.78 to $0.88           $ 15,389
2001                                        10,586         $0.89 to $0.89           $  9,407
----------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2004                                        33,998         $1.06 to $1.05           $ 35,891
2003                                            --            --       --                 --
2002                                            --            --       --                 --
2001                                            --            --       --                 --
----------------------------------------------------------------------------------------------
CS MID-CAP GRO
2004                                        30,758         $1.21 to $1.18           $ 36,657
2003                                        34,940         $1.08 to $1.06           $ 37,126
2002                                        38,546         $0.75 to $0.74           $ 28,797
2001                                        45,322         $1.07 to $1.06           $ 48,286
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
AIM VI TECH, SER I
2004                                          --             0.55% to  1.20%        4.06%     to   3.38%
2003                                          --             0.55% to  1.20%       43.75%     to  42.86%
2002                                          --             0.55% to  1.20%      (47.25%)    to (44.00%)(7)
2001                                          --             0.55% to  0.95%       (9.00%)(5) to  (9.00%)(5)
------------------------------------------------------------------------------------------------------------
AB VP GRO & INC, CL B
2004                                        0.71%            0.55% to  1.20%       10.61%     to   9.90%
2003                                        0.79%            0.55% to  1.20%       30.67%     to  29.63%
2002                                        0.50%            0.55% to  1.20%      (22.68%)    to (19.00%)(7)
2001                                          --             0.55% to  0.95%       (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------
AB VP INTL VAL, CL B
2004                                        0.41%            0.55% to  1.20%       24.21%     to  23.40%
2003                                        0.27%            0.55% to  1.20%       43.48%     to  42.11%
2002                                        0.10%            0.55% to  1.20%       (6.12%)    to  (5.00%)(7)
2001                                          --             0.55% to  0.95%       (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2004                                        0.54%            0.55% to  0.95%       14.29%     to  13.84%
2003                                        0.73%            0.55% to  0.95%       24.24%     to  22.73%
2002                                        0.78%            0.55% to  0.95%      (21.43%)    to (20.48%)
2001                                        0.08%            0.55% to  0.95%      (29.41%)    to (29.66%)
------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004                                        0.34%            0.55% to  1.20%       14.14%     to  13.41%
2003                                        0.48%            0.55% to  1.20%       22.97%     to  22.35%
2002                                        0.41%            0.55% to  1.20%      (20.43%)    to (15.00%)(7)
2001                                          --             0.55% to  0.95%       (7.00%)(5) to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2004                                        0.97%            0.55% to  1.25%       13.71%     to  12.92%
2003                                        1.05%            0.55% to  1.25%       27.36%     to  27.22%
2002                                        0.83%            0.55% to  1.25%      (12.40%)    to (13.66%)
2001                                        0.98%            0.55% to  1.25%       12.04%     to  11.59%
------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2004                                        0.73%            0.55% to  1.20%       13.55%     to  12.81%
2003                                        0.78%            0.55% to  1.20%       27.78%     to  26.97%
2002                                        0.43%            0.55% to  1.20%      (13.46%)    to (11.00%)(7)
2001                                          --             0.55% to  0.95%        4.00%(5)  to   4.00%(5)
------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2004                                        1.96%            0.55% to  1.20%        7.66%     to   6.97%
2003                                        2.40%            0.55% to  1.20%       19.23%     to  18.18%
2002                                        3.65%            0.55% to  1.20%      (12.36%)    to (12.00%)(7)
2001                                        5.83%            0.55% to  0.95%       (7.29%)    to  (7.29%)
------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2004                                        7.83%            0.55% to  1.20%        5.83%(10) to   5.23%(10)
2003                                          --               --        --           --             --
2002                                          --               --        --           --             --
2001                                          --               --        --           --             --
------------------------------------------------------------------------------------------------------------
CS MID-CAP GRO
2004                                          --             0.55% to  0.95%       12.50%     to  12.05%
2003                                          --             0.55% to  0.95%       44.00%     to  43.24%
2002                                          --             0.55% to  0.95%      (29.91%)    to (30.19%)
2001                                          --             0.55% to  0.95%      (17.05%)    to (17.19%)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
CS SM CAP GRO
2004                                       295,070         $1.40  to $1.40          $415,056
2003                                       313,370         $1.28  to $1.28          $402,465
2002                                       314,849         $0.87  to $0.87          $275,569
2001                                       325,878         $1.33  to $1.33          $435,458
----------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2004                                        23,448         $0.94  to $1.02          $ 22,145
2003                                        18,707         $0.86  to $0.95          $ 16,343
2002                                            --            --        --                --
2001                                            --            --        --                --
----------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2004                                         8,450         $1.15  to $1.14          $  9,684
2003                                            --            --        --                --
2002                                            --            --        --                --
2001                                            --            --        --                --
----------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2004                                       251,135         $0.97  to $0.95          $241,008
2003                                       245,972         $0.92  to $0.91          $225,087
2002                                       226,422         $0.75  to $0.74          $168,931
2001                                       224,545         $0.91  to $0.90          $202,788
----------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2004                                       353,479         $1.06  to $1.09          $375,117
2003                                       228,596         $1.01  to $1.04          $231,686
2002                                        92,339         $0.83  to $0.85          $ 76,486
2001                                        14,672         $1.00  to $1.00          $ 14,809
----------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2004                                       147,113         $2.43  to $2.38          $352,910
2003                                       138,655         $1.96  to $1.93          $268,769
2002                                       132,332         $1.42  to $1.40          $186,627
2001                                       127,306         $1.59  to $1.57          $201,042
----------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2004                                       356,492         $1.59  to $1.51          $558,130
2003                                       207,277         $1.28  to $1.23          $262,748
2002                                        94,048         $0.93  to $0.90          $ 87,109
2001                                        13,724         $1.04  to $1.04          $ 14,333
----------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2004                                        86,132         $0.98  to $0.96          $ 83,695
2003                                        66,234         $0.87  to $0.86          $ 57,249
2002                                        62,136         $0.61  to $0.60          $ 37,840
2001                                        60,772         $0.77  to $0.77          $ 46,833
----------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2004                                       122,929         $1.20  to $1.31          $147,870
2003                                        58,124         $1.06  to $1.17          $ 62,227
2002                                        24,767         $0.75  to $0.83          $ 18,666
2001                                         4,311         $0.95  to $0.94          $  4,072
----------------------------------------------------------------------------------------------
FTVIPT FRANK REAL EST, CL 2
2004                                       230,881         $2.42  to $1.76          $533,004
2003                                       166,493         $1.85  to $1.35          $296,754
2002                                       109,989         $1.37  to $1.01          $147,218
2001                                        44,491         $1.35  to $1.33          $ 59,740
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
CS SM CAP GRO
2004                                           --             1.25% to 1.25%        9.49%     to   9.49%
2003                                           --             1.25% to 1.25%       47.13%     to  47.13%
2002                                           --             1.25% to 1.25%      (34.59%)    to (34.59%)
2001                                           --             1.25% to 1.25%      (17.39%)    to (17.39%)
------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2004                                         1.06%            0.55% to 1.20%        8.33%     to   7.63%
2003                                         6.60%            0.55% to 1.20%        3.61%(9)  to   4.40%(9)
2002                                           --               --       --           --             --
2001                                           --               --       --           --             --
------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2004                                         2.51%            0.55% to 1.20%       16.83%(10) to  16.14%(10)
2003                                           --               --       --           --             --
2002                                           --               --       --           --             --
2001                                           --               --       --           --             --
------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2004                                         0.79%            0.55% to 0.95%        5.18%     to   4.76%
2003                                         1.06%            0.55% to 0.95%       22.67%     to  22.97%
2002                                         1.28%            0.55% to 0.95%      (17.58%)    to (17.78%)
2001                                         1.03%            0.55% to 0.95%       (9.00%)    to (10.00%)
------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2004                                         0.64%            0.55% to 1.20%        4.95%     to   4.27%
2003                                         0.66%            0.55% to 1.20%       21.69%     to  22.35%
2002                                         0.57%            0.55% to 1.20%      (17.00%)    to (15.00%)(7)
2001                                           --             0.55% to 0.95%        0.00%(5)  to   0.00%(5)
------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2004                                           --             0.55% to 0.95%       24.09%     to  23.59%
2003                                         0.31%            0.55% to 0.95%       38.03%     to  37.86%
2002                                         0.85%            0.55% to 0.95%      (10.69%)    to (10.83%)
2001                                           --             0.55% to 0.95%       (3.64%)    to  (4.27%)
------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2004                                           --             0.55% to 1.20%       23.97%     to  23.17%
2003                                         0.18%            0.55% to 1.20%       37.63%     to  36.67%
2002                                         0.33%            0.55% to 1.20%      (10.58%)    to (10.00%)(7)
2001                                           --             0.55% to 0.95%        4.00%(5)  to   4.00%(5)
------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2004                                         0.96%            0.55% to 0.95%       12.86%     to  12.41%
2003                                         0.74%            0.55% to 0.95%       42.62%     to  43.33%
2002                                         0.70%            0.55% to 0.95%      (20.78%)    to (22.08%)
2001                                         4.50%            0.55% to 0.95%      (22.22%)    to (21.43%)
------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2004                                         0.73%            0.55% to 1.20%       12.68%     to  11.95%
2003                                         0.34%            0.55% to 1.20%       41.33%     to  40.96%
2002                                         0.35%            0.55% to 1.20%      (21.05%)    to (17.00%)(7)
2001                                           --             0.55% to 0.95%       (5.00%)(5) to  (6.00%)(5)
------------------------------------------------------------------------------------------------------------
FTVIPT FRANK REAL EST, CL 2
2004                                         1.86%            0.55% to 1.20%       31.08%     to  30.23%
2003                                         2.44%            0.55% to 1.20%       35.04%     to  33.66%
2002                                         2.57%            0.55% to 1.20%        1.48%     to   1.00%(7)
2001                                         3.64%            0.55% to 0.95%        7.14%     to   6.40%
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2004                                       118,566         $1.98 to $1.46           $224,252
2003                                        87,363         $1.61 to $1.20           $135,426
2002                                        57,262         $1.22 to $0.92           $ 68,337
2001                                        20,534         $1.35 to $1.34           $ 27,681
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004                                        99,871         $1.18 to $1.22           $118,373
2003                                        58,929         $1.05 to $1.10           $ 62,601
2002                                        23,376         $0.85 to $0.89           $ 19,872
2001                                         2,056         $0.97 to $0.96           $  1,985
----------------------------------------------------------------------------------------------
FTVIPT TEMP DEV MKTS SEC, CL 1
2004                                       274,586         $0.88 to $0.88           $240,781
2003                                       272,504         $0.71 to $0.71           $193,809
2002                                       273,087         $0.47 to $0.47           $127,911
2001                                       292,955         $0.47 to $0.47           $138,800
----------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2004                                        31,651         $1.30 to $1.29           $ 41,042
2003                                        24,004         $1.11 to $1.10           $ 26,415
2002                                        18,138         $0.84 to $0.84           $ 15,223
2001                                            --            --       --                 --
----------------------------------------------------------------------------------------------
GS VIT CORE SM CAP EQ
2004                                        26,859         $1.69 to $1.66           $ 44,779
2003                                        29,916         $1.46 to $1.44           $ 43,240
2002                                        32,164         $1.01 to $1.00           $ 32,114
2001                                        33,224         $1.19 to $1.18           $ 39,336
----------------------------------------------------------------------------------------------
GS VIT CORE U.S. EQ
2004                                       253,878         $0.99 to $1.17           $251,604
2003                                       169,762         $0.87 to $1.03           $146,765
2002                                       150,534         $0.67 to $0.80           $101,100
2001                                       132,471         $0.87 to $0.86           $114,454
----------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2004                                       226,018         $2.09 to $1.50           $451,843
2003                                       162,339         $1.67 to $1.21           $261,988
2002                                       109,427         $1.31 to $0.95           $140,030
2001                                        48,659         $1.38 to $1.37           $ 66,749
----------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2004                                        65,787         $0.37 to $0.91           $ 24,174
2003                                        71,812         $0.37 to $0.92           $ 26,415
2002                                        69,076         $0.25 to $0.63           $ 17,299
2001                                        69,019         $0.43 to $0.42           $ 29,306
----------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2004                                       139,788         $0.71 to $1.23           $ 99,632
2003                                       152,636         $0.60 to $1.05           $ 92,188
2002                                       157,502         $0.45 to $0.79           $ 70,985
2001                                       125,280         $0.61 to $0.61           $ 76,239
----------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2004                                        71,059         $0.49 to $0.48           $ 34,099
2003                                        85,736         $0.41 to $0.40           $ 34,434
2002                                        95,558         $0.30 to $0.30           $ 28,712
2001                                       106,585         $0.42 to $0.42           $ 44,895
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2004                                         0.18%            0.55% to  1.20%      23.07%     to  22.27%
2003                                         0.21%            0.55% to  1.20%      31.97%     to  30.43%
2002                                         0.37%            0.55% to  1.20%      (9.63%)    to  (8.00%)(7)
2001                                         0.37%            0.55% to  0.95%      12.50%     to  12.61%
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004                                         0.76%            0.55% to  1.20%      12.02%     to  11.29%
2003                                         0.96%            0.55% to  1.20%      23.53%     to  23.60%
2002                                         0.75%            0.55% to  1.20%     (12.37%)    to (11.00%)(7)
2001                                           --             0.55% to  0.95%      (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------
FTVIPT TEMP DEV MKTS SEC, CL 1
2004                                         1.92%            1.25% to  1.25%      23.28%     to  23.28%
2003                                         1.36%            1.25% to  1.25%      51.06%     to  51.06%
2002                                         1.62%            1.25% to  1.25%       0.00%     to   0.00%
2001                                         1.02%            1.25% to  1.25%      (9.62%)    to  (9.62%)
------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2004                                         1.04%            0.55% to  0.95%      17.88%     to  17.41%
2003                                         1.67%            0.55% to  0.95%      32.14%     to  30.95%
2002                                         2.32%            0.55% to  0.95%     (16.00%)(8) to (16.00%)(8)
2001                                           --               --        --          --             --
------------------------------------------------------------------------------------------------------------
GS VIT CORE SM CAP EQ
2004                                         0.19%            0.55% to  0.95%      15.69%     to  15.23%
2003                                         0.24%            0.55% to  0.95%      44.55%     to  44.00%
2002                                         0.26%            0.55% to  0.95%     (15.13%)    to (15.25%)
2001                                         0.33%            0.55% to  0.95%       3.48%     to   3.51%
------------------------------------------------------------------------------------------------------------
GS VIT CORE U.S. EQ
2004                                         1.38%            0.55% to  1.20%      14.31%     to  13.57%
2003                                         0.79%            0.55% to  1.20%      29.85%     to  28.75%
2002                                         0.61%            0.55% to  1.20%     (22.99%)    to (20.00%)(7)
2001                                         0.49%            0.55% to  0.95%     (12.12%)    to (13.13%)
------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2004                                         0.70%            0.55% to  1.20%      25.19%     to  24.38%
2003                                         1.08%            0.55% to  1.20%      27.48%     to  27.37%
2002                                         1.38%            0.55% to  1.20%      (5.07%)    to  (5.00%)(7)
2001                                         1.44%            0.55% to  0.95%      11.29%     to  11.38%
------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2004                                           --             0.55% to  1.20%       0.02%     to  (0.63%)
2003                                           --             0.55% to  1.20%      48.00%     to  46.03%
2002                                           --             0.55% to  1.20%     (41.86%)    to (37.00%)(7)
2001                                         0.67%            0.55% to  0.95%     (36.76%)    to (38.24%)
------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2004                                         0.84%            0.55% to  1.20%      18.04%     to  17.27%
2003                                         0.98%            0.55% to  1.20%      33.33%     to  32.91%
2002                                         0.68%            0.55% to  1.20%     (26.23%)    to (21.00%)(7)
2001                                         0.75%            0.55% to  0.95%     (23.75%)    to (23.75%)
------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2004                                           --             0.55% to  0.95%      19.82%     to  19.34%
2003                                           --             0.55% to  0.95%      36.67%     to  33.33%
2002                                           --             0.55% to  0.95%     (28.57%)    to (28.57%)
2001                                           --             0.55% to  0.95%     (40.00%)    to (40.00%)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
LAZARD RETIRE INTL EQ
2004                                       168,208          $0.94 to $1.33          $160,817
2003                                       123,056          $0.83 to $1.17          $102,535
2002                                        60,087          $0.65 to $0.92          $ 38,997
2001                                        35,840          $0.73 to $0.72          $ 26,081
----------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2004                                       195,430          $0.64 to $0.99          $127,400
2003                                       172,322          $0.59 to $0.92          $103,234
2002                                       134,823          $0.49 to $0.76          $ 65,815
2001                                       102,176          $0.68 to $0.67          $ 69,005
----------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2004                                       149,075          $0.86 to $1.00          $128,085
2003                                       146,404          $0.81 to $0.95          $119,207
2002                                       117,036          $0.61 to $0.72          $ 71,654
2001                                        71,442          $0.90 to $0.90          $ 64,221
----------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2004                                        26,242          $1.10 to $1.09          $ 28,760
2003                                            --             --       --                --
2002                                            --             --       --                --
2001                                            --             --       --                --
----------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004                                        52,792          $1.19 to $1.46          $ 64,198
2003                                        33,751          $0.92 to $1.14          $ 31,693
2002                                        18,482          $0.68 to $0.85          $ 12,743
2001                                         5,913          $0.89 to $0.89          $  5,308
----------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2004                                        24,526          $1.16 to $1.15          $ 28,389
2003                                            --             --       --                --
2002                                            --             --       --                --
2001                                            --             --       --                --
----------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2004                                        16,643          $1.16 to $1.15          $ 19,170
2003                                            --             --       --                --
2002                                            --             --       --                --
2001                                            --             --       --                --
----------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2004                                        46,499          $1.07 to $1.06          $ 49,696
2003                                            --             --       --                --
2002                                            --             --       --                --
2001                                            --             --       --                --
----------------------------------------------------------------------------------------------
PIONEER EQ INC VCT, CL II
2004                                        48,892          $1.14 to $1.18          $ 55,958
2003                                        42,477          $0.99 to $1.03          $ 42,277
2002                                        21,648          $0.81 to $0.85          $ 17,802
2001                                         2,422          $0.98 to $0.97          $  2,362
----------------------------------------------------------------------------------------------
PIONEER EUROPE VCT, CL II
2004                                         5,012          $1.22 to $1.31          $  6,110
2003                                         3,937          $1.04 to $1.12          $  4,092
2002                                         2,111          $0.79 to $0.85          $  1,662
2001                                           264          $0.98 to $0.98          $    258
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
LAZARD RETIRE INTL EQ
2004                                        0.54%              0.55% to 1.20%      14.35%     to  13.61%
2003                                        0.35%              0.55% to 1.20%      27.69%     to  27.17%
2002                                        0.09%              0.55% to 1.20%     (10.96%)    to  (8.00%)(7)
2001                                        0.01%              0.55% to 0.95%     (23.96%)    to (25.00%)
------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2004                                          --               0.55% to 1.20%       8.39%     to   7.69%
2003                                          --               0.55% to 1.20%      20.41%     to  21.05%
2002                                          --               0.55% to 1.20%     (27.94%)    to (24.00%)(7)
2001                                        0.06%              0.55% to 0.95%     (25.27%)    to (25.56%)
------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2004                                          --               0.55% to 1.20%       5.63%     to   4.94%
2003                                          --               0.55% to 1.20%      32.79%     to  31.94%
2002                                          --               0.55% to 1.20%     (32.22%)    to (28.00%)(7)
2001                                          --               0.55% to 0.95%      (6.25%)    to  (6.25%)
------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2004                                        0.61%              0.55% to 1.20%       9.02%(10) to   8.38%(10)
2003                                          --                 --       --          --             --
2002                                          --                 --       --          --             --
2001                                          --                 --       --          --             --
------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004                                        1.21%              0.55% to 1.20%      29.13%     to  28.30%
2003                                        1.87%              0.55% to 1.20%      35.29%     to  34.12%
2002                                        2.05%              0.55% to 1.20%     (23.60%)    to (15.00%)(7)
2001                                          --               0.55% to 0.95%     (11.00%)(5) to (11.00%)(5)
------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2004                                        0.15%              0.55% to 1.20%      15.92%(10) to  15.24%(10)
2003                                          --                 --       --          --             --
2002                                          --                 --       --          --             --
2001                                          --                 --       --          --             --
------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2004                                          --               0.55% to 1.20%      17.36%(10) to  16.67%(10)
2003                                          --                 --       --          --             --
2002                                          --                 --       --          --             --
2001                                          --                 --       --          --             --
------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2004                                        0.56%              0.55% to 1.20%      7.06%(10)  to   6.43%(10)
2003                                          --                 --       --         --              --
2002                                          --                 --       --         --              --
2001                                          --                 --       --         --              --
------------------------------------------------------------------------------------------------------------
PIONEER EQ INC VCT, CL II
2004                                        2.13%              0.55% to 1.20%      15.40%     to  14.66%
2003                                        2.14%              0.55% to 1.20%      22.22%     to  21.18%
2002                                        2.77%              0.55% to 1.20%     (17.35%)    to (15.00%)(7)
2001                                        2.26%              0.55% to 0.95%      (2.00%)(5) to  (3.00%)(5)
------------------------------------------------------------------------------------------------------------
PIONEER EUROPE VCT, CL II
2004                                        0.65%              0.55% to 1.20%      17.55%     to  16.79%
2003                                        0.33%              0.55% to 1.20%      31.65%     to  31.76%
2002                                          --               0.55% to 1.20%     (19.39%)    to (15.00%)(7)
2001                                          --               0.55% to 0.95%      (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
PUT VT HEALTH SCIENCES, CL IB
2004                                      37,011           $0.98 to $1.00           $ 35,996
2003                                      30,753           $0.92 to $0.94           $ 28,128
2002                                      19,335           $0.78 to $0.80           $ 15,031
2001                                       4,009           $0.98 to $0.98           $  3,934
----------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2004                                      72,649           $1.16 to $1.25           $ 84,438
2003                                      70,062           $1.01 to $1.09           $ 70,669
2002                                      40,270           $0.79 to $0.86           $ 31,835
2001                                       5,058           $0.96 to $0.96           $  4,857
----------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2004                                     107,334           $0.84 to $0.82           $ 88,924
2003                                     128,360           $0.75 to $0.73           $ 94,570
2002                                     148,078           $0.56 to $0.56           $ 82,588
2001                                     170,444           $0.66 to $0.65           $110,996
----------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2004                                     265,044           $1.27 to $1.27           $337,875
2003                                     324,631           $1.16 to $1.16           $378,811
2002                                     378,658           $0.89 to $0.89           $337,002
2001                                     457,099           $1.29 to $1.29           $590,926
----------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2004                                     110,020           $0.92 to $1.12           $100,428
2003                                     131,762           $0.78 to $0.96           $102,200
2002                                     146,947           $0.59 to $0.73           $ 86,196
2001                                     163,633           $0.86 to $0.85           $139,270
----------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
2004                                      54,526           $2.55 to $2.50           $137,329
2003                                      54,945           $2.26 to $2.22           $122,428
2002                                      53,109           $1.52 to $1.50           $ 79,999
2001                                      43,983           $1.75 to $1.74           $ 76,654
----------------------------------------------------------------------------------------------
STRONG OPP II, ADVISOR CL
2004                                      80,225           $1.15 to $1.18           $ 91,972
2003                                      73,209           $0.98 to $1.01           $ 71,663
2002                                      47,166           $0.72 to $0.75           $ 34,051
2001                                       7,584           $0.99 to $0.99           $  7,518
----------------------------------------------------------------------------------------------
THIRD AVE VAL
2004                                      66,587           $2.57 to $2.51           $168,558
2003                                      67,135           $2.15 to $2.12           $142,904
2002                                      66,723           $1.52 to $1.50           $100,487
2001                                      59,202           $1.71 to $1.69           $100,737
----------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2004                                      75,664           $1.15 to $1.15           $ 87,005
2003                                          --              --       --                 --
2002                                          --              --       --                 --
2001                                          --              --       --                 --
----------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2004                                     201,340           $1.40 to $1.65           $282,034
2003                                     130,668           $1.08 to $1.28           $141,172
2002                                      89,925           $0.73 to $0.87           $ 65,493
2001                                      58,884           $0.85 to $0.84           $ 49,945
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
PUT VT HEALTH SCIENCES, CL IB
2004                                        0.17%             0.55% to  1.20%       6.54%     to   5.85%
2003                                        0.46%             0.55% to  1.20%      17.95%     to  17.50%
2002                                          --              0.55% to  1.20%     (20.41%)    to (20.00%)(7)
2001                                          --              0.55% to  0.95%      (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2004                                        1.45%             0.55% to  1.20%      15.56%     to  14.81%
2003                                        0.71%             0.55% to  1.20%      27.85%     to  26.74%
2002                                        0.43%             0.55% to  1.20%     (17.71%)    to (14.00%)(7)
2001                                          --              0.55% to  0.95%      (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2004                                        1.02%             0.55% to  0.95%      12.73%     to  12.28%
2003                                        0.31%             0.55% to  0.95%      33.93%     to  30.36%
2002                                        0.68%             0.55% to  0.95%     (15.15%)    to (13.85%)
2001                                          --              0.55% to  0.95%     (28.26%)    to (29.35%)
------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2004                                          --              1.25% to  1.25%       9.20%     to   9.20%
2003                                          --              1.25% to  1.25%      30.34%     to  30.34%
2002                                          --              1.25% to  1.25%     (31.01%)    to (31.01%)
2001                                          --              1.25% to  1.25%     (31.02%)    to (31.02%)
------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2004                                          --              0.55% to  1.20%      17.96%     to  17.19%
2003                                          --              0.55% to  1.20%      32.20%     to  31.51%
2002                                          --              0.55% to  1.20%     (31.40%)    to (27.00%)(7)
2001                                          --              0.55% to  0.95%     (33.33%)    to (34.11%)
------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
2004                                          --              0.55% to  0.95%      13.22%     to  12.77%
2003                                          --              0.55% to  0.95%      48.68%     to  48.00%
2002                                          --              0.55% to  0.95%     (13.14%)    to (13.79%)
2001                                          --              0.55% to  0.95%      28.68%     to  28.89%
------------------------------------------------------------------------------------------------------------
STRONG OPP II, ADVISOR CL
2004                                          --              0.55% to  1.20%      17.43%     to  16.67%
2003                                        0.01%             0.55% to  1.20%      36.11%     to  34.67%
2002                                        0.73%             0.55% to  1.20%     (27.27%)    to (25.00%)(7)
2001                                        2.32%             0.55% to  0.95%      (1.00%)(5) to  (1.00%)(5)
------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2004                                        0.54%             0.55% to  0.95%      19.24%     to  18.76%
2003                                        0.19%             0.55% to  0.95%      41.45%     to  41.33%
2002                                        0.19%             0.55% to  0.95%     (11.11%)    to (11.24%)
2001                                        0.15%             0.55% to  0.95%      13.25%     to  12.67%
------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2004                                        0.11%             0.55% to  1.20%      14.41%(10) to  13.74%(10)
2003                                          --                --        --          --             --
2002                                          --                --        --          --             --
2001                                          --                --        --          --             --
------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2004                                        0.59%             0.55% to  1.20%      29.56%     to  28.72%
2003                                        0.27%             0.55% to  1.20%      47.95%     to  47.13%
2002                                          --              0.55% to  1.20%     (14.12%)    to (13.00%)(7)
2001                                        0.00%             0.55% to  0.95%     (22.02%)    to (22.22%)
------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                                              AT DEC. 31
                                       -------------------------------------------------------
                                           UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                          (000S)          LOWEST TO HIGHEST          (000S)
                                       -------------------------------------------------------
WANGER U.S. SM CO
2004                                      368,407          $1.62 to $1.40           $579,332
2003                                      261,219          $1.37 to $1.20           $351,317
2002                                      158,874          $0.96 to $0.85           $151,154
2001                                       88,067          $1.17 to $1.15           $102,085
----------------------------------------------------------------------------------------------
WF ADV ASSET ALLOC
2004                                       80,918          $1.11 to $1.15           $ 89,406
2003                                       59,332          $1.02 to $1.06           $ 60,495
2002                                       28,802          $0.84 to $0.88           $ 24,203
2001                                        7,031          $0.97 to $0.97           $  6,810
----------------------------------------------------------------------------------------------
WF ADV INTL CORE
2004                                       19,728          $0.99 to $1.13           $ 19,596
2003                                       14,684          $0.90 to $1.05           $ 13,353
2002                                        7,789          $0.69 to $0.81           $  5,378
2001                                        2,232          $0.90 to $0.90           $  2,008
----------------------------------------------------------------------------------------------
WF ADV SM CAP GRO
2004                                       42,675          $0.93 to $1.05           $ 39,748
2003                                       36,312          $0.82 to $0.94           $ 29,921
2002                                       18,702          $0.58 to $0.67           $ 10,870
2001                                        4,292          $0.94 to $0.94           $  4,036
----------------------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED DEC. 31
                                       ---------------------------------------------------------------------
                                         INVESTMENT            EXPENSE RATIO            TOTAL RETURN
                                       INCOME RATIO(1)      LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                       ---------------------------------------------------------------------
WANGER U.S. SM CO
2004                                          --             0.55% to 1.20%        17.68%     to  16.92%
2003                                          --             0.55% to 1.20%        42.71%     to  41.18%
2002                                          --             0.55% to 1.20%       (17.95%)    to (15.00%)(7)
2001                                        0.06%            0.55% to 0.95%        11.43%     to   9.52%
------------------------------------------------------------------------------------------------------------
WF ADV ASSET ALLOC
2004                                        2.16%            0.55% to 1.20%         8.74%     to   8.04%
2003                                        1.74%            0.55% to 1.20%        21.43%     to  20.45%
2002                                        2.33%            0.55% to 1.20%       (13.40%)    to (12.00%)(7)
2001                                        2.07%            0.55% to 0.95%        (3.00%)(4) to   3.00%(4)
------------------------------------------------------------------------------------------------------------
WF ADV INTL CORE
2004                                        0.23%            0.55% to 1.20%         9.03%     to   8.32%
2003                                        0.33%            0.55% to 1.20%        30.43%     to  29.63%
2002                                        0.20%            0.55% to 1.20%       (23.33%)    to (19.00%)(7)
2001                                        0.03%            0.55% to 0.95%       (10.00%)(4) to (10.00%)(4)
------------------------------------------------------------------------------------------------------------
WF ADV SM CAP GRO
2004                                          --             0.55% to 1.20%        13.15%     to  12.41%
2003                                          --             0.55% to 1.20%        41.38%     to  40.30%
2002                                          --             0.55% to 1.20%       (38.30%)    to (33.00%)(7)
2001                                          --             0.55% to 0.95%        (6.00%)(4) to  (6.00%)(4)
------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)  Operations commenced on May 1, 2001.

(5)  Operations commenced on Aug. 13, 2001.

(6)  Operations commenced on Aug. 14, 2001.

(7)  Operations commenced on Feb. 13, 2002.

(8)  Operations commenced on March 1, 2002.

(9)  Operations commenced on Dec. 8, 2003.

(10) Operations commenced on Feb. 4, 2004.

(11) Operations commenced on Sept. 13, 2004.

                          IDS LIFE VARIABLE ACCOUNT 10

IDS Life Insurance Company
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 IDS Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $27,400,640; 2003, $26,596,709)         $28,131,195   $27,293,565
   Preferred and common stocks, at fair value (cost: 2004, $30,019; 2003, $30,019)                     31,256        31,046
Mortgage loans on real estate, at cost (less reserves: 2004, $45,347; 2003, $47,197)                2,923,542     3,180,020
Policy loans                                                                                          588,574       578,000
Trading securities and other investments                                                              753,298       801,871
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            32,427,865    31,884,502

Cash and cash equivalents                                                                             131,427       400,294
Restricted cash                                                                                       535,821       834,448
Amounts recoverable from reinsurers                                                                   876,408       754,514
Amounts due from brokers                                                                                7,109         1,792
Other accounts receivable                                                                              52,527        68,422
Accrued investment income                                                                             351,522       355,374
Deferred policy acquisition costs (Note 4)                                                          3,637,956     3,336,208
Deferred sales inducement costs (Note 5)                                                              302,997       278,971
Other assets                                                                                          308,398       253,858
Separate account assets                                                                            32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                $71,086,062   $65,942,702
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                $26,978,596   $26,376,944
   Variable annuity guarantees (Note 5)                                                                32,955            --
   Universal life-type insurance                                                                    3,689,639     3,569,882
   Traditional life insurance                                                                         271,516       254,641
   Disability income and long-term care insurance                                                   1,942,656     1,724,204
Policy claims and other policyholders' funds                                                           69,884        67,911
Amounts due to brokers                                                                                162,609       228,707
Deferred income taxes, net                                                                            141,202       139,814
Other liabilities                                                                                     437,418       408,444
Separate account liabilities                                                                       32,454,032    27,774,319
----------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               66,180,507    60,544,866
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                      3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,370,388
   Retained earnings                                                                                3,190,474     3,624,837
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 370,615       405,456
      Net unrealized derivative losses                                                                (28,922)       (5,845)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 341,693       399,611
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                              4,905,555     5,397,836
Total liabilities and stockholder's equity                                                        $71,086,062   $65,942,702
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
2

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                       $   68,335     $   64,890    $   60,740
   Disability income and long-term care insurance                                      283,608        284,111       273,737
----------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   351,943        349,001       334,477
Net investment income                                                                1,777,446      1,705,185     1,562,592
Contractholder and policyholder charges                                                554,344        530,190       525,497
Mortality and expense risk and other fees                                              430,320        390,516       404,787
Net realized gain (loss) on investments                                                 27,292          4,445        (5,243)
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          3,141,345      2,979,337     2,822,110

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                                           36,843         38,870        36,850
   Investment contracts and universal life-type insurance                              227,664        209,065       214,222
   Disability income and long-term care insurance                                       67,261         57,339        52,972
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                            1,381         (2,401)        2,841
   Disability income and long-term care insurance                                      123,289        142,532       134,605
Interest credited on investment contracts and universal life-type insurance          1,127,875      1,242,020     1,163,351
Amortization of deferred policy acquisition costs                                      260,778        264,308       320,629
Other insurance and operating expenses                                                 503,872        453,065       426,633
----------------------------------------------------------------------------------------------------------------------------
      Total                                                                          2,348,963      2,404,798     2,352,103
----------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                               792,382        574,539       470,007
Income tax provision                                                                   226,177         66,945        87,826
----------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                        566,205        507,594       382,181
Cumulative effect of accounting change, net of tax benefit (Note 1)                    (70,568)        44,463            --
----------------------------------------------------------------------------------------------------------------------------
Net income                                                                          $  495,637     $  552,057    $  382,181
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
3

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31,
(Thousands)
                                                                                         2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $   495,637   $    552,057  $    382,181
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                         37,592         43,596        49,256
      Issuance                                                                         (39,230)       (34,490)      (35,345)
   Change in amounts recoverable from reinsurers                                      (121,894)      (121,004)     (104,344)
   Change in other accounts receivable                                                  15,895        (12,177)       (9,896)
   Change in accrued investment income                                                   3,852        (64,359)       (5,139)
   Change in deferred policy acquisition costs, net                                   (273,291)      (252,620)     (229,158)
   Change in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                      235,327        265,233       245,275
   Change in policy claims and other policyholder's funds                                1,973        (17,489)       13,521
   Deferred income tax provision (benefit)                                              70,574        (30,714)      116,995
   Change in other assets and liabilities, net                                         249,054       (177,937)      (18,568)
   Amortization of premium, net                                                         92,617        160,862        65,869
   Net realized (gain) loss on investments                                             (27,292)        (4,445)        5,243
   Trading securities, net                                                               6,788       (358,200)     (126,094)
   Net realized (gain) loss on trading securities                                      (37,460)       (30,400)        2,480
   Policyholder and contractholder charges, non-cash                                  (231,611)      (234,098)     (232,725)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                  70,568        (44,463)           --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                              549,099       (360,648)      119,551
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             1,603,285     12,232,235    10,093,228
   Maturities, sinking fund payments and calls                                       1,931,070      4,152,088     3,078,509
   Purchases                                                                        (4,392,522)   (20,527,995)  (16,287,891)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                  690,333        621,163       482,908
   Purchases                                                                          (402,235)      (438,336)     (390,092)
   Change in amounts due to and from brokers, net                                      (71,415)    (3,261,601)    1,693,251
----------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                           (641,484)    (7,222,446)   (1,330,087)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           2,350,426      4,267,115     4,638,111
   Interest credited to account values                                               1,127,875      1,242,020     1,163,351
   Surrenders and other benefits                                                    (2,715,847)    (2,235,889)   (1,655,631)
Universal life-type insurance policy loans:
   Repayment                                                                            84,281         85,760        89,346
   Issuance                                                                            (93,217)       (81,740)      (80,831)
Capital contribution                                                                        --        282,061       400,000
Cash dividend to American Express Financial Corporation                               (930,000)            --       (70,000)
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (176,482)     3,559,327     4,484,346
----------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                  (268,867)    (4,023,767)    3,273,810
Cash and cash equivalents at beginning of year                                         400,294      4,424,061     1,150,251
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                           $   131,427   $    400,294  $  4,424,061
============================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $   196,397   $    103,034  $         --
   Interest on borrowings                                                          $       411   $      2,926  $      7,623
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 8)       $        --   $    282,061  $         --

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
4

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                  Accumulated Other
                                                                       Additional   Comprehensive                   Total
                                                          Capital       Paid-in    Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)    Stock        Capital      Net of Tax     Earnings       Equity
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000     $  688,327      $ 84,775     $3,042,660    $3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities  arising during the year, net of
      deferred policy acquisition costs of ($75,351)
      and income tax provision of ($228,502)                   --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       795,489
Capital contribution                                           --        400,000            --             --       400,000
Cash dividend to American Express Financial Corporation
(Note 8)                                                       --             --            --        (70,000)      (70,000)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
Net income                                                     --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities  included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit of $3,663     --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       453,585
Capital contribution                                           --        282,061            --             --       282,061
Non-cash dividend of American Express Corporation
   to American Express Financial Corporation (Note 8)          --             --            --       (282,061)     (282,061)
----------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000      1,370,388       399,611      3,624,837     5,397,836
Comprehensive income:
Net income                                                     --             --            --        495,637       495,637
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of income
      tax benefit of $8,222 and net of adjustments to
      deferred policy acquisition costs of $8,857,
      deferred sales inducement costs of ($10,109),
      and fixed annuity liabilities of ($86,485).              --             --       (14,848)            --       (14,848)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($10,765)         --             --       (19,993)            --       (19,993)
   Net unrealized holding losses on derivatives
      arising during the year, net of income tax
      benefit of $11,901                                       --             --       (22,102)            --       (22,102)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income
      tax provision of ($525)                                  --             --          (975)            --          (975)
----------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                  --             --            --             --       437,719
Cash dividends to American Express Financial Corporation
(Note 8)                                                       --             --            --       (930,000)     (930,000)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000     $1,370,388      $341,693     $3,190,474    $4,905,555
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
5

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY

Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products almost exclusively through the American Express Financial Advisors Inc. (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned life insurance company subsidiaries: IDS Life Insurance Company of New York, a New York stock life insurance company (IDS Life of New York); American Partners Life Insurance Company, an Arizona stock life insurance company (American Partners Life); American Enterprise Life Insurance Company, an Indiana stock life insurance company (American Enterprise Life); and American Centurion Life Assurance Company, a New York stock life insurance company (American Centurion
Life), that distribute their products through various distribution channels. IDS Life of New York serves New York State residents and distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. American Enterprise Life provides clients of financial institutions and regional and/or independent broker-dealers with American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life received a Certificate of Authority to transact business in the State of New Hampshire. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York. American Partners Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also owns IDS REO 1, LLC and IDS REO 2, LLC which hold real estate investments. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these Consolidated Financial Statements and notes thereto.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage, Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U. S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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Principles of Consolidation

IDS Life consolidates all non-variable interest entities, as defined below, in which it holds a greater than 50 percent voting interest, except for immaterial seed money investments in mutual and hedge funds, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments in subsidiaries are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

IDS Life also consolidates all Variable Interest Entities (VIEs) for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of the IDS Life's rated collateralized debt obligations (CDOs) described in Note 2.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate, policy loans and trading securities and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

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Balance Sheet
Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading securities and other investments

Included in trading securities and other investments are trading securities, syndicated loans and real estate. Trading securities primarily include hedge funds and mutual fund seed money investments. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

IDS Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Restricted cash

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. See "Application of Recent Accounting Standards" below for a description of FIN 46.

Reinsurance

IDS Life reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

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Generally, IDS Life reinsures 90% of the death benefit liability related to variable, universal and term life insurance product. IDS Life retains, and is at risk for only, 10% of each policy's death benefit from the first dollar of coverage. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principal DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase of DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. Before the fourth quarter of 2003, these fees included investment advisory fees for internally managed mutual funds. In the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Previous to this change, IDS Life received management fees directly from the proprietary funds and was party to an agreement with AEFC to compensate AEFC for the investment sub-advisory services AEFC provided these proprietary funds. IDS Life's administrative service fees will vary with the market values of these proprietary mutual funds. In addition to IDS Life's administrative service fees, IDS Life receives mortality and expense risk fees from the separate accounts based on the level of assets. In March 2004, a similar structure for the New York subsidiaries was approved by the New York Insurance Department effective as of February 1, 2004. Fees payable from AEFC to IDS Life include administrative service fees.

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IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on the balance sheet at fair value as either assets or liabilities in IDS Life's Consolidated Balance Sheets. The fair value of IDS Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. IDS Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

Derivative financial instrument agreements introduce the possibility of counterparty credit risk. Counterparty credit risk is the risk that the counterparty will not fulfill the terms of the agreement. IDS Life attempts to minimize counterparty credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, monitoring credit ratings, and requiring collateral, where appropriate. A majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

Cash flow hedges

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivatives are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the income statement with the hedged instrument or transaction impact, generally, in net investment income. Any ineffective portion of the gain or loss is reported as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. As required by SFAS 133, for all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 11 Derivative financial instruments and hedging activities, which describes the types of cash flow hedges used by IDS Life.

Non-designated derivatives

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See
Note 11 Derivative financial instruments and hedging activities, which describes the types of economic hedges used by IDS Life.

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Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) and guaranteed minimum withdrawal benefits (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and income benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

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Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated financial condition or results of operations. See Note 5 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $52.5 million (of which $32.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $31.5 million and $37.4 million, respectively. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See Note 5 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on the IDS Life's financial statements.

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In January 2003, the FASB issued FIN 46 as revised, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts (SLTs), which are managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). See Note 3 for further discussion of consolidated variable interest entities.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life complied with the disclosure provisions of this rule in Note 2 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $13,718,138      $531,970      $ (36,990)  $14,213,118
   Mortgage and other asset-backed securities                          9,383,868       143,102        (30,487)    9,496,483
   Foreign corporate bonds and obligations                             3,185,592       139,821        (14,178)    3,311,235
   Structured investments(a)                                             563,899            --        (33,230)      530,669
   U.S. Government and agencies obligations                              330,540        15,181           (513)      345,208
   State and municipal obligations                                       114,161         3,493         (2,569)      115,085
   Foreign government bonds and obligations                              104,442        15,507           (552)      119,397
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                27,400,640       849,074       (118,519)   28,131,195
Preferred and common stocks                                               30,019         1,237             --        31,256
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $27,430,659      $850,311      $(118,519)  $28,162,451
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                              Cost           Gains           Losses       Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                         $12,716,966      $567,940      $ (63,059)  $13,221,847
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments(a)                                             593,094         1,784        (47,767)      547,111
   U.S. Government and agencies obligations                              235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,596,709       890,877       (194,021)   27,293,565
Preferred and common stocks                                               30,019         1,027             --        31,046
----------------------------------------------------------------------------------------------------------------------------
   Total                                                             $26,626,728      $891,904      $(194,021)  $27,324,611
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

--------------------------------------------------------------------------------
13

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
----------------------------------------------------------------------------------------------------------------------------
                                                          Fair    Unrealized      Fair    Unrealized      Fair    Unrealized
Description of securities:                               Value      Losses       Value      Losses       Value      Losses
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $2,410,156  $(20,461)    $  645,898  $(16,529)   $3,056,054 $ (36,990)
Mortgage and other asset-backed securities             2,560,175   (17,686)       550,728   (12,801)    3,110,903   (30,487)
Foreign corporate bonds                                  641,928    (6,571)       373,312    (7,607)    1,015,240   (14,178)
Structured investments                                        --        --        526,190   (33,230)      526,190   (33,230)
U.S. Government and agencies obligations                 159,904      (498)           533       (15)      160,437      (513)
State and municipal obligations                               --        --         62,454    (2,569)       62,454    (2,569)
Foreign government bonds and obligations                   1,002       (33)         9,008      (519)       10,010      (552)
----------------------------------------------------------------------------------------------------------------------------
Total                                                 $5,773,165  $(45,249)    $2,168,123  $(73,270)   $7,941,288 $(118,519)
----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                319      $5,773      $(45)           87     $1,619       $(38)         406       $7,392     $ (83)
90% - 95%                  --          --        --             6        545        (34)           6          545       (34)
80% - 90%                  --          --        --             1          4         (1)           1            4        (1)
Less than 80%               1          --        --             1         --         --            2           --        --
------------------------------------------------------------------------------------------------------------------------------
Total                     320      $5,773      $(45)           95     $2,168       $(73)         415       $7,941     $(118)
------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $33.2 million of the $34.3 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 90-95% category. With regard to this security, IDS Life estimates future cash flows through maturity
(2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which IDS Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

--------------------------------------------------------------------------------
14

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale by maturity as of December 31, 2004:

                                                                                                   Amortized       Fair
(Thousands)                                                                                           Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                 $   569,953   $   582,432
Due after 1 through 5 years                                                                         3,786,395     3,930,575
Due after 5 through 10 years                                                                       11,597,234    11,997,347
Due after 10 years                                                                                  1,499,291     1,593,689
----------------------------------------------------------------------------------------------------------------------------
                                                                                                   17,452,873    18,104,043
Mortgage and other asset-backed securities                                                          9,383,868     9,496,483
Structured investments                                                                                563,899       530,669
Preferred and common stocks                                                                            30,019        31,256
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $27,430,659   $28,162,451
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 87 and 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.0 billion and $1.6 billion of securities at December 31, 2004 and 2003, which are rated by IDS Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        37%           41%
AA                                                                                                          3             2
A                                                                                                          22            21
BBB                                                                                                        30            27
Below investment grade                                                                                      8             9
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 61 and 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                               $1,603,285    $12,232,235   $10,093,228
Maturities, sinking fund payments and calls                                         $1,931,070    $ 4,152,088   $ 3,078,509
Purchases                                                                           $4,392,522    $20,527,995   $16,287,891
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                       $ 48,412      $ 255,348     $ 297,576
Gross realized losses from sales                                                      $(17,524)     $(135,465)    $(137,384)
Other-than-temporary impairments                                                      $   (131)     $(102,614)    $(144,064)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, IDS Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585.8 million. As of December 31, 2004, the retained interests had a carrying value of $526.2 million, of which $389.9 million is considered investment grade, and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $16.9 million and $16.3 million, respectively, were on deposit with various states as required by law.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate and syndicated loans

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                      $2,968,889    $3,227,217
Mortgage loans on real estate reserves                                                                (45,347)      (47,197)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                 $2,923,542    $3,180,020
----------------------------------------------------------------------------------------------------------------------------

Syndicated loans                                                                                   $  139,295    $  140,792
Syndicated loans reserves                                                                              (3,500)       (3,000)
----------------------------------------------------------------------------------------------------------------------------
Net syndicated loans                                                                               $  135,795    $  137,792
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.3 million and $11.1 million, with a reserve of $4.0 million and $2.9 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $8.3 million and $26.0 million, respectively. IDS Life recognized $0.6 million, $0.8 million and $1.1 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                    $ 47,197        $44,312       $28,173
Provision for mortgage loan losses                                                       9,500         11,687        23,514
Foreclosures, write-offs and other                                                     (11,350)        (8,802)       (7,375)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                  $ 45,347        $47,197       $44,312
----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                            December 31, 2004            December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
 Region                                                                    Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                      $  509,752     $ 1,400        $  578,855    $ 6,575
West North Central                                                         433,298      14,550           490,119      8,115
South Atlantic                                                             588,764      24,115           662,121      1,350
Middle Atlantic                                                            270,509       2,600           294,333      4,800
New England                                                                198,297       6,515           197,338     11,474
Pacific                                                                    332,764      13,700           342,214     13,900
West South Central                                                         191,410          --           191,886      8,800
East South Central                                                          72,294       9,625            71,566        800
Mountain                                                                   371,801      20,025           398,785      2,700
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530         3,227,217     58,514
Less reserves for losses                                                   (45,347)         --           (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530        $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                             December 31, 2004          December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                             On Balance     Funding        On Balance    Funding
Property type                                                              Sheet     Commitments         Sheet    Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                $  734,590     $40,075       $  868,079    $18,444
Apartments                                                                 505,632      24,875          560,753     21,600
Office buildings                                                         1,087,700       5,840        1,136,034     10,805
Industrial buildings                                                       373,767      15,615          355,497      4,265
Hotels/motels                                                              109,408          --          111,230      1,000
Medical buildings                                                           46,960          --           70,934         --
Nursing/retirement homes                                                     9,875          --           27,253         --
Mixed use                                                                   62,424       4,200           60,124         --
Other                                                                       38,533       1,925           37,313      2,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                         2,968,889      92,530        3,227,217     58,514
Less reserves for losses                                                   (45,347)         --          (47,197)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                $2,923,542     $92,530       $3,180,020    $58,514
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                         $ 1,450,919     $1,423,560    $1,331,547
Income on mortgage loans on real estate                                                221,022        247,001       274,524
Trading securities and other investments                                               138,468         63,983       (14,906)
----------------------------------------------------------------------------------------------------------------------------
                                                                                     1,810,409      1,734,544     1,591,165
Less investment expenses                                                                32,963         29,359        28,573
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,777,446     $1,705,185    $1,562,592
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004            2003         2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $30,757       $ 17,269      $ 16,128
Mortgage loans on real estate                                                           (3,048)       (10,865)      (20,552)
Other investments                                                                         (417)        (1,959)         (819)
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $27,292       $  4,445      $ (5,243)
----------------------------------------------------------------------------------------------------------------------------

3.VARIABLE INTEREST ENTITIES

The variable interest entities for which IDS Life is considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which are partially owned by IDS Life and managed by an affiliate. The SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by an affiliate. One of the SLTs originally consolidated was liquidated in 2004 and the remaining two SLTs are in the process of being liquidated as of December 31, 2004. The 2004 results of operations (reported in net investment income) include a $24 million pretax, non-cash charge related to the complete liquidation of one SLT, and a $4 million pretax, non-cash charge related to the expected impact of liquidating the two remaining SLTs. However, further adjustments to that amount could occur based on market movements and execution of the liquidation process. To the extent further adjustments are included in the liquidation of the SLT portfolios, the Company's maximum cumulative exposure to losses was $462 million at December 31, 2004. The following table presents the consolidated assets, essentially all of which are restricted, and other balances related to these entities at December 31:

(Millions)                                                                                               2004          2003
----------------------------------------------------------------------------------------------------------------------------
Restricted cash                                                                                          $536          $834
Derivative financial instruments (a)                                                                       43            73
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             $579          $907
Total liabilities                                                                                         117           166
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $462          $741
----------------------------------------------------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which have a notional amount of $1.8 billion and $3.2 billion as of December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
17

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by a carrying value of $4.5 million of CDO residual tranches managed by an affiliate where the Company is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying values. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as the CDO-related securitization trust established in 2001.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                 $3,336,208     $3,077,994    $2,924,187
SOP 03-1 adoption impact                                                                19,600             --            --
Capitalization of expenses                                                             534,069        516,928       549,787
Amortization                                                                          (260,778)      (264,308)     (320,629)
Change in unrealized investment gains and losses                                         8,857          5,594       (75,351)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                               $3,637,956     $3,336,208    $3,077,994
----------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up
(GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. IDS Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                           $ 3,241.6    $ 3,162.4
                                                      Contract Value in Separate Accounts            $ 1,727.4    $ 1,600.7
                                                      Net Amount at Risk*                            $   110.9    $    28.0
                                                      Weighted Average Attained Age                         62           62
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                           $27,453.2    $24,570.6
                                                      Contract Value in Separate Accounts            $22,787.1    $20,316.1
                                                      Net Amount at Risk*                            $ 1,267.2    $ 2,077.5
                                                      Weighted Average Attained Age                         60           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                           $ 4,039.4    $ 2,827.5
                                                      Contract Value in Separate Accounts            $ 3,078.5    $ 1,886.3
                                                      Net Amount at Risk*                            $    55.6    $    84.7
                                                      Weighted Average Attained Age                         61           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                           $   494.7    $   251.8
                                                      Contract Value in Separate Accounts            $   397.7    $   174.8
                                                      Net Amount at Risk*                            $    11.7    $    20.8
                                                      Weighted Average Attained Age                         66           63
----------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                           $   450.1    $   276.4
                                                      Contract Value in Separate Accounts            $   363.8    $   193.1
                                                      Net Amount at Risk*                            $    18.2    $     5.8
                                                      Weighted Average Attained Age                         64           61
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                           $   603.3    $   357.8
                                                      Contract Value in Separate Accounts            $   517.6    $   268.3
                                                      Net Amount at Risk*                            $    11.9    $    23.0
                                                      Weighted Average Attained Age                         59           59
----------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

----------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB & GGU       GMIB
----------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                  Liability balance at January 1                     $30.6         $2.2
                                                      Reported claims                                    $19.6         $ --
                                                      Liability balance at December 31                   $29.9         $3.0
                                                      Incurred claims (reported + change in liability)   $18.9         $0.8
----------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income. Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life capitalized $70.9 million and $71.8 million for the years ended December 31, 2004 and 2003, respectively. IDS Life amortized $33.8 million and $23.9 million for the years ended December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $159,783       $ 91,862      $(30,647)
   Deferred                                                                             70,574        (30,714)      116,995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       230,357         61,148        86,348
State income taxes-current                                                              (4,180)         5,797         1,478
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                         $226,177       $ 66,945      $ 87,826
============================================================================================================================

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                      2004                    2003                    2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                     $277,334      35.0%     $201,089      35.0%     $164,502      35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income               (45,199)     (5.7)      (61,070)    (10.6)       (5,260)     (1.1)
   State income taxes, net of federal benefit             (2,717)     (0.4)        3,768       0.7           961       0.2
   Affordable housing credits                                 --        --       (73,500)    (12.8)      (70,000)    (14.9)
   All other                                              (3,241)     (0.4)       (3,342)     (0.6)       (2,377)     (0.5)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change           $226,177      28.5%     $ 66,945      11.7%     $ 87,826      18.7%
============================================================================================================================

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2004, IDS Life had a policyholders' surplus account balance of $20.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provided a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceed the shareholders' surplus account and/or IDS Life is liquidated. Deferred taxes of $7 million had not been established because no distributions of such amounts were contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                 $1,035,300    $  798,508
   Other investments                                                                                  139,066       300,888
   Other                                                                                               55,556        30,376
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,229,922     1,129,772
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                1,116,235     1,004,942
   Deferred taxes related to net unrealized securities gains                                          183,988       218,322
   Other                                                                                               70,901        46,322
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               1,371,124     1,269,586
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $  141,202    $  139,814
----------------------------------------------------------------------------------------------------------------------------

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company
--------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to AEFC are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $909.7 million and $1.4 billion as of December 31, 2004 and 2003, respectively. In addition, any dividend or distribution paid prior to December 20, 2005 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 20, 2005 to December 31, 2005, dividends or distributions in excess of $358.6 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                $  379,950     $  432,063    $  159,794
Statutory capital and surplus                                                        2,276,724      2,804,593     2,408,379

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. There was no balance on the loan at December 31, 2004 and 2003. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. For the years ended December 31, 2004 and 2003 IDS Life received under this arrangement, $81.5 million and $14.1 million, respectively.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.5 million in 2004, and $0.3 million in 2003 and 2002.

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003 and 2002 were $2.4 million, $2.2 million, and $1.4 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2004, 2003 and 2002 was $0.5 million, $2.1 million, and $1.8 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $600.6 million, $549.2 million, and $526.1 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation (AEC). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

During the second and fourth quarter of 2004, IDS Life approved and paid dividends to AEFC of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2004 and 2003 are $30.1 million and $64.4 million, respectively, payable to AEFC for federal income taxes.

--------------------------------------------------------------------------------
21

IDS Life Insurance Company
--------------------------------------------------------------------------------

9. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $295 million ($195 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

10. REINSURANCE

At December 31, 2004, 2003 and 2002, traditional life and universal life insurance in force aggregated $147.5 billion, $131.1 billion and $119.2 billion, respectively, of which $70.9 billion, $53.8 billion, and $38.0 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $159.6 million, $144.7 million and $129.3 million and reinsurance recovered from reinsurers amounted to $73.3 million, $60.3 million and $60.6 million, for the years ended December 31, 2004, 2003 and 2002, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance inforce was reported on a statutory basis.

11. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to various credit or market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. The following summarizes IDS Life's use of derivative financial instruments.

Cash flow hedges

IDS Life uses interest rate products, primarily interest rate swaptions to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2004, 2003 and 2002, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 14 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2004, 2003 and 2002, there were no gains or losses on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

Non-designated derivatives

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133. Certain of IDS Life's annuity products have returns tied to the performance of equity markets. These elements are considered derivatives under SFAS 133. IDS Life manages this equity market risk by entering into options and futures with offsetting characteristics.

Derivative financial instruments used to economically hedge IDS Life's exposure to annuity products include the use of purchased and written index options, as well as futures contracts. A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. The purchased and written options are carried at fair value on the balance sheet and included in other assets and other liabilities, respectively. The purchased and written options expire on various dates through 2009. IDS Life purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk.

Embedded Derivatives

IDS Life's equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS 133. IDS Life managed this equity market risk by entering into options and futures with offsetting characteristics. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product positively or negatively impact reported earnings. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The fair value of the embedded options are recognized on the balance sheet in future policy benefits for fixed annuities. The total fair value of these instruments were $341.2 million and $304.2 million at December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
22

IDS Life Insurance Company
--------------------------------------------------------------------------------

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                 2004                        2003
----------------------------------------------------------------------------------------------------------------------------
                                                                        Carrying       Fair          Carrying      Fair
(Thousands)                                                               Value       Value            Value      Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale, policy loans, trading securities and
   other investments                                                    $29,553,121   $29,553,121    $28,711,183  $28,711,183
Mortgage loans on real estate, net                                      $ 2,923,542   $ 3,149,986    $ 3,180,020  $ 3,477,868
Separate account assets                                                 $32,454,032   $32,454,032    $27,774,319  $27,774,319
Other financial assets                                                  $ 1,338,006   $ 1,342,639    $ 1,907,487  $ 1,910,874

Financial Liabilities
Fixed annuities                                                         $25,469,069   $24,759,962    $24,873,303  $24,113,440
Separate account liabilities                                            $28,284,118   $27,164,063    $24,281,415  $23,320,423
Other financial liabilities                                             $   600,027   $   600,027    $   637,151  $   637,151
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values of all other loans (including mortgage loans on real estate and leveraged investment loans), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Consolidated Balance Sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion and $1.4 billion at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $4.2 billion and $3.5 billion at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
23

IDS Life Insurance Company
--------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examination of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

14. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life's financial strength rating at "Aa3" and Fitch lowered IDS Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
24

                                                             S-6325-2 A (10/05)

PART C.

Item 24. Financial Statements and Exhibits

(a)   Financial statements included in Part A of this Registration Statement:

      The audited financial statements of the IDS Life Insurance Company including:

      Report of Independent Registered Public Accounting Firm dated Feb. 18,
      2005.
      Consolidated Balance Sheets as of Dec. 31, 2004 and 2003.
      Consolidated Statements of Income for the years ended Dec. 31, 2004,
      2003 and 2002.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2004, 2003 and 2002.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2004, 2003 and 2002.
      Notes to Consolidated Financial Statements.

      Financial statements included in Part B of this Registration Statement:

      The audited financial statements of the IDS Life Variable Account 10

      Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity including:

      Report of Independent Registered Public Accounting Firm dated March 31, 2005.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2004. Statements of Operations for the year ended Dec. 31, 2004.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2004 and 2003.
      Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 filed on or about April 27, 2005.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 filed on or about April 27, 2005.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14     Form of Deferred Annuity Contract for non-qualified contracts
         (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17     Form of TSA Endorsement (form 131068), filed electronically as Exhibit
         4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.18 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.19 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.20     Form of 5-Year Maximum Anniversary Value Death Benefit Rider
         (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24     Form of Guarantee Period Accounts Rider filed electronically as Exhibit
         4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.25 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.26 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) will be filed by amendment.

4.27 Form of Portfolio Navigator Model Portfolio Rider will be filed by amendment.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.20 Copy of Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and IDS Life Insurance Company, dated Feb. 2, 2004 filed electronically as Exhibit
         8.20 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.21 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated April 13, 2005 filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 31 to Registration Statement No. 333-79311 is incorporated by reference.

13.2 Power of Attorney to sign Amendment to this Registration Statement, dated July 7, 2004 filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 27 to Registration Statement
         No. 333-79311, is incorporated by reference.

14.      Not applicable.

Item 25.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Money Laundering Prevention Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl Millner                                          Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

B. Roger Natarajan                                     Director, Vice President and Chief Actuary

Benji Orr                                              Deputy Money Laundering Prevention Officer

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     Advisory Capital Income LLC                                                        Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitative Equity (General Partner) LLC                                 Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Indiana Inc.                                  Indiana
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Auto & Home Insurance                                                   Wisconsin
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation                                        Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services Corporation                                                   Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle Asset Management Holdings Ltd.                                        England

Item 27. Number of Contract owners

          As of March 31, 2005, there were 175,586 non-qualified contract owners and 261,642 qualified contract owners in the IDS Life Variable Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Money Laundering Prevention Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director, Vice President and Chief
                                           Actuary

     Benji Orr                             Deputy Money Laundering Prevention
                                           Officer

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $57,026,951            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 11th day of October, 2005.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of October, 2005.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically as Exhibit 13.1, to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 333-79311, is incorporated by reference, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004 filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 333-79311, is incorporated by reference, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 37 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus

Part B.

     Statement of Additional Information
     Financial Statements

Part C.

     Other Information.

     The signatures.